   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 21, 2009

                                           Registration No. 333-74295; 811-09253

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                ---------------

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [_]

PRE-EFFECTIVE AMENDMENT NO.                                                [_]
                           --


POST-EFFECTIVE AMENDMENT NO. 145                                           [x]


                                      And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [_]


AMENDMENT NO. 146                                                          [x]


                                ---------------

                            WELLS FARGO FUNDS TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               525 MARKET STREET
                            SAN FRANCISCO, CA 94105
          (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, INCLUDING ZIP CODE)

                                ---------------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 222-8222

                                C. DAVID MESSMAN
                       WELLS FARGO FUNDS MANAGEMENT, LLC
                         525 MARKET STREET, 12TH FLOOR
                            SAN FRANCISCO, CA 94105
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                WITH A COPY TO:

                             MARCO E. ADELFIO, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001

It is proposed that this filing will become effective (check appropriate box):

[_]   Immediately upon filing pursuant to Rule 485(b), or


[_]   on [date], pursuant to Rule 485(b)


[_]   60 days after filing pursuant to Rule 485(a)(1), or


[x]   on March 1, 2009, pursuant to Rule 485(a)(1)


[_]   75 days after filing pursuant to Rule 485(a)(2), or

[_]   on [date], pursuant to Rule 485(a)(2)

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

Explanatory Note: This Post-Effective Amendment No. 145 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") is being filed for the Wells Fargo Advantage Small/Mid Cap Stock and Specialty Funds to include a summary section at the front of the Funds' prospectuses.

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

                                 MARCH 1, 2010

                                   Prospectus

                                Classes A, B, C

WELLS FARGO ADVANTAGE FUNDS (Reg. TM) -  SMALL AND MID CAP STOCK FUNDS

C&B Mid Cap Value Fund
Class A -  CBMAX, Class B -  CBMBX, Class C -  CBMCX

Common Stock Fund
Class A -  SCSAX, Class B -  SCSKX, Class C -  STSAX

Discovery Fund
Class A -  WFDAX, Class C -  WDSCX

Enterprise Fund
Class A -  SENAX, Class C -  WENCX

Mid Cap Disciplined Fund
Class A -  WFPAX, Class C -  WFPCX

Mid Cap Growth Fund
Class A -  WFMCX, Class B -  WFMBX, Class C -  WFMHX

Opportunity Fund
Class A -  SOPVX, Class C -  WFOPX

Small Cap Disciplined Fund
Class A -  WFSMX, Class C -  WSCDX

Small Cap Growth Fund
Class A -  MNSCX, Class B -  WMNBX, Class C -  WMNCX

Small Cap Value Fund
Class A -  SMVAX, Class B -  SMVBX, Class C -  SMVCX

Small/Mid Cap Value Fund
Class A -  WFVAX, Class C -  WFCVX

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

FUND SUMMARIES
A SUMMARY OF INFORMATION ABOUT EACH FUND, INCLUDING: INVESTMENT OBJECTIVE, FEES AND EXPENSES, PORTFOLIO TURNOVER, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, MANAGEMENT OF THE FUND, TRANSACTION POLICIES AND TAX INFORMATION

C&B Mid Cap Value Fund Summary                 4
Common Stock Fund Summary                      8
Discovery Fund Summary                        12
Enterprise Fund Summary                       16
Mid Cap Disciplined Fund Summary              20
Mid Cap Growth Fund Summary                   24
Opportunity Fund Summary                      28
Small Cap Disciplined Fund Summary            32
Small Cap Growth Fund Summary                 36
Small Cap Value Fund Summary                  40
Small/Mid Cap Value Fund Summary              44
Summary of Other Important Information        47
   Regarding Fund Shares

--------------------------------------------------------------------------------

THE FUNDS
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

Key Fund Information                          48
C&B Mid Cap Value Fund                        49
Common Stock Fund                             51
Discovery Fund                                53
Enterprise Fund                               55
Mid Cap Disciplined Fund                      57
Mid Cap Growth Fund                           59
Opportunity Fund                              61
Small Cap Disciplined Fund                    63
Small Cap Growth Fund                         65
Small Cap Value Fund                          67
Small/Mid Cap Value Fund                      69
Description of Principal Investment           71
  Risks
Portfolio Holdings Information                74

--------------------------------------------------------------------------------

ORGANIZATION AND MANAGEMENT OF
THE FUNDS
INFORMATION ABOUT THE FUNDS' ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY

Organization and Management of the Funds      75
About Wells Fargo Funds Trust                 75
The Investment Adviser                        75
The Sub-Advisers and Portfolio Managers       75
Dormant Multi-Manager Arrangement             79

TABLE OF CONTENTS
--------------------------------------------------------------------------------

YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO OPEN AN ACCOUNT, AND BUY, SELL AND EXCHANGE FUND SHARES

A Choice of Share Classes                     80
Reductions and Waivers of Sales Charges       83
Compensation to Dealers and Shareholder       87
   Servicing Agents
Pricing Fund Shares                           89
How to Open an Account                        90
How to Buy Shares                             91
How to Sell Shares                            93
How to Exchange Shares                        96
Account Policies                              98

--------------------------------------------------------------------------------

OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS

Distributions                                100
Taxes                                        101
Additional Performance Information           102
Financial Highlights                         105
For More Information                  Back Cover

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202)371-8300.

C&B MID CAP VALUE FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The C&B Mid Cap Value Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain WELLS FARGO ADVANTAGE FUNDS (Reg. TM). More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages [x] and [y] of the Prospectus and "Additional Purchase and Redemption Information" on page [z] of the SAI.

 SHAREHOLDER FEES (fees paid directly
  from your investments)                    CLASS A       CLASS B        CLASS C
  Maximum sales charge (load) imposed       5.75%           None          None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)      None/1/       5.00%         1.00%
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See "A Choice of Share Classes" for further information.

 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)                                 CLASS A         CLASS B         CLASS C
  Management Fees                                %               %               %
  Distribution (12b-1) Fees                  0.00%           0.75%           0.75%
  Other Expenses/1/                              %               %               %
  Acquired Fund Fees and Expenses                %               %               %
  TOTAL ANNUAL FUND OPERATING                    %               %               %
  EXPENSES/2/
  Fee Waivers                                    %               %               %
  NET ANNUAL FUND OPERATING EXPENSES/3/          %               %               %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 1.20% for Class A shares, and 1.95% for Class B and Class C shares. The committed net operating expense ratio(s) may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions (to which sales charges do not apply); and the Fund's operating expenses remain the same.

                                          1 YEAR       3 YEARS       5 YEARS       10 YEARS
 CLASS A (if you sell your shares at        $            $             $             $
  the end of the period)
 CLASS B (if you sell your shares at        $            $             $             $
  the end of the period)
 CLASS C (if you sell your shares at        $            $             $             $
  the end of the period)
 CLASS A (if you do not sell your           $            $             $             $
  shares at the end of the period)
 CLASS B (if you do not sell your           $            $             $             $
  shares at the end of the period)
 CLASS C (if you do not sell your           $            $             $             $
  shares at the end of the period)

 4 C&B MID CAP VALUE FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of mid-capitalization companies, which we define as securities of companies with market capitalizations ranging from $500 million to $10 billion. We manage a relatively focused portfolio of 30 to 50 companies that enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We select securities for the portfolio based on an analysis of a company's financial characteristics and an assessment of the quality of a company's management. In selecting a company,we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections.We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company's top management, customers and suppliers.We believe our assessment of business quality and emphasis on valuation will protect the portfolio's assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets.We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

PRINCIPAL INVESTMENT RISKS
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
VALUE STYLE INVESTMENT RISK. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                                C&B MID CAP VALUE FUND SUMMARY 5

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

            CALENDAR YEAR TOTAL RETURNS FOR CLASS A/1/ AS OF 12/31 EACH YEAR
         (Returns do not reflect sales charges and would be lower if they did)
 2000      2001        2002        2003        2004       2005        2006       2007        2008       2009
41.03%    25.16%       -9.50%     38.99%      10.92%      6.02%      25.48%       -8.93%     -33.75%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09 (Returns reflect
  applicable sales charges)               1 YEAR       5 YEARS       10 YEARS
 CLASS A Returns Before Taxes               %            %             %
 CLASS A Returns After Taxes on             %            %             %
  Distributions/2/
 CLASS A Returns After Taxes on             %            %             %
Distributions and Sale of Fund
  Shares/2/
 CLASS B Returns Before Taxes               %            %             %
 CLASS C Returns Before Taxes               %            %             %
 RUSSELL MIDCAP (Reg. TM) VALUE INDEX       %            %             %
(reflects no deduction for fees,
  expenses
  or taxes)

1 Class A, Class B and Class C shares incepted on July 26, 2004.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

 6 C&B MID CAP VALUE FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER            PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Cooke & Bieler, L.P.   KERMIT S. ECK, CFA, Partner, Portfolio Manager and Research Analyst / 1998
                        DAREN C. HEITMAN, CFA, Partner, Research Analyst & Portfolio Manager / 2005
                        STEVE LYONS, CFA, Principal Analyst and Portfolio Manager / 2009
                        MICHAEL M. MEYER, CFA, Partner, Portfolio Manager & Research Analyst / 1998
                        EDWARD O'CONNOR, CFA, Partner, Portfolio Manager & Research Analyst / 2002
                        R. JAMES O'NEIL, CFA, Partner, Portfolio Manager and Research Analyst / 1998
                        MEHUL TRIVEDI, CFA, Partner, Portfolio Manager & Research Analyst / 1998

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.
For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

                                                C&B MID CAP VALUE FUND SUMMARY 7

COMMON STOCK FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Common Stock Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain WELLS FARGO ADVANTAGE FUNDS (Reg. TM). More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages [x] and [y] of the Prospectus and "Additional Purchase and Redemption Information" on page [z] of the SAI.

 SHAREHOLDER FEES (fees paid directly
  from your investments)                     CLASS A       CLASS B       CLASS C
  Maximum sales charge (load) imposed       5.75%           None          None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)      None/1/       5.00%         1.00%
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See "A Choice of Share Classes" for further information.

 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)                                    CLASS A         CLASS B         CLASS C
  Management Fees                                %               %               %
  Distribution (12b-1) Fees                  0.00%           0.75%           0.75%
  Other Expenses/1/                              %               %               %
  Acquired Fund Fees and Expenses                %               %               %
  TOTAL ANNUAL FUND OPERATING                    %               %               %
  EXPENSES/2/
  Fee Waivers                                    %               %               %
  NET ANNUAL FUND OPERATING EXPENSES/3/          %               %               %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 1.26% for Class A shares, and 2.01% for Class B and Class C shares. The committed net operating expense ratio(s) may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions (to which sales charges do not apply); and the Fund's operating expenses remain the same.

                                           1 YEAR       3 YEARS       5 YEARS       10 YEARS
 CLASS A (if you sell your shares at        $            $             $             $
  the end of the period)
 CLASS B (if you sell your shares at        $            $             $             $
  the end of the period)
 CLASS C (if you sell your shares at        $            $             $             $
  the end of the period)
 CLASS A (if you do not sell your           $            $             $             $
  shares at the end of the period)
 CLASS B (if you do not sell your           $            $             $             $
  shares at the end of the period)
 CLASS C (if you do not sell your           $            $             $             $
  shares at the end of the period)

 8 COMMON STOCK FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in common stocks of small-and medium-capitalization companies, which we define as those with market capitalizations falling within the ranges of the Russell 2000 (Reg. TM) Index and the Russell Midcap (Reg. TM) Index.The ranges of the Russell 2000 (Reg. TM) Index and the Russell Midcap (Reg. TM) Index were $78 million to $1.7 billion and $829 million $12.2 billion respectively, as of May 30, 2009, and are expected to change frequently. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.
We invest principally in common stocks of small-and medium-capitalization companies that we believe are underpriced yet have attractive growth prospects. Our analysis is based on the determination of a company's "private market value,"which is the price an investor would be willing to pay for the entire company.We determine a company's private market value based upon several different types of analysis.We carry out a fundamental analysis of a company's cash flows, asset valuations, competitive factors, and other industry specific factors. We also gauge the company's management strength, financial health, and growth potential in determining a company's private market value.We place an emphasis on company management, even meeting with management in certain situations. Finally,we focus on the long-term strategic direction of the company. We then compare the private market value as determined by these factors to the company's public market capitalization, and invest in the securities of those companies where we believe there is a significant gap between the two.
We may sell an investment when its price no longer compares favorably with the company's private market value. In addition,we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.

PRINCIPAL INVESTMENT RISKS
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
CURRENCY HEDGING RISK. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                                     COMMON STOCK FUND SUMMARY 9

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

            CALENDAR YEAR TOTAL RETURNS FOR CLASS A/1/ AS OF 12/31 EACH YEAR
         (Returns do not reflect sales charges and would be lower if they did)
 2000     2001         2002        2003       2004       2005        2006       2007       2008       2009
-1.60%    -1.99%      -19.48%     38.50%      9.67%     11.92%      15.29%      9.95%      -34.94%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09 (Returns reflect
  applicable sales charges)                 1 YEAR       5 YEARS       10 YEARS
 CLASS A Returns Before Taxes                 %            %             %
 CLASS A Returns After Taxes on               %            %             %
  Distributions/2/
 CLASS A Returns After Taxes on               %            %             %
Distributions and Sale of Fund
  Shares/2/
 CLASS B Returns Before Taxes                 %            %             %
 CLASS C Returns Before Taxes                 %            %             %
 RUSSELL 2500TM INDEX (reflects no            %            %             %
  deduction for fees, expenses or taxes)

1 Class A, Class B and Class C shares incepted on November 30, 2000.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

 10 COMMON STOCK FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER      PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital    ANN M. MILETTI, Lead Portfolio Manager / 2005
 Management
 Incorporated

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.
For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

                                                    COMMON STOCK FUND SUMMARY 11

DISCOVERY FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Discovery Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain WELLS FARGO ADVANTAGE FUNDS (Reg. TM). More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages [x] and [y] of the Prospectus and "Additional Purchase and Redemption Information" on page [z] of the SAI.

 SHAREHOLDER FEES (fees paid directly
  from your investments)                     CLASS A        CLASS C
  Maximum sales charge (load) imposed        5.75%          None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)       None/1/        1.00%
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See "A Choice of Share Classes" for further information.

 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)                                    CLASS A          CLASS C
  Management Fees                                  %                %
  Distribution (12b-1) Fees                    0.00%            0.75%
  Other Expenses/1/                                %                %
  Acquired Fund Fees and Expenses                  %                %
  TOTAL ANNUAL FUND OPERATING                      %                %
  EXPENSES/2/
  Fee Waivers                                      %                %
  NET ANNUAL FUND OPERATING EXPENSES/3/            %                %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 1.33% for Class A shares, and 2.08% for Class C shares. The committed net operating expense ratio(s) may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions (to which sales charges do not apply); and the Fund's operating expenses remain the same.

                                           1 YEAR       3 YEARS       5 YEARS       10 YEARS
 CLASS A (if you sell your shares at        $            $             $             $
  the end of the period)
 CLASS C (if you sell your shares at        $            $             $             $
  the end of the period)
 CLASS A (if you do not sellv your          $            $             $             $
  shares at the end of the period)
 CLASS C (if you do not sellv your          $            $             $             $
  shares at the end of the period)

 12 DISCOVERY FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest in equity securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth.We define small- and medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap (Reg. TM) Index, which was $12.2 billion as of May 30, 2009, and is expected to change frequently.We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. We typically use a discounted cash flow model to assess a firm's intrinsic value in order to set price objectives. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e. our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity. We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
GROWTH STYLE INVESTMENT RISK. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                                       DISCOVERY FUND SUMMARY 13

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

            CALENDAR YEAR TOTAL RETURNS FOR CLASS A/1/ AS OF 12/31 EACH YEAR
         (Returns do not reflect sales charges and would be lower if they did)
2000      2001         2002        2003        2004       2005        2006       2007        2008       2009
3.97%     4.17%       -12.12%     38.34%      15.69%      7.24%      13.02%      22.16%      -43.61%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx         xx.xx%
  Worst Quarter:      Qx    xxxx         -xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09 (Returns relfect
  applicable sales sharges)                1 YEAR       5 YEARS       10 YEARS
 CLASS A Returns Before Taxes                %            %             %
 CLASS A Returns After Taxes on              %            %             %
  Distributions/2/
 CLASS A Returns After Taxes on              %            %             %
Distributions and Sale of Fund
  Shares/2/
 CLASS C Returns Before Taxes                %            %             %
 RUSSELL 2500TM GROWTH INDEX (reflects       %            %             %
  no deduction for fees, expenses
  or taxes)

1 Class A and Class C shares incepted on July 31, 2007.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

 14 DISCOVERY FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER      PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital    JAMES M. LEACH, CFA, Portfolio Manager / 2003
 Management       THOMAS J. PENCE, CFA, Portfolio Manager / 2001
 Incorporated

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.
For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

                                                       DISCOVERY FUND SUMMARY 15

ENTERPRISE FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Enterprise Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain WELLS FARGO ADVANTAGE FUNDS (Reg. TM). More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages [x] and [y] of the Prospectus and "Additional Purchase and Redemption Information" on page [z] of the SAI.

 SHAREHOLDER FEES (fees paid directly
  from your investments)                     CLASS A        CLASS C
  Maximum sales charge (load) imposed        5.75%          None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)       None/1/        1.00%
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See "A Choice of Share Classes" for further information.

 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)                                    CLASS A          CLASS C
  Management Fees                                  %                %
  Distribution (12b-1) Fees                    0.00%            0.75%
  Other Expenses/1/                                %                %
  Acquired Fund Fees and Expenses                  %                %
  TOTAL ANNUAL FUND OPERATING                      %                %
  EXPENSES/2/
  Fee Waivers                                      %                %
  NET ANNUAL FUND OPERATING EXPENSES/3/            %                %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 1.35% for Class A shares and 2.10% for Class C shares. The committed net operating expense ratio(s) may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions (to which sales charges do not apply); and the Fund's operating expenses remain the same.

                                          1 YEAR       3 YEARS       5 YEARS       10 YEARS
 CLASS A (if you sell your shares at        $            $             $             $
  the end of the period)
 CLASS C (if you sell your shares at        $            $             $             $
  the end of the period)
 CLASS A (if you do not sell your           $            $             $             $
  shares at the end of the period)
 CLASS C (if you do not sell your           $            $             $             $
  shares at the end of the period)

 16 ENTERPRISE FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest in equity securities of companies of any size, although we invest principally in the equity securities of medium-capitalization companies.We define medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap (Reg. TM) Index, which was $12.2 billion as of May 30, 2009, and is expected to change frequently.We may also invest in foreign securities through ADRs and similar investments. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth).We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions.We also look at how management teams allocate capital in order to drive future cash flow.We typically use a discounted cash flow model to assess a firm's intrinsic value in order to set price objectives. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading.We may invest in any sector, and at times we may emphasize one or more particular sectors.We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity.We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
GROWTH STYLE INVESTMENT RISK. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                                      ENTERPRISE FUND SUMMARY 17

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

             CALENDAR YEAR TOTAL RETURNS FOR CLASS A/1 AS OF 12/31 EACH YEAR
          (Returns do not reflect sales charges and would be lower if they did)
  2000       2001         2002        2003        2004        2005        2006       2007        2008       2009
-29.95%     -22.15%      -28.04%     37.39%      14.92%       8.83%      12.00%      17.79%      -46.31%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09 (Returns relfect
  applicable sales sharges)                1 YEAR       5 YEAR       10 YEARS
 CLASS A Returns Before Taxes                %            %            %
 CLASS A Returns After Taxes on              %            %            %
  Distributions/2/
 CLASS A Returns After Taxes on              %            %            %
Distributions and Sale of Fund
  Shares/2/
 CLASS C Returns Before Taxes                %            %            %
 RUSSELL MIDCAP (Reg. TM) GROWTH INDEX       %            %            %
  (reflects no deduction for fees,
  expenses or taxes)

1 Class A shares incepted on February 24, 2000. Effective June 20, 2008, the
  Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Class C shares incepted on March 31, 2008.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

 18 ENTERPRISE FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER      PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital    JAMES M. LEACH, CFA, Portfolio Manager / 2007
 Management       THOMAS J. PENCE, CFA, Portfolio Manager / 2000
 Incorporated

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.
For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

                                                      ENTERPRISE FUND SUMMARY 19

MID CAP DISCIPLINED FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Mid Cap Disciplined Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain WELLS FARGO ADVANTAGE FUNDS (Reg. TM). More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages [x] and [y] of the Prospectus and "Additional Purchase and Redemption Information" on page [z] of the SAI.

 SHAREHOLDER FEES (fees paid directly
  from your investments)                     CLASS A        CLASS C
  Maximum sales charge (load) imposed        5.75%          None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)       None/1/        1.00%
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See "A Choice of Share Classes" for further information.

 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)                                    CLASS A          CLASS C
  Management Fees                                  %                %
  Distribution (12b-1) Fees                    0.00%            0.75%
  Other Expenses/1/                                %                %
  Acquired Fund Fees and Expenses                  %                %
  TOTAL ANNUAL FUND OPERATING                      %                %
  EXPENSES/2/
  Fee Waivers                                      %                %
  NET ANNUAL FUND OPERATING EXPENSES/3/            %                %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 1.25% for Class A shares, and 2.00% for Class C shares. The committed net operating expense ratio(s) may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions (to which sales charges do not apply); and the Fund's operating expenses remain the same.

                                          1 YEAR       3 YEARS       5 YEARS       10 YEARS
 CLASS A (if you sell your shares at        $            $             $             $
  the end of the period)
 CLASS C (if you sell your shares at        $            $             $             $
  the end of the period)
 CLASS A (if you do not sell your           $            $             $             $
  shares at the end of the period)
 CLASS C (if you do not sell your           $            $             $             $
  shares at the end of the period)

 20 MID CAP DISCIPLINED FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of medium-capitalization companies which we define as securities of companies with market capitalizations within the range of the Russell Midcap (Reg. TM) Index.The market capitalization range of the Russell Midcap Index (Reg. TM) was $829 million to $12.2 billion, as of May 30, 2009, and is expected to change frequently.We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek to take advantage of opportunities in the market created by investors who primarily focus on the short-term prospects of companies.To identify these opportunities,we follow a bottom-up investment process that focuses on three key elements - right company, right price, and right time. First, the right companies are defined as those that have solid assets with manageable debt levels in good industries. Secondly,we seek to buy these companies at the right price.To determine the right price,we carefully evaluate the potential upside reward as well as the potential downside risk in order to arrive at a reward/risk profile for every company considered. Lastly,we seek to buy these companies at the right time, which is typically when the prevailing market sentiment is low.We believe buying securities of a company when the prevailing sentiment is low allows us to limit the potential downside risk and allows us to participate in the potential upside price appreciation if the business fundamentals of the company improve. We consider selling a security when it appreciates to our target price without changes to the fundamentals of the underlying company,when the fundamentals deteriorate, when the security is forced out of the portfolio by a better idea, or when sentiment improves significantly.We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
CURRENCY HEDGING RISK. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
VALUE STYLE INVESTMENT RISK. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                             MID CAP DISCIPLINED FUND SUMMARY 21

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

            CALENDAR YEAR TOTAL RETURNS FOR CLASS A/1/ AS OF 12/31 EACH YEAR
          (Returns do not reflect sales charges and would be lower if they did)
 2000      2001         2002        2003        2004      2005        2006       2007        2008       2009
22.80%    12.41%       -11.78%     40.66%      21.18%     7.92%      18.27%       -4.83%     -30.01%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09 (Returns reflect
  applicable sales charges)                1 YEAR       5 YEARS       10 YEARS
 CLASS A Returns Before Taxes               %            %             %
 CLASS A Returns After Taxes on             %            %             %
  Distributions/2/
 CLASS A Returns After Taxes on             %            %             %
Distributions and Sale of Fund
  Shares/2/
 CLASS C Returns Before Taxes               %            %             %
 RUSSELL MIDCAP (Reg. TM) VALUE INDEX       %            %             %
(reflects no deduction for fees,
  expenses
  or taxes)

1 Class A and Class C shares incepted on July 31, 2007.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

 22 MID CAP DISCIPLINED FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER      PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital    JAMES TRINGAS, CFA, CPA, Co-Portfolio Manager / 2009
 Management       BRYANT VANCRONKHITE, CFA, CPA, Portfolio Manager / 2009
 Incorporated

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.
For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

                                             MID CAP DISCIPLINED FUND SUMMARY 23

MID CAP GROWTH FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Mid Cap Growth Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain WELLS FARGO ADVANTAGE FUNDS (Reg. TM). More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages [x] and [y] of the Prospectus and "Additional Purchase and Redemption Information" on page [z] of the SAI.

 SHAREHOLDER FEES (fees paid directly
  from your investments)                    CLASS A       CLASS B       CLASS C
  Maximum sales charge (load) imposed       5.75%           None          None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)      None/1/       5.00%         1.00%
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See "A Choice of Share Classes" for further information.

 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)                                CLASS A         CLASS B         CLASS C
  Management Fees                              %               %               %
  Distribution (12b-1) Fees                0.00%           0.75%           0.75%
  Other Expenses/1/                            %               %               %
  Acquired Fund Fees and Expenses              %               %               %
  TOTAL ANNUAL FUND OPERATING                  %               %               %
  EXPENSES/2/
  Fee Waivers                                  %               %               %
  NET EXPENSES/3/                              %               %               %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to maintain the Funds' net operating expense ratio(s), excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 1.35% for Class A shares and 2.10% for Class B and Class C shares. After this date, the net operating expense ratio(s) may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions (to which sales charges do not apply); and the Fund's operating expenses remain the same.

                                           1 YEAR       3 YEARS       5 YEARS       10 YEARS
 CLASS A (if you sell your shares at        $            $             $             $
  the end of the period)
 CLASS B (if you sell your shares at        $            $             $             $
  the end of the period)
 CLASS C (if you sell your shares at        $            $             $             $
  the end of the period)
 CLASS A (if you do not sell your           $            $             $             $
  shares at the end of the period)
 CLASS B (if you do not sell your           $            $             $             $
  shares at the end of the period)
 CLASS C (if you do not sell your           $            $             $             $
  shares at the end of the period)

 24 MID CAP GROWTH FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of medium-capitalization companies that we believe have above-average growth potential.We define medium-capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap (Reg. TM) Index, which was $12.2 billion as of May 30, 2009, and is expected to change frequently. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We focus our investment strategy on identifying and investing in medium-capitalization companies that we believe continue to provide consistent growth potential.We build the Fund's portfolio from the bottom-up selecting medium-capitalization companies that we consider to have successful business plans.We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio.We use a variety of criteria specific to a given portfolio security to determine when we may potentially sell such security so that we avoid reacting to pressure caused by volatility in the broad mid cap market. Such criteria may include a security reaching our target price,(potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines).We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
GROWTH STYLE INVESTMENT RISK. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                                  MID CAP GROWTH FUND SUMMARY 25

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

             CALENDAR YEAR TOTAL RETURNS FOR CLASS A/1/ AS OF 12/31 EACH YEAR
          (Returns do not reflect sales charges and would be lower if they did)
 2000        2001       2002         2003        2004        2005       2006        2007        2008       2009
14.60%      -23.94%      -28.55%     38.07%      21.49%      5.64%      13.93%      18.89%      -45.03%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09 (Returns reflect
  applicable sales charges)                1 YEAR       5 YEARS       10 YEARS
 CLASS A Returns Before Taxes                %            %             %
 CLASS A Returns After Taxes on              %            %             %
  Distributions/2/
 CLASS A Returns After Taxes on              %            %             %
Distributions and Sale of Fund
  Shares/2/
 CLASS B Returns Before Taxes                %            %             %
 CLASS C Returns Before Taxes                %            %             %
 RUSSELL MIDCAP (Reg. TM) GROWTH INDEX       %            %             %
  (reflects no deduction for fees,
  expenses or taxes)

1 Class A shares incepted on December 30, 1994. Class B and Class C shares incepted on June 9, 2003.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

 26 MID CAP GROWTH FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER      PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital    JEROME "CAM" PHILPOTT, CFA, Portfolio Manager / 2001
 Management       STUART ROBERTS, Portfolio Manager / 2001
 Incorporated

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.
For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

                                                  MID CAP GROWTH FUND SUMMARY 27

OPPORTUNITY FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Opportunity Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain WELLS FARGO ADVANTAGE FUNDS (Reg. TM). More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages [x] and [y] of the Prospectus and "Additional Purchase and Redemption Information" on page [z] of the SAI.

 SHAREHOLDER FEES (fees paid directly
  from your investments)                     CLASS A        CLASS C
  Maximum sales charge (load) imposed        5.75%          None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)       None/1/        1.00%
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See "A Choice of Share Classes" for further information.

 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)                                    CLASS A          CLASS C
  Management Fees                                  %                %
  Distribution (12b-1) Fees                    0.00%            0.75%
  Other Expenses/1/                                %                %
  Acquired Fund Fees and Expenses                  %                %
  TOTAL ANNUAL FUND OPERATING                      %                %
  EXPENSES/2/
  Fee Waivers                                      %                %
  NET ANNUAL FUND OPERATING EXPENSES/3/            %                %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 1.29% for Class A shares and 2.04% for Class C shares. The committed net operating expense ratio(s) may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions (to which sales charges do not apply); and the Fund's operating expenses remain the same.

                                         1 YEAR       3 YEARS       5 YEARS       10 YEARS
 CLASS A (if you sell your shares at        $            $             $             $
  the end of the period)
 CLASS C (if you sell your shares at        $            $             $             $
  the end of the period)
 CLASS A (if you do not sell your           $            $             $             $
  shares at the end of the period)
 CLASS C (if you do not sell your           $            $             $             $
  shares at the end of the period)

 28 OPPORTUNITY FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of medium-capitalization companies, which we define as those within the range of market capitalizations of companies in the Russell Midcap (Reg. TM) Index.The range of the Russell Midcap (Reg. TM) Index was $829 million to $12.2 billion as of May 30, 2009, and is expected to change frequently. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts.However, under normal circumstances,we will not engage in extensive foreign currency hedging.
We invest in equity securities of medium-capitalization companies that we believe are underpriced yet have attractive growth prospects. Our analysis is based on the determination of a company's "private market value,"which is the price an investor would be willing to pay for the entire company.We determine a company's private market value based upon several types of analysis.We carry out a fundamental analysis of a company's cash flows, asset valuations, competitive situation and industry specific factors.We also gauge the company's management strength, financial health, and growth potential in determining a company's private market value.We place an emphasis on a company's management, even meeting with management in certain situations. Finally,we focus on the long-term strategic direction of a company.We then compare the private market value as determined by these factors to the company's public market capitalization, and invest in the equity securities of those companies where we believe there is a significant gap between the two.
We may sell an investment when its market price no longer compares favorably with the company's private market value. In addition,we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.

PRINCIPAL INVESTMENT RISKS
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
CURRENCY HEDGING RISK. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                                     OPPORTUNITY FUND SUMMARY 29

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

             CALENDAR YEAR TOTAL RETURNS FOR CLASS A/1 AS OF 12/31 EACH YEAR
          (Return do not reflect sales charges and would be lower if they did)
2000       2001         2002        2003        2004       2005        2006       2007     2008       2009
8.21%      -5.08%      -27.11%     37.26%      17.39%      7.18%      11.83%      5.05%    -40.36%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09 (Returns reflect
  applicable sales charges)            1 YEAR       5 YEAR       10 YEARS
 CLASS A Returns Before Taxes            %            %            %
 CLASS A Returns After Taxes on          %            %            %
  Distributions/2/
 CLASS A Returns After Taxes on          %            %            %
Distributions and Sale of Fund
  Shares/2/
 CLASS C Return Before Taxes             %            %            %
 RUSSELL MIDCAP (Reg. TM) INDEX          %            %            %
(reflects no deduction for fees  ,
  expenses or
  taxes)

1 Class A shares incepted on February 24, 2000. Effective June 20, 2008, the
  Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Class C shares incepted on March 31, 2008.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

 30 OPPORTUNITY FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER      PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital    ANN M. MILETTI, Lead Portfolio Manager / 2005
 Management
 Incorporated

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.
For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

                                                     OPPORTUNITY FUND SUMMARY 31

SMALL CAP DISCIPLINED FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Small Cap Disciplined Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain WELLS FARGO ADVANTAGE FUNDS (Reg. TM). More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages [x] and [y] of the Prospectus and "Additional Purchase and Redemption Information" on page [z] of the SAI.

 SHAREHOLDER FEES (fees paid directly
  from your investments)                     CLASS A        CLASS C
  Maximum sales charge (load) imposed        5.75%          None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)       None/1/        1.00%
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See "A Choice of Share Classes" for further information.

 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)                                    CLASS A          CLASS C
  Management Fees                                  %                %
  Distribution (12b-1) Fees                    0.00%            0.75%
  Other Expenses/1/                                %                %
  Acquired Fund Fees and Expenses                  %                %
  TOTAL ANNUAL FUND OPERATING                      %                %
  EXPENSES/2/
  Fee Waivers                                      %                %
  NET ANNUAL FUND OPERATING EXPENSES/3/            %                %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 1.45% for Class A shares and 2.20% for Class C shares. The committed net operating expense ratio(s) may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions (to which sales charges do not apply); and the Fund's operating expenses remain the same.

                                          1 YEAR       3 YEARS       5 YEARS       10 YEARS
 CLASS A (if you sell your shares at        $            $             $             $
  the end of the period)
 CLASS C (if you sell your shares at        $            $             $             $
  the end of the period)
 CLASS A (if you do not sell your           $            $             $             $
  shares at the end of the period)
 CLASS C (if you do not sell your           $            $             $             $
  shares at the end of the period)

 32 SMALL CAP DISCIPLINED FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in small-capitalization companies that we believe are undervalued relative to the market based on discounted cash flows, earnings and asset value.We define small-capitalization companies as companies whose market capitalizations are substantially similar to those of companies in the Russell 2500TM Index. The range of the Russell 2500TM Index was $78 million to $3.9 billion, as of May 30, 2009, and is expected to change frequently.We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek to take advantage of opportunities in the market created by investors who primarily focus on the short-term prospects of companies. To identify these opportunities,we follow a bottom-up investment process that focuses on three key elements - right company, right price, and right time. First, the right companies are defined as those that have solid assets with manageable debt levels in good industries. Secondly,we seek to buy these companies at the right price. To determine the right price,we carefully evaluate the potential upside reward as well as the potential downside risk in order to arrive at a reward/risk profile for every company considered. Lastly,we seek to buy these companies at the right time, which is typically when the prevailing market sentiment is low.We believe buying securities of a company when the prevailing sentiment is low allows us to limit the potential downside risk and allows us to participate in the potential upside price appreciation if the business fundamentals of the company improve. We consider selling a security when it appreciates to our target price without changes to the fundamentals of the underlying company,when the fundamentals deteriorate,when the security is forced out of the portfolio by a better idea, or when sentiment improves significantly. We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
CURRENCY HEDGING RISK. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
VALUE STYLE INVESTMENT RISK. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                           SMALL CAP DISCIPLINED FUND SUMMARY 33

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

               CALENDAR YEAR TOTAL RETURNS FOR CLASS A/1/ AS OF 12/31 EACH YEAR
            (Returns do not reflect sales charges and would be lower if they did)
 2003         2004        2005        2006       2007          2008       2009
62.53%       27.04%       -0.64%     18.43%       -4.79%      -34.32%     %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09 (Returns reflect
  applicable sales charges)             1 YEAR       5 YEARS       LIFE OF FUND/1/

 CLASS A Returns Before Taxes            %             %              %
 CLASS A Returns After Taxes on          %             %              %
  Distributions/2/
 CLASS A Returns After Taxes on          %             %              %
Distributions and Sale of Fund
  Shares/2/
 CLASS C Returns Before Taxes            %             %              %
 RUSSELL 2000 (Reg. TM) VALUE INDEX      %             %              %
(reflects no deduction for fees,
  expenses or
  taxes)

1 Class A and Class C shares incepted on March 31, 2008. Returns for the Class
  A and Class C shares and Index shown in the Life of Fund column are as of the Fund inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

 34 SMALL CAP DISCIPLINED FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER     PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital   JAMES TRINGAS, CFA, CPA, Co-Portfolio Manager / 2009
 Management      BRYANT VANCRONKHITE, CFA, CPA, Portfolio Manager / 2009
 Incorporated

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.
For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

                                           SMALL CAP DISCIPLINED FUND SUMMARY 35

SMALL CAP GROWTH FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Small Cap Growth Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain WELLS FARGO ADVANTAGE FUNDS (Reg. TM). More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages [x] and [y] of the Prospectus and "Additional Purchase and Redemption Information" on page [z] of the SAI.

 SHAREHOLDER FEES (fees paid directly
  from your investments)                    CLASS A       CLASS B       CLASS C
  Maximum sales charge (load) imposed       5.75%           None          None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)      None/1/       5.00%         1.00%
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See "A Choice of Share Classes" for further information.

 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)                                   CLASS A         CLASS B         CLASS C
  Management Fees                                %               %               %
  Distribution (12b-1) Fees                  0.00%           0.75%           0.75%
  Other Expenses/1/                              %               %               %
  Acquired Fund Fees and Expenses                %               %               %
  TOTAL ANNUAL FUND OPERATING                    %               %               %
  EXPENSES/2/
  Fee Waivers                                    %               %               %
  NET ANNUAL FUND OPERATING EXPENSES/3/          %               %               %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 1.40% for Class A shares, and 2.15% for Class B and Class C shares. The committed net operating expense ratio(s) may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions (to which sales charges do not apply); and the Fund's operating expenses remain the same.

                                          1 YEAR       3 YEARS       5 YEARS       10 YEARS
 CLASS A (if you sell your shares at        $            $             $             $
  the end of the period)
 CLASS B (if you sell your shares at        $            $             $             $
  the end of the period)
 CLASS C (if you sell your shares at        $            $             $             $
  the end of the period)
 CLASS A (if you do not sell your           $            $             $             $
  shares at the end of the period)
 CLASS B (if you do not sell your           $            $             $             $
  shares at the end of the period)
 CLASS C (if you do not sell your           $            $             $             $
  shares at the end of the period)

 36 SMALL CAP GROWTH FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of small-capitalization companies that we believe have above-average growth potential.We define small-capitalization companies as those with market capitalizations at the time of purchase of less than $2 billion. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We focus our investment strategy on identifying and investing in rapidly growing small-capitalization companies that are in an early or transitional stage of their development, before their potential is discovered by the market. We build the Fund's portfolio by selecting companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio. We use a variety of criteria specific to a portfolio security to determine when we may potentially sell such security to avoid reacting to pressure caused by volatility in the broad small cap market. Such criteria may include a security reaching our target price (potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines).We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
GROWTH STYLE INVESTMENT RISK. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                                SMALL CAP GROWTH FUND SUMMARY 37

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

             CALENDAR YEAR TOTAL RETURNS FOR CLASS A/1/ AS OF 12/31 EACH YEAR
          (Returns do not reflect sales charges and would be lower if they did)
  2000       2001         2002        2003        2004      2005        2006       2007        2008       2009
-25.14%     -12.65%      -29.51%     47.88%      13.63%     6.07%      22.37%      13.40%      -39.81%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09 (Returns reflect
  applicable sales charges)              1 YEAR       5 YEARS       10 YEARS
 CLASS A Returns Before Taxes              %            %             %
 CLASS A Returns After Taxes on            %            %             %
  Distributions/2/
 CLASS A Returns After Taxes on            %            %             %
Distributions and Sale of Fund
  Shares/2/
 CLASS B Returns Before Taxes              %            %             %
 CLASS C Returns Before Taxes              %            %             %
 RUSSELL 2000 (Reg. TM) GROWTH INDEX       %            %             %
(reflects no deduction for fees,
  expenses
  or taxes)

1 Class A shares incepted on July 13, 1990. Class B and Class C shares incepted on June 9, 2003.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

 38 SMALL CAP GROWTH FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER      PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital    JEROME "CAM" PHILPOTT, CFA, Portfolio Manager / 1993
 Management       STUART ROBERTS, Portfolio Manager / 1990
 Incorporated

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.
For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

                                                SMALL CAP GROWTH FUND SUMMARY 39

SMALL CAP VALUE FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Small Cap Value Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain WELLS FARGO ADVANTAGE FUNDS (Reg. TM). More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages [x] and [y] of the Prospectus and "Additional Purchase and Redemption Information" on page [z] of the SAI.

 SHAREHOLDER FEES (fees paid directly
  from your investments)                     CLASS A       CLASS B       CLASS C
  Maximum sales charge (load) imposed       5.75%           None          None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)      None/1/       5.00%         1.00%
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See "A Choice of Share Classes" for further information.

 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)                                    CLASS A         CLASS B         CLASS C
  Management Fees                                %               %               %
  Distribution (12b-1) Fees                  0.00%           0.75%           0.75%
  Other Expenses/1/                              %               %               %
  Acquired Fund Fees and Expenses                %               %               %
  TOTAL ANNUAL FUND OPERATING                    %               %               %
  EXPENSES/2/
  Fee Waivers                                    %               %               %
  NET ANNUAL FUND OPERATING EXPENSES/3/          %               %               %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to maintain the Funds' net operating expense ratio(s), excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 1.44% for Class A shares, and 2. 19% for Class B and Class C shares. After this time, the net operating expense ratio(s) may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions (to which sales charges do not apply); and the Fund's operating expenses remain the same.

                                             1 YEAR       3 YEARS       5 YEARS       10 YEARS
 CLASS A (if you sell your shares at           $            $             $             $
  the end of the period)
 CLASS B(if you sell your shares at the        $            $             $             $
  end of the period)
 CLASS C (if you sell your shares at           $            $             $             $
  the end of the period)
 CLASS A (if you do not sell your              $            $             $             $
  shares at the end of the period)
 CLASS B (if you do not sell your              $            $             $             $
  shares at the end of the period)
 CLASS C (if you do not sell your              $            $             $             $
  shares at the end of the period)

 40 SMALL CAP VALUE FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was $78 million to $3.9 billion, as of May 30, 2009, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from
(call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.
We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

PRINCIPAL INVESTMENT RISKS
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
CURRENCY HEDGING RISK. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
VALUE STYLE INVESTMENT RISK. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                                 SMALL CAP VALUE FUND SUMMARY 41

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

            CALENDAR YEAR TOTAL RETURNS FOR CLASS A/1/ AS OF 12/31 EACH YEAR
         (Returns do not reflect sales charges and would be lower if they did)
 2000      2001        2002        2003        2004        2005        2006       2007        2008       2009
25.99%    17.70%       -6.20%     48.49%      19.89%      14.82%      12.92%      10.26%      -38.37%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09 (Returns reflect
  applicable sales charges)             1 YEAR       5 YEARS       10 YEARS
 CLASS A Returns Before Taxes             %            %             %
 CLASS A Returns After Taxes on           %            %             %
  Distributions/2/
 CLASS A Returns After Taxes on           %            %             %
Distributions and Sale of Fund
  Shares/2/
 CLASS B Returns Before Taxes             %            %             %
 CLASS C Returns Before Taxes             %            %             %
 RUSSELL 2000 (Reg. TM) VALUE INDEX       %            %             %
(reflects no deduction for fees,
  expenses or
  taxes)

1 Class A, Class B and Class C shares incepted on November 30, 2000.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

 42 SMALL CAP VALUE FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER      PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital    I. CHARLES RINALDI, Senior Portfolio Manager / 1997
 Management
 Incorporated

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.
For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

                                                 SMALL CAP VALUE FUND SUMMARY 43

SMALL/MID CAP VALUE FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Small/Mid Cap Value Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain WELLS FARGO ADVANTAGE FUNDS (Reg. TM). More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages [x] and [y] of the Prospectus and "Additional Purchase and Redemption Information" on page [z] of the SAI.

 SHAREHOLDER FEES (fees paid directly
  from your investments)                     CLASS A        CLASS C
  Maximum sales charge (load) imposed        5.75%          None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)       None/1/        1.00%
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See "A Choice of Share Classes" for further information.

 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)                                    CLASS A          CLASS C
  Management Fees                                  %                %
  Distribution (12b-1) Fees                    0.00%            0.75%
  Other Expenses/1/                                %                %
  TOTAL ANNUAL FUND OPERATING                      %                %
  EXPENSES/2/
  Fee Waivers                                      %                %
  NET ANNUAL FUND OPERATING EXPENSES/3/            %                %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has contractually committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio(s) shown. The committed net operating expense ratio(s) may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions (to which sales charges do not apply); and the Fund's operating expenses remain the same.

                                          1 YEAR       3 YEARS       5 YEARS       10 YEARS
 CLASS A (if you sell your shares at        $            $             $             $
  the end of the period)
 CLASS C (if you sell your shares at        $            $             $             $
  the end of the period)
 CLASS A (if you do not sell your           $            $             $             $
  shares at the end of the period)
 CLASS C (if you do not sell your           $            $             $             $
  shares at the end of the period)

 44 SMALL/MID CAP VALUE FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of small-and medium capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index.The market capitalization range of the Russell 2500TM Index was $78 million to $3.9 billion, as of May 30, 2009, and is expected to change frequently.We may also invest in equity securities of foreign issuers through ADRs and similar investments.As a hedging strategy, the Fund may write put and call options,meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future.Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small- and medium-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations.We believe the combination of buying the securities of undervalued small and medium capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

PRINCIPAL INVESTMENT RISKS
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
CURRENCY HEDGING RISK. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
VALUE STYLE INVESTMENT RISK. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                             SMALL/MID CAP VALUE FUND SUMMARY 45

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

           CALENDAR YEAR TOTAL RETURNS FOR CLASS A/1/ AS OF 12/31 EACH YEAR
         Returns do not reflect sales charges and would be lower if they did
 2003          2004        2005        2006       2007        2008       2009
58.44%        19.37%      13.32%      13.41%       -1.00%     -43.90%

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx     xxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09 (Returns reflect
  applicable sales charges)              1 YEAR       5 YEARS       LIFE OF FUND/1/
 CLASS A Returns Before Taxes              %             %              %
 CLASS A Returns After Taxes on            %             %              %
  Distributions/2/
 CLASS A Returns After Taxes on            %             %              %
Distributions and Sale of Fund
  Shares/2/
 CLASS C Returns Before Taxes              %             %              %
 RUSSELL 2500TM VALUE INDEX (reflects      %             %              %
  no deduction for fees, expenses or
  taxes)

1 Class A and Class C shares incepted on July 31, 2007. Returns for the Class A shares and Class C shares and Index in the Life of Fund column are as of the Fund inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

 46 SMALL/MID CAP VALUE FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER      PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital    ERIK C. ASTHEIMER, Senior Research Analyst & Co-Portfolio Manager / 2008
 Management       I. CHARLES RINALDI, Senior Portfolio Manager / 1997
 Incorporated     MICHAEL SCHNEIDER, CFA, Senior Research Analyst & Co-Portfolio Manager / 2008

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING FUND SHARES
TRANSACTION POLICIES

                                                                                TO PLACE ORDERS OR REDEEM
 BUYING FUND SHARES             SELLING FUND SHARES                             SHARES
------------------------------- -----------------------------------------------  -----------------------------------

 MINIMUM INITIAL INVESTMENT     See HOW TO SELL SHARES beginning on page [x]    MAIL: WELLS FARGO ADVANTAGE FUNDS
 Class A and Class C: $1,000    of the Prospectus                               P.O. Box 8266
 Class B shares are generally                                                   Boston, MA 02266-8266
 closed to new investment.                                                      INTERNET: www.wellsfargo.com/
                                                                                advantagefunds
 MINIMUM ADDITIONAL                                                             PHONE OR WIRE: 1-800-222-8222
 INVESTMENT                                                                     IN PERSON: Investor Center
 All Classes: $100                                                              100 Heritage Reserve
 See HOW TO BUY SHARES                                                          Menomonee Falls,WI 53051.
 beginning on page [x] of the
 Prospectus                                                                     CONTACT YOUR FINANCIAL
                                                                                PROFESSIONAL.


In general, you can buy or sell shares of the Fund by mail, internet, phone, wire or in person on any business day. You can generally pay for shares by check, wire or electronic fund transfer. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire transfer. You also may buy and sell shares through a financial professional. Orders to buy and sell shares are processed at the next net asset value ("NAV") (share price) to be calculated after we receive your request in proper form. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more information about buying and selling shares, including minimum initial and subsequent investment waivers, policies, and restrictions that may apply, ask your financial professional or see HOW TO BUY SHARES and HOW TO SELL SHARES beginning on pages [x] and [y] of the Prospectus.

TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. See "Taxes" on page [X] of the Prospectus.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                 SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING FUND SHARES 47

KEY FUND INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about certain Funds within the WELLS FARGO ADVANTAGE FUNDS (Reg. TM) family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-advisers, or the portfolio managers. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS AND PRINCIPAL INVESTMENT STRATEGIES The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

o  what the Fund is trying to achieve;

o  how we intend to invest your money; and

o what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Funds, except for the Discovery Fund, concerning "80% of the Funds' net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

--------------------------------------------------------------------------------
MASTER/GATEWAY (Reg. TM)/ /STRUCTURE
At the discretion of the Board of Trustees, the Mid Cap Growth Fund and Small Cap Value Fund each have the potential of becoming a gateway fund in a MASTER/GATEWAY structure. This structure is more commonly known as a master/feeder structure. In this structure, a gateway or feeder fund invests substantially all of its assets in one or more master portfolios or other Funds of WELLS FARGO ADVANTAGE FUNDS to achieve its investment objective. Multiple gateway funds investing in the same master portfolio or Fund can enhance their investment opportunities and reduce their expense ratios by sharing the costs and benefits of a larger pool of assets. References to the investment activities of a gateway fund are intended to refer to the investment activities of the master portfolio(s) in which it invests. Master portfolios offer their shares to multiple gateway funds and other master portfolios rather than directly to the public, and the services provided and the fees charged to a gateway fund are in addition to and not duplicative of the services provided and fees charged to the master portfolios.

 48 KEY FUND INFORMATION

C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Cooke & Bieler, L.P.

PORTFOLIO MANAGERS
Kermit S. Eck, CFA
Daren C. Heitman, CFA
Steve Lyons, CFA
Michael M. Meyer, CFA
Edward W. O'Connor, CFA
R. James O'Neil, CFA
Mehul Trivedi, CFA

FUND INCEPTION:
02/18/1998
CLASS A:
Ticker: CBMAX
Fund Number: 1857
CLASS B:
Ticker: CBMBX
Fund Number: 1858
CLASS C:
Ticker: CBMCX
Fund Number: 1859

INVESTMENT OBJECTIVE
The C&B Mid Cap Value Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of mid-capitalization companies.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of mid-capitalization companies, which we define as securities of companies with market capitalizations ranging from $500 million to $10 billion. We manage a relatively focused portfolio of 30 to 50 companies that enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We select securities for the portfolio based on an analysis of a company's financial characteristics and an assessment of the quality of a company's management. In selecting a company, we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company's top management, customers and suppliers. We believe our assessment of business quality and emphasis on valuation will protect the portfolio's assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                       C&B MID CAP VALUE FUND 49

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Derivatives Risk
   o Issuer Risk
   o Leverage Risk
   o Liquidity Risk

   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk
   o Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 50 C&B MID CAP VALUE FUND

COMMON STOCK FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
Ann M. Miletti

FUND INCEPTION:
12/29/1989
CLASS A:
Ticker: SCSAX
Fund Number: 3301
CLASS B:
Ticker: SCSKX
Fund Number: 3401
CLASS C:
Ticker: STSAX
Fund Number: 3508

INVESTMENT OBJECTIVE
The Common Stock Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o  at least 80% of the Fund's net assets in common stocks; and

o up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in common stocks of small-and medium-capitalization companies, which we define as those with market capitalizations falling within the ranges of the Russell 2000 (Reg. TM) Index and the Russell Midcap (Reg. TM) Index. The ranges of the Russell 2000 (Reg. TM) Index and the Russell Midcap (Reg. TM) Index were $78 million to $1.7 billion and $829 million to $12.2 billion respectively, as of May 30, 2009, and are expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

We invest principally in common stocks of small-and medium-capitalization companies that we believe are underpriced yet have attractive growth prospects. Our analysis is based on the determination of a company's "private market value," which is the price an investor would be willing to pay for the entire company. We determine a company's private market value based upon several different types of analysis. We carry out a fundamental analysis of a company's cash flows, asset valuations, competitive factors, and other industry specific factors. We also gauge the company's management strength, financial health, and growth potential in determining a company's private market value. We place an emphasis on company management, even meeting with management in certain situations. Finally, we focus on the long-term strategic direction of the company. We then compare the private market value as determined by these factors to the company's public market capitalization, and invest in the securities of those companies where we believe there is a significant gap between the two.

We may sell an investment when its price no longer compares favorably with the company's private market value. In addition, we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                            COMMON STOCK FUND 51

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Currency Hedging Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 52 COMMON STOCK FUND

DISCOVERY FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
James M. Leach, CFA
Thomas J. Pence, CFA

FUND INCEPTION:
12/31/1987
CLASS A:
Ticker: WFDAX
Fund Number: 3321
CLASS C:
Ticker: WDSCX
Fund Number: 3533

INVESTMENT OBJECTIVE
The Discovery Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's total assets in equity securities of small- and medium- capitalization companies; and

o up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest in equity securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth. We define small- and medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap (Reg. TM) Index, which was $12.2 billion as of May 30, 2009, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. We typically use a discounted cash flow model to assess a firm's intrinsic value in order to set price objectives. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (I.E. our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity. We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                               DISCOVERY FUND 53

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Growth Style Investment Risk
   o Issuer Risk

   o Leverage Risk
   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 54 DISCOVERY FUND

ENTERPRISE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
James M. Leach, CFA
Thomas J. Pence, CFA

FUND INCEPTION:
09/30/1998
CLASS A:
Ticker: SENAX
Fund Number: 3018
CLASS C:
Ticker: WENCX
Fund Number: 3538

INVESTMENT OBJECTIVE
The Enterprise Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of medium-capitalization companies; and

o up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest in equity securities of companies of any size, although we invest principally in the equity securities of medium-capitalization companies. We define medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap (Reg. TM) Index, which was $12.2 billion as of May 30, 2009, and is expected to change frequently. We may also invest in foreign securities through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. We typically use a discounted cash flow model to assess a firm's intrinsic value in order to set price objectives. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (I.E., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity. We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                              ENTERPRISE FUND 55

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Growth Style Investment Risk
   o Issuer Risk

   o Leverage Risk
   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 56 ENTERPRISE FUND

MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
James M. Tringas, CFA, CPA
Bryant VanCronkhite, CFA, CPA

FUND INCEPTION:
12/31/1998
CLASS A:
Ticker: WFPAX
Fund Number: 3323
CLASS C:
Ticker: WFPCX
Fund Number: 3535

INVESTMENT OBJECTIVE
The Mid Cap Disciplined Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of medium-capitalization companies; and

o up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of medium-capitalization companies which we define as securities of companies with market capitalizations within the range of the Russell Midcap (Reg. TM) Index. The market capitalization range of the Russell Midcap Index (Reg. TM) was $829 million to $12.2 billion, as of May 30, 2009, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We seek to take advantage of opportunities in the market created by investors who primarily focus on the short-term prospects of companies. To identify these opportunities, we follow a bottom-up investment process that focuses on three key elements - right company, right price, and right time. First, the right companies are defined as those that have solid assets with manageable debt levels in good industries. Secondly, we seek to buy these companies at the right price. To determine the right price, we carefully evaluate the potential upside reward as well as the potential downside risk in order to arrive at a reward/risk profile for every company considered. Lastly, we seek to buy these companies at the right time, which is typically when the prevailing market sentiment is low. We believe buying securities of a company when the prevailing sentiment is low allows us to limit the potential downside risk and allows us to participate in the potential upside price appreciation if the business fundamentals of the company improve. We consider selling a security when it appreciates to our target price without changes to the fundamentals of the underlying company, when the fundamentals deteriorate, when the security is forced out of the portfolio by a better idea, or when sentiment improves significantly. We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                     MID CAP DISCIPLINED FUND 57

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Currency Hedging Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk
   o Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 58 MID CAP DISCIPLINED FUND

MID CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Jerome "Cam" Philpott, CFA
Stuart Roberts

FUND INCEPTION:
12/30/1994
CLASS A:
Ticker: WFMCX
Fund Number: 1698
CLASS B:
Ticker: WFMBX
Fund Number: 1699
CLASS C:
Ticker: WFMHX
Fund Number: 1700

INVESTMENT OBJECTIVE
The Mid Cap Growth Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of medium-capitalization companies.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of medium-capitalization companies that we believe have above-average growth potential. We define medium-capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap (Reg. TM) Index, which was $12.2 billion as of May 30, 2009, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We focus our investment strategy on identifying and investing in medium-capitalization companies that we believe continue to provide consistent growth potential. We build the Fund's portfolio from the bottom-up selecting medium-capitalization companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio. We use a variety of criteria specific to a given portfolio security to determine when we may potentially sell such security so that we avoid reacting to pressure caused by volatility in the broad mid cap market. Such criteria may include a security reaching our target price,(potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines). We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                          MID CAP GROWTH FUND 59

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Growth Style Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 60 MID CAP GROWTH FUND

OPPORTUNITY FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
Ann M. Miletti

FUND INCEPTION:
12/31/1985
CLASS A:
Ticker: SOPVX
Fund Number: 3002
CLASS C:
Ticker: WFOPX
Fund Number: 3539

INVESTMENT OBJECTIVE
The Opportunity Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o  at least 80% of the Fund's total assets in equity securities; and

o up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of medium-capitalization companies, which we define as those within the range of market capitalizations of companies in the Russell Midcap (Reg. TM) Index. The range of the Russell
Midcap (Reg. TM) Index was $829 million to $12.2 billion as of May 30, 2009, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

We invest in equity securities of medium-capitalization companies that we believe are under-priced yet have attractive growth prospects. Our analysis is based on the determination of a company's "private market value," which is the price an investor would be willing to pay for the entire company. We determine a company's private market value based upon several types of analysis. We carry out a fundamental analysis of a company's cash flows, asset valuations, competitive situation and industry specific factors. We also gauge the company's management strength, financial health, and growth potential in determining a company's private market value. We place an emphasis on a company's management, even meeting with management in certain situations. Finally, we focus on the long-term strategic direction of a company. We then compare the private market value as determined by these factors to the company's public market capitalization, and invest in the equity securities of those companies where we believe there is a significant gap between the two.

We may sell an investment when its market price no longer compares favorably with the company's private market value. In addition, we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                             OPPORTUNITY FUND 61

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Currency Hedging Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 62 OPPORTUNITY FUND

SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
James M. Tringas, CFA, CPA
Bryant VanCronkhite, CFA, CPA

FUND INCEPTION:
03/28/2002
CLASS A:
Ticker: WFSMX
Fund Number: 3327
CLASS C:
Ticker: WSCDX
Fund Number: 3542

INVESTMENT OBJECTIVE
The Small Cap Disciplined Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of small-capitalization companies; and

o up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in small-capitalization companies that we believe are undervalued relative to the market based on discounted cash flows, earnings and asset value. We define small-capitalization companies as companies whose market capitalizations are substantially similar to those of companies in the Russell 2500TM Index. The range of the Russell 2500TM Index was $78 million to $3.9 billion, as of May 30, 2009, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We seek to take advantage of opportunities in the market created by investors who primarily focus on the short-term prospects of companies. To identify these opportunities, we follow a bottom-up investment process that focuses on three key elements - right company, right price, and right time. First, the right companies are defined as those that have solid assets with manageable debt levels in good industries. Secondly, we seek to buy these companies at the right price. To determine the right price, we carefully evaluate the potential upside reward as well as the potential downside risk in order to arrive at a reward/risk profile for every company considered. Lastly, we seek to buy these companies at the right time, which is typically when the prevailing market sentiment is low. We believe buying securities of a company when the prevailing sentiment is low allows us to limit the potential downside risk and allows us to participate in the potential upside price appreciation if the business fundamentals of the company improve. We consider selling a security when it appreciates to our target price without changes to the fundamentals of the underlying company, when the fundamentals deteriorate, when the security is forced out of the portfolio by a better idea, or when sentiment improves significantly. We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                   SMALL CAP DISCIPLINED FUND 63

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Currency Hedging Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk
   o Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 64 SMALL CAP DISCIPLINED FUND

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Jerome "Cam" Philpott, CFA
Stuart Roberts

FUND INCEPTION:
07/13/1990
CLASS A:
Ticker: MNSCX
Fund Number: 927
CLASS B:
Ticker: WMNBX
Fund Number: 928
CLASS C:
Ticker: WMNCX
Fund Number: 929
(THIS FUND IS CLOSED TO NEW INVESTORS.)

INVESTMENT OBJECTIVE
The Small Cap Growth Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of small-capitalization companies that we believe have above-average growth potential. We define small-capitalization companies as those with market capitalizations at the time of purchase of less than $2 billion. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We focus our investment strategy on identifying and investing in rapidly growing small-capitalization companies that are in an early or transitional stage of their development, before their potential is discovered by the market. We build the Fund's portfolio by selecting companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio. We use a variety of criteria specific to a portfolio security to determine when we may potentially sell such security to avoid reacting to pressure caused by volatility in the broad small cap market. Such criteria may include a security reaching our target price (potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines). We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                        SMALL CAP GROWTH FUND 65

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Growth Style Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 66 SMALL CAP GROWTH FUND

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
I. Charles Rinaldi

FUND INCEPTION:
12/31/1997
CLASS A:
Ticker: SMVAX
Fund Number: 3306
CLASS B:
Ticker: SMVBX
Fund Number: 3408
CLASS C:
Ticker: SMVCX
Fund Number: 3515
(THIS FUND IS CLOSED TO NEW INVESTORS).

INVESTMENT OBJECTIVE
The Small Cap Value Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of small-capitalization companies; and

o up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was $78 million to $3.9 billion, as of May 30, 2009, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from
(call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                         SMALL CAP VALUE FUND 67

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Currency Hedging Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk
   o Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 68 SMALL CAP VALUE FUND

SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
Erik C. Astheimer
I. Charles Rinaldi
Michael Schneider, CFA

FUND INCEPTION:
03/28/2002
CLASS A:
Ticker: WFVAX
Fund Number: 3324
CLASS C:
Ticker: WFCVX
Fund Number: 3530

INVESTMENT OBJECTIVE
The Small/Mid Cap Value Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies; and

o up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of small-and medium capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was $78 million to $3.9 billion, as of May 30, 2009, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options,meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future.Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small- and medium-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small and medium capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                     SMALL/MID CAP VALUE FUND 69

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Currency Hedging Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk
   o Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 70 SMALL/MID CAP VALUE FUND

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

ACTIVE TRADING RISK           Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains, which are taxable to you as ordinary income when distributed by the Fund.

COUNTER-PARTY RISK            When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the
                              Fund is exposed to the risk that the other party will not fulfill its contractual obligation.
                              Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

CURRENCY HEDGING RISK         An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange. To manage currency exposure, a Fund may purchase currency futures or enter into forward currency contracts to "lock in" the U.S. dollar price of the security. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future price set at the time of the contract. Similar to a forward currency contract, currency futures contracts are standardized for the convenience of market participants and quoted on an exchange. To reduce the risk of one party to the contract defaulting, the accrued profit or loss from a futures contract is calculated and paid on a daily basis rather than on the maturity of the contract.

DERIVATIVES RISK              The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate.
                              For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 71

FOREIGN INVESTMENT RISK       Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

GROWTH STYLE INVESTMENT RISK  Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

ISSUER RISK                   The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

LEVERAGE RISK                 Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

LIQUIDITY RISK                A security may not be sold at the time desired or without adversely affecting the price.

MANAGEMENT RISK               We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

 72 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

MARKET RISK                   The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets.
                              The value or liquidity of a security may decline or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously.

REGULATORY RISK               Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

SMALLER COMPANY SECURITIES    Securities of companies with smaller market capitalizations tend to be more volatile and less
RISK                          liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

VALUE STYLE INVESTMENT RISK   Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 73

PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

A description of the WELLS FARGO ADVANTAGE FUNDS' policies and procedures with respect to disclosure of the WELLS FARGO ADVANTAGE FUNDS' portfolio holdings is available in the Funds' Statement of Additional Information and on the WELLS FARGO ADVANTAGE FUNDS' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

 74 PORTFOLIO HOLDINGS INFORMATION

ORGANIZATION AND MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

THE INVESTMENT ADVISER
Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds' semi-annual report for the fiscal half-year ended April 30, 2009.

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

THE SUB-ADVISERS AND PORTFOLIO MANAGERS
The following sub-advisers and portfolio managers perform day-to-day investment management activities for the Funds. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 75

--------------------------------------------------------------------------------
WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Common Stock, Discovery, Enterprise, Mid Cap Disciplined, Mid Cap Growth, Opportunity, Small Cap Disciplined, Small Cap Growth, Small Cap Value, and Small/Mid Cap Value Funds. Accordingly, Wells Capital Management is responsible for the day-to-WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Common Stock, Discovery, Enterprise, Mid Cap Disciplined, Mid Cap Growth, Opportunity, Small Cap Disciplined, Small Cap Growth, Small Cap Value, and Small/Mid Cap Value Funds. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of these Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

ERIK C. ASTHEIMER            Mr. Astheimer is jointly responsible for managing the Small/Mid Cap Value Fund, which
Small/Mid Cap Value Fund     he has managed since 2008. Mr. Astheimer serves as a senior research analyst and co-portfolio manager for the Value Equity team at Wells Capital Management. Prior to joining Wells Capital Management, Mr. Astheimer served as senior analyst at Strong
                             Capital Management Inc.(SCM), which he joined in 2004. Prior to SCM, he worked at
                             Gabelli & Co. as a research analyst. Before that, he was a financial analyst at Salomon
                             Smith Barney in their investment banking department. During his final year with the firm, his assignments were undertaken in the Asia-Pacific region. Education: B.A.,
                             Finance, Duquesne University.
JAMES M. LEACH, CFA          Mr. Leach is jointly responsible for managing the Discovery Fund, which he has
Discovery Fund               managed since 2003, and the Enterprise Fund, which he has managed since 2007. Mr.
Enterprise Fund              Leach joined Wells Capital Management in 2005 as a portfolio manager. Prior to joining
                             Wells Capital Management, he was a portfolio manager at Strong Capital Management,
                             Inc. since October 2000. Education: B.S., Mechanical Engineering, University of
                             California at Santa Barbara; M.B.A., Finance, New York University-Stern School of
                             Business.
ANN M. MILETTI               As Lead Portfolio Manager for the Common Stock Fund and the Opportunity Fund, Ms.
Common Stock Fund            Miletti is responsible for managing the Common Stock Fund and the Opportunity
Opportunity Fund             Fund, with principal responsibility for the day-to-day management and decision making for the Common Stock Fund and the Opportunity Fund. She had previously jointly managed the Common Stock Fund, the Opportunity Fund and its predecessor fund as Co-Portfolio Manager with Richard T. Weiss from 2001 until 2008. Ms. Miletti joined Wells Capital Management in 2005 as a portfolio manager. Prior to joining Wells
                             Capital Management, she was with Strong Capital Management, Inc. since 1991. From
                             August 1998 to September 2001, Ms. Miletti was an associate manager of equity accounts. Education: B.A., Education, University of Wisconsin.
THOMAS J. PENCE, CFA         Mr. Pence is jointly responsible for managing the Discovery Fund, which he has
Discovery Fund               managed since 2001, and the Enterprise Fund, which he has managed since 2000. Mr.
Enterprise Fund              Pence joined Wells Capital Management in 2005 as a portfolio manager. Prior to joining
                             Wells Capital Management, he was a portfolio manager at Strong Capital Management,
                             Inc. since October 2000. Education: B.S., Business, Indiana University; M.B.A., Finance,
                             University of Notre Dame.
JEROME "CAM" PHILPOTT, CFA   Mr. Philpott is jointly responsible for managing the Mid Cap Growth Fund, which he has
Mid Cap Growth Fund          managed since 2001, and the Small Cap Growth Fund, which he has managed, along
Small Cap Growth Fund        with its predecessor fund, since 1993. He joined Wells Capital Management in 2003 as a portfolio manager. Prior to joining Wells Capital Management, Mr. Philpott was a portfolio manager with Montgomery Asset Management, which he joined in 1991 as an analyst for the Small Cap Equity team. Education: B.A., Economics, Washington and
                             Lee University; M.B.A., Darden School - University of Virginia.

 76 ORGANIZATION AND MANAGEMENT OF THE FUNDS

I. CHARLES RINALDI           Mr. Rinaldi is responsible for managing the Small Cap Value Fund and the Small/Mid
Small Cap Value Fund         Cap Value Fund, both of which he has managed, along with their predecessor funds,
Small/Mid Cap Value Fund     since 1997. Mr. Rinaldi joined Wells Capital Management in 2005 as senior portfolio manager responsible for day-to-day management of its small value and small/mid cap value strategies. Prior to joining Wells Capital Management, he was a portfolio manager with Strong Capital Management, Inc. since 1997. Education: B.A., Biology, St.
                             Michael's College; M.B.A., Finance, Babson College.
STUART ROBERTS               Mr. Roberts is jointly responsible for managing the Mid Cap Growth Fund, which he has
Mid Cap Growth Fund          managed since 2001, and the Small Cap Growth Fund, which he has managed, along
Small Cap Growth Fund        with its predecessor, since its inception in 1990. Mr. Roberts joined Wells Capital
                             Management in 2003 as a portfolio manager. Prior to joining Wells Capital
                             Management, he was a senior portfolio manager with Montgomery Asset
                             Management (Montgomery) for the Small Cap Growth Fund. In 2001, he became a co-portfolio manager for the Mid Cap Growth Fund. Prior to joining Montgomery, Mr.
                             Roberts was vice president and portfolio manager at Founders Asset Management, where he was responsible for three separate growth oriented small-cap mutual funds.
                             Education: B.A., Economics, Bowdoin College; M.B.A., University of Colorado.
MICHAEL SCHNEIDER, CFA       Mr. Schneider is jointly responsible for managing the Small/Mid Cap Value Fund, which
Small/Mid Cap Value Fund     he has managed since 2008. Mr. Schneider serves as a senior research analyst and co-portfolio manager for the Value Equity team at Wells Capital Management. Prior to joining Wells Capital Management, Mr. Schneider worked as a research analyst at
                             Gabelli & Co., Standard & Poor's, and R.L Renck & Co., Inc. Education: B.S., Finance, St.
                             John's University; M.B.A., Business Administration, Columbia Business School.
JAMES M. TRINGAS, CFA, CPA   Mr. Tringas is jointly responsible for managing the Wells Fargo Advantage Small Cap
Mid Cap Disciplined Fund     Disciplined Fund and the Wells Fargo Advantage Mid Cap Disciplined Fund, both of
Small Cap Disciplined Fund   which he has managed since 2009, when he became a co-portfolio manager at Wells
                             Capital Management. Mr. Tringas is also Managing Director and Senior Portfolio
                             Manager with the Small Cap Value team of Evergreen Investment Management
                             Company's ("EIMC") Equity Management group. Mr. Tringas has been with EIMC or one of its predecessor firms since 1994. Mr. Tringas has been awarded the use of the
                             Chartered Financial Analyst (CFA) designation by the CFA Institute. He is also a Certified
                             Public Accountant; he received his CPA license from the State of Florida in 1991. He received both a Bachelor of Science (1988) and a Master of Science (1990) in
                             accounting from the University of Florida.
BRYANT VANCRONKHITE, CFA,    Bryant VanCronkhite is jointly responsible for managing the Mid Cap Disciplined and
CPA                          Small Cap Disciplined Funds, both of which he has managed since 2009, when he
Mid Cap Disciplined Fund     became a co-portfolio Manager with the Disciplined Value Equity Team at Wells Capital
Small Cap Disciplined Fund   Management. Prior to his current role, he was a senior research analyst on the
                             Disciplined Value Equity Team from 2004 to 2009. Prior to joining Wells Capital
                             Management, Mr. VanCronkhite was a mutual fund accountant for Strong Capital
                             Management. Education: B.S. and M.P.A. in Professional Accountancy, University of
                             Wisconsin - Whitewater.

--------------------------------------------------------------------------------
COOKE & BIELER, L.P. (Cooke & Bieler), a Pennsylvania limited partnership, is located at 1700 Market Street, Philadelphia, PA 19103. Cooke & Bieler is the sub-adviser for the C&B Mid Cap Value Fund. Accordingly, Cooke & Bieler is responsible for the day-to-day investment management activities of the C&B Mid Cap Value Fund. Cooke & Bieler is a registered investment adviser that provides investment management services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1951.

                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 77

The following portfolio managers work as a team, each having equal responsibility and accountability in managing the C&B Mid Cap Value Fund, with no limitations on their respective roles. Each portfolio manager's responsibilities include the generation of investment ideas as well as research and monitoring of stock valuation and performance. The impact of each portfolio manager's investment decisions on the overall portfolio is closely monitored by all portfolio managers on the team.

KERMIT S. ECK, CFA           Mr. Eck is jointly responsible for managing the C&B Mid Cap Value Fund, which he has
C&B Mid Cap Value Fund       managed, along with its predecessor, since 1998. Mr. Eck joined Cooke & Bieler in 1992 where he currently serves as a partner, portfolio manager and research analyst.
                             Education: B.S., Computer Science, Montana State University; M.B.A., Stanford
                             University.
DAREN C. HEITMAN, CFA        Mr. Heitman is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund       has managed since 2005. Mr. Heitman joined Cooke & Bieler in 2005, and currently serves as a partner, research analyst, and portfolio manager. Before joining Cooke &
                             Bieler, Mr. Heitman was with Schneider Capital Management as a senior analyst from
                             2000 until 2005. Education: B.S., Finance, Iowa State University; M.B.A., University of
                             Chicago.
STEVE LYONS, CFA             Mr. Lyons is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund       has managed since 2009. Mr. Lyons currently serves as a Principal Analyst and Portfolio
                             Manager. He has been with Cooke & Bieler since 2006. Prior to business school, Mr.
                             Lyons worked in the
                             investment services industry specializing in private equity and business valuation.
                             Education: B.S. Finance, Arizona State University; M.B.A., University of Chicago.
MICHAEL M. MEYER, CFA        Mr. Meyer is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund       has managed since 1998. Mr. Meyer joined Cooke & Bieler in 1993 where he is currently a partner, portfolio manager and research analyst. Education: B.A., Economics, Davidson
                             College; M.B.A., Wharton School of Business.
EDWARD W. O'CONNOR, CFA      Mr. O'Connor is jointly responsible for managing the C&B Mid Cap Value Fund, which
C&B Mid Cap Value Fund       he has managed since 2002. Mr. O'Connor joined Cooke & Bieler in 2002, where he is currently a partner, portfolio manager and research analyst. Prior to joining Cooke &
                             Bieler, Mr. O'Connor was with Cambiar Investors where he served as an equity analyst and portfolio manager and participated in Cambiar's 2001 management buyout.
                             Education: B.A., Economics and Philosophy, Colgate University; M.B.A., University of
                             Chicago.
R. JAMES O'NEIL, CFA         Mr. O'Neil is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund       has managed since 1998. Mr. O'Neil joined Cooke & Bieler in 1988 where he is currently a partner, portfolio manager and research analyst. Education: B.A., Economics, Colby
                             College; M.B.A., Harvard School of Business.
MEHUL TRIVEDI, CFA           Mr. Trivedi is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund       has managed since 1998. He joined Cooke & Bieler in 1998, where he is currently a partner, portfolio manager and research analyst. Education: B.A., International
                             Relations, University of Pennsylvania; B.S., Economics, Wharton School of Business;
                             M.B.A., Wharton School of Business.

 78 ORGANIZATION AND MANAGEMENT OF THE FUNDS

DORMANT MULTI-MANAGER ARRANGEMENT
The Board has adopted a "multi-manager" arrangement for each Fund. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 79

A CHOICE OF SHARE CLASSES
--------------------------------------------------------------------------------

After choosing a Fund, your next most important choice will be which share class to buy. The table below summarizes the features of the classes of shares available through this Prospectus. The Funds no longer offer Class B shares, except in connection with the reinvestment of any distributions and exchanges of Class B shares for Class B shares of other Wells Fargo Advantage Funds permitted by our exchange policy (see "How to Exchange Shares" later in this Prospectus). Specific Fund charges may vary, so you should review each Fund's fee table as well as the sales charge schedules that follow. Finally, you should review the "Reductions and Waivers of Sales Charges" section of the Prospectus before making your decision as to which share class to buy.

                          CLASS A                           CLASS B/1/                        CLASS C
 INITIAL SALES CHARGE     5.75%                             None. Your entire investment      None. Your entire investment
                                                            goes to work immediately.         goes to work immediately.
 CONTINGENT DEFERRED      None (except that a charge        5% and declines until it          1% if shares are sold within
 SALES CHARGE (CDSC)      of 1% applies to certain          reaches 0% at the beginning       one year after purchase.
                          redemptions made within           of the 7th year.
                          eighteen months, following
                          purchases of $1 million or
                          more without an initial sales
                          charge).
 ONGOING DISTRIBUTION     None.                             0.75%                             0.75%
 (12B-1) FEES
 PURCHASE MAXIMUM         None. Volume reductions           $100,000                          $1,000,000
                          given upon providing
                          adequate proof of eligibility.
 ANNUAL EXPENSES          Lower ongoing expenses            Higher ongoing expenses           Higher ongoing expenses
                          than Classes B and C.             than Class A because of           than Class A because of
                                                            higher 12b-1 fees.                higher 12b-1 fees.
 CONVERSION FEATURE       Not applicable.                   Yes. Converts to Class A          No. Does not convert to
                                                            shares after a certain            Class A shares, so annual
                                                            number of years depending         expenses do not decrease.
                                                            on the Fund, so annual
                                                            expenses decrease.

1 Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of any distributions and permitted exchanges. For Class B shares currently outstanding and Class B shares acquired upon reinvestment of dividends, all Class B share attributes, including associated CDSC schedules, conversion features, any applicable CDSC waivers, and distribution plan and shareholder services plan fees, will continue in effect.

Information regarding the Funds' sales charges, breakpoints, and waivers is available free of charge on our Web site at www.wellsfargo.com/advantagefunds. You may wish to discuss this choice with your financial consultant.

 80 A CHOICE OF SHARE CLASSES

CLASS A SHARES SALES CHARGE SCHEDULE
If you choose to buy Class A shares, you will pay the public offering price
(POP) which is the net asset value (NAV) plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.

                 CLASS A SHARES SALES CHARGE SCHEDULE
                                FRONT-END SALES        FRONT-END SALES
                                 CHARGE AS %           CHARGE AS %
                                  OF PUBLIC           OF NET AMOUNT
 AMOUNT OF PURCHASE            OFFERING PRICE            INVESTED
  Less than $50,000                  5.75%                  6.10%
  $50,000 to $99,999                 4.75%                  4.99%
  $100,000 to $249,999               3.75%                  3.90%
  $250,000 to $499,999               2.75%                  2.83%
  $500,000 to $999,999               2.00%                  2.04%
  $1,000,000 and over/1/             0.00%                  0.00%

1 We will assess a 1.00% CDSC on Class A share purchases of $1,000,000 or more if they are redeemed within eighteen months from the date of purchase, unless the dealer of record waived its commission. Certain exceptions apply (see "CDSC Waivers"). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

CLASS B SHARES CDSC SCHEDULES
Class B shares are closed to new investors and additional investments from existing shareholders, except that existing shareholders of Class B shares may reinvest any distributions into Class B shares and exchange their Class B shares for Class B shares of other WELLS FARGO ADVANTAGE FUNDS (as permitted by our exchange policy). No new or subsequent investments, including through automatic investment plans, will be allowed in Class B shares of the Funds, except through a distribution reinvestment or permitted exchange. For Class B shares currently outstanding and Class B shares acquired upon reinvestment of dividends, all Class B shares attributes, including associated CDSC schedules, conversion features, any applicable CDSC waivers, and distribution plan and shareholder services plan fees, will continue in effect. Existing shareholders of Class B shares who redeem their shares within six years of the purchase date may pay a CDSC based on how long such shareholders have held their shares. Certain exceptions apply (see "CDSC Waivers"). The CDSC schedules are as follows:

                                        CLASS B SHARES CDSC SCHEDULE FOR THE FUNDS
 REDEMPTION WITHIN       1 YEAR      2 YEARS      3 YEARS      4 YEARS      5 YEARS      6 YEARS      7 YEARS      8 YEARS
 CDSC                    5.00%        4.00%        3.00%        3.00%        2.00%        1.00%        0.00%       A shares

To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). After shares are held for six years the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.

Class B shares received in the reorganization of the Strong Funds in exchange for Strong Fund shares purchased prior to April 11, 2005, are subject to the following CDSC schedule on the exchanged shares, and such shares convert to Class A shares automatically after eight years:

             CLASS B SHARES CDSC SCHEDULE (FOR ALL PRIOR STRONG FUNDS)
FOR SHARES RECEIVED IN EXCHANGE FOR STRONG FUND SHARES PURCHASED PRIOR TO APRIL 11,
                                       2005
 REDEMPTION WITHIN          1 YEAR    2 YEARS    3 YEARS    4 YEARS      5 YEARS    6 YEARS    7 YEARS    8 YEARS    9 YEARS
 CDSC                       5.00%     4.00%      4.00%      3.00%        2.00%      1.00%      0.00%      0.00%      A shares

                                                    A CHOICE OF SHARE CLASSES 81

CLASS C SHARES SALES CHARGES
If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. At the time of purchase, the Fund's distributor pays sales commissions of up to 1.00% of the purchase price to selling agents and up to 1.00% annually thereafter. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares, and therefore continue to pay higher ongoing expenses.

 82 A CHOICE OF SHARE CLASSES

REDUCTIONS AND WAIVERS OF SALES CHARGES
--------------------------------------------------------------------------------

Generally, we offer more sales charge reductions or waivers for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions or waivers when you are deciding which share class to buy. Consult the Statement of Additional Information for further details regarding reductions and waivers of sales charges.

CLASS A SHARES SALES CHARGE REDUCTIONS AND WAIVERS
You can pay a lower or no sales charge for the following types of purchases. If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction or waiver and to provide appropriate proof of eligibility.

o You pay no sales charges on Fund shares you buy with reinvested distributions.

o You pay a lower sales charge if you are investing an amount over a breakpoint level. See "Class A Shares Sales Charge Schedule" above.

o You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares of the same Fund within 120 days of the date of the redemption. (Please note, you will still be charged any applicable CDSC on Class B shares you redeem.)

o By signing a LETTER OF INTENT (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. Reinvested dividends and capital gains do not count as purchases made during this period. We will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

o RIGHTS OF ACCUMULATION (ROA) allow you to combine Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned (excluding Wells Fargo Advantage money market fund shares, unless you notify us that you previously paid a sales load on these assets) in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A or WealthBuilder Portfolio shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned and adding the dollar amount of your current purchase.

                   HOW A LETTER OF INTENT CAN SAVE YOU MONEY!
   If you plan to invest, for example, $100,000 in a Wells Fargo Advantage Fund in installments over the next year, by signing a letter of intent you would pay only 3.75% sales load on the entire purchase. Otherwise, you might pay 5.75% on the first $49,999, then 4.75% on the next $50,000!

                                      REDUCTIONS AND WAIVERS OF SALES CHARGES 83

ACCOUNTS THAT CAN BE AGGREGATED
You may aggregate the following types of accounts indicated below to qualify for a volume discount:

 CAN THIS TYPE OF ACCOUNT BE AGGREGATED?     YES       NO
 Individual accounts                         X
 Joint accounts                              X
 UGMA/UTMA accounts                          X
 Trust accounts over which the               X
shareholder has individual or shared
  authority
 Solely owned business accounts              X
 RETIREMENT PLANS
 Traditional and Roth IRAs                   X
 SEP IRAs                                    X
 SIMPLE IRAs that use the WELLS FARGO                  X
  ADVANTAGE FUNDS prototype agreement*
 SIMPLE IRAs that do not use the WELLS       X
FARGO ADVANTAGE FUNDS prototype
  agreement
 403(b) Plan accounts**                      X
 401(k) Plan accounts                                  X
 OTHER ACCOUNTS
 529 Plan accounts*                                    X
 Accounts held through other brokerage                 X
  firms

* These accounts may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When plan assets in Fund Class A, Class B, Class C and WealthBuilder Portfolio shares (excluding Wells Fargo Advantage money market fund shares) reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.
** Effective January 1, 2009, WELLS FARGO ADVANTAGE FUNDS will no longer offer new or accept purchases in existing 403(b) accounts utilizing the WELLS FARGO ADVANTAGE FUNDS prototype agreement.

Based on the above chart, if you believe that you own Fund shares in one or more accounts that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase specifically identify those shares to your selling agent or shareholder servicing agent. For an account to qualify for a volume discount, it must be registered in the name of, or held for the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21. Class A shares purchased at NAV will not be aggregated with other Fund shares for purposes of receiving a volume discount.

CLASS A SHARES SALES CHARGE WAIVERS FOR CERTAIN PARTIES
We reserve the right to enter into agreements that reduce or waive sales charges for groups or classes of shareholders. If you own Fund shares as part of another account or package such as an IRA or a sweep account, you should read the materials for that account. Those terms may supercede the terms and conditions discussed here. If you fall into any of the following categories, you can buy Class A shares at NAV:

o  Current and retired employees, directors/trustees and officers of:
   o WELLS FARGO ADVANTAGE FUNDS (including any predecessor funds);
   o Wells Fargo & Company and its affiliates; and
   o family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

o  Current employees of:
   o the Fund's transfer agent;
   o broker-dealers who act as selling agents;

 84 REDUCTIONS AND WAIVERS OF SALES CHARGES

   o family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above; and
   o each Fund's sub-adviser, but only for the Fund(s) for which such sub-adviser provides investment advisory services.

o Qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund's distributor that allows for load-waived Class A purchases.

o Investment companies exchanging shares or selling assets pursuant to a reorganization, merger, acquisition, or exchange offer to which the Fund is a party.

o  Section 529 college savings plan accounts.

o  Insurance company separate accounts.

o Fund of Funds, including those advised by Funds Management (WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS/SM/), subject to review and approval by Funds Management.

o Investors who held Advisor Class shares of a Wells Fargo Advantage Fund at the close of business on June 20, 2008 (the "Eligibility Time"), so long as the following conditions are met:
   o any purchases at NAV are limited to Class A shares of the same Fund in which the investor held Advisor Class shares at the Eligibility Time;
   o share purchases are made in the same account through which the investor held Advisor Class shares at the Eligibility Time;
   o the owner of the account remains the same as the account owner at the Eligibility Time; and
   o following the Eligibility Time, the account maintains a positive account balance at some time during a period of at least six months in length.

Investors who held Advisor Class shares at the Eligibility Time are also eligible to exchange their Class A shares for Class A shares of another Wells Fargo Advantage Fund without imposition of any Class A sales charges and would be eligible to make additional purchases of Class A shares of such other Fund at NAV in the account holding the shares received in exchange.

The eligibility of such investors that hold Fund shares through an account maintained by a financial institution is also subject to the following additional limitation. In the event that such an investor's relationship with and/or the services such investor receives from the financial institution subsequently changes, such investor shall thereafter no longer be eligible to purchase Class A shares at NAV. Please consult with your financial representative for further details.

o Investors who receive annuity payments under either an annuity option or from death proceeds previously invested in a Fund may reinvest such payments or proceeds in the Fund within 120 days of receiving such distribution.

o Investors who purchase shares that are to be included in certain retirement, benefit, pension, trust or investment "wrap accounts" or through an omnibus account maintained with a Fund by a broker-dealer.

CDSC WAIVERS
o You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

o We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory (withdrawals generally made after age 701/2 according to Internal Revenue Service (IRS) guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

o We waive the CDSC for redemptions made in the event of the last surviving shareholder's death or for a disability suffered after purchasing shares. ("Disabled" is defined in Internal Revenue Code Section 72(m)(7).)

o We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger or effect a Fund liquidation.

o We waive the Class C shares CDSC if the dealer of record waived its commission.

o We waive the Class C shares CDSC where a Fund did not pay a sales commission at the time of purchase.

                                      REDUCTIONS AND WAIVERS OF SALES CHARGES 85

We also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supercede the terms and conditions discussed here. Contact your selling agent for further information.

 86 REDUCTIONS AND WAIVERS OF SALES CHARGES

COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS
--------------------------------------------------------------------------------

DISTRIBUTION PLAN
Each Fund has adopted a Distribution Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act for the Class B and Class C shares. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services or other activities including ongoing compensation to selling agents. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the 12b-1 Plan. Fees paid under the 12b-1 Plan by Class B shares that are closed to new investors and additional investments (except in connection with reinvestment of any distributions and permitted exchanges) primarily cover past sales and distribution services, as well as ongoing services to shareholders. The fees paid under this 12b-1 Plan are as follows:

 FUND                               CLASS B          CLASS C
 C&B Mid Cap Value Fund              0.75%            0.75%
 Common Stock Fund                   0.75%            0.75%
 Discovery Fund                       N/A             0.75%
 Enterprise Fund                      N/A             0.75%
 Mid Cap Disciplined Fund             N/A             0.75%
 Mid Cap Growth Fund                 0.75%            0.75%
 Opportunity Fund                     N/A             0.75%
 Small Cap Disciplined Fund           N/A             0.75%
 Small Cap Growth Fund               0.75%            0.75%
 Small Cap Value Fund                0.75%            0.75%
 Small/Mid Cap Value Fund             N/A             0.75%

These fees are paid out of each Fund's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than other types of sales charges.

SHAREHOLDER SERVICING PLAN
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

ADDITIONAL PAYMENTS TO DEALERS
In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to,

                     COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS 87 establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the WELLS FARGO ADVANTAGE FUNDS website at www.wellsfargo.com/advantagefunds.

 88 COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS

PRICING FUND SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange
(NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. Each Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

                                                          PRICING FUND SHARES 89

HOW TO OPEN AN ACCOUNT
--------------------------------------------------------------------------------

You can open a WELLS FARGO ADVANTAGE FUNDS account through any of the following means:

   o directly with the Fund. Complete a WELLS FARGO ADVANTAGE FUNDS application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

   o through a brokerage account with an approved selling agent; or

   o through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

 90 HOW TO OPEN AN ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------

This section explains how you can buy shares directly from WELLS FARGO ADVANTAGE FUNDS. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

 MINIMUM INVESTMENTS              INITIAL PURCHASE                                   SUBSEQUENT PURCHASES
--------------------------------- -------------------------------------------------- -------------------------------------
 Regular accounts                 $1,000                                             $100
 IRAs, IRA rollovers, Roth IRAs     $250                                             $100
 UGMA/UTMA accounts                  $50                                              $50
 Employer Sponsored               no minimum                                         no minimum
 Retirement Plans
 BUYING SHARES                    OPENING AN ACCOUNT                                 ADDING TO AN ACCOUNT
--------------------------------- -------------------------------------------------- -------------------------------------
 By Internet                      A new account may not be opened by                 o To buy additional shares or buy
---------------------------------
                                  Internet unless you have another Wells Fargo       shares of a new Fund, visit
                                  Advantage Fund account with your bank              www.wellsfargo.com/
                                  information on file. If you do not currently       advantagefunds.
                                  have an account, refer to the section on           o Subsequent online purchases
                                  buying shares by mail or wire.                     have a minimum of $100 and a
                                  --------------------------------------------------
                                                                                     maximum of $100,000. You may
                                                                                     be eligible for an exception to
                                                                                     this maximum. Please call
                                                                                     Investor Services at
                                                                                     1-800-222-8222 for more
                                                                                     information.
                                                                                     -----
 By Mail                          o Complete and sign your account                   o Enclose a voided check (for
---------------------------------
                                  application.                                       checking accounts) or a deposit
                                  o Mail the application with your check made        slip (savings accounts).
                                  payable to the Fund to Investor Services at:       Alternatively, include a note
                                                                                     with your name, the Fund name,
                                                    REGULAR MAIL
                                  --------------------------------------------------
                                                                                     and your account number.
                                            WELLS FARGO ADVANTAGE FUNDS
                                                                                     o Mail the deposit slip or note
                                                   P.O. Box 8266
                                                                                     with your check made payable
                                               Boston, MA 02266-8266
                                                                                     to the Fund to the address on
                                                   OVERNIGHT ONLY                    the left.
                                  -------------------------------------------------- -------------------------------------
                                            WELLS FARGO ADVANTAGE FUNDS
                                         c/o Boston Financial Data Services
                                                    30 Dan Road
                                               Canton, MA 02021-2809
                                  --------------------------------------------------
 By Telephone                     A new account may not be opened by                 To buy additional shares or to buy
---------------------------------
                                  telephone unless you have another Wells            shares of a new Fund call:
                                  Fargo Advantage Fund account with your             o Investor Services at
                                  bank information on file. If you do not            1-800-222-8222 or
                                  currently have an account, refer to the section    o 1-800-368-7550 for the
                                  on buying shares by mail or wire.                  automated phone system.
                                  -------------------------------------------------- -------------------------------------

                                                            HOW TO BUY SHARES 91

 BUYING SHARES
-----------------------------------------------------------------------------------------------------------------
                           OPENING AN ACCOUNT                             ADDING TO AN ACCOUNT
                           ---------------------------------------------- ---------------------------------------
 In Person                 Investors are welcome to visit the Investor    See instructions shown to the left.
--------------------------                                                --------------------------------------
                           Center in person to ask questions or conduct
                           any Fund transaction. The Investor Center is
                           located at 100 Heritage Reserve,
                           Menomonee Falls, Wisconsin 53051.
                           ----------------------------------------------
 By Wire                   o Complete, sign and mail your account         To buy additional shares, instruct
--------------------------
                           application (refer to the section on buying    your bank or financial institution to
                           shares by mail)                                use the same wire instructions
                           o Provide the following instructions to your   shown to the left.
                                                                          --------------------------------------
                           financial institution:
                           State Street Bank & Trust
                           Boston, MA
                           Bank Routing Number: ABA 011000028
                           Wire Purchase Account: 9905-437-1
                           Attention: WELLS FARGO ADVANTAGE FUNDS
                           (Name of Fund, Account
                           Number and any applicable
                           share class)
                           Account Name: Provide your
                           name as registered on the
                           Fund account
                           ----------------------------------------------
 Through Your Investment   Contact your investment representative.        Contact your investment
                           ----------------------------------------------
 Representative                                                           representative.
--------------------------                                                --------------------------------------

GENERAL NOTES FOR BUYING SHARES

   o PROPER FORM. If the transfer agent receives your application in proper order before the close of the NYSE, your transactions will be priced at that day's NAV. If your application is received after the close of trading on the NYSE, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request. You are eligible to earn distributions beginning on the business day after the transfer agent receives your application in proper form.

   o U.S. DOLLARS ONLY. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks.

   o INSUFFICIENT FUNDS. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid.

   o NO FUND NAMED. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

   o RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

   o MINIMUM INITIAL AND SUBSEQUENT INVESTMENT WAIVERS. We allow a reduced minimum initial investment of $50 if you sign up for at least a $50 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart, we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

 92 HOW TO BUY SHARES

HOW TO SELL SHARES
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with WELLS FARGO ADVANTAGE FUNDS. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

 SELLING SHARES   TO SELL SOME OR ALL OF YOUR SHARES
----------------- ----------------------------------------------------------------------
 By Internet      Visit our Web site at www.wellsfargo.com/advantagefunds.
-----------------
                  Redemptions requested online are limited to a maximum of
                  $100,000. You may be eligible for an exception to this maximum.
                  Please call Investor Services at 1-800-222-8222 for more
                  information.
                  ----------------------------------------------------------------------
 By Mail          o Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the
                  dollar amount you wish to receive (or write "Full Redemption"
                  to redeem your remaining account balance) to the address
                  below.
                  o Make sure all account owners sign the request exactly as their names appear on the account application.
                  o  A medallion guarantee may be required under certain
                  circumstances (see "General Notes for Selling Shares").
                                                   REGULAR MAIL
----------------- ----------------------------------------------------------------------
                                       WELLS FARGO ADVANTAGE FUNDS
                                              P.O. Box 8266
                                          Boston, MA 02266-8266
                                             OVERNIGHT ONLY
                  ----------------------------------------------------------------------
                                       WELLS FARGO ADVANTAGE FUNDS
                                   c/o Boston Financial Data Services
                                               30 Dan Road
                                          Canton, MA 02021-2809
                  ----------------------------------------------------------------------
 By Wire          o To arrange for a Federal Funds wire, call 1-800-222-8222.
-----------------
                  o Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.
                  o Wire requests are sent to your bank account next business day if your request to redeem is received before the NYSE close.
                  o There is a $10 fee for each request.
                  ----------------------------------------------------------------------
 In Person        Investors are welcome to visit the Investor Center in person to ask
-----------------
                  questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls,
                  Wisconsin 53051.
                  ----------------------------------------------------------------------

                                                           HOW TO SELL SHARES 93

 SELLING SHARES                          TO SELL SOME OR ALL OF YOUR SHARES
---------------------------------------- ------------------------------------------------------------------
 By Telephone /                          o Call an Investor Services representative at 1-800-222-8222 or
 Electronic Funds Transfer (EFT)         use the automated phone system 1-800-368-7550.
----------------------------------------
                                         o Telephone privileges are automatically made available to you unless you specifically decline them on your account
                                         application or subsequently in writing.
                                         o Redemption requests may not be made by phone if the
                                         address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).
                                         o A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days)
                                         or transferred to a linked bank account.
                                         o Transfers made to a Wells Fargo Bank account are made
                                         available sooner than transfers to an unaffiliated institution.
                                         o Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money
                                         market funds, and next day for all other WELLS FARGO ADVANTAGE
                                         FUNDS.
                                         o Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.
                                         NOTE: Telephone transactions such as redemption requests
                                         made over the phone generally require only one of the
                                         account owners to call unless you have instructed us
                                         otherwise.
                                         -----------------------------------------------------------------
 Through Your Investment Representative  Contact your investment representative.

---------------------------------------- -----------------------------------------------------------------

GENERAL NOTES FOR SELLING SHARES

   o PROPER FORM. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares. Requests received before the cutoff time are processed on the same business day.

   o CDSC FEES. Your redemption proceeds are net of any applicable CDSC fees.

   o FORM OF REDEMPTION PROCEEDS. You may request that your redemption proceeds be sent to you by check, by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

   o TELEPHONE/INTERNET REDEMPTIONS. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet. We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.

 94 HOW TO SELL SHARES

   o RIGHT TO DELAY PAYMENT. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

   o RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.

   o MEDALLION GUARANTEES. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

                                                           HOW TO SELL SHARES 95

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

o In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (I.E., a Fund not closed to new accounts), with the following exceptions:

   o Class A shares of non-money market funds may also be exchanged for Service Class shares of any money market fund; and

   o Class C shares of non-money market funds may be exchanged for Class A shares of the Wells Fargo Advantage Money Market Fund. Class A shares purchased in such an exchange may only be re-exchanged for Class C shares of non-money market funds.

o An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

o You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

o Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

o If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new
   Fund, unless your balance has fallen below that amount due to investment performance.

o Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum subsequent purchase amounts.

o Class B and Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders.

 96 HOW TO EXCHANGE SHARES

Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This modified policy will not apply to:

o  Money market funds;

o  Ultra-short funds;

o  Purchases of shares through dividend reinvestments;

o Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

o Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

o Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

o Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

o Purchases below $5,000 (including purchases that are part of an exchange transaction).

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management's analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plans and registered funds of funds.

                                                       HOW TO EXCHANGE SHARES 97

ACCOUNT POLICIES
--------------------------------------------------------------------------------

AUTOMATIC PLANS
These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

o AUTOMATIC INVESTMENT PLAN - With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

o AUTOMATIC EXCHANGE PLAN - With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the "How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

o SYSTEMATIC WITHDRAWAL PLAN - With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:
   o must have a Fund account valued at $10,000 or more;
   o must request a minimum redemption of $100;
   o must have your distributions reinvested; and
   o may not simultaneously participate in the Automatic Investment Plan.

o PAYROLL DIRECT DEPOSIT - With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

RETIREMENT ACCOUNTS
We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

o  Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

o  Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

SMALL ACCOUNT REDEMPTIONS
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

 98 ACCOUNT POLICIES

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

ELECTRONIC DELIVERY OF FUND DOCUMENTS
You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Funds' Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Funds' Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

TRANSACTION AUTHORIZATIONS
Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor WELLS FARGO ADVANTAGE FUNDS will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                             ACCOUNT POLICIES 99

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Funds generally make distributions of any net investment income and any realized net capital gains at least annually. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.

We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

o AUTOMATIC REINVESTMENT OPTION - Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

o CHECK PAYMENT OPTION - Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

o BANK ACCOUNT PAYMENT OPTION - Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

o DIRECTED DISTRIBUTION PURCHASE OPTION - Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

 100 DISTRIBUTIONS

TAXES
--------------------------------------------------------------------------------

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

                                                                       TAXES 101

ADDITIONAL PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

This section contains additional information regarding performance of the Funds. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

INDEX DESCRIPTIONS
The "Average Annual Total Returns" table in each Fund's Fund Summary compares the Fund's returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

RUSSELL 2000 GROWTH (Reg. TM) INDEX    The Russell 2000 (Reg. TM) Growth Index measures the performance of those Russell 2000
                                       (Reg. TM) companies with higher price-to-book ratios and higher forecasted growth values.
RUSSELL 2000 (Reg. TM) VALUE INDEX     The Russell 2000 (Reg. TM) Value Index measures the performance of those Russell 2000
                                       (Reg. TM) companies with lower price-to-book ratios and lower forecasted growth values.
RUSSELL 2500TM INDEX                   The Russell 2500TM Index measures the performance of the 2,500 smallest companies in the
                                       Russell 3000 (Reg. TM) Index, which represents approximately 16% of the total market capitalization of the Russell 3000 (Reg. TM) Index.
RUSSELL 2500TM GROWTH INDEX            The Russell 2500TM Growth Index measures the performance of those Russell 2500TM companies with higher price-to-book ratios and higher forecasted growth values.
RUSSELL 2500TM VALUE INDEX             The Russell 2500TM Value Index measures the performance of those Russell 2500TM companies with lower price-to-book ratios and lower forecasted growth values.
RUSSELL MIDCAP (Reg. TM) INDEX         The Russell Midcap (Reg. TM) Index measures the performance of the 800 smallest companies in the Russell 1000 (Reg. TM) Index, which represent approximately 25% of the total market capitalization of the Russell 1000 (Reg. TM) Index.
RUSSELL MIDCAP (Reg. TM) GROWTH        The Russell Midcap (Reg. TM) Growth Index measures the performance of those Russell
INDEX                                  Midcap (Reg. TM) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 (Reg. TM) Growth Index.
RUSSELL MIDCAP (Reg. TM) VALUE INDEX   The Russell Midcap (Reg. TM) Value Index measures the performance of those Russell
                                       Midcap (Reg. TM) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 (Reg. TM) Value Index.

 102 ADDITIONAL PERFORMANCE INFORMATION

SHARE CLASS PERFORMANCE
The performance history of share classes of certain Funds is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

   o C&B MID CAP VALUE FUND - CLASS A, CLASS B AND CLASS C SHARES. Class A, Class B and Class C shares incepted on July 26, 2004. Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Investor Class shares, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Prior to June 20, 2008, the Investor Class was named Class D.

   o COMMON STOCK FUND - CLASS A, CLASS B AND CLASS C SHARES. Class A, Class B and Class C shares incepted on November 30, 2000. Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Investor Class shares, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable.

   o DISCOVERY FUND - CLASS A AND CLASS C SHARES. Class A and Class C shares incepted on July 31,2007. Performance shown prior to the inception of the Class A shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Class A shares, but has been adjusted to reflect Class A sales charges. Performance shown prior to the inception of the Class C shares reflects the performance of the Investor Class shares, adjusted to reflect Class C sales charges and expenses.

   o ENTERPRISE FUND - CLASS A AND CLASS C SHARES. Class A shares incepted on February 24, 2000. Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Class C shares incepted on March 31, 2008. Performance shown for the Class A shares from February 24, 2000, through June 20, 2008, includes Advisor Class expenses and is adjusted to reflect Class A sales charges. Performance shown prior to February 24, 2000, for the Class A shares reflects the performance of the Investor Class shares, adjusted to reflect Advisor Class expenses and Class A sales charges. Performance shown for the Class C shares reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses.

   o MID CAP DISCIPLINED FUND - CLASS A AND CLASS C SHARES. Class A and Class C shares incepted on July 31, 2007. Performance shown prior to the inception of the Class A shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Class A shares, but has been adjusted to reflect Class A sales charges. Performance shown prior to the inception of the Class C shares reflects the performance of the Investor Class shares, adjusted to reflect Class C sales charges and expenses.

   o MID CAP GROWTH FUND - CLASS A, CLASS B AND CLASS C SHARES. Class A shares incepted on December 30, 1994. Class B and Class C shares incepted on June 9, 2003. Performance shown prior to the inception of the Class B and Class C shares reflects the performance of the Class A shares, adjusted to reflect Class B and Class C sales charges and expenses, as applicable.

   o OPPORTUNITY FUND - CLASS A AND CLASS C SHARES. Class A shares incepted on February 24, 2000. Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Class C shares incepted on March 31, 2008. Performance shown for the Class A shares from February 24, 2000, to June 20, 2008, includes Advisor Class expenses and is adjusted to reflect Class A sales charges. Performance shown prior to February 24, 2000, for the Class A shares, reflects the performance of the Investor Class shares, adjusted to reflect Advisor Class expenses and Class A sales charges. Performance shown for the Class C shares reflects the performance of Class A shares, adjusted to reflect Class C sales charges and expenses.

                                          ADDITIONAL PERFORMANCE INFORMATION 103

   o SMALL CAP DISCIPLINED FUND - CLASS A AND CLASS C SHARES. Class A and
     Class C shares incepted on March 31, 2008. Performance shown for the Class A and Class C shares reflects the performance of the Investor Class shares and includes expenses that are not applicable to and are higher than those of the Class A shares and lower than those of the Class C shares, but does not include Class A and Class C sales charges. If it did include applicable sales charges, returns would be lower.The Investor Class shares annual returns are substantially similar to what the Class A and Class C shares annual returns would be because the Investor Class,Class A and Class C shares are invested in the same portfolio of securities and their annual returns differ only to the extent that they do not have the same sales charges and expenses.The Investor Class shares incepted on March 28, 2002.

   o SMALL CAP GROWTH FUND - CLASS A, CLASS B AND CLASS C SHARES. Class A shares incepted on July 13, 1990. Class B and Class C shares incepted on June 9, 2003. Performance shown prior to the inception of the Class B and Class C shares reflects the performance of the Class A shares, adjusted to reflect Class B and Class C sales charges and expenses, as applicable.

   o SMALL CAP VALUE FUND - CLASS A, CLASS B AND CLASS C SHARES. Class A,
     Class B and Class C shares incepted on November 30, 2000. Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Investor Class shares, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable.

   o SMALL/MID CAP VALUE FUND - CLASS A AND CLASS C SHARES. Class A and Class C shares incepted on July 31, 2007. Performance shown prior to the inception of the Class A shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Class A shares, but has been adjusted to reflect Class A sales charges. Performance shown prior to the inception of the Class C shares reflects the performance of the Investor Class shares, adjusted to reflect Class C sales charges and expenses. Investor Class shares incepted on March 28, 2002.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. Each Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

 104 ADDITIONAL PERFORMANCE INFORMATION

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables are intended to help you understand each Fund's financial performance for the past 5 years (or for the life of a Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period. The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, a copy of which is available upon request.

                                                        FINANCIAL HIGHLIGHTS 105

C&B MID CAP VALUE FUND
CLASS A SHARES - COMMENCED ON JULY 26, 2004
For a share outstanding throughout each period

                                       OCT. 31,         OCT. 31,         OCT. 31,        OCT. 31,        OCT. 31,
 FOR THE PERIOD ENDED:                  2009             2008             2007            2006            2005
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                   $21.80           $23.79          $20.76          $18.89
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                          0.18/1/          0.03/1/         0.05/1/           (0.09)
  Net realized and unrealized
   gain (loss) on investments                             (6.52)            0.70            4.72            2.54
                                                      ---------        ---------       ---------        --------
  Total from investment
   operations                                             (6.34)            0.73            4.77            2.45
                                                      ---------        ---------       ---------        --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                      (0.06)           (0.06)           0.00            0.00
  Distributions from net
   realized gain                                          (4.11)           (2.66)          (1.74)          (0.58)
                                                      ---------        ---------       ---------        --------
  Total distributions                                     (4.17)           (2.72)          (1.74)          (0.58)
                                                      ---------        ---------       ---------        --------
 NET ASSET VALUE, END OF PERIOD                          $11.29           $21.80          $23.79          $20.76
                                                      =========        =========       =========        ========
 TOTAL RETURN/2/                                         (34.84)%           2.95%          24.44%          13.13%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                               $18,246          $50,622         $41,729         $26,795
  Ratio of net investment
   income (loss) to average
   net assets/3/                                           1.19%            0.15%           0.21%          (0.40)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/3/                                             1.43%            1.36%           1.40%           1.38%
  Waived fees and reimbursed
   expenses/3/                                            (0.08)%           0.00%          (0.02)%          0.00%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/3/                                    1.35%            1.36%           1.38%           1.38%
  Portfolio turnover rate/4/                                 31%              56%             39%             30%

1 Calculated based upon average shares outstanding.
2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
3 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 106 FINANCIAL HIGHLIGHTS

C&B MID CAP VALUE FUND
CLASS B SHARES - COMMENCED ON JULY 26, 2004
For a share outstanding throughout each period

                                       OCT. 31,         OCT. 31,            OCT. 31,              OCT. 31,           OCT. 31,
 FOR THE PERIOD ENDED:                  2009             2008                2007                  2006               2005
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                   $21.29              $23.38                $20.57             $18.86
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                          0.07/1/               (0.14)/1/             (0.11)/1/          (0.17)
  Net realized and unrealized
   gain (loss) on investments                             (6.35)               0.71                  4.66               2.46
                                                      ---------            -----------           -----------        --------
  Total from investment
   operations                                             (6.28)               0.57                  4.55               2.29
                                                      ---------            -----------           -----------        --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                       0.00                0.00                  0.00               0.00
  Distributions from net
   realized gain                                          (4.11)              (2.66)                (1.74)             (0.58)
                                                      ---------            -----------           -----------        --------
  Total distributions                                     (4.11)              (2.66)                (1.74)             (0.58)
                                                      ---------            -----------           -----------        --------
 NET ASSET VALUE, END OF PERIOD                          $10.90              $21.29                $23.38             $20.57
                                                      =========            ===========           ===========        ========
 TOTAL RETURN/2/                                         (35.41)%              2.23%                23.53%             12.28%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                                $5,123             $14,293               $15,491            $11,429
  Ratio of net investment
   income (loss) to average
   net assets/3/                                           0.46%              (0.60)%               (0.54)%            (1.15)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/3/                                             2.18%               2.11%                 2.15%              2.13%
  Waived fees and reimbursed
   expenses/3/                                            (0.08)%              0.00%                (0.02)%             0.00%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/3/                                    2.10%               2.11%                 2.13%              2.13%
  Portfolio turnover rate/4/                                 31%                 56%                   39%                30%

1 Calculated based upon average shares outstanding.
2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
3 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                        FINANCIAL HIGHLIGHTS 107

C&B MID CAP VALUE FUND
CLASS C SHARES - COMMENCED ON JULY 26, 2004
For a share outstanding throughout each period

                                       OCT. 31,         OCT. 31,            OCT. 31,              OCT. 31,           OCT. 31,
 FOR THE PERIOD ENDED:                  2009             2008                2007                  2006               2005
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                   $21.29              $23.39                $20.57             $18.86
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                          0.07/1/               (0.14)/1/             (0.12)/1/          (0.17)
  Net realized and unrealized
   gain (loss) on investments                             (6.34)               0.70                  4.68               2.46
                                                      ---------            -----------           -----------        --------
  Total from investment
   operations                                             (6.27)               0.56                  4.56               2.29
                                                      ---------            -----------           -----------        --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                       0.00                0.00                  0.00               0.00
  Distributions from net
   realized gain                                          (4.11)              (2.66)                (1.74)             (0.58)
                                                      ---------            -----------           -----------        --------
  Total distributions                                     (4.11)              (2.66)                (1.74)             (0.58)
                                                      ---------            -----------           -----------        --------
 NET ASSET VALUE, END OF PERIOD                          $10.91              $21.29                $23.39             $20.57
                                                      =========            ===========           ===========        ========
 TOTAL RETURN/2/                                         (35.36)%              2.18%                23.58%             12.28%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                                $6,147             $16,171               $11,523             $6,838
  Ratio of net investment
   income (loss) to average
   net assets/3/                                           0.46%              (0.60)%               (0.55)%            (1.15)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/3/                                             2.16%               2.11%                 2.15%              2.13%
  Waived fees and reimbursed
   expenses/3/                                            (0.07)%              0.00%                (0.02)%             0.00%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/3/                                    2.09%               2.11%                 2.13%              2.13%
  Portfolio turnover rate/4/                                 31%                 56%                   39%                30%

1 Calculated based upon average shares outstanding.
2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
3 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 108 FINANCIAL HIGHLIGHTS

COMMON STOCK FUND
CLASS A SHARES - COMMENCED ON NOVEMBER 30, 2000
For a share outstanding throughout each period

                                       OCT. 31,         OCT. 31,            OCT. 31,              OCT. 31,           OCT. 31,
 FOR THE PERIOD ENDED:                  2009             2008                2007                  2006               2005
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                   $22.66              $23.84                $22.97             $22.40
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                          0.00/1/               (0.05)/1/             (0.03)/1/          (0.11)
  Net realized and unrealized
   gain (loss) on investments                             (6.68)               3.98                  4.08               1.06
                                                      ---------            -----------           -----------        --------
  Total from investment
   operations                                             (6.68)               3.93                  4.05               0.95
                                                      ---------            -----------           -----------        --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                      (0.10)               0.00                  0.00               0.00
  Distributions from net
   realized gain                                          (3.61)              (5.11)                (3.18)             (0.38)
  Return of Capital                                       (0.01)               0.00                  0.00               0.00
                                                      ---------            -----------           -----------        --------
  Total distributions                                     (3.72)              (5.11)                (3.18)             (0.38)
                                                      ---------            -----------           -----------        --------
 NET ASSET VALUE, END OF PERIOD                          $12.26              $22.66                $23.84             $22.97
                                                      =========            ===========           ===========        ========
 TOTAL RETURN/2/                                         (34.55)%             19.74%                19.11%              4.34%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                               $88,049             $62,456               $64,915            $62,462
  Ratio of net investment
   income (loss) to average
   net assets/3/                                           0.03%              (0.25)%               (0.15)%            (0.48)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/3/                                             1.34%               1.37%                 1.34%              1.44%
  Waived fees and reimbursed
   expenses/3/                                            (0.05)%             (0.06)%               (0.03)%            (0.03)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/3/                                    1.29%               1.31%                 1.31%              1.41%
  Portfolio turnover rate/4/                                 81%                 58%                   56%                33%

1 Calculated based upon average shares outstanding.
2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
3 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                        FINANCIAL HIGHLIGHTS 109

COMMON STOCK FUND
CLASS B SHARES - COMMENCED ON NOVEMBER 30, 2000
For a share outstanding throughout each period

                                     OCT. 31,         OCT. 31,            OCT. 31,            OCT. 31,         OCT. 31,
 FOR THE PERIOD ENDED:                2009             2008                2007                2006             2005
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                 $21.10              $22.67              $22.13           $21.74
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                          (0.12)/1/           (0.20)/1/           (0.20)/1/        (0.29)
  Net realized and unrealized
   gain (loss) on investments                           (6.14)               3.74                3.92             1.06
                                                     -----------         -----------         -----------      --------
  Total from investment
   operations                                           (6.26)               3.54                3.72             0.77
                                                     -----------         -----------         -----------      --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                     0.00                0.00                0.00             0.00
  Distributions from net
   realized gain                                        (3.61)              (5.11)              (3.18)           (0.38)
                                                     -----------         -----------         -----------      --------
  Total distributions                                   (3.61)              (5.11)              (3.18)           (0.38)
                                                     -----------         -----------         -----------      --------
 NET ASSET VALUE, END OF PERIOD                        $11.23              $21.10              $22.67           $22.13
                                                     ===========         ===========         ===========      ========
 TOTAL RETURN/2/                                       (35.04)%             18.86%              18.23%            3.63%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                             $14,449             $31,415             $34,205          $34,744
  Ratio of net investment
   income (loss) to average
   net assets/3/                                        (0.76)%             (1.00)%             (0.90)%          (1.23)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/3/                                           2.11%               2.12%               2.09%            2.20%
  Waived fees and reimbursed
   expenses/3/                                          (0.05)%             (0.06)%             (0.03)%          (0.04)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/3/                                  2.06%               2.06%               2.06%            2.16%
  Portfolio turnover rate/4/                               81%                 58%                 56%              33%

1 Calculated based upon average shares outstanding.
2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
3 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 110 FINANCIAL HIGHLIGHTS

COMMON STOCK FUND
CLASS C SHARES - COMMENCED ON NOVEMBER 30, 2000
For a share outstanding throughout each period

                                     OCT. 31,         OCT. 31,            OCT. 31,            OCT. 31,         OCT. 31,
 FOR THE PERIOD ENDED:                2009             2008                2007                2006             2005
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                 $21.09              $22.67              $22.13           $21.73
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                          (0.12)/1/           (0.20)/1/           (0.20)/1/        (0.47)
  Net realized and unrealized
   gain (loss) on investments                           (6.13)               3.73                3.92             1.25
                                                     -----------         -----------         -----------      --------
  Total from investment
   operations                                           (6.25)               3.53                3.72             0.78
                                                     -----------         -----------         -----------      --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                     0.00                0.00                0.00             0.00
  Distributions from net
   realized gain                                        (3.61)              (5.11)              (3.18)           (0.38)
                                                     -----------         -----------         -----------      --------
  Total distributions                                   (3.61)              (5.11)              (3.18)           (0.38)
                                                     -----------         -----------         -----------      --------
 NET ASSET VALUE, END OF PERIOD                        $11.23              $21.09              $22.67           $22.13
                                                     ===========         ===========         ===========      ========
 TOTAL RETURN/2/                                       (35.00)%             18.82%              18.24%            3.68%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                              $9,692             $18,501             $18,885          $20,177
  Ratio of net investment
   income (loss) to average
   net assets/3/                                        (0.76)%             (1.00)%             (0.90)%          (1.25)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/3/                                           2.10%               2.12%               2.09%            2.21%
  Waived fees and reimbursed
   expenses/3/                                          (0.04)%             (0.06)%             (0.03)%          (0.04)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/3/                                  2.06%               2.06%               2.06%            2.17%
  Portfolio turnover rate/4/                               81%                 58%                 56%              33%

1 Calculated based upon average shares outstanding.
2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
3 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                        FINANCIAL HIGHLIGHTS 111

DISCOVERY FUND
CLASS A SHARES - COMMENCED ON JULY 31, 2007
For a share outstanding throughout each period

                                               OCT. 31,            OCT. 31,                OCT. 31,
 FOR THE PERIOD ENDED:                          2009                2008                  2007/1/
 NET ASSET VALUE, BEGINNING OF PERIOD                                $28.07                  $25.25
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                        (0.17)/2/               (0.06)/2/
  Net realized and unrealized gain
(loss)
   on investments                                                     (9.40)                   2.88
                                                                 -------------           -------------
  Total from investment operations                                    (9.57)                   2.82
                                                                 -------------           -------------
 LESS DISTRIBUTIONS:
  Distributions from net investment
   income                                                              0.00                    0.00
  Distributions from net realized gain                                (3.98)                   0.00
                                                                 -------------           -------------
  Total distributions                                                 (3.98)                   0.00
                                                                 -------------           -------------
 NET ASSET VALUE, END OF PERIOD                                      $14.52                  $28.07
                                                                 =============           =============
 TOTAL RETURN/3/                                                     (39.00)%                 11.17%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                   $3,150                    $220
  Ratio of net investment income (loss)
to
   average net assets/4/                                              (0.85)%                 (0.87)
  Ratio of expenses to average net
assets
   prior to waived fees and reimbursed
   expenses/4/                                                         1.41%                   1.38%
  Waived fees and reimbursed expenses/4/                              (0.08)%                 (0.08)%
  Ratio of expenses to average net
assets
   after waived fees and expenses/4/                                   1.33%                   1.30%
  Portfolio turnover rate/5/                                            153%                    137%

1 For the period July 31, 2007, (commencement of operations) to October 31,
  2007.
2 Calculated based upon average shares outstanding.
3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 112 FINANCIAL HIGHLIGHTS

DISCOVERY FUND
CLASS C SHARES - COMMENCED ON JULY 31, 2007
For a share outstanding throughout each period

                                               OCT. 31,            OCT. 31,                OCT. 31,
 FOR THE PERIOD ENDED:                          2009                2008                  2007/1/
 NET ASSET VALUE, BEGINNING OF PERIOD                                $28.04                  $25.25
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                        (0.32)/2/               (0.19)/2/
  Net realized and unrealized gain
(loss)
   on investments                                                     (9.38)                   2.98
                                                                 -------------           -------------
  Total from investment operations                                    (9.70)                   2.79
                                                                 -------------           -------------
 LESS DISTRIBUTIONS:
  Distributions from net investment
   income                                                              0.00                    0.00
  Distributions from net realized gain                                (3.98)                   0.00
                                                                 -------------           -------------
  Total distributions                                                 (3.98)                   0.00
                                                                 -------------           -------------
 NET ASSET VALUE, END OF PERIOD                                      $14.36                  $28.04
                                                                 =============           =============
 TOTAL RETURN/3/                                                     (39.57)%                 11.05%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                   $1,471                    $362
  Ratio of net investment income (loss)
to
   average net assets/4/                                              (1.59)%                 (2.85)%
  Ratio of expenses to average net
assets
   prior to waived fees and reimbursed
   expenses/4/                                                         2.18%                   2.02%
  Waived fees and reimbursed expenses/4/                              (0.10)%                 (0.14)%
  Ratio of expenses to average net
assets
   after waived fees and expenses/4/                                   2.08%                   1.88%
  Portfolio turnover rate/5/                                            153%                    137%

1 For the period July 31, 2007, (commencement of operations) to October 31,
  2007.
2 Calculated based upon average shares outstanding.
3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                        FINANCIAL HIGHLIGHTS 113

ENTERPRISE FUND
CLASS A SHARES (EFFECTIVE JUNE 20, 2008, ADVISOR CLASS WAS RENAMED CLASS A) - COMMENCED ON FEBRUARY 24, 2000
For a share outstanding throughout each period

                                     OCT. 31,         OCT. 31,            OCT. 31,         OCT. 31,          OCT. 31,
 FOR THE PERIOD ENDED:                2009             2008                2007             2006              2005
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                 $37.95              $29.31           $25.57            $25.04
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                          (0.25)/1/           (0.26)/1/        (0.31)            (0.21)/1/
  Net realized and unrealized
   gain (loss) on investments                          (15.93)               8.90             4.05              0.74
                                                     -----------         -----------      --------          -----------
  Total from investment
   operations                                          (16.18)               8.64             3.74              0.53
                                                     -----------         -----------      --------          -----------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                     0.00                0.00             0.00              0.00
  Distributions from net
   realized gain                                         0.00                0.00             0.00              0.00
                                                     -----------         -----------      --------          -----------
  Total distributions                                    0.00                0.00             0.00              0.00
                                                     -----------         -----------      --------          -----------
 NET ASSET VALUE, END OF PERIOD                        $21.77              $37.95           $29.31            $25.57
                                                     ===========         ===========      ========          ===========
 TOTAL RETURN/2/                                       (42.63)%             29.48%           14.63%             2.12%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                                $851              $1,769           $1,761            $1,430
  Ratio of net investment
   income (loss) to average
   net assets/3/                                        (0.79)%             (0.79)%          (0.89)%           (1.02)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/3/                                           1.45%               1.42%            1.42%             1.49%
  Waived fees and reimbursed
   expenses/3/                                          (0.05)%             (0.02)%          (0.03)%           (0.04)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/3/                                  1.40%               1.40%            1.39%             1.45%
  Portfolio turnover rate/4/                              179%                117%             118%              116%

1 Calculated based upon average shares outstanding.
2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
3 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 114 FINANCIAL HIGHLIGHTS

ENTERPRISE FUND
CLASS C SHARES - COMMENCED ON MARCH 31, 2008
For a share outstanding throughout each period

                                                  OCT. 31,               OCT. 31,
 FOR THE PERIOD ENDED:                           2009                 2008/1/
 NET ASSET VALUE, BEGINNING OF PERIOD                                     $30.67
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                             (0.27)/2/
  Net realized and unrealized gain
(loss)
   on investments                                                          (8.91)
                                                                    ---------------
  Total from investment operations                                         (9.18)
                                                                    ---------------
 LESS DISTRIBUTIONS:
  Distributions from net investment
   income                                                                   0.00
  Distributions from net realized gain                                      0.00
                                                                    ---------------
  Total distributions                                                       0.00
                                                                    ---------------
 NET ASSET VALUE, END OF PERIOD                                           $21.49
                                                                    ===============
 TOTAL RETURN/3/                                                          (29.96)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                           $21
  Ratio of net investment income (loss)
to
   average net assets/4/                                                   (1.58)%
  Ratio of expenses to average net
assets
   prior to waived fees and reimbursed
   expenses/4/                                                              2.18%
  Waived fees and reimbursed expenses/4/                                   (0.03)%
  Ratio of expenses to average net
assets
   after waived fees and expenses/4/                                        2.15%
  Portfolio turnover rate/5/                                                 179%

1 For the period March 31, 2008, (commencement of operations) to October 31,
  2008.
2 Calculated based upon average shares outstanding.
3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                        FINANCIAL HIGHLIGHTS 115

MID CAP DISCIPLINED FUND
CLASS A SHARES - COMMENCED ON JULY 31, 2007
For a share outstanding throughout each period

                                               OCT. 31,          OCT. 31,            OCT. 31,
 FOR THE PERIOD ENDED:                          2009              2008              2007/1/
 NET ASSET VALUE, BEGINNING OF PERIOD                              $23.12              $22.85
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                       0.28             0.07/2/
  Net realized and unrealized gain
(loss)
   on investments                                                   (7.34)               0.20
                                                               ----------         -----------
  Total from investment operations                                  (7.06)               0.27
                                                               ----------         -----------
 LESS DISTRIBUTIONS:
  Distributions from net investment
   income                                                           (0.28)               0.00
  Distributions from net realized gain                              (1.88)               0.00
                                                               ----------         -----------
  Total distributions                                               (2.16)               0.00
                                                               ----------         -----------
 NET ASSET VALUE, END OF PERIOD                                    $13.90              $23.12
                                                               ==========         ===========
 TOTAL RETURN/3/                                                   (33.17)%              1.18%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                 $1,273                $104
  Ratio of net investment income (loss)
to
   average net assets/4/                                             0.65%               1.17%
  Ratio of expenses to average net
assets
   prior to waived fees and reimbursed
   expenses/4/                                                       1.38%               1.39%
  Waived fees and reimbursed expenses/4/                            (0.13)%             (0.19)%
  Ratio of expenses to average net
assets
   after waived fees and expenses/4/                                 1.25%               1.20%
  Portfolio turnover rate/5/                                          158%                113%

1 For the period July 31, 2007, (commencement of operations) to October 31,
  2007.
2 Calculated based upon average shares outstanding.
3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 116 FINANCIAL HIGHLIGHTS

MID CAP DISCIPLINED FUND
CLASS C SHARES - COMMENCED ON JULY 31, 2007
For a share outstanding throughout each period

                                               OCT. 31,          OCT. 31,            OCT. 31,
 FOR THE PERIOD ENDED:                          2009              2008              2007/1/
 NET ASSET VALUE, BEGINNING OF PERIOD                              $23.08              $22.85
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                       0.14             0.05/2/
  Net realized and unrealized gain
(loss)
   on investments                                                   (7.31)               0.18
                                                               ----------         -----------
  Total from investment operations                                  (7.17)               0.23
                                                               ----------         -----------
 LESS DISTRIBUTIONS:
  Distributions from net investment
   income                                                           (0.20)               0.00
  Distributions from net realized gain                              (1.88)               0.00
                                                               ----------         -----------
  Total distributions                                               (2.08)               0.00
                                                               ----------         -----------
 NET ASSET VALUE, END OF PERIOD                                    $13.83              $23.08
                                                               ==========         ===========
 TOTAL RETURN/3/                                                   (33.66)%              1.01%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                    $78                 $10
  Ratio of net investment income (loss)
to
   average net assets/4/                                            (0.08)%              0.79%
  Ratio of expenses to average net
assets
   prior to waived fees and reimbursed
   expenses/4/                                                       2.01%               2.12%
  Waived fees and reimbursed expenses/4/                            (0.01)%             (0.14)%
  Ratio of expenses to average net
assets
   after waived fees and expenses/4/                                 2.00%               1.98%
  Portfolio turnover rate/5/                                          158%                113%

1 For the period July 31, 2007, (commencement of operations) to October 31,
  2007.
2 Calculated based upon average shares outstanding.
3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                        FINANCIAL HIGHLIGHTS 117

MID CAP GROWTH FUND
CLASS A SHARES - COMMENCED ON DECEMBER 30, 1994
For a share outstanding throughout each period

                                     OCT. 31,      OCT. 31,        OCT. 31,         OCT. 31,        OCT. 31,          SEPT. 30,
 FOR THE PERIOD ENDED:                2009          2008            2007             2006           2005/1/             2005
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                $7.72           $6.69           $6.37           $6.50               $5.84
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                        (0.04)/2/       (0.04)/2/       (0.05)        0.00/2/               (0.07)/2/
  Net realized and unrealized
   gain (loss) on investments                         (2.82)           1.95            0.92           (0.13)               1.16
                                                    ----------       ---------       ------        --------             ----------
  Total from investment
   operations                                         (2.86)           1.91            0.87           (0.13)               1.09
                                                    ----------       ---------       ------        --------             ----------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                   0.00            0.00            0.00            0.00                0.00
  Distributions from net
   realized gain                                      (1.31)          (0.88)          (0.55)           0.00               (0.43)
                                                    ----------       ---------       ------        --------             ----------
  Total distributions                                 (1.31)          (0.88)          (0.55)           0.00               (0.43)
                                                    ----------       ---------       ------        --------             ----------
 NET ASSET VALUE, END OF PERIOD                       $3.55           $7.72           $6.69           $6.37               $6.50
                                                    ==========       =========       ======        ========             ==========
 TOTAL RETURN/3/                                     (43.67)%         31.90%          14.38%          (2.00)%             19.17%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                           $61,048        $128,502         $103,816        $107,706           $111,103
  Ratio of net investment
   income (loss) to average
   net assets/4/                                      (0.78)%         (0.60)%         (0.69)%         (0.96)%             (1.19)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/4/                                         1.45%           1.42%           1.48%           1.41%               1.42%
  Waived fees and reimbursed
   expenses/4/                                        (0.05)%         (0.02)%         (0.08)%         (0.01)%             (0.01)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/4/                                1.40%           1.40%           1.40%           1.40%               1.41%
  Portfolio turnover rate/5/                             86%            116%            123%             13%                143%

1 The Fund changed its fiscal year-end from September 30 to October 31.
2 Calculated based upon average shares outstanding.
3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 118 FINANCIAL HIGHLIGHTS

MID CAP GROWTH FUND
CLASS B SHARES - COMMENCED ON JUNE 9, 2003
For a share outstanding throughout each period

                                     OCT. 31,      OCT. 31,          OCT. 31,         OCT. 31,        OCT. 31,         SEPT. 30,
 FOR THE PERIOD ENDED:                2009          2008              2007             2006          2005/1/             2005
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                $7.24             $6.37            $6.13           $6.26             $5.68
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                        (0.08)/2/         (0.09)/2/        (0.11)          (0.01)/2/         (0.12)/2/
  Net realized and unrealized
   gain (loss) on investments                         (2.60)             1.84             0.90           (0.12)             1.13
                                                    ----------        ----------       -------         ----------        ----------
  Total from investment
   operations                                         (2.68)             1.75             0.79           (0.13)             1.01
                                                    ----------        ----------       -------         ----------        ----------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                   0.00              0.00             0.00            0.00              0.00
  Distributions from net
   realized gain                                      (1.31)            (0.88)           (0.55)           0.00             (0.43)
                                                    ----------        ----------       -------         ----------        ----------
  Total distributions                                 (1.31)            (0.88)           (0.55)           0.00             (0.43)
                                                    ----------        ----------       -------         ----------        ----------
 NET ASSET VALUE, END OF PERIOD                       $3.25             $7.24            $6.37           $6.13             $6.26
                                                    ==========        ==========       =======         ==========        ==========
 TOTAL RETURN/3/                                     (44.17)%           30.86%           13.58%          (2.08)%           18.25%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                            $2,295            $7,109           $7,482          $8,355            $8,829
  Ratio of net investment
   income (loss) to average
   net assets/4/                                      (1.54)%           (1.36)%          (1.43)%         (1.71)%           (2.00)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/4/                                         2.20%             2.17%            2.23%           2.16%             2.17%
  Waived fees and reimbursed
   expenses/4/                                        (0.05)%           (0.02)%          (0.08)%         (0.01)%           (0.01)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/4/                                2.15%             2.15%            2.15%           2.15%             2.16%
  Portfolio turnover rate/5/                             86%              116%             123%             13%              143%

1 The Fund changed its fiscal year-end from September 30 to October 31.
2 Calculated based upon average shares outstanding.
3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                        FINANCIAL HIGHLIGHTS 119

MID CAP GROWTH FUND
CLASS C SHARES - COMMENCED ON JUNE 9, 2003
For a share outstanding throughout each period

                                     OCT. 31,      OCT. 31,         OCT. 31,      OCT. 31,       OCT. 31,        SEPT. 30,
 FOR THE PERIOD ENDED:                2009          2008             2007          2006         2005/1/            2005
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                $7.23            $6.36         $6.13          $6.26            $5.68
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                        (0.08)/2/        (0.09)/2/     (0.09)         (0.01)/2/        (0.12)/2/
  Net realized and unrealized
   gain (loss) on investments                         (2.59)            1.84          0.87          (0.12)            1.13
                                                    ----------       ----------    -------        ----------       ----------
  Total from investment
   operations                                         (2.67)            1.75          0.78          (0.13)            1.01
                                                    ----------       ----------    -------        ----------       ----------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                   0.00             0.00          0.00           0.00             0.00
  Distributions from net
   realized gain                                      (1.31)           (0.88)        (0.55)          0.00            (0.43)
                                                    ----------       ----------    -------        ----------       ----------
  Total distributions                                 (1.31)           (0.88)        (0.55)          0.00            (0.43)
                                                    ----------       ----------    -------        ----------       ----------
 NET ASSET VALUE, END OF PERIOD                       $3.25            $7.23         $6.36          $6.13            $6.26
                                                    ==========       ==========    =======        ==========       ==========
 TOTAL RETURN/3/                                     (44.07)%          30.91%        13.40%         (2.08)%          18.25%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                            $1,701           $2,693        $1,950         $1,648           $1,657
  Ratio of net investment
   income (loss) to average
   net assets/4/                                      (1.53)%          (1.36)%       (1.45)%        (1.71)%          (2.00)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/4/                                         2.19%            2.17%         2.23%          2.16%            2.17%
  Waived fees and reimbursed
   expenses/4/                                        (0.04)%          (0.02)%       (0.08)%        (0.01)%          (0.01)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/4/                                2.15%            2.15%         2.15%          2.15%            2.16%
  Portfolio turnover rate/5/                             86%             116%          123%            13%             143%

1 The Fund changed its fiscal year-end from September 30 to October 31.
2 Calculated based upon average shares outstanding.
3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 120 FINANCIAL HIGHLIGHTS

OPPORTUNITY FUND
CLASS A SHARES (EFFECTIVE JUNE 20, 2008, ADVISOR CLASS WAS RENAMED CLASS A) - COMMENCED ON FEBRUARY 24, 2000
For a share outstanding throughout each period

                                       OCT. 31,         OCT. 31,         OCT. 31,        OCT. 31,           OCT. 31,
 FOR THE PERIOD ENDED:                  2009             2008             2007            2006             2005/1/
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                   $45.42           $47.74          $46.57             $45.71
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                          0.08/2/          0.24/2/            0.23              (0.12)/2/
  Net realized and unrealized
   gain (loss) on investments                            (15.15)            5.94            5.87               0.98
                                                      ---------        ---------        --------           -----------
  Total from investment
   operations                                            (15.07)            6.18            6.10               0.86
                                                      ---------        ---------        --------           -----------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                      (0.47)           (0.06)           0.00               0.00
  Distributions from net
   realized gain                                          (6.47)           (8.44)          (4.93)              0.00
  Return of Capital                                       (0.17)            0.00            0.00               0.00
                                                      ---------        ---------        --------           -----------
  Total distributions                                     (7.11)           (8.50)          (4.93)              0.00
                                                      ---------        ---------        --------           -----------
 NET ASSET VALUE, END OF PERIOD                          $23.24           $45.42          $47.74             $46.57
                                                      =========        =========        ========           ===========
 TOTAL RETURN/3/                                         (38.55)%          14.89%          13.86%              1.88%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                               $20,695          $44,558         $51,489           $119,986
  Ratio of net investment
   income (loss) to average
   net assets/4/                                           0.22%            0.55%           0.39%             (0.49)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/4/                                             1.34%            1.36%           1.30%              1.42%
  Waived fees and reimbursed
   expenses/4/                                            (0.05)%          (0.07)%         (0.01)%            (0.02)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/4/                                    1.29%            1.29%           1.29%              1.40%
  Portfolio turnover rate/5/                                 73%              56%             39%                35%

1 The Fund changed its fiscal year-end from December 31 to October 31.
2 Calculated based upon average shares outstanding.
3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                        FINANCIAL HIGHLIGHTS 121

OPPORTUNITY FUND
CLASS C SHARES - COMMENCED ON MARCH 31, 2008
For a share outstanding throughout each period

                                                OCT. 31,               OCT. 31,
 FOR THE PERIOD ENDED:                           2009                 2008/1/
 NET ASSET VALUE, BEGINNING OF PERIOD                                     $33.56
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                             (0.06)/2/
  Net realized and unrealized gain
(loss)
   on investments                                                          (9.84)
                                                                    ---------------
  Total from investment operations                                         (9.90)
                                                                    ---------------
 LESS DISTRIBUTIONS:
  Distributions from net investment
   income                                                                   0.00
  Distributions from net realized gain                                      0.00
  Return of Capital                                                         0.00
                                                                    ---------------
  Total distributions                                                       0.00
                                                                    ---------------
 NET ASSET VALUE, END OF PERIOD                                           $23.66
                                                                    ===============
 TOTAL RETURN/3/                                                          (29.50)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                            $7
  Ratio of net investment income (loss) to
   average net assets/4/                                                   (0.33)%
  Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/4/                                                              2.10%
  Waived fees and reimbursed expenses/4/                                   (0.06)%
  Ratio of expenses to average net assets
   after waived fees and expenses/4/                                        2.04%
  Portfolio turnover rate/5/                                                  73%

1 For the period March 31, 2008, (commencement of operations) to October 31,
  2008.
2 Calculated based upon average shares outstanding.
3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 122 FINANCIAL HIGHLIGHTS

SMALL CAP DISCIPLINED FUND
CLASS A SHARES - COMMENCED ON MARCH 31, 2008
For a share outstanding throughout each period

                                                OCT. 31,             OCT. 31,
 FOR THE PERIOD ENDED:                           2009               2008/1/
 NET ASSET VALUE, BEGINNING OF PERIOD                                   $13.72
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                         0.00/2/
  Net realized and unrealized gain
(loss)
   on investments                                                        (2.64)
                                                                 -------------
  Total from investment operations                                       (2.64)
                                                                 -------------
 LESS DISTRIBUTIONS:
  Distributions from net investment
   income                                                                 0.00
  Distributions from net realized gain                                    0.00
                                                                 -------------
  Total distributions                                                     0.00
                                                                 -------------
 NET ASSET VALUE, END OF PERIOD                                         $11.08
                                                                 =============
 TOTAL RETURN/3/                                                        (19.24)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                         $29
  Ratio of net investment income (loss)
to
   average net assets/4/                                                  0.01%
  Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/4/                                                            1.55%
  Waived fees and reimbursed expenses/4/                                 (0.10)%
  Ratio of expenses to average net assets
   after waived fees and expenses/4/                                      1.45%
  Portfolio turnover rate/5/                                                77%

1 For the period March 31, 2008, (commencement of operations) to October 31,
  2008.
2 Calculated based upon average shares outstanding.
3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                        FINANCIAL HIGHLIGHTS 123

SMALL CAP DISCIPLINED FUND
CLASS C SHARES - COMMENCED ON MARCH 31, 2008
For a share outstanding throughout each period

                                                OCT. 31,               OCT. 31,
 FOR THE PERIOD ENDED:                           2009                 2008/1/
 NET ASSET VALUE, BEGINNING OF PERIOD                                     $13.61
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                             (0.06)/2/
  Net realized and unrealized gain
(loss)
   on investments                                                          (2.60)
                                                                    ---------------
  Total from investment operations                                         (2.66)
                                                                    ---------------
 LESS DISTRIBUTIONS:
  Distributions from net investment
   income                                                                   0.00
  Distributions from net realized gain                                      0.00
                                                                    ---------------
  Total distributions                                                       0.00
                                                                    ---------------
 NET ASSET VALUE, END OF PERIOD                                           $10.95
                                                                    ===============
 TOTAL RETURN/3/                                                          (19.54)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                           $26
  Ratio of net investment income (loss) to
   average net assets/4/                                                   (0.76)%
  Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/4/                                                              2.33%
  Waived fees and reimbursed expenses/4/                                   (0.13)%
  Ratio of expenses to average net assets
   after waived fees and expenses/4/                                        2.20%
  Portfolio turnover rate/5/                                                  77%

1 For the period March 31, 2008, (commencement of operations) to October 31,
  2008.
2 Calculated based upon average shares outstanding.
3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 124 FINANCIAL HIGHLIGHTS

SMALL CAP GROWTH FUND
CLASS A SHARES - COMMENCED ON JULY 13, 1990
For a share outstanding throughout each period

                                     OCT. 31,     OCT. 31,         OCT. 31,        OCT. 31,        OCT. 31,        SEPT. 30,
 FOR THE PERIOD ENDED:                2009         2008             2007            2006           2005/1/           2005
 NET ASSET VALUE, BEGINNING OF
PERIOD                                              $16.02           $14.03         $12.19          $12.53            $10.67
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                       (0.10)/2/        (0.13)/2/      (0.16)          (0.02)            (0.13)/2/
  Net realized and unrealized
   gain (loss) on investments                        (6.04)            3.66           2.93           (0.32)             2.18
                                                   ----------       ----------     -------        --------          -----------
  Total from investment
   operations                                        (6.14)            3.53           2.77           (0.34)             2.05
                                                   ----------       ----------     -------        --------          -----------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                  0.00             0.00           0.00            0.00              0.00
  Distributions from net
   realized gain                                     (2.30)           (1.54)         (0.93)           0.00             (0.19)
                                                   ----------       ----------     -------        --------          -----------
  Total distributions                                (2.30)           (1.54)         (0.93)           0.00             (0.19)
                                                   ----------       ----------     -------        --------          -----------
 NET ASSET VALUE, END OF PERIOD                      $7.58           $16.02         $14.03          $12.19            $12.53
                                                   ==========       ==========     =======        ========          ===========
 TOTAL RETURN/3/                                    (43.80)%          27.63%         23.82%          (2.71)%           19.31%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                         $115,579         $199,396        $110,813        $98,728          $102,926
  Ratio of net investment
   income (loss) to average
   net assets/4/                                     (0.91)%          (0.91)%        (1.15)%         (1.27)%           (1.14)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/4/                                        1.54%            1.55%          1.61%           1.56%             1.58%
  Waived fees and reimbursed
   expenses/4/                                       (0.14)%          (0.15)%        (0.21)%         (0.16)%           (0.18)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/4/                               1.40%            1.40%          1.40%           1.40%             1.40%
  Portfolio turnover rate/5/                            82%             122%           142%             10%              149%

1 The Fund changed its fiscal year-end from September 30 to October 31.
2 Calculated based upon average shares outstanding.
3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                        FINANCIAL HIGHLIGHTS 125

SMALL CAP GROWTH FUND
CLASS B SHARES - COMMENCED ON JUNE 9, 2003
For a share outstanding throughout each period

                                     OCT. 31,       OCT. 31,         OCT. 31,        OCT. 31,       OCT. 31,         SEPT. 30,
 FOR THE PERIOD ENDED:                2009           2008             2007            2006          2005/1/            2005
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                $15.41           $13.65         $11.97         $12.31             $10.57
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                         (0.18)/2/        (0.23)/2/      (0.28)         (0.02)             (0.22)/2/
  Net realized and unrealized
   gain (loss) on investments                          (5.75)            3.53           2.89          (0.32)              2.15
                                                    -----------      -----------    --------       --------           -----------
  Total from investment
   operations                                          (5.93)            3.30           2.61          (0.34)              1.93
                                                    -----------      -----------    --------       --------           -----------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment Income                                    0.00             0.00           0.00           0.00               0.00
  Distributions from net
   realized gain                                       (2.30)           (1.54)         (0.93)          0.00              (0.19)
                                                    -----------      -----------    --------       --------           -----------
  Total distributions                                  (2.30)           (1.54)         (0.93)          0.00              (0.19)
                                                    -----------      -----------    --------       --------           -----------
 NET ASSET VALUE, END OF PERIOD                        $7.18           $15.41         $13.65         $11.97             $12.31
                                                    ===========      ===========    ========       ========           ===========
 TOTAL RETURN/3/                                      (44.24)%          26.62%         22.86%         (2.76)%            18.46%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                             $4,648          $14,311        $20,226        $20,966            $21,940
  Ratio of net investment
   income (loss) to average
   net assets/4/                                       (1.67)%          (1.70)%        (1.90)%        (2.02)%            (1.90)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/4/                                          2.29%            2.30%          2.36%          2.31%              2.31%
  Waived fees and reimbursed
   expenses/4/                                         (0.14)%          (0.15)%        (0.21)%        (0.16)%            (0.16)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/4/                                 2.15%            2.15%          2.15%          2.15%              2.15%
  Portfolio turnover rate/5/                              82%             122%           142%            10%               149%

1 The Fund changed its fiscal year-end from September 30 to October 31.
2 Calculated based upon average shares outstanding.
3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 126 FINANCIAL HIGHLIGHTS

SMALL CAP GROWTH FUND
CLASS C SHARES - COMMENCED ON JUNE 9, 2003
For a share outstanding throughout each period

                                     OCT. 31,       OCT. 31,         OCT. 31,        OCT. 31,       OCT. 31,         SEPT. 30,
 FOR THE PERIOD ENDED:                2009           2008             2007            2006          2005/1/            2005
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                $15.43           $13.66          $11.98         $12.33            $10.58
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                         (0.18)/2/        (0.23)/2/       (0.25)         (0.02)            (0.22)/2/
  Net realized and unrealized
   gain (loss) on investments                          (5.76)            3.54            2.86          (0.33)             2.16
                                                    -----------      -----------     --------       --------          -----------
  Total from investment
   operations                                          (5.94)            3.31            2.61          (0.35)             1.94
                                                    -----------      -----------     --------       --------          -----------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                    0.00             0.00            0.00           0.00              0.00
  Distributions from net
   realized gain                                       (2.30)           (1.54)          (0.93)          0.00             (0.19)
                                                    -----------      -----------     --------       --------          -----------
  Total distributions                                  (2.30)           (1.54)          (0.93)          0.00             (0.19)
                                                    -----------      -----------     --------       --------          -----------
 NET ASSET VALUE, END OF PERIOD                        $7.19           $15.43          $13.66         $11.98            $12.33
                                                    ===========      ===========     ========       ========          ===========
 TOTAL RETURN/3/                                      (44.25)%          26.68%          22.84%         (2.84)%           18.42%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                             $4,519          $10,187          $6,543         $6,008            $6,271
  Ratio of net investment
   income (loss) to average
   net assets/4/                                       (1.67)%          (1.66)%         (1.90)%        (2.02)%           (1.90)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/4/                                          2.27%            2.30%           2.36%          2.31%             2.31%
  Waived fees and reimbursed
   expenses/4/                                         (0.12)%          (0.15)%         (0.21)%        (0.16)%           (0.16)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/4/                                 2.15%            2.15%           2.15%          2.15%             2.15%
  Portfolio turnover rate/5/                              82%             122%            142%            10%              149%

1 The Fund changed its fiscal year-end from September 30 to October 31.
2 Calculated based upon average shares outstanding.
3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                        FINANCIAL HIGHLIGHTS 127

SMALL CAP VALUE FUND
CLASS A SHARES - COMMENCED ON NOVEMBER 30, 2000
For a share outstanding throughout each period

                                       OCT. 31,           OCT. 31,              OCT. 31,            OCT. 31,         OCT. 31,
 FOR THE PERIOD ENDED:                  2009               2008                  2007                2006            2005/1/
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                     $36.28                $32.63              $31.17           $29.19
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                              (0.02)/2/             (0.15)/2/           (0.04)           (0.18)
  Net realized and unrealized
   gain (loss) on investments                              (13.25)                 6.76                4.61             2.67
                                                         -----------           -----------         --------         --------
  Total from investment
   operations                                              (13.27)                 6.61                4.57             2.49
                                                         -----------           -----------         --------         --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                        (0.01)                 0.00                0.00             0.00
  Distributions from net
   realized gain                                            (4.78)                (2.96)              (3.11)           (0.51)
                                                         -----------           -----------         --------         --------
  Total distributions                                       (4.79)                (2.96)              (3.11)           (0.51)
                                                         -----------           -----------         --------         --------
 NET ASSET VALUE, END OF PERIOD                            $18.22                $36.28              $32.63           $31.17
                                                         ===========           ===========         ========         ========
 TOTAL RETURN/3/                                           (41.27)%               21.87%              15.44%            8.66%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                                $382,412              $715,334             $656,151         $606,811
  Ratio of net investment
   income (loss) to average
   net assets/4/                                            (0.08)%               (0.45)%             (0.15)%          (0.70)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/4/                                               1.44%                 1.44%               1.44%            1.50%
  Waived fees and reimbursed
   expenses/4/                                               0.00%                 0.00%              (0.01)%          (0.03)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/4/                                      1.44%                 1.44%               1.43%            1.47%
  Portfolio turnover rate/5/                                   27%                   48%                 33%              33%

1 The Fund changed its fiscal year-end from December 31 to October 31.
2 Calculated based upon average shares outstanding.
3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 128 FINANCIAL HIGHLIGHTS

SMALL CAP VALUE FUND
CLASS B SHARES - COMMENCED ON NOVEMBER 30, 2000
For a share outstanding throughout each period

                                       OCT. 31,           OCT. 31,              OCT. 31,            OCT. 31,         OCT. 31,
 FOR THE PERIOD ENDED:                  2009               2008                  2007                2006            2005/1/
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                     $33.98                $30.96              $29.92           $28.21
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                              (0.22)/2/             (0.38)/2/           (0.35)           (0.40)
  Net realized and unrealized
   gain (loss) on investments                              (12.23)                 6.36                4.50             2.62
                                                         -----------           -----------         --------         --------
  Total from investment
   operations                                              (12.45)                 5.98                4.15             2.22
                                                         -----------           -----------         --------         --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                         0.00                  0.00                0.00             0.00
  Distributions from net
   realized gain                                            (4.78)                (2.96)              (3.11)           (0.51)
                                                         -----------           -----------         --------         --------
  Total distributions                                       (4.78)                (2.96)              (3.11)           (0.51)
                                                         -----------           -----------         --------         --------
 NET ASSET VALUE, END OF PERIOD                            $16.75                $33.98              $30.96           $29.92
                                                         ===========           ===========         ========         ========
 TOTAL RETURN/3/                                           (41.68)%               20.94%              14.61%            7.99%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                                 $53,515              $123,492             $128,970         $133,825
  Ratio of net investment
   income (loss) to average
   net assets/4/                                            (0.87)%               (1.20)%             (0.91)%          (1.46)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/4/                                               2.19%                 2.19%               2.19%            2.26%
  Waived fees and reimbursed
   expenses/4/                                               0.00%                 0.00%              (0.01)%          (0.02)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/4/                                      2.19%                 2.19%               2.18%            2.24%
  Portfolio turnover rate/5/                                   27%                   48%                 33%              33%

1 The Fund changed its fiscal year-end from December 31 to October 31.
2 Calculated based upon average shares outstanding.
3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                        FINANCIAL HIGHLIGHTS 129

SMALL CAP VALUE FUND
CLASS C SHARES - COMMENCED ON NOVEMBER 30, 2000
For a share outstanding throughout each period

                                       OCT. 31,           OCT. 31,              OCT. 31,            OCT. 31,         OCT. 31,
 FOR THE PERIOD ENDED:                  2009               2008                  2007                2006            2005/1/
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                     $34.07                $31.03              $29.99           $28.27
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                              (0.22)/2/             (0.38)/2/           (0.34)           (0.44)
  Net realized and unrealized
   gain (loss) on investments                              (12.27)                 6.38                4.49             2.67
                                                         -----------           -----------         --------         --------
  Total from investment
   operations                                              (12.49)                 6.00                4.15             2.23
                                                         -----------           -----------         --------         --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                         0.00                  0.00                0.00             0.00
  Distributions from net
   realized gain                                            (4.78)                (2.96)              (3.11)           (0.51)
                                                         -----------           -----------         --------         --------
  Total distributions                                       (4.78)                (2.96)              (3.11)           (0.51)
                                                         -----------           -----------         --------         --------
 NET ASSET VALUE, END OF PERIOD                            $16.80                $34.07              $31.03           $29.99
                                                         ===========           ===========         ========         ========
 TOTAL RETURN/3/                                           (41.69)%               20.96%              14.57%            8.01%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                                 $69,952              $146,997             $143,872         $146,162
  Ratio of net investment
   income (loss) to average
   net assets/4/                                            (0.85)%               (1.20)%             (0.91)%          (1.46)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/4/                                               2.19%                 2.19%               2.19%            2.26%
  Waived fees and reimbursed
   expenses/4/                                               0.00%                 0.00%              (0.01)%          (0.02)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/4/                                      2.19%                 2.19%               2.18%            2.24%
  Portfolio turnover rate/5/                                   27%                   48%                 33%              33%

1 The Fund changed its fiscal year-end from December 31 to October 31.
2 Calculated based upon average shares outstanding.
3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 130 FINANCIAL HIGHLIGHTS

SMALL/MID CAP VALUE FUND
CLASS A SHARES - COMMENCED ON JULY 31, 2007
For a share outstanding throughout each period

                                               OCT. 31,          OCT. 31,             OCT. 31,
 FOR THE PERIOD ENDED:                          2009             2008                2007/1/
 NET ASSET VALUE, BEGINNING OF PERIOD                             $18.19                $17.09
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                   0.11/2/                 (0.02)/2/
  Net realized and unrealized gain (loss)
   on investments                                                  (7.84)                 1.12
                                                              ----------            -------------
  Total from investment operations                                 (7.73)                 1.10
                                                              ----------            -------------
 LESS DISTRIBUTIONS:
  Distributions from net investment
   income                                                          (0.09)                 0.00
  Distributions from net realized gain                             (1.59)                 0.00
                                                              ----------            -------------
  Total distributions                                              (1.68)                 0.00
                                                              ----------            -------------
 NET ASSET VALUE, END OF PERIOD                                    $8.78                $18.19
                                                              ==========            =============
 TOTAL RETURN/3/                                                  (46.09)%                6.44%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                               $12,859                  $444
  Ratio of net investment income (loss) to
   average net assets/4/                                            0.83%                (0.50)%
  Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/4/                                                      1.55%                 1.50%
  Waived fees and reimbursed expenses/4/                           (0.15)%               (0.24)%
  Ratio of expenses to average net assets
   after waived fees and expenses/4/                                1.40%                 1.27%
  Portfolio turnover rate/5/                                          43%                   89%

1 For the period July 31, 2007, (commencement of operations) to October 31,
  2007.
2 Calculated based upon average shares outstanding.
3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                        FINANCIAL HIGHLIGHTS 131

SMALL/MID CAP VALUE FUND
CLASS C SHARES - COMMENCED ON JULY 31, 2007
For a share outstanding throughout each period

                                               OCT. 31,          OCT. 31,              OCT. 31,
 FOR THE PERIOD ENDED:                          2009              2008                2007/1/
 NET ASSET VALUE, BEGINNING OF PERIOD                              $18.15                $17.09
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                    0.02/2/                 (0.06)/2/
  Net realized and unrealized gain (loss)
   on investments                                                   (7.81)                 1.12
                                                              -----------            -------------
  Total from investment operations                                  (7.79)                 1.06
                                                              -----------            -------------
 LESS DISTRIBUTIONS:
  Distributions from net investment
   income                                                           (0.05)                 0.00
  Distributions from net realized gain                              (1.59)                 0.00
                                                              -----------            -------------
  Total distributions                                               (1.64)                 0.00
                                                              -----------            -------------
 NET ASSET VALUE, END OF PERIOD                                     $8.72                $18.15
                                                              ===========            =============
 TOTAL RETURN/3/                                                   (46.46)%                6.20%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                 $4,700                   $45
  Ratio of net investment income (loss) to
   average net assets/4/                                             0.16%                (1.32)%
  Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/4/                                                       2.30%                 2.27%
  Waived fees and reimbursed expenses/4/                            (0.15)%               (0.17)%
  Ratio of expenses to average net assets
   after waived fees and expenses/4/                                 2.15%                 2.10%
  Portfolio turnover rate/5/                                           43%                   89%

1 For the period July 31, 2007, (commencement of operations) to October 31,
  2007.
2 Calculated based upon average shares outstanding.
3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 132 FINANCIAL HIGHLIGHTS

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

FOR MORE INFORMATION

More information on each Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period. The Report of Independent Registered Public Accounting Firm and each Fund's audited financial statements included in the Fund's most recent annual report are incorporated by reference into this Prospectus.

To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com

By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

On the Internet:
www.wellsfargo.com/advantagefunds

From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]

                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------

                                                             039SCR / P201 03-10
                                                          ICA Reg. No. 811-09253
(Copyright) 2010 Wells Fargo Funds Management, LLC. All rights reserved.

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

                                 MARCH 1, 2010

                                   Prospectus

                              Institutional Class

WELLS FARGO ADVANTAGE FUNDS (Reg. TM) -  SMALL AND MID CAP STOCK FUNDS

C&B Mid Cap Value Fund -  CBMSX

Discovery Fund -  WFDSX

Enterprise Fund -  WFEIX

Mid Cap Disciplined Fund -  WFMIX

Mid Cap Growth Fund -  WFMGX

Small Cap Disciplined Fund -  WFSSX

Small Cap Growth Fund -  WFSIX

Small Cap Value Fund -  WFSVX

Small/Mid Cap Value Fund -  WWMSX

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

FUND SUMMARIES
A SUMMARY OF INFORMATION ABOUT EACH FUND, INCLUDING: INVESTMENT OBJECTIVE, FEES AND EXPENSES, PORTFOLIO TURNOVER, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, MANAGEMENT OF THE FUND, TRANSACTION POLICIES AND TAX INFORMATION

C&B Mid Cap Value Fund Summary                 4
Discovery Fund Summary                         8
Enterprise Fund Summary                       12
Mid Cap Disciplined Fund Summary              16
Mid Cap Growth Fund Summary                   20
Small Cap Disciplined Fund Summary            24
Small Cap Growth Fund Summary                 28
Small Cap Value Fund Summary                  32
Small/Mid Cap Value Fund Summary              36
Summary of Other Important Information        39
   Regarding Fund Shares

--------------------------------------------------------------------------------

THE FUNDS
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

Key Fund Information                          40
C&B Mid Cap Value Fund                        41
Discovery Fund                                43
Enterprise Fund                               45
Mid Cap Disciplined Fund                      47
Mid Cap Growth Fund                           49
Small Cap Disciplined Fund                    51
Small Cap Growth Fund                         53
Small Cap Value Fund                          55
Small/Mid Cap Value Fund                      57
Description of Principal Investment           59
  Risks
Portfolio Holdings Information                62

--------------------------------------------------------------------------------

ORGANIZATION AND MANAGEMENT OF
THE FUNDS
INFORMATION ABOUT THE FUNDS' ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY

Organization and Management of the Funds      63
About Wells Fargo Funds Trust                 63
The Investment Adviser                        63
The Sub-Advisers and Portfolio Managers       63
Dormant Multi-Manager Arrangement             67

--------------------------------------------------------------------------------

YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO BUY, SELL AND EXCHANGE FUND SHARES

Compensation to Dealers and Shareholder       68
   Servicing Agents
Pricing Fund Shares                           69
How to Buy Shares                             70
How to Sell Shares                            72
How to Exchange Shares                        74
Account Policies                              76

TABLE OF CONTENTS
--------------------------------------------------------------------------------

OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS

Distributions                                 78
Taxes                                         78
Additional Performance Information            79
Financial Highlights                          82
For More Information                  Back Cover

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202)371-8300.

C&B MID CAP VALUE FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The C&B Mid Cap Value Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES (fees paid directly
  from your investments)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

           ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the
              value of your investment)
  Management Fees                                  %
  Distribution (12b-1) Fees                        %
  Other Expenses/1/                                %
  Acquired Fund Fees and Expenses                  %
  TOTAL ANNUAL FUND OPERATING                      %
  EXPENSES/2/
  Fee Waivers                                      %
  NET ANNUAL FUND OPERATING EXPENSES/3/            %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 0.90%. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions; and the Fund's operating expenses remain the same.

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 4 C&B MID CAP VALUE FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of mid-capitalization companies, which we define as securities of companies with market capitalizations ranging from $500 million to $10 billion. We manage a relatively focused portfolio of 30 to 50 companies that enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We select securities for the portfolio based on an analysis of a company's financial characteristics and an assessment of the quality of a company's management. In selecting a company,we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections.We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company's top management, customers and suppliers.We believe our assessment of business quality and emphasis on valuation will protect the portfolio's assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets.We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

PRINCIPAL INVESTMENT RISKS
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
VALUE STYLE INVESTMENT RISK. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                                C&B MID CAP VALUE FUND SUMMARY 5

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

               CALENDAR YEAR TOTAL RETURNS FOR THE INSTITUTIONAL CLASS/1/
                                 AS OF 12/31 EACH YEAR
 2000       2001        2002        2003        2004       2005        2006        2007         2008       2009
41.03%     25.16%       -9.50%     38.99%      11.19%      6.52%      26.12%       -8.57%      -33.46%      %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09                                1 YEAR       5 YEAR       10 YEARS
 INSTITUTIONAL CLASS Returns Before           %            %            %
  Taxes
 INSTITUTIONAL CLASS Returns After            %            %            %
  Taxes on Distributions/2/
 INSTITUTIONAL CLASS Returns After            %            %            %
  Taxes on Distributions and Sale of
  Fund Shares/2/
 RUSSELL MIDCAP (Reg. TM)VALUE                %            %            %
(reflects no deduction for expenses o  r
  taxes)

1 Institutional Class shares incepted on July 26, 2004.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

 6 C&B MID CAP VALUE FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER            PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Cooke & Bieler, L.P.   KERMIT S. ECK, CFA, Partner, Portfolio Manager and Research Analyst / 1998
                        DAREN C. HEITMAN, CFA, Partner, Research Analyst & Portfolio Manager / 2005
                        STEVE LYONS, CFA, Principal Analyst and Portfolio Manager / 2009
                        MICHAEL M. MEYER, CFA, Partner, Portfolio Manager & Research Analyst / 1998
                        EDWARD O'CONNOR, CFA, Partner, Portfolio Manager & Research Analyst / 2002
                        R. JAMES O'NEIL, CFA, Partner, Portfolio Manager and Research Analyst / 1998
                        MEHUL TRIVEDI, CFA, Partner, Portfolio Manager & Research Analyst / 1998

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.
For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

                                                C&B MID CAP VALUE FUND SUMMARY 7

DISCOVERY FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Discovery Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES (fees paid directly
  from your investments)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

           ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the
              value of your investment)
  Management Fees                                  %
  Distribution (12b-1) Fees                        %
  Other Expenses/1/                                %
  Acquired Fund Fees and Expenses                  %
  TOTAL ANNUAL FUND OPERATING                      %
  EXPENSES/2/
  Fee Waivers                                      %
  NET ANNUAL FUND OPERATING EXPENSES/3/            %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 0.95%. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions; and the Fund's operating expenses remain the same.

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 8 DISCOVERY FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest in equity securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth.We define small- and medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap (Reg. TM) Index, which was $12.2 billion as of May 30, 2009, and is expected to change frequently.We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. We typically use a discounted cash flow model to assess a firm's intrinsic value in order to set price objectives. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e. our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity. We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
GROWTH STYLE INVESTMENT RISK. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                                        DISCOVERY FUND SUMMARY 9

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

               CALENDAR YEAR TOTAL RETURNS FOR THE INSTITUTIONAL CLASS/1/
                                 AS OF 12/31 EACH YEAR
2000       2001         2002        2003        2004       2005        2006       2007      2008       2009
3.97%      4.17%       -12.12%     38.34%      15.69%      7.54%      13.37%      22.52%    -43.35%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09                             1 YEAR       5 YEARS       10 YEARS
 INSTITUTIONAL CLASS Returns Before          %            %             %
  Taxes
 INSTITUTIONAL CLASS Returns After           %            %             %
  Taxes on Distributions/2/
 INSTITUTIONAL CLASS Returns After           %            %             %
  Taxes on Distributions and Sale of
  Fund Shares/2/
 RUSSELL 2500TM GROWTH INDEX (reflects       %            %             %
  no deduction for expenses or
  taxes)

1 Institutional Class shares incepted on August 31, 2006.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

 10 DISCOVERY FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER      PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital    JAMES M. LEACH, CFA, Portfolio Manager / 2003
 Management       THOMAS J. PENCE, CFA, Portfolio Manager / 2001
 Incorporated

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.
For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

                                                       DISCOVERY FUND SUMMARY 11

ENTERPRISE FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Enterprise Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES (fees paid directly
  from your investments)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

           ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of
                         the
              value of your investment)
  Management Fees                                  %
  Distribution (12b-1) Fees                        %
  Other Expenses/1/                                %
  Acquired Fund Fees and Expenses                  %
  TOTAL ANNUAL FUND OPERATING                      %
  EXPENSES/2/
  Fee Waivers                                      %
  NET ANNUAL FUND OPERATING EXPENSES/3/            %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 0.90%. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions; and the Fund's operating expenses remain the same.

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 12 ENTERPRISE FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest in equity securities of companies of any size, although we invest principally in the equity securities of medium-capitalization companies.We define medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap (Reg. TM) Index, which was $12.2 billion as of May 30, 2009, and is expected to change frequently.We may also invest in foreign securities through ADRs and similar investments. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth).We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions.We also look at how management teams allocate capital in order to drive future cash flow.We typically use a discounted cash flow model to assess a firm's intrinsic value in order to set price objectives. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading.We may invest in any sector, and at times we may emphasize one or more particular sectors.We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity.We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
GROWTH STYLE INVESTMENT RISK. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                                      ENTERPRISE FUND SUMMARY 13

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                CALENDAR YEAR TOTAL RETURNS FOR THE INSTITUTIONAL CLASS/1/
                                  AS OF 12/31 EACH YEAR
  2000         2001         2002        2003        2004         2005        2006       2007        2008       2009
-29.77%       -21.96%      -28.18%     37.55%      15.68%        9.41%      12.57%      18.39%      -46.06%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09                              1 YEAR       5 YEAR       10 YEARS
 INSTITUTIONAL CLASS Returns Before           %            %            %
  Taxes
 INSTITUTIONAL CLASS Returns After            %            %            %
  Taxes on Distributions/2/
 INSTITUTIONAL CLASS Returns After            %            %            %
  Taxes on Distributions and Sale of
  Fund Shares/2/
 RUSSELL MIDCAP (Reg. TM) GROWTH INDEX        %            %            %
  (reflects no deduction for expenses or
  taxes)

1 Institutional Class shares incepted on June 30, 2003.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

 14 ENTERPRISE FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER     PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital   JAMES M. LEACH, CFA, Portfolio Manager / 2007
 Management      THOMAS J. PENCE, CFA, Portfolio Manager / 2000
 Incorporated

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.
For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

                                                      ENTERPRISE FUND SUMMARY 15

MID CAP DISCIPLINED FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Mid Cap Disciplined Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES (fees paid directly
  from your investments)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

           ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the
              value of your investment)
  Management Fees                                  %
  Distribution (12b-1) Fees                        %
  Other Expenses/1/                                %
  Acquired Fund Fees and Expenses                  %
  TOTAL ANNUAL FUND OPERATING                      %
  EXPENSES/2/
  Fee Waivers                                      %
  NET ANNUAL FUND OPERATING EXPENSES/3/            %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 0.90%. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions; and the Fund's operating expenses remain the same.

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 16 MID CAP DISCIPLINED FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of medium-capitalization companies which we define as securities of companies with market capitalizations within the range of the Russell Midcap (Reg. TM) Index.The market capitalization range of the Russell Midcap Index (Reg. TM) was $829 million to $12.2 billion, as of May 30, 2009, and is expected to change frequently.We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek to take advantage of opportunities in the market created by investors who primarily focus on the short-term prospects of companies.To identify these opportunities,we follow a bottom-up investment process that focuses on three key elements - right company, right price, and right time. First, the right companies are defined as those that have solid assets with manageable debt levels in good industries. Secondly,we seek to buy these companies at the right price.To determine the right price,we carefully evaluate the potential upside reward as well as the potential downside risk in order to arrive at a reward/risk profile for every company considered. Lastly,we seek to buy these companies at the right time, which is typically when the prevailing market sentiment is low.We believe buying securities of a company when the prevailing sentiment is low allows us to limit the potential downside risk and allows us to participate in the potential upside price appreciation if the business fundamentals of the company improve. We consider selling a security when it appreciates to our target price without changes to the fundamentals of the underlying company,when the fundamentals deteriorate, when the security is forced out of the portfolio by a better idea, or when sentiment improves significantly.We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
CURRENCY HEDGING RISK. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
VALUE STYLE INVESTMENT RISK. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                             MID CAP DISCIPLINED FUND SUMMARY 17

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

               CALENDAR YEAR TOTAL RETURNS FOR THE INSTITUTIONAL CLASS/1/
                                  AS OF 12/31 EACH YEAR
 2000        2001         2002        2003        2004        2005        2006       2007      2008       2009
22.80%      12.41%       -11.78%     40.66%      21.18%       8.22%      18.78%      -4.45%    -29.78%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09                              1 YEAR       5 YEAR       10 YEARS
 INSTITUTIONAL CLASS Returns Before           %            %            %
  Taxes
 INSTITUTIONAL CLASS Returns After            %            %            %
  Taxes on Distributions/2/
 INSTITUTIONAL CLASS Returns After            %            %            %
  Taxes on Distributions and Sale of
  Fund Shares/2/
 RUSSELL MIDCAP (Reg. TM) VALUE INDEX         %            %            %
  (reflects no deduction for expenses or
  taxes)

1 Institutional Class shares incepted on April 11, 2005.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

 18 MID CAP DISCIPLINED FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER     PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital   JAMES TRINGAS, CFA, CPA, Co-Portfolio Manager / 2009
 Management      BRYANT VANCRONKHITE, CFA, CPA, Portfolio Manager / 2009
 Incorporated

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.
For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

                                             MID CAP DISCIPLINED FUND SUMMARY 19

MID CAP GROWTH FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Mid Cap Growth Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES (fees paid directly
  from your investments)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

           ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the
              value of your investment)
  Management Fees                                  %
  Distribution (12b-1) Fees                        %
  Other Expenses/1/                                %
  Acquired Fund Fees and Expenses                  %
  TOTAL ANNUAL FUND OPERATING                      %
  EXPENSES/2/
  Fee Waivers                                      %
  NET ANNUAL FUND OPERATING EXPENSES/3/            %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to maintain the Funds' net operating expense ratio, excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 0.90%. After this date, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions; and the Fund's operating expenses remain the same.

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 20 MID CAP GROWTH FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of medium-capitalization companies that we believe have above-average growth potential.We define medium-capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap (Reg. TM) Index, which was $12.2 billion as of May 30, 2009, and is expected to change frequently. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We focus our investment strategy on identifying and investing in medium-capitalization companies that we believe continue to provide consistent growth potential.We build the Fund's portfolio from the bottom-up selecting medium-capitalization companies that we consider to have successful business plans.We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio.We use a variety of criteria specific to a given portfolio security to determine when we may potentially sell such security so that we avoid reacting to pressure caused by volatility in the broad mid cap market. Such criteria may include a security reaching our target price,(potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines).We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
GROWTH STYLE INVESTMENT RISK. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                                  MID CAP GROWTH FUND SUMMARY 21

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                CALENDAR YEAR TOTAL RETURNS FOR THE INSTITUTIONAL CLASS/1/
                                  AS OF 12/31 EACH YEAR
 2000        2001       2002         2003        2004         2005       2006        2007        2008       2009
14.60%      -23.94%      -28.55%     38.07%      21.49%       5.64%      13.93%      18.89%      -45.03%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09                             1 YEAR       5 YEARS       10 YEARS
 INSTITUTIONAL CLASS Returns Before          %            %             %
  Taxes
 INSTITUTIONAL CLASS Returns After           %            %             %
  Taxes on Distributions/2/
 INSTITUTIONAL CLASS Returns After           %            %             %
  Taxes on Distributions and Sale of
  Fund Shares/2/
 RUSSELL MIDCAP (Reg. TM) GROWTH INDEX       %            %             %
  (reflects no deduction for fees,
  expenses or taxes)

1 Institutional Class shares incepted on March 31, 2008.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

 22 MID CAP GROWTH FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER     PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital   JEROME "CAM" PHILPOTT, CFA, Portfolio Manager / 2001
 Management      STUART ROBERTS, Portfolio Manager / 2001
 Incorporated

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.
For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

                                                  MID CAP GROWTH FUND SUMMARY 23

SMALL CAP DISCIPLINED FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Small Cap Disciplined Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES (fees paid directly
  from your investments)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

           ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the
              value of your investment)
  Management Fees                                  %
  Distribution (12b-1) Fees                        %
  Other Expenses/1/                                %
  Acquired Fund Fees and Expenses                  %
  TOTAL ANNUAL FUND OPERATING                      %
  EXPENSES/2/
  Fee Waivers                                      %
  NET ANNUAL FUND OPERATING EXPENSES/3/            %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 1.00%. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions; and the Fund's operating expenses remain the same.

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 24 SMALL CAP DISCIPLINED FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in small-capitalization companies that we believe are undervalued relative to the market based on discounted cash flows, earnings and asset value.We define small-capitalization companies as companies whose market capitalizations are substantially similar to those of companies in the Russell 2500TM Index. The range of the Russell 2500TM Index was $78 million to $3.9 billion, as of May 30, 2009, and is expected to change frequently.We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek to take advantage of opportunities in the market created by investors who primarily focus on the short-term prospects of companies. To identify these opportunities,we follow a bottom-up investment process that focuses on three key elements - right company, right price, and right time. First, the right companies are defined as those that have solid assets with manageable debt levels in good industries. Secondly,we seek to buy these companies at the right price. To determine the right price,we carefully evaluate the potential upside reward as well as the potential downside risk in order to arrive at a reward/risk profile for every company considered. Lastly,we seek to buy these companies at the right time, which is typically when the prevailing market sentiment is low.We believe buying securities of a company when the prevailing sentiment is low allows us to limit the potential downside risk and allows us to participate in the potential upside price appreciation if the business fundamentals of the company improve. We consider selling a security when it appreciates to our target price without changes to the fundamentals of the underlying company,when the fundamentals deteriorate,when the security is forced out of the portfolio by a better idea, or when sentiment improves significantly. We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
CURRENCY HEDGING RISK. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
VALUE STYLE INVESTMENT RISK. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                           SMALL CAP DISCIPLINED FUND SUMMARY 25

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

           CALENDAR YEAR TOTAL RETURNS FOR THE INSTITUTIONAL CLASS/1/
                              AS OF 12/31 EACH YEAR
 2003       2004        2005        2006       2007      2008       2009
62.53%     27.04%       -0.28%     19.19%      -4.37%    -33.97%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09                            1 YEAR       5 YEARS       LIFE OF FUND/1/
 INSTITUTIONAL CLASS Returns Before          %             %              %
  Taxes
 INSTITUTIONAL CLASS Returns After           %             %              %
  Taxes on Distributions/2/
 INSTITUTIONAL CLASS Returns After           %             %              %
  Taxes on Distributions and Sale of
  Fund Shares/2/
 RUSSELL 2000 (Reg. TM) VALUE INDEX          %             %              %
  (reflects no deduction for expenses or
  taxes)

1 Institutional Class shares incepted on April 11, 2005. Returns for the
  Institutional Class shares and Index shown in the Life of Fund column are as of the Fund inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

 26 SMALL CAP DISCIPLINED FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER     PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital   JAMES TRINGAS, CFA, CPA, Co-Portfolio Manager / 2009
 Management      BRYANT VANCRONKHITE, CFA, CPA, Portfolio Manager / 2009
 Incorporated

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.
For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

                                           SMALL CAP DISCIPLINED FUND SUMMARY 27

SMALL CAP GROWTH FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Small Cap Growth Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES (fees paid directly
  from your investments)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

           ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the
              value of your investment)
  Management Fees                                  %
  Distribution (12b-1) Fees                        %
  Other Expenses/1/                                %
  Acquired Fund Fees and Expenses                  %
  TOTAL ANNUAL FUND OPERATING                      %
  EXPENSES/2/
  Fee Waivers                                      %
  NET ANNUAL FUND OPERATING EXPENSES/2/            %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 0.90%. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions; and the Fund's operating expenses remain the same.

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 28 SMALL CAP GROWTH FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of small-capitalization companies that we believe have above-average growth potential.We define small-capitalization companies as those with market capitalizations at the time of purchase of less than $2 billion. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We focus our investment strategy on identifying and investing in rapidly growing small-capitalization companies that are in an early or transitional stage of their development, before their potential is discovered by the market. We build the Fund's portfolio by selecting companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio. We use a variety of criteria specific to a portfolio security to determine when we may potentially sell such security to avoid reacting to pressure caused by volatility in the broad small cap market. Such criteria may include a security reaching our target price (potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines).We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
GROWTH STYLE INVESTMENT RISK. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                                SMALL CAP GROWTH FUND SUMMARY 29

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                CALENDAR YEAR TOTAL RETURNS FOR THE INSTITUTIONAL CLASS/1/
                                  AS OF 12/31 EACH YEAR
  2000        2001         2002        2003        2004       2005        2006       2007      2008       2009
-25.14%      -12.65%      -29.51%     48.02%      13.80%      6.56%      22.96%      13.98%    -39.56%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09                              1 YEAR       5 YEARS       10 YEARS
 INSTITUTIONAL CLASS Returns Before           %            %             %
  Taxes
 INSTITUTIONAL CLASS Returns After            %            %             %
  Taxes on Distributions/2/
 INSTITUTIONAL CLASS Returns After            %            %             %
  Taxes on Distributions and Sale of
  Fund Shares/2/
 RUSSELL 2000 (Reg. TM) GROWTH INDEX          %            %             %
  (reflects no deduction for expenses or
  taxes)

1 Institutional Class shares incepted on April 11, 2005.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

 30 SMALL CAP GROWTH FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER     PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital   JEROME "CAM" PHILPOTT, CFA, Portfolio Manager / 1993
 Management      STUART ROBERTS, Portfolio Manager / 1990
 Incorporated

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.
For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

                                                SMALL CAP GROWTH FUND SUMMARY 31

SMALL CAP VALUE FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Small Cap Value Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES (fees paid directly
  from your investments)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

           ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the
              value of your investment)
  Management Fees                                  %
  Distribution (12b-1) Fees                        %
  Other Expenses/1/                                %
  Acquired Fund Fees and Expenses                  %
  TOTAL ANNUAL FUND OPERATING                      %
  EXPENSES/2/
  Fee Waivers                                      %
  NET ANNUAL FUND OPERATING EXPENSES/3/            %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to maintain the Funds' net operating expense ratio, excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 0.95%. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions; and the Fund's operating expenses remain the same.

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 32 SMALL CAP VALUE FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was $78 million to $3.9 billion, as of May 30, 2009, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from
(call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.
We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

PRINCIPAL INVESTMENT RISKS
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
CURRENCY HEDGING RISK. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
VALUE STYLE INVESTMENT RISK. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                                 SMALL CAP VALUE FUND SUMMARY 33

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

               CALENDAR YEAR TOTAL RETURNS FOR THE INSTITUTIONAL CLASS/1/
                                 AS OF 12/31 EACH YEAR
 2000        2001        2002        2003        2004         2005        2006       2007        2008       2009
26.34%      17.99%       -6.13%     48.70%      20.09%       15.03%      12.99%      10.52%      -38.06%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09                              1 YEAR       5 YEARS       10 YEARS
 INSTITUTIONAL CLASS Returns Before           %            %             %
  Taxes
 INSTITUTIONAL CLASS Returns After            %            %             %
  Taxes on Distributions/2/
 INSTITUTIONAL CLASS Returns After            %            %             %
  Taxes on Distributions and Sale of
  Fund Shares/2/
 RUSSELL 2000 (Reg. TM) VALUE INDEX           %            %             %
  (reflects no deduction for expenses or
  taxes)

1 Institutional Class shares incepted on July 31, 2007.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

 34 SMALL CAP VALUE FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER      PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital    I. CHARLES RINALDI, Senior Portfolio Manager / 1997
 Management
 Incorporated

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.
For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

                                                 SMALL CAP VALUE FUND SUMMARY 35

SMALL/MID CAP VALUE FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Small/Mid Cap Value Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES (fees paid directly
  from your investments)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)
  Management Fees                                  %
  Distribution (12b-1) Fees                        %
  Other Expense/1/                                 %
  TOTAL ANNUAL FUND OPERATING                      %
  EXPENSES/2/
  Fee Waivers                                      %
  NET ANNUAL FUND OPERATING EXPENSES/3/            %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has contractually committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions; and the Fund's operating expenses remain the same.

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 36 SMALL/MID CAP VALUE FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of small-and medium capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index.The market capitalization range of the Russell 2500TM Index was $78 million to $3.9 billion, as of May 30, 2009, and is expected to change frequently.We may also invest in equity securities of foreign issuers through ADRs and similar investments.As a hedging strategy, the Fund may write put and call options,meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future.Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small- and medium-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations.We believe the combination of buying the securities of undervalued small and medium capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

PRINCIPAL INVESTMENT RISKS
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
CURRENCY HEDGING RISK. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
VALUE STYLE INVESTMENT RISK. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                             SMALL/MID CAP VALUE FUND SUMMARY 37

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                  CALENDAR YEAR TOTAL RETURNS FOR THE INSTITUTIONAL CLASS/1/
                                    AS OF 12/31 EACH YEAR
 2003          2004        2005        2006       2007      2008       2009
58.44%        19.37%      13.62%      13.97%      -0.51%    -43.65%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09                           1 YEAR       5 YEARS       LIFE OF FUND/1/
 INSTITUTIONAL CLASS Returns Before        %             %              %
  Taxes
 INSTITUTIONAL CLASS Returns After         %             %              %
  Taxes on Distributions/2/
 INSTITUTIONAL CLASS Returns After         %             %              %
  Taxes on Distributions and Sale of
  Fund Shares/2/
 RUSSELL 2500TM VALUE INDEX (reflects      %             %              %
  no deduction for expenses or
  taxes)

1 Institutional Class shares incepted on August 31, 2006. Returns for the
  Institutional Class shares and Index shown in the Life of Fund column are as of the Fund inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

 38 SMALL/MID CAP VALUE FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER     PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital   ERIK C. ASTHEIMER, Senior Research Analyst & Co-Portfolio Manager / 2008
 Management      I. CHARLES RINALDI, Senior Portfolio Manager / 1997
 Incorporated    MICHAEL SCHNEIDER, CFA, Senior Research Analyst & Co-Portfolio Manager / 2008

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING FUND SHARES
TRANSACTION POLICIES
Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees. For more information about buying and selling shares, including investing through financial intermediaries, ask your financial professional or see "How To Buy Shares" and "How to Sell Shares" beginning on pages [x] and [y] of the Prospectus.

 INSTITUTIONS PURCHASING                                                       TO PLACE ORDERS OR REDEEM
 FUND SHARES                    INSTITUTIONS SELLING FUND SHARES               SHARES
------------------------------- ---------------------------------------------- --------------------------
 OPENING AN ACCOUNT             REDEMPTION INFORMATION                         MAIL: WELLS FARGO ADVANTAGE FUNDS
 Institutions which currently   Institutional Class shares must be redeemed    P.O. Box 8266
 have another account with      according to the terms of your customer        Boston, MA 02266-8266
 WELLS FARGO ADVANTAGE FUNDS    account with your financial intermediary.      INTERNET:www.wellsfargo.com/
 may open an account by         See HOW TO SELL SHARES beginning on page [x]   advantagefunds
 phone or internet. If the      of the Prospectus                              PHONE OR WIRE: 1-800-222-8222 or
 institution does not have an                                                  1-800-368-7550
 account, contact your                                                         IN PERSON: Investor Center
 investment representative.                                                    100 Heritage Reserve
 FOR MORE INFORMATION                                                          Menomonee Falls,Wisconsin 53051.
 See HOW TO BUY SHARES
 beginning on page [x] of the                                                  CONTACT YOUR INVESTMENT
 Prospectus                                                                    REPRESENTATIVE.

TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. See "Taxes" on page [X] of the Prospectus.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                 SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING FUND SHARES 39

KEY FUND INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about certain Funds within the WELLS FARGO ADVANTAGE FUNDS (Reg. TM) family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-advisers, or the portfolio managers. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS AND PRINCIPAL INVESTMENT STRATEGIES The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

o  what the Fund is trying to achieve;

o  how we intend to invest your money; and

o what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Funds, except for the Discovery Fund and Enterprise Fund, concerning "80% of the Funds' net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

--------------------------------------------------------------------------------
MASTER/GATEWAY (Reg. TM)/ /STRUCTURE
At the discretion of the Board of Trustees, the Mid Cap Growth Fund and Small Cap Value Fund each have the potential of becoming a gateway fund in a MASTER/GATEWAY structure. This structure is more commonly known as a master/feeder structure. In this structure, a gateway or feeder fund invests substantially all of its assets in one or more master portfolios or other Funds of WELLS FARGO ADVANTAGE FUNDS to achieve its investment objective. Multiple gateway funds investing in the same master portfolio or Fund can enhance their investment opportunities and reduce their expense ratios by sharing the costs and benefits of a larger pool of assets. References to the investment activities of a gateway fund are intended to refer to the investment activities of the master portfolio(s) in which it invests. Master portfolios offer their shares to multiple gateway funds and other master portfolios rather than directly to the public, and the services provided and the fees charged to a gateway fund are in addition to and not duplicative of the services provided and fees charged to the master portfolios.

 40 KEY FUND INFORMATION

C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Cooke & Bieler, L.P.

PORTFOLIO MANAGERS
Kermit S. Eck, CFA
Daren C. Heitman, CFA
Steve Lyons, CFA
Michael M. Meyer, CFA
Edward W. O'Connor, CFA
R. James O'Neil, CFA
Mehul Trivedi, CFA

FUND INCEPTION:
02/18/1998
INSTITUTIONAL CLASS:
Ticker: CBMSX
Fund Number: 1862

INVESTMENT OBJECTIVE
The C&B Mid Cap Value Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of mid-capitalization companies.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of mid-capitalization companies, which we define as securities of companies with market capitalizations ranging from $500 million to $10 billion. We manage a relatively focused portfolio of 30 to 50 companies that enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We select securities for the portfolio based on an analysis of a company's financial characteristics and an assessment of the quality of a company's management. In selecting a company, we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company's top management, customers and suppliers. We believe our assessment of business quality and emphasis on valuation will protect the portfolio's assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                       C&B MID CAP VALUE FUND 41

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Derivatives Risk
   o Issuer Risk
   o Leverage Risk
   o Liquidity Risk

   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk
   o Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 42 C&B MID CAP VALUE FUND

DISCOVERY FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
James M. Leach, CFA
Thomas J. Pence, CFA

FUND INCEPTION:
12/31/1987
INSTITUTIONAL CLASS:
Ticker: WFDSX
Fund Number: 3123

INVESTMENT OBJECTIVE
The Discovery Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's total assets in equity securities of small- and medium- capitalization companies; and

o up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest in equity securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth. We define small- and medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap (Reg. TM) Index, which was $12.2 billion as of May 30, 2009, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. We typically use a discounted cash flow model to assess a firm's intrinsic value in order to set price objectives. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (I.E. our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity. We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                               DISCOVERY FUND 43

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Growth Style Investment Risk
   o Issuer Risk

   o Leverage Risk
   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 44 DISCOVERY FUND

ENTERPRISE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
James M. Leach, CFA
Thomas J. Pence, CFA

FUND INCEPTION:
09/30/1998
INSTITUTIONAL CLASS:
Ticker: WFEIX
Fund Number: 3118

INVESTMENT OBJECTIVE
The Enterprise Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of medium-capitalization companies; and

o up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest in equity securities of companies of any size, although we invest principally in the equity securities of medium-capitalization companies. We define medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap (Reg. TM) Index, which was $12.2 billion as of May 30, 2009, and is expected to change frequently. We may also invest in foreign securities through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. We typically use a discounted cash flow model to assess a firm's intrinsic value in order to set price objectives. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (I.E., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity. We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                              ENTERPRISE FUND 45

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Growth Style Investment Risk
   o Issuer Risk

   o Leverage Risk
   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 46 ENTERPRISE FUND

MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
James M. Tringas, CFA, CPA
Bryant VanCronkhite, CFA, CPA

FUND INCEPTION:
12/31/1998
INSTITUTIONAL CLASS:
Ticker: WFMIX
Fund Number: 3138

INVESTMENT OBJECTIVE
The Mid Cap Disciplined Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of medium-capitalization companies; and

o up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of medium-capitalization companies which we define as securities of companies with market capitalizations within the range of the Russell Midcap (Reg. TM) Index. The market capitalization range of the Russell Midcap Index (Reg. TM) was $829 million to $12.2 billion, as of May 30, 2009, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We seek to take advantage of opportunities in the market created by investors who primarily focus on the short-term prospects of companies. To identify these opportunities, we follow a bottom-up investment process that focuses on three key elements - right company, right price, and right time. First, the right companies are defined as those that have solid assets with manageable debt levels in good industries. Secondly, we seek to buy these companies at the right price. To determine the right price, we carefully evaluate the potential upside reward as well as the potential downside risk in order to arrive at a reward/risk profile for every company considered. Lastly, we seek to buy these companies at the right time, which is typically when the prevailing market sentiment is low. We believe buying securities of a company when the prevailing sentiment is low allows us to limit the potential downside risk and allows us to participate in the potential upside price appreciation if the business fundamentals of the company improve. We consider selling a security when it appreciates to our target price without changes to the fundamentals of the underlying company, when the fundamentals deteriorate, when the security is forced out of the portfolio by a better idea, or when sentiment improves significantly. We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                     MID CAP DISCIPLINED FUND 47

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Currency Hedging Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk
   o Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 48 MID CAP DISCIPLINED FUND

MID CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Jerome "Cam" Philpott, CFA
Stuart Roberts

FUND INCEPTION:
12/30/1994
INSTITUTIONAL CLASS:
Ticker: WFMGX
Fund Number: 3159

INVESTMENT OBJECTIVE
The Mid Cap Growth Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of medium-capitalization companies.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of medium-capitalization companies that we believe have above-average growth potential. We define medium-capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap (Reg. TM) Index, which was $12.2 billion as of May 30, 2009, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We focus our investment strategy on identifying and investing in medium-capitalization companies that we believe continue to provide consistent growth potential. We build the Fund's portfolio from the bottom-up selecting medium-capitalization companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio. We use a variety of criteria specific to a given portfolio security to determine when we may potentially sell such security so that we avoid reacting to pressure caused by volatility in the broad mid cap market. Such criteria may include a security reaching our target price,(potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines). We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                          MID CAP GROWTH FUND 49

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Growth Style Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 50 MID CAP GROWTH FUND

SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
James M. Tringas, CFA, CPA
Bryant VanCronkhite, CFA, CPA

FUND INCEPTION:
03/28/2002
INSTITUTIONAL CLASS:
Ticker: WFSSX
Fund Number: 3143

INVESTMENT OBJECTIVE
The Small Cap Disciplined Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of small-capitalization companies; and

o up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in small-capitalization companies that we believe are undervalued relative to the market based on discounted cash flows, earnings and asset value. We define small-capitalization companies as companies whose market capitalizations are substantially similar to those of companies in the Russell 2500TM Index. The range of the Russell 2500TM Index was $78 million to $3.9 billion, as of May 30, 2009, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We seek to take advantage of opportunities in the market created by investors who primarily focus on the short-term prospects of companies. To identify these opportunities, we follow a bottom-up investment process that focuses on three key elements - right company, right price, and right time. First, the right companies are defined as those that have solid assets with manageable debt levels in good industries. Secondly, we seek to buy these companies at the right price. To determine the right price, we carefully evaluate the potential upside reward as well as the potential downside risk in order to arrive at a reward/risk profile for every company considered. Lastly, we seek to buy these companies at the right time, which is typically when the prevailing market sentiment is low. We believe buying securities of a company when the prevailing sentiment is low allows us to limit the potential downside risk and allows us to participate in the potential upside price appreciation if the business fundamentals of the company improve. We consider selling a security when it appreciates to our target price without changes to the fundamentals of the underlying company, when the fundamentals deteriorate, when the security is forced out of the portfolio by a better idea, or when sentiment improves significantly. We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                   SMALL CAP DISCIPLINED FUND 51

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Currency Hedging Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk
   o Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 52 SMALL CAP DISCIPLINED FUND

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Jerome "Cam" Philpott, CFA
Stuart Roberts

FUND INCEPTION:
07/13/1990
INSTITUTIONAL CLASS:
Ticker: WFSIX
Fund Number: 3139
(THIS FUND IS CLOSED TO NEW INVESTORS.)

INVESTMENT OBJECTIVE
The Small Cap Growth Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of small-capitalization companies that we believe have above-average growth potential. We define small-capitalization companies as those with market capitalizations at the time of purchase of less than $2 billion. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We focus our investment strategy on identifying and investing in rapidly growing small-capitalization companies that are in an early or transitional stage of their development, before their potential is discovered by the market. We build the Fund's portfolio by selecting companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio. We use a variety of criteria specific to a portfolio security to determine when we may potentially sell such security to avoid reacting to pressure caused by volatility in the broad small cap market. Such criteria may include a security reaching our target price (potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines). We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                        SMALL CAP GROWTH FUND 53

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Growth Style Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 54 SMALL CAP GROWTH FUND

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
I. Charles Rinaldi

FUND INCEPTION:
12/31/1997
INSTITUTIONAL CLASS:
Ticker: WFSVX
Fund Number: 3150
(THIS FUND IS CLOSED TO NEW INVESTORS).

INVESTMENT OBJECTIVE
The Small Cap Value Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of small-capitalization companies; and

o up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was $78 million to $3.9 billion, as of May 30, 2009, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from
(call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                         SMALL CAP VALUE FUND 55

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Currency Hedging Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk
   o Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 56 SMALL CAP VALUE FUND

SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
Erik C. Astheimer
I. Charles Rinaldi
Michael Schneider, CFA

FUND INCEPTION:
03/28/2002
INSTITUTIONAL CLASS:
Ticker: WWMSX
Fund Number: 3103

INVESTMENT OBJECTIVE
The Small/Mid Cap Value Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies; and

o up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of small-and medium capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was $78 million to $3.9 billion, as of May 30, 2009, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options,meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future.Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small- and medium-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small and medium capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                     SMALL/MID CAP VALUE FUND 57

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Currency Hedging Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk
   o Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 58 SMALL/MID CAP VALUE FUND

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

ACTIVE TRADING RISK           Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains, which are taxable to you as ordinary income when distributed by the Fund.

COUNTER-PARTY RISK            When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the
                              Fund is exposed to the risk that the other party will not fulfill its contractual obligation.
                              Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

CURRENCY HEDGING RISK         An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange. To manage currency exposure, a Fund may purchase currency futures or enter into forward currency contracts to "lock in" the U.S. dollar price of the security. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future price set at the time of the contract. Similar to a forward currency contract, currency futures contracts are standardized for the convenience of market participants and quoted on an exchange. To reduce the risk of one party to the contract defaulting, the accrued profit or loss from a futures contract is calculated and paid on a daily basis rather than on the maturity of the contract.

DERIVATIVES RISK              The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate.
                              For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.


                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 59

FOREIGN INVESTMENT RISK       Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

GROWTH STYLE INVESTMENT RISK  Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

ISSUER RISK                   The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

LEVERAGE RISK                 Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

LIQUIDITY RISK                A security may not be sold at the time desired or without adversely affecting the price.

MANAGEMENT RISK               We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.


 60 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

MARKET RISK                   The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets.
                              The value or liquidity of a security may decline or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously.

REGULATORY RISK               Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

SMALLER COMPANY SECURITIES    Securities of companies with smaller market capitalizations tend to be more volatile and less
RISK                          liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

VALUE STYLE INVESTMENT RISK   Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.


                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 61

PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

A description of the WELLS FARGO ADVANTAGE FUNDS' policies and procedures with respect to disclosure of the WELLS FARGO ADVANTAGE FUNDS' portfolio holdings is available in the Funds' Statement of Additional Information and on the WELLS FARGO ADVANTAGE FUNDS' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

 62 PORTFOLIO HOLDINGS INFORMATION

ORGANIZATION AND MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

THE INVESTMENT ADVISER
Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds' semi-annual report for the fiscal half-year ended April 30, 2009.

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

THE SUB-ADVISERS AND PORTFOLIO MANAGERS
The following sub-advisers and portfolio managers perform day-to-day investment management activities for the Funds. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 63

--------------------------------------------------------------------------------
WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Discovery, Enterprise, Mid Cap Disciplined, Small Cap Disciplined, Small Cap Growth, Small Cap Value, and Small/Mid Cap Value Funds. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of these Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

ERIK C. ASTHEIMER            Mr. Astheimer is jointly responsible for managing the Small/Mid Cap Value Fund, which
Small/Mid Cap Value Fund     he has managed since 2008. Mr. Astheimer serves as a senior research analyst and co-portfolio manager for the Value Equity team at Wells Capital Management. Prior to joining Wells Capital Management, Mr. Astheimer served as senior analyst at Strong
                             Capital Management Inc. (SCM), which he joined in 2004. Prior to SCM, he worked at
                             Gabelli & Co. as a research analyst. Before that, he was a financial analyst at Salomon
                             Smith Barney in their investment banking department. During his final year with the firm, his assignments were undertaken in the Asia-Pacific region. Education: B.A.,
                             Finance, Duquesne University.
JAMES M. LEACH, CFA          Mr. Leach is jointly responsible for managing the Discovery Fund, which he has
Discovery Fund               managed since 2003, and the Enterprise Fund, which he has managed since 2007. Mr.
Enterprise Fund              Leach joined Wells Capital Management in 2005 as a portfolio manager. Prior to joining
                             Wells Capital Management, he was a portfolio manager at Strong Capital Management,
                             Inc. since October 2000. Education: B.S., Mechanical Engineering, University of
                             California at Santa Barbara; M.B.A., Finance, New York University-Stern School of
                             Business.
THOMAS J. PENCE, CFA         Mr. Pence is jointly responsible for managing the Discovery Fund, which he has
Discovery Fund               managed since 2001, and the Enterprise Fund, which he has managed since 2000. Mr.
Enterprise Fund              Pence joined Wells Capital Management in 2005 as a portfolio manager. Prior to joining
                             Wells Capital Management, he was a portfolio manager at Strong Capital Management,
                             Inc. since October 2000. Education: B.S., Business, Indiana University; M.B.A., Finance,
                             University of Notre Dame.
JEROME "CAM" PHILPOTT, CFA   Mr. Philpott is jointly responsible for managing the Mid Cap Growth Fund, which he has
Mid Cap Growth Fund          managed since 2001, and the Small Cap Growth Fund, which he has managed, along
Small Cap Growth Fund        with its predecessor fund, since 1993. He joined Wells Capital Management in 2003 as a portfolio manager. Prior to joining Wells Capital Management, Mr. Philpott was a portfolio manager with Montgomery Asset Management, which he joined in 1991 as an analyst for the Small Cap Equity team. Education: B.A., Economics, Washington and
                             Lee University; M.B.A., Darden School - University of Virginia.
I. CHARLES RINALDI           Mr. Rinaldi is responsible for managing the Small Cap Value Fund and the Small/Mid
Small Cap Value Fund         Cap Value Fund, both of which he has managed, along with their predecessor funds,
Small/Mid Cap Value Fund     since 1997. Mr. Rinaldi joined Wells Capital Management in 2005 as senior portfolio manager responsible for day-to-day management of its small value and small/mid cap value strategies. Prior to joining Wells Capital Management, he was a portfolio manager with Strong Capital Management, Inc. since 1997. Education: B.A. degree,
                             Biology, St. Michael's College; M.B.A. degree, Finance, Babson College.

 64 ORGANIZATION AND MANAGEMENT OF THE FUNDS

STUART ROBERTS               Mr. Roberts is jointly responsible for managing the Mid Cap Growth Fund, which he has
Mid Cap Growth Fund          managed since 2001, and the Small Cap Growth Fund, which he has managed, along
Small Cap Growth Fund        with its predecessor, since its inception in 1990. Mr. Roberts joined Wells Capital
                             Management in 2003 as a portfolio manager. Prior to joining Wells Capital
                             Management, he was a senior portfolio manager with Montgomery Asset
                             Management (Montgomery) for the Small Cap Growth Fund. In 2001, he became a co-portfolio manager for the Mid Cap Growth Fund. Prior to joining Montgomery, Mr.
                             Roberts was vice president and portfolio manager at Founders Asset Management, where he was responsible for three separate growth oriented small-cap mutual funds.
                             Education: B.A., Economics, Bowdoin College; M.B.A., University of Colorado.
MICHAEL SCHNEIDER, CFA       Mr. Schneider is jointly responsible for managing the Small/Mid Cap Value Fund, which
Small/Mid Cap Value Fund     he has managed since 2008. Mr. Schneider serves as a senior research analyst and co-portfolio manager for the Value Equity team at Wells Capital Management. Prior to joining Wells Capital Management, Mr. Schneider worked as a research analyst at
                             Gabelli & Co., Standard & Poor's, and R.L Renck & Co., Inc. Education: B.S., Finance, St.
                             John's University; M.B.A., Business Administration, Columbia Business School.
JAMES M. TRINGAS, CFA, CPA   Mr. Tringas is jointly responsible for managing the Wells Fargo Advantage Small Cap
Mid Cap Disciplined Fund     Disciplined Fund and the Wells Fargo Advantage Mid Cap Disciplined Fund, both of
Small Cap Disciplined Fund   which he has managed since 2009, when he became a co-portfolio manager at Wells
                             Capital Management. Mr. Tringas is also Managing Director and Senior Portfolio
                             Manager with the Small Cap Value team of Evergreen Investment Management
                             Company's ("EIMC") Equity Management group. Mr. Tringas has been with EIMC or one of its predecessor firms since 1994. Mr. Tringas has been awarded the use of the
                             Chartered Financial Analyst (CFA) designation by the CFA Institute. He is also a Certified
                             Public Accountant; he received his CPA license from the State of Florida in 1991. He received both a Bachelor of Science (1988) and a Master of Science (1990) in
                             accounting from the University of Florida.
BRYANT VANCRONKHITE, CFA,    Bryant VanCronkhite is jointly responsible for managing the Mid Cap Disciplined and
CPA                          Small Cap Disciplined Funds, both of which he has managed since 2009, when he
Mid Cap Disciplined Fund     became a co-portfolio Manager with the Disciplined Value Equity Team at Wells Capital
Small Cap Disciplined Fund   Management. Prior to his current role, he was a senior research analyst on the
                             Disciplined Value Equity Team from 2004 to 2009. Prior to joining Wells Capital
                             Management, Mr. VanCronkhite was a mutual fund accountant for Strong Capital
                             Management. Education: B.S. and M.P.A. in Professional Accountancy, University of
                             Wisconsin - Whitewater.

--------------------------------------------------------------------------------
COOKE & BIELER, L.P. (Cooke & Bieler), a Pennsylvania limited partnership, is located at 1700 Market Street, Philadelphia, PA 19103. Cooke & Bieler is the sub-adviser for the C&B Mid Cap Value Fund. Accordingly, Cooke & Bieler is responsible for the day-to-day investment management activities of the C&B Mid Cap Value Fund. Cooke & Bieler is a registered investment adviser that provides investment management services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1951.

The following portfolio managers work as a team, each having equal responsibility and accountability in managing the C&B Mid Cap Value Fund, with no limitations on their respective roles. Each portfolio manager's responsibilities include the generation of investment ideas as well as research and monitoring of stock valuation and performance. The impact of each portfolio manager's investment decisions on the overall portfolio is closely monitored by all portfolio managers on the team.

                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 65

KERMIT S. ECK, CFA           Mr. Eck is jointly responsible for managing the C&B Mid Cap Value Fund, which he has
C&B Mid Cap Value Fund       managed, along with its predecessor, since 1998. Mr. Eck joined Cooke & Bieler in 1992 where he currently serves as a partner, portfolio manager and research analyst.
                             Education: B.S., Computer Science, Montana State University; M.B.A., Stanford
                             University.
DAREN C. HEITMAN, CFA        Mr. Heitman is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund       has managed since 2005. Mr. Heitman joined Cooke & Bieler in 2005, and currently serves as a partner, research analyst, and portfolio manager. Before joining Cooke &
                             Bieler, Mr. Heitman was with Schneider Capital Management as a senior analyst from
                             2000 until 2005. Education: B.S., Finance, Iowa State University; M.B.A., University of
                             Chicago.
STEVE LYONS, CFA             Mr. Lyons is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund       has managed since 2009. Mr. Lyons currently serves as a Principal Analyst and Portfolio
                             Manager. He has been with Cooke & Bieler since 2006. Prior to business school, Mr.
                             Lyons worked in the
                             investment services industry specializing in private equity and business valuation.
                             Education: B.S. Finance, Arizona State University; M.B.A., University of Chicago.
MICHAEL M. MEYER, CFA        Mr. Meyer is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund       has managed since 1998. Mr. Meyer joined Cooke & Bieler in 1993 where he is currently a partner, portfolio manager and research analyst. Education: B.A., Economics, Davidson
                             College; M.B.A., Wharton School of Business.
EDWARD W. O'CONNOR, CFA      Mr. O'Connor is jointly responsible for managing the C&B Mid Cap Value Fund, which
C&B Mid Cap Value Fund       he has managed since 2002. Mr. O'Connor joined Cooke & Bieler in 2002, where he is currently a partner, portfolio manager and research analyst. Prior to joining Cooke &
                             Bieler, Mr. O'Connor was with Cambiar Investors where he served as an equity analyst and portfolio manager and participated in Cambiar's 2001 management buyout.
                             Education: B.A., Economics and Philosophy, Colgate University; M.B.A., University of
                             Chicago.
R. JAMES O'NEIL, CFA         Mr. O'Neil is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund       has managed since 1998. Mr. O'Neil joined Cooke & Bieler in 1988 where he is currently a partner, portfolio manager and research analyst. Education: B.A., Economics, Colby
                             College; M.B.A., Harvard School of Business.
MEHUL TRIVEDI, CFA           Mr. Trivedi is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund       has managed since 1998. He joined Cooke & Bieler in 1998, where he is currently a partner, portfolio manager and research analyst. Education: B.A., International
                             Relations, University of Pennsylvania; B.S., Economics, Wharton School of Business;
                             M.B.A., Wharton School of Business.

 66 ORGANIZATION AND MANAGEMENT OF THE FUNDS

DORMANT MULTI-MANAGER ARRANGEMENT
The Board has adopted a "multi-manager" arrangement for each Fund. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 67

COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS
--------------------------------------------------------------------------------

ADDITIONAL PAYMENTS TO DEALERS
In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the WELLS FARGO ADVANTAGE FUNDS website at www.wellsfargo.com/advantagefunds.

 68 COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS

PRICING FUND SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange
(NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. Each Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

                                                          PRICING FUND SHARES 69

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

o Employee benefit plan programs that have at least $100 million in plan assets;

o Broker-dealer managed account or wrap programs that charge an asset-based fee and have program assets of at least $100 million;

o Registered investment adviser mutual fund wrap programs that charge an asset-based fee and have program assets of at least $100 million;

o  Internal Revenue Code Section 529 college savings plan accounts;

o Fund of Funds including those advised by Funds Management (WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS/SM/);

o Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

o  Institutions who invest a minimum initial amount of $5 million in a Fund;
   and

o Under certain circumstances and for certain groups as detailed in the Funds' Statement of Additional Information.

 INSTITUTIONS PURCHASING    OPENING AN ACCOUNT                              ADDING TO AN ACCOUNT
                            ----------------------------------------------- --------------------------------------
 SHARES DIRECTLY
---------------------------
 By Telephone or Internet   A new account may not be opened by              To buy additional shares or to buy
---------------------------
                            telephone or internet unless the institution    shares in a new Fund:
                            has another Wells Fargo Advantage Fund          o Call Investor Services at
                            account. If the institution does not currently  1-800-222-8222 or have an account, contact your investment
                                                                            o Call 1-800-368-7550 for the
                            representative.
                            -----------------------------------------------
                                                                            automated phone system or
                                                                            o visit our Web site at
                                                                            www.wellsfargo.com/
                                                                            advantagefunds
                                                                            --------------------------------------
 By Wire                                                                    To buy additional shares, instruct
---------------------------
                            o Complete and sign the Institutional Class
                                                                            your bank or financial institution to
                            account application
                                                                            use the same wire instructions
                            o Call Investor Services at 1-800-222-8222 for
                                                                            shown to the left.
                                                                            --------------------------------------
                            faxing instructions
                            o Use the following wiring instructions:
                            State Street Bank & Trust
                            Boston, MA
                            Bank Routing Number: ABA 011000028
                            Wire Purchase Account: 9905-437-1
                            Attention: WELLS FARGO ADVANTAGE FUNDS
                            (Name of Fund, Account
                            Number )
                            Account Name: Provide your
                            name as registered on the
                            Fund account
                            -----------------------------------------------

 70 HOW TO BUY SHARES

 INSTITUTIONS PURCHASING
                           OPENING AN ACCOUNT                             ADDING TO AN ACCOUNT
                           ---------------------------------------------- --------------------------------------
 SHARES DIRECTLY
----------------------------------------------------------------------------------------------------------------
 In Person                 Investors are welcome to visit the Investor    See instructions shown to the left.
--------------------------                                                -------------------------------------
                           Center in person to ask questions or conduct
                           any Fund transaction. The Investor Center is
                           located at 100 Heritage Reserve, Menomonee
                           Falls, Wisconsin 53051.
                           ----------------------------------------------
 Through Your Investment   Contact your investment representative.        Contact your investment
 Representative                                                           representative.

-------------------------- ---------------------------------------------- -------------------------------------

SPECIAL CONSIDERATIONS WHEN INVESTING THROUGH FINANCIAL INTERMEDIARIES:
If a financial intermediary purchases Institutional Class shares on your behalf, you should understand the following:

   o MINIMUM INVESTMENTS AND OTHER TERMS OF YOUR ACCOUNT. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

   o RECORDS ARE HELD IN FINANCIAL INTERMEDIARY'S NAME. Financial intermediaries are usually the holders of record for Institutional Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

   o PURCHASE/REDEMPTION ORDERS. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

   o SHAREHOLDER COMMUNICATIONS. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

   o U.S. DOLLARS ONLY. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

   o RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

   o EARNINGS DISTRIBUTIONS. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

                                                            HOW TO BUY SHARES 71

HOW TO SELL SHARES
--------------------------------------------------------------------------------

Institutional Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

 INSTITUTIONS SELLING SHARES DIRECTLY    TO SELL SOME OR ALL OF YOUR SHARES
---------------------------------------- ---------------------------------------------------------------------
 By Telephone /                          o To speak with an investor services representative call
 Electronic Funds Transfer (EFT)         1-800-222-8222 or use the automated phone system at
----------------------------------------
                                         1-800-368-7550.
                                         o Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money
                                         market funds, and next day for all other WELLS FARGO ADVANTAGE
                                         FUNDS.
                                         o Transfers made to a Wells Fargo Bank account are made
                                         available sooner than transfers to an unaffiliated institution.
                                         o Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.
                                         NOTE: Telephone transactions such as redemption requests
                                         made over the phone generally require only one of the
                                         account owners to call unless you have instructed us
                                         otherwise.
                                         --------------
 By Wire                                 o To arrange for a Federal Funds wire, call 1-800-222-8222.
----------------------------------------
                                         o Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.
                                         o Redemption proceeds are usually wired to the financial
                                         intermediary the following business day.
                                         ---------------------------------------------------------------------
 By Internet                             Visit our Web site at www.wellsfargo.com/advantagefunds.
---------------------------------------- ---------------------------------------------------------------------
 In Person                               Investors are welcome to visit the Investor Center in person to ask
----------------------------------------
                                         questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls, Wisconsin
                                         53051.
                                         --------------
 Through Your Investment Representative  Contact your investment representative.

---------------------------------------- --------------

GENERAL NOTES FOR SELLING SHARES:

   o PROPER FORM. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

   o EARNINGS DISTRIBUTIONS. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

   o RIGHT TO DELAY PAYMENT. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments

 72 HOW TO SELL SHARES
     coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

   o REDEMPTION IN KIND. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

   o RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

                                                           HOW TO SELL SHARES 73

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

o In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (I.E., a Fund not closed to new accounts).

o An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

o You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

o Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

o If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new
   Fund, unless your balance has fallen below that amount due to investment performance.

o Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This modified policy will not apply to:

o  Money market funds;

o  Ultra-short funds;

o  Purchases of shares through dividend reinvestments;

 74 HOW TO EXCHANGE SHARES

o Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

o Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

o Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

o Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

o Purchases below $5,000 (including purchases that are part of an exchange transaction).

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management's analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plans and registered funds of funds.

                                                       HOW TO EXCHANGE SHARES 75

ACCOUNT POLICIES
--------------------------------------------------------------------------------

ADVANCE NOTICE OF LARGE TRANSACTIONS
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

RETIREMENT ACCOUNTS
We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

o  Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

o  Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

SMALL ACCOUNT REDEMPTIONS
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

ELECTRONIC DELIVERY OF FUND DOCUMENTS
You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Funds' Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Funds' Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

 76 ACCOUNT POLICIES

TRANSACTION AUTHORIZATIONS
Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor WELLS FARGO ADVANTAGE FUNDS will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                             ACCOUNT POLICIES 77

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Funds generally make distributions of any net investment income and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

TAXES
--------------------------------------------------------------------------------

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

 78 TAXES

ADDITIONAL PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

This section contains additional information regarding performance of the Funds. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

INDEX DESCRIPTIONS
The "Average Annual Total Returns" table in each Fund's Fund Summary compares the Fund's returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

RUSSELL 2000 GROWTH (Reg. TM) INDEX    The Russell 2000 (Reg. TM) Growth Index measures the performance of those Russell 2000
                                       (Reg. TM) companies with higher price-to-book ratios and higher forecasted growth values.
RUSSELL 2000 (Reg. TM) VALUE INDEX     The Russell 2000 (Reg. TM) Value Index measures the performance of those Russell 2000
                                       (Reg. TM) companies with lower price-to-book ratios and lower forecasted growth values.
RUSSELL 2500TM GROWTH INDEX            The Russell 2500TM Growth Index measures the performance of those Russell 2500TM companies with higher price-to-book ratios and higher forecasted growth values.
RUSSELL 2500TM VALUE INDEX             The Russell 2500TM Value Index measures the performance of those Russell 2500TM companies with lower price-to-book ratios and lower forecasted growth values.
RUSSELL MIDCAP (Reg. TM) GROWTH        The Russell Midcap (Reg. TM) Growth Index measures the performance of those Russell
INDEX                                  Midcap (Reg. TM) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 (Reg. TM) Growth Index.
RUSSELL MIDCAP (Reg. TM) VALUE INDEX   The Russell Midcap (Reg. TM) Value Index measures the performance of those Russell
                                       Midcap (Reg. TM) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 (Reg. TM) Value Index.

                                           ADDITIONAL PERFORMANCE INFORMATION 79

SHARE CLASS PERFORMANCE
The performance history of share classes of certain Funds is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

   o C&B MID CAP VALUE FUND - INSTITUTIONAL CLASS SHARES. Institutional Class shares incepted on July 26, 2004. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the unnamed share class of the C&B Mid Cap Value Portfolio, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class.

   o DISCOVERY FUND - INSTITUTIONAL CLASS SHARES. Institutional Class shares incepted on August 31, 2006. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to April 11, 2005, for the Institutional Class shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

   o ENTERPRISE FUND - INSTITUTIONAL CLASS SHARES. Institutional Class shares incepted on June 30, 2003. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares of the Strong Enterprise Fund, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

   o MID CAP DISCIPLINED FUND - INSTITUTIONAL CLASS SHARES. Institutional
     Class shares incepted on April 11, 2005. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares of the Strong Mid Cap Disciplined Fund, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

   o MID CAP GROWTH FUND - INSTITUTIONAL CLASS SHARES. Institutional Class shares incepted on March 31, 2008. Performance shown reflects the performance of the Class A shares, which incepted on December 30, 1994, and includes sales charges and expenses that are not applicable to and are higher than those of the Institutional Class shares.Class A annual returns are substantially similar to what the Institutional Class annual returns would be because the shares are invested in the same portfolio of securities and differ only to the extent that the classes do not have the same sales charges and expenses.

   o SMALL CAP DISCIPLINED FUND - INSTITUTIONAL CLASS SHARES. Institutional Class shares incepted on April 11, 2005. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to June 9, 2003 for the Institutional Class shares reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower.

   o SMALL CAP GROWTH FUND - INSTITUTIONAL CLASS SHARES. Institutional Class shares incepted on April 11, 2005. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to June 9, 2003 for the Institutional Class shares reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower.

   o SMALL CAP VALUE FUND - INSTITUTIONAL CLASS SHARES. Institutional Class shares incepted on July 31, 2007. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

 80 ADDITIONAL PERFORMANCE INFORMATION

   o SMALL/MID CAP VALUE FUND - INSTITUTIONAL CLASS SHARES. Institutional
     Class shares incepted on August 31, 2006. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to April 11, 2005 for the Institutional Class shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. Each Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

                                           ADDITIONAL PERFORMANCE INFORMATION 81

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables are intended to help you understand each Fund's financial performance for the past 5 years (or for the life of a Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, a copy of which is available upon request.

 82 FINANCIAL HIGHLIGHTS

C&B MID CAP VALUE FUND
INSTITUTIONAL CLASS SHARES - COMMENCED ON JULY 26, 2004
For a share outstanding throughout each period

                                       OCT. 31,         OCT. 31,         OCT. 31,        OCT. 31,        OCT. 31,
 FOR THE PERIOD ENDED:                  2009             2008             2007            2006            2005
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                   $22.06           $24.02          $20.88          $18.91
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                          0.24/2/          0.14/2/         0.16/2/           (0.02)
  Net realized and unrealized
   gain (loss) on investments                             (6.60)            0.71            4.76            2.57
                                                      ---------        ---------       ---------        --------
  Total from investment
   operations                                             (6.36)            0.85            4.92            2.55
                                                      ---------        ---------       ---------        --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                      (0.16)           (0.15)          (0.04)           0.00
  Distributions from net
   realized gain                                          (4.11)           (2.66)          (1.74)          (0.58)
                                                      ---------        ---------       ---------        --------
  Total distributions                                     (4.27)           (2.81)          (1.78)          (0.58)
                                                      ---------        ---------       ---------        --------
 NET ASSET VALUE, END OF PERIOD                          $11.43           $22.06          $24.02          $20.88
                                                      =========        =========       =========        ========
 TOTAL RETURN/3/                                         (34.63)%           3.44%          25.12%          13.71%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                               $33,017          $79,559         $55,799         $63,705
  Ratio of net investment
   income (loss) to average
   net assets/4/                                           1.58%            0.60%           0.74%           0.07%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/4/                                             0.98%            0.91%           0.95%           0.94%
  Waived fees and reimbursed
   expenses/4/                                            (0.08)%          (0.01)%         (0.05)%         (0.04)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/4/                                    0.90%            0.90%           0.90%           0.90%
  Portfolio turnover rate/5/                                 31%              56%             39%             30%

1 For the period July 26, 2004, (commencement of operations) to October 31,
  2004.
2 Calculated based upon average shares outstanding.
3 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                         FINANCIAL HIGHLIGHTS 83

DISCOVERY FUND
INSTITUTIONAL CLASS SHARES - COMMENCED ON AUGUST 31, 2006
For a share outstanding throughout each period

                                              OCT. 31,           OCT. 31,              OCT. 31,             OCT. 31,
 FOR THE PERIOD:                               2009               2008                  2007               2006/1/
 NET ASSET VALUE, BEGINNING OF PERIOD                             $28.31                 $22.43              $21.42
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     (0.09)/2/              (0.08)/2/           (0.01)
  Net realized and unrealized gain
(loss)
   on investments                                                  (9.51)                  7.12                1.02
                                                                -----------           ------------        ---------
  Total from investment operations                                 (9.60)                  7.04                1.01
                                                                -----------           ------------        ---------
 LESS DISTRIBUTIONS:
  Distributions from net investment
   income                                                           0.00                   0.00                0.00
  Distributions from net realized gain                             (3.98)                 (1.16)               0.00
                                                                -----------           ------------        ---------
  Total distributions                                              (3.98)                 (1.16)               0.00
                                                                -----------           ------------        ---------
 NET ASSET VALUE, END OF PERIOD                                   $14.73                 $28.31              $22.43
                                                                ===========           ============        =========
 TOTAL RETURN/3/                                                  (38.74)%                32.80%               4.72%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                               $23,455                 $6,359                 $10
  Ratio of net investment income (loss) to
   average net assets/4/                                           (0.45)%                (0.32)%             (0.37)%
  Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/4/                                                      1.00%                  0.96%               0.87%
  Waived fees and reimbursed expenses/4/                           (0.05)%                (0.01)%              0.00%
  Ratio of expenses to average net assets
   after waived fees and expenses/4/                                0.95%                  0.95%               0.87%
  Portfolio turnover rate/5/                                         153%                   137%                120%

1 For the period August 31, 2006, (commencement of operations) to October 31,
  2006.
2 Calculated based upon average shares outstanding.
3 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 84 FINANCIAL HIGHLIGHTS

ENTERPRISE FUND
INSTITUTIONAL CLASS SHARES - COMMENCED ON JUNE 30, 2003
For a share outstanding throughout each period

                                     OCT. 31,         OCT. 31,            OCT. 31,         OCT. 31,          OCT. 31,
 FOR THE PERIOD ENDED:                2009             2008                2007             2006            2005/1/
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                 $38.90              $29.90           $25.95            $25.30
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                          (0.10)/3/           (0.10)/3/        (0.34)            (0.10)/3/
  Net realized and unrealized
   gain (loss) on investments                          (16.36)               9.10             4.29              0.75
                                                     -----------         -----------      --------          -----------
  Total from investment
   operations                                          (16.46)               9.00             3.95              0.65
                                                     -----------         -----------      --------          -----------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                     0.00                0.00             0.00              0.00
  Distributions from net
   realized gain                                         0.00                0.00             0.00              0.00
                                                     -----------         -----------      --------          -----------
  Total distributions                                    0.00                0.00             0.00              0.00
                                                     -----------         -----------      --------          -----------
 NET ASSET VALUE, END OF PERIOD                        $22.44              $38.90           $29.90            $25.95
                                                     ===========         ===========      ========          ===========
 TOTAL RETURN/4/                                       (42.31)%             30.10%           15.22%             2.57%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                            $104,121            $126,347          $36,587           $15,780
  Ratio of net investment
   income (loss) to average
   net assets/5/                                        (0.29)%             (0.30)%          (0.39)%           (0.47)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/5/                                           0.98%               0.97%            0.98%             0.97%
  Waived fees and reimbursed
   expenses/5/                                          (0.08)%             (0.07)%          (0.08)%           (0.09)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/5/                                  0.90%               0.90%            0.90%             0.88%
  Portfolio turnover rate/6/                              179%                117%             118%              116%

1 The Fund changed its fiscal year-end from December 31 to October 31.
2 For the period June 30, 2003, (commencement of operations) to December 31,
  2003.
3 Calculated based upon average shares outstanding.
4 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
5 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
6 Calculated on the basis of the Fund as a whole distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                         FINANCIAL HIGHLIGHTS 85

MID CAP DISCIPLINED FUND
INSTITUTIONAL CLASS SHARES - COMMENCED ON APRIL 11, 2005
For a share outstanding throughout each period

                                       OCT. 31,          OCT. 31,          OCT. 31,         OCT. 31,         OCT. 31,
 FOR THE PERIOD ENDED:                  2009              2008              2007             2006            2005/1/
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                    $23.26             $23.47          $23.28           $21.84
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                              0.18            0.29/2/            0.20          0.07/2/
  Net realized and unrealized
   gain (loss) on investments                              (7.22)              1.10            3.46             1.37
                                                        --------          ---------        --------        ---------
  Total from investment
   operations                                              (7.04)              1.39            3.66             1.44
                                                        --------          ---------        --------        ---------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                       (0.29)             (0.19)          (0.05)            0.00
  Distributions from net
   realized gain                                           (1.88)             (1.41)          (3.42)            0.00
                                                        --------          ---------        --------        ---------
  Total distributions                                      (2.17)             (1.60)          (3.47)            0.00
                                                        --------          ---------        --------        ---------
 NET ASSET VALUE, END OF PERIOD                           $14.05             $23.26          $23.47           $23.28
                                                        ========          =========        ========        =========
 TOTAL RETURN/3/                                          (32.89)%             6.04%          17.77%            6.59%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                               $112,753           $157,342         $137,471         $116,867
  Ratio of net investment
   income (loss) to average
   net assets/4/                                            1.06%              1.23%           0.93%            0.53%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/4/                                              0.96%              0.90%           0.92%            0.92%
  Waived fees and reimbursed
   expenses/4/                                             (0.06)%             0.00%          (0.02)%          (0.04)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/4/                                     0.90%              0.90%           0.90%            0.88%
  Portfolio turnover rate/5/                                 158%               113%            125%              94%

1 For the period April 11, 2005, (commencement of operations) to October 31,
  2005.
2 Calculated based upon average shares outstanding.
3 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 86 FINANCIAL HIGHLIGHTS

MID CAP GROWTH FUND
INSTITUTIONAL CLASS SHARES - COMMENCED ON MARCH 13, 2008
For a share outstanding throughout each period

                                                OCT. 31,               OCT. 31,
 FOR THE PERIOD ENDED:                           2009                 2008/1/
 NET ASSET VALUE, BEGINNING OF PERIOD                                      $5.25
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                             (0.01)/2/
  Net realized and unrealized gain
(loss)
   on investments                                                          (1.68)
                                                                     --------------
  Total from investment operations                                         (1.69)
                                                                     --------------
 LESS DISTRIBUTIONS:
  Distributions from net investment
   income                                                                   0.00
  Distributions from net realized gain                                      0.00
                                                                     --------------
  Total distributions                                                       0.00
                                                                     --------------
 NET ASSET VALUE, END OF PERIOD                                            $3.56
                                                                     ==============
 TOTAL RETURN/3/                                                          (32.19)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                            $7
  Ratio of net investment income (loss) to
   average net assets/4/                                                   (0.28)%
  Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/4/                                                              1.00%
  Waived fees and reimbursed expenses/4/                                   (0.10)%
  Ratio of expenses to average net assets
   after waived fees and expenses/4/                                        0.90%
  Portfolio turnover rate/5/                                                  86%

1 For the period March 31, 2008, (commencement of operations) to October 31,
  2008.
2 Calculated based upon average shares outstanding.
3 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                         FINANCIAL HIGHLIGHTS 87

SMALL CAP DISCIPLINED FUND
INSTITUTIONAL CLASS SHARES - COMMENCED ON APRIL 11, 2005
For a share outstanding throughout each period

                                       OCT. 31,         OCT. 31,         OCT. 31,         OCT. 31,        OCT. 31,
 FOR THE PERIOD ENDED:                  2009             2008             2007             2006          2005/1/
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                   $18.19           $18.16           $16.09          $15.99
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                          0.09/2/          0.15/2/          0.03/2/            0.00
  Net realized and unrealized
   gain (loss) on investments                             (5.73)            0.75             2.82            0.10
                                                      ---------        ---------        ---------        --------
  Total from investment
   operations                                             (5.64)            0.90             2.85            0.10
                                                      ---------        ---------        ---------        --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                      (0.26)            0.00             0.00            0.00
  Distributions from net
   realized gain                                          (1.14)           (0.87)           (0.78)           0.00
                                                      ---------        ---------        ---------        --------
  Total distributions                                     (1.40)           (0.87)           (0.78)           0.00
                                                      ---------        ---------        ---------        --------
 NET ASSET VALUE, END OF PERIOD                          $11.15           $18.19           $18.16          $16.09
                                                      =========        =========        =========        ========
 TOTAL RETURN/3/                                         (33.17)%           5.05%           18.34%           0.63%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                               $64,444          $114,345         $63,905          $2,162
  Ratio of net investment
   income (loss) to average
   net assets/4/                                           0.60%            0.84%            0.20%           0.08%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/4/                                             1.11%            1.12%            1.11%           1.10%
  Waived fees and reimbursed
   expenses/4/                                            (0.11)%          (0.12)%          (0.11)%         (0.52)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/4/                                    1.00%            1.00%            1.00%           0.58%
  Portfolio turnover rate/5/                                 77%              97%             100%             56%

1 For the period April 11, 2005, (commencement of operations) to October 31,
  2005.
2 Calculated based upon average shares outstanding.
3 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 88 FINANCIAL HIGHLIGHTS

SMALL CAP GROWTH FUND
INSTITUTIONAL CLASS SHARES - COMMENCED ON APRIL 11, 2005
For a share outstanding throughout each period

                                     OCT. 31,       OCT. 31,          OCT. 31,         OCT. 31,      OCT. 31,        SEPT. 30,
 FOR THE PERIOD ENDED:                2009           2008              2007             2006         2005/1/         2005/2/
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                $16.30            $14.19          $12.26        $12.61            $11.10
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                         (0.04)/3/         (0.06)/3/       (0.11)        (0.01)            (0.04)/3/
  Net realized and unrealized
   gain (loss) on investments                          (6.18)             3.71            2.97         (0.34)             1.55
                                                    -----------       -----------     --------      --------          -----------
  Total from investment
   operations                                          (6.22)             3.65            2.86         (0.35)             1.51
                                                    -----------       -----------     --------      --------          -----------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                    0.00              0.00            0.00          0.00              0.00
  Distributions from net
   realized gain                                       (2.30)            (1.54)          (0.93)         0.00              0.00
                                                    -----------       -----------     --------      --------          -----------
  Total distributions                                  (2.30)            (1.54)          (0.93)         0.00              0.00
                                                    -----------       -----------     --------      --------          -----------
 NET ASSET VALUE, END OF PERIOD                        $7.78            $16.30          $14.19        $12.26            $12.61
                                                    ===========       ===========     ========      ========          ===========
 TOTAL RETURN/4/                                      (43.50)%           28.22%          24.46%        (2.78)%           13.60%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                           $197,150           $85,664         $55,921       $31,430           $31,416
  Ratio of net investment
   income (loss) to average
   net assets/5/                                       (0.40)%           (0.41)%         (0.64)%       (0.77)%           (0.65)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/5/                                          1.09%             1.10%           1.16%         1.11%             1.15%
  Waived fees and reimbursed
   expenses/5/                                         (0.19)%           (0.20)%         (0.26)%       (0.21)%           (0.23)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/5/                                 0.90%             0.90%           0.90%         0.90%             0.92%
  Portfolio turnover rate/6/                              82%              122%            142%           10%              149%

1 The Fund changed its fiscal year-end from September 30 to October 31.
2 For the period April 11, 2005, (commencement of operations) to October 31,
  2005.
3 Calculated based upon average shares outstanding.
4 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
5 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
6 Calculated on the basis of the Fund as a whole distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                         FINANCIAL HIGHLIGHTS 89

SMALL CAP VALUE FUND
INSTITUTIONAL CLASS SHARES - COMMENCED ON JULY 31, 2007
For a share outstanding throughout each period

                                               OCT. 31,           OCT. 31,            OCT. 31,
 FOR THE PERIOD ENDED:                          2009              2008               2007/1/
 NET ASSET VALUE, BEGINNING OF PERIOD                              $36.77               $34.30
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                    0.13/2/              0.01/2/
  Net realized and unrealized gain (loss)
   on investments                                                  (13.45)                2.46
                                                               ----------          -----------
  Total from investment operations                                 (13.32)                2.47
                                                               ----------          -----------
 LESS DISTRIBUTIONS:
  Distributions from net investment
   income                                                           (0.17)                0.00
  Distributions from net realized gain                              (4.78)                0.00
                                                               ----------          -----------
  Total distributions                                               (4.95)                0.00
                                                               ----------          -----------
 NET ASSET VALUE, END OF PERIOD                                    $18.50               $36.77
                                                               ==========          ===========
 TOTAL RETURN/3/                                                   (40.96)%               7.20%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                               $340,878               $8,707
  Ratio of net investment income (loss) to
   average net assets/4/                                             0.49%                0.13%
  Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/4/                                                       0.99%                0.97%
  Waived fees and reimbursed expenses/4/                            (0.04)%              (0.03)%
  Ratio of expenses to average net assets
   after waived fees and expenses/4/                                 0.95%                0.94%
  Portfolio turnover rate/5/                                           27%                  48%

1 For the period July 31, 2007, (commencement of operations) to October 31,
  2007.
2 Calculated based upon average shares outstanding.
3 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 90 FINANCIAL HIGHLIGHTS

SMALL/MID CAP VALUE FUND
INSTITUTIONAL CLASS SHARES - COMMENCED ON AUGUST 31, 2006
For a share outstanding throughout each period

                                              OCT. 31,         OCT. 31,            OCT. 31,            OCT. 31,
 FOR THE PERIOD:                               2009             2008                2007               2006/1/
 NET ASSET VALUE, BEGINNING OF PERIOD                           $18.40               $16.45              $16.01
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                 0.15/2/                (0.03)/2/            0.01
  Net realized and unrealized gain
(loss)
   on investments                                                (7.93)                2.21                0.43
                                                             ---------            ------------        ---------
  Total from investment operations                               (7.78)                2.18                0.44
                                                             ---------            ------------        ---------
 LESS DISTRIBUTIONS:
  Distributions from net investment
   income                                                        (0.10)                0.00                0.00
  Distributions from net realized gain                           (1.59)               (0.23)               0.00
                                                             ---------            ------------        ---------
  Total distributions                                            (1.69)               (0.23)               0.00
                                                             ---------            ------------        ---------
 NET ASSET VALUE, END OF PERIOD                                  $8.93               $18.40              $16.45
                                                             =========            ============        =========
 TOTAL RETURN/3/                                                (45.83)%              13.42%               2.75%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                              $6,679               $2,902              $10.00
  Ratio of net investment income (loss) to
   average net assets/4/                                          1.07%               (0.18)%              0.53%
  Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/4/                                                    1.16%                1.10%               1.04%
  Waived fees and reimbursed expenses/4/                         (0.21)%              (0.16)%             (0.15)%
  Ratio of expenses to average net assets
   after waived fees and expenses/4/                              0.95%                0.94%               0.89%
  Portfolio turnover rate/5/                                        43%                  89%                 56%

1 For the period August 31, 2006, (commencement of operations) to October 31,
  2006.
2 Calculated based upon average shares outstanding.
3 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                         FINANCIAL HIGHLIGHTS 91

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

FOR MORE INFORMATION

More information on each Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period. The Report of Independent Registered Public Accounting Firm and each Fund's audited financial statements included in the Fund's most recent annual report are incorporated by reference into this Prospectus.

To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com

By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

On the Internet:
www.wellsfargo.com/advantagefunds

From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]

                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------

                                                            039SCIT / P204 03-10
                                                          ICA Reg. No. 811-09253
(Copyright) 2010 Wells Fargo Funds Management, LLC. All rights reserved.

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

                                 MARCH 1, 2010

                                   Prospectus

                              Administrator Class

WELLS FARGO ADVANTAGE FUNDS (Reg. TM) -  SMALL AND MID CAP STOCK FUNDS

C&B Mid Cap Value Fund -  CBMIX

Discovery Fund -  WFDDX

Enterprise Fund -  SEPKX

Mid Cap Disciplined Fund -  WFMDX

Mid Cap Growth Fund -  WMCGX

Opportunity Fund -  WOFDX

Small Cap Disciplined Fund -  WFSDX

Small Cap Growth Fund -  WMNIX

Small Cap Opportunities Fund -  NVSOX

Small/Mid Cap Value Fund -  WWMDX

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

FUND SUMMARIES
A SUMMARY OF INFORMATION ABOUT EACH FUND, INCLUDING: INVESTMENT OBJECTIVE, FEES AND EXPENSES, PORTFOLIO TURNOVER, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, MANAGEMENT OF THE FUND, TRANSACTION POLICIES AND TAX INFORMATION

C&B Mid Cap Value Fund Summary                 4
Discovery Fund Summary                         8
Enterprise Fund Summary                       12
Mid Cap Disciplined Fund Summary              16
Mid Cap Growth Fund Summary                   20
Opportunity Fund Summary                      24
Small Cap Disciplined Fund Summary            28
Small Cap Growth Fund Summary                 32
Small Cap Opportunities Fund Summary          36
Small/Mid Cap Value Fund Summary              40
Summary of Other Important Information        43
   Regarding Fund Shares

--------------------------------------------------------------------------------

THE FUNDS
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

Key Fund Information                          44
C&B Mid Cap Value Fund                        45
Discovery Fund                                47
Enterprise Fund                               49
Mid Cap Disciplined Fund                      51
Mid Cap Growth Fund                           53
Opportunity Fund                              55
Small Cap Disciplined Fund                    57
Small Cap Growth Fund                         59
Small Cap Opportunities Fund                  61
Small/Mid Cap Value Fund                      63
Description of Principal Investment           65
  Risks
Portfolio Holdings Information                68

--------------------------------------------------------------------------------

ORGANIZATION AND MANAGEMENT OF
THE FUNDS
INFORMATION ABOUT THE FUNDS' ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY

Organization and Management of the Funds      69
About Wells Fargo Funds Trust                 69
The Investment Adviser                        69
The Sub-Advisers and Portfolio Managers       69
Dormant Multi-Manager Arrangement             74

--------------------------------------------------------------------------------

YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO BUY, SELL AND EXCHANGE FUND SHARES

Compensation to Dealers and Shareholder       75
   Servicing Agents
Pricing Fund Shares                           76
How to Buy Shares                             77
How to Sell Shares                            79
How to Exchange Shares                        81
Account Policies                              83

TABLE OF CONTENTS
--------------------------------------------------------------------------------

OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS

Distributions                                 85
Taxes                                         85
Additional Performance Information            86
Financial Highlights                          89
For More Information                  Back Cover

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202)371-8300.

C&B MID CAP VALUE FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The C&B Mid Cap Value Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES (fees paid directly
  from your investments)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

           ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the
              value of your investment)
  Management Fees                                  %
  Distribution (12b-1) Fees                        %
  Other Expenses/1/                                %
  Acquired Fund Fees and Expenses                  %
  TOTAL ANNUAL FUND OPERATING                      %
  EXPENSES/2/
  Fee Waivers                                      %
  NET ANNUAL FUND OPERATING EXPENSES/3/            %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 1.15%. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions; and the Fund's operating expenses remain the same.

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 4 C&B MID CAP VALUE FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of mid-capitalization companies, which we define as securities of companies with market capitalizations ranging from $500 million to $10 billion. We manage a relatively focused portfolio of 30 to 50 companies that enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We select securities for the portfolio based on an analysis of a company's financial characteristics and an assessment of the quality of a company's management. In selecting a company,we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections.We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company's top management, customers and suppliers.We believe our assessment of business quality and emphasis on valuation will protect the portfolio's assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets.We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

PRINCIPAL INVESTMENT RISKS
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
VALUE STYLE INVESTMENT RISK. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                                C&B MID CAP VALUE FUND SUMMARY 5

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

               CALENDAR YEAR TOTAL RETURNS FOR THE ADMINISTRATOR CLASS/1/
                                 AS OF 12/31 EACH YEAR
 2000        2001        2002        2003        2004        2005        2006       2007      2008       2009
41.03%      25.16%       -9.50%     38.99%      11.08%       6.22%      25.82%      -8.78%    -33.61%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09                              1 YEAR       5 YEAR       10 YEARS
 ADMINISTRATOR CLASS Returns Before           %            %            %
  Taxes
 ADMINISTRATOR CLASS Returns After            %            %            %
  Taxes on Distributions/2/
 ADMINISTRATOR CLASS Returns After            %            %            %
  Taxes on Distributions and Sale of
  Fund Shares/2/
 RUSSELL MIDCAP (Reg. TM) VALUE INDEX         %            %            %
  (reflects no deduction for expenses or
  taxes)

1 Administrator Class shares incepted on July 26, 2004.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

 6 C&B MID CAP VALUE FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER            PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Cooke & Bieler, L.P.   KERMIT S. ECK, CFA, Partner, Portfolio Manager and Research Analyst / 1998
                        DAREN C. HEITMAN, CFA, Partner, Research Analyst & Portfolio Manager / 2005
                        STEVE LYONS, CFA, Principal Analyst and Portfolio Manager / 2009
                        MICHAEL M. MEYER, CFA, Partner, Portfolio Manager & Research Analyst / 1998
                        EDWARD O'CONNOR, CFA, Partner, Portfolio Manager & Research Analyst / 2002
                        R. JAMES O'NEIL, CFA, Partner, Portfolio Manager and Research Analyst / 1998
                        MEHUL TRIVEDI, CFA, Partner, Portfolio Manager & Research Analyst / 1998

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.
For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

                                                C&B MID CAP VALUE FUND SUMMARY 7

DISCOVERY FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Discovery Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES (fees paid directly
  from your investments)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

           ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the
              value of your investment)
  Management Fees                                  %
  Distribution (12b-1) Fees                        %
  Other Expenses/1/                                %
  Acquired Fund Fees and Expenses                  %
  TOTAL ANNUAL FUND OPERATING                      %
  EXPENSES/2/
  Fee Waivers                                      %
  NET ANNUAL FUND OPERATING EXPENSES/3/            %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 1.15%. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions; and the Fund's operating expenses remain the same.

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 8 DISCOVERY FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest in equity securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth.We define small- and medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap (Reg. TM) Index, which was $12.2 billion as of May 30, 2009, and is expected to change frequently.We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. We typically use a discounted cash flow model to assess a firm's intrinsic value in order to set price objectives. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e. our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity. We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
GROWTH STYLE INVESTMENT RISK. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                                        DISCOVERY FUND SUMMARY 9

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

               CALENDAR YEAR TOTAL RETURNS FOR THE ADMINISTRATOR CLASS/1/
                                 AS OF 12/31 EACH YEAR
2000        2001         2002        2003        2004        2005        2006       2007      2008       2009
3.97%       4.17%       -12.12%     38.34%      15.69%       7.54%      13.27%      22.22%    -43.48%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09                             1 YEAR       5 YEAR       10 YEARS
 ADMINISTRATOR CLASS Returns Before          %            %            %
  Taxes
 ADMINISTRATOR CLASS Returns After           %            %            %
  Taxes on Distributions/2/
 ADMINISTRATOR CLASS Returns After           %            %            %
  Taxes on Distributions and Sale of
  Fund Shares/2/
 RUSSELL 2500TM GROWTH INDEX (reflects       %            %            %
  no deduction for expenses or
  taxes)

1 Administrator Class shares incepted on April 11, 2005.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

 10 DISCOVERY FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER     PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital   JAMES M. LEACH, CFA, Portfolio Manager / 2003
 Management      THOMAS J. PENCE, CFA, Portfolio Manager / 2001
 Incorporated

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.
For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

                                                       DISCOVERY FUND SUMMARY 11

ENTERPRISE FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Enterprise Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES (fees paid directly
  from your investments)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

           ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the
              value of your investment)
  Management Fees                                  %
  Distribution (12b-1) Fees                        %
  Other Expenses/1/                                %
  Acquired Fund Fees and Expenses                  %
  TOTAL ANNUAL FUND OPERATING                      %
  EXPENSES/2/
  Fee Waivers                                      %
  NET ANNUAL FUND OPERATING EXPENSES/3/            %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 1.15%. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions; and the Fund's operating expenses remain the same.

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 12 ENTERPRISE FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest in equity securities of companies of any size, although we invest principally in the equity securities of medium-capitalization companies.We define medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap (Reg. TM) Index, which was $12.2 billion as of May 30, 2009, and is expected to change frequently.We may also invest in foreign securities through ADRs and similar investments. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth).We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions.We also look at how management teams allocate capital in order to drive future cash flow.We typically use a discounted cash flow model to assess a firm's intrinsic value in order to set price objectives. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading.We may invest in any sector, and at times we may emphasize one or more particular sectors.We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity.We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
GROWTH STYLE INVESTMENT RISK. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                                      ENTERPRISE FUND SUMMARY 13

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

          CALENDAR YEAR TOTAL RETURNS FOR THE ADMINISTRATOR CLASS/1/
                            AS OF 12/31 EACH YEAR
  2000        2001         2002        2003        2004       2005        2006       2007      2008       2009
-29.77%      -21.96%      -28.00%     37.89%      15.38%      9.11%      12.29%      18.09%    -46.20%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09                              1 YEAR       5 YEAR       10 YEARS
 ADMINISTRATOR CLASS Returns Before           %            %            %
  Taxes
 ADMINISTRATOR CLASS Returns After            %            %            %
  Taxes on Distributions/2/
 ADMINISTRATOR CLASS Returns After            %            %            %
  Taxes on Distributions and Sale of
  Fund Shares/2/
 RUSSELL MIDCAP (Reg. TM) GROWTH INDEX        %            %            %
  (reflects no deduction for expenses or
  taxes)

1 Administrator Class shares incepted on August 30, 2002.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

 14 ENTERPRISE FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER     PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital   JAMES M. LEACH, CFA, Portfolio Manager / 2007
 Management      THOMAS J. PENCE, CFA, Portfolio Manager / 2000
 Incorporated

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.
For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

                                                      ENTERPRISE FUND SUMMARY 15

MID CAP DISCIPLINED FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Mid Cap Disciplined Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES (fees paid directly
  from your investments)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

           ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the
              value of your investment)
  Management Fees                                  %
  Distribution (12b-1) Fees                        %
  Other Expenses/1/                                %
  Acquired Fund Fees and Expenses                  %
  TOTAL ANNUAL FUND OPERATING                      %
  EXPENSES/2/
  Fee Waivers                                      %
  NET ANNUAL FUND OPERATING EXPENSES/3/            %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 1.15%. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions; and the Fund's operating expenses remain the same.

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 16 MID CAP DISCIPLINED FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of medium-capitalization companies which we define as securities of companies with market capitalizations within the range of the Russell Midcap (Reg. TM) Index.The market capitalization range of the Russell Midcap Index (Reg. TM) was $829 million to $12.2 billion, as of May 30, 2009, and is expected to change frequently.We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek to take advantage of opportunities in the market created by investors who primarily focus on the short-term prospects of companies.To identify these opportunities,we follow a bottom-up investment process that focuses on three key elements - right company, right price, and right time. First, the right companies are defined as those that have solid assets with manageable debt levels in good industries. Secondly,we seek to buy these companies at the right price.To determine the right price,we carefully evaluate the potential upside reward as well as the potential downside risk in order to arrive at a reward/risk profile for every company considered. Lastly,we seek to buy these companies at the right time, which is typically when the prevailing market sentiment is low.We believe buying securities of a company when the prevailing sentiment is low allows us to limit the potential downside risk and allows us to participate in the potential upside price appreciation if the business fundamentals of the company improve. We consider selling a security when it appreciates to our target price without changes to the fundamentals of the underlying company,when the fundamentals deteriorate, when the security is forced out of the portfolio by a better idea, or when sentiment improves significantly.We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
CURRENCY HEDGING RISK. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
VALUE STYLE INVESTMENT RISK. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                             MID CAP DISCIPLINED FUND SUMMARY 17

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

               CALENDAR YEAR TOTAL RETURNS FOR THE ADMINISTRATOR CLASS/1/
                                  AS OF 12/31 EACH YEAR
 2000         2001         2002        2003        2004       2005        2006       2007      2008       2009
22.80%       12.41%       -11.78%     40.66%      21.18%      8.03%      18.47%      -4.70%    -29.95%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09                              1 YEAR       5 YEAR       10 YEARS
 ADMINISTRATOR CLASS Returns Before           %            %            %
  Taxes
 ADMINISTRATOR CLASS Returns After            %            %            %
  Taxes on Distributions/2/
 ADMINISTRATOR CLASS Returns After            %            %            %
  Taxes on Distributions and Sale of
  Fund Shares/2/
 RUSSELL MIDCAP (Reg. TM) VALUE INDEX         %            %            %
  (reflects no deduction for expenses or
  taxes)

1 Administrator Class shares incepted on April 11, 2005.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

 18 MID CAP DISCIPLINED FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER     PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital   JAMES TRINGAS, CFA, CPA, Co-Portfolio Manager / 2009
 Management      BRYANT VANCRONKHITE, CFA, CPA, Portfolio Manager / 2009
 Incorporated

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.
For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

                                             MID CAP DISCIPLINED FUND SUMMARY 19

MID CAP GROWTH FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Mid Cap Growth Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES (fees paid directly
  from your investments)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

           ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the
              value of your investment)
  Management Fees                                  %
  Distribution (12b-1) Fees                        %
  Other Expenses/1/                                %
  Acquired Fund Fees and Expenses                  %
  TOTAL ANNUAL FUND OPERATING                      %
  EXPENSES/2/
  Fee Waivers                                      %
  NET ANNUAL FUND OPERATING EXPENSES/3/            %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to maintain the Funds' net operating expense ratio, excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 1.15%. After this date, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions; and the Fund's operating expenses remain the same.

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 20 MID CAP GROWTH FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of medium-capitalization companies that we believe have above-average growth potential.We define medium-capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap (Reg. TM) Index, which was $12.2 billion as of May 30, 2009, and is expected to change frequently. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We focus our investment strategy on identifying and investing in medium-capitalization companies that we believe continue to provide consistent growth potential.We build the Fund's portfolio from the bottom-up selecting medium-capitalization companies that we consider to have successful business plans.We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio.We use a variety of criteria specific to a given portfolio security to determine when we may potentially sell such security so that we avoid reacting to pressure caused by volatility in the broad mid cap market. Such criteria may include a security reaching our target price,(potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines).We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
GROWTH STYLE INVESTMENT RISK. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                                  MID CAP GROWTH FUND SUMMARY 21

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                CALENDAR YEAR TOTAL RETURNS FOR THE ADMINISTRATOR CLASS/1/
                                  AS OF 12/31 EACH YEAR
 2000        2001       2002         2003        2004         2005       2006        2007        2008       2009
14.60%      -23.94%      -28.55%     38.07%      21.49%       5.64%      13.93%      18.89%      -45.03%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09                              1 YEAR       5 YEARS       10 YEARS
 ADMINISTRATOR CLASS Returns Before           %            %             %
  Taxes
 ADMINISTRATOR CLASS Returns After            %            %             %
  Taxes on Distributions/2/
 ADMINISTRATOR CLASS Returns After            %            %             %
  Taxes on Distributions and Sale of
  Fund Shares/2/
 RUSSELL MIDCAP (Reg. TM) GROWTH INDEX        %            %             %
  (reflects no deduction for expenses or
  taxes)

1 Administrator Class shares incepted on March 31, 2008.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

 22 MID CAP GROWTH FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER     PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital   JEROME "CAM" PHILPOTT, CFA, Portfolio Manager / 2001
 Management      STUART ROBERTS, Portfolio Manager / 2001
 Incorporated

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.
For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

                                                  MID CAP GROWTH FUND SUMMARY 23

OPPORTUNITY FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Opportunity Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES (fees paid directly
  from your investments)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

           ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the
              value of your investment)
  Management Fees                                  %
  Distribution (12b-1) Fees                        %
  Other Expenses/1/                                %
  Acquired Fund Fees and Expenses                  %
  TOTAL ANNUAL FUND OPERATING                      %
  EXPENSES/2/
  Fee Waivers                                      %
  NET ANNUAL FUND OPERATING EXPENSES/3/            %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 1.04%. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions; and the Fund's operating expenses remain the same.

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 24 OPPORTUNITY FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of medium-capitalization companies, which we define as those within the range of market capitalizations of companies in the Russell Midcap (Reg. TM) Index.The range of the Russell Midcap (Reg. TM) Index was $829 million to $12.2 billion as of May 30, 2009, and is expected to change frequently. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts.However, under normal circumstances,we will not engage in extensive foreign currency hedging.
We invest in equity securities of medium-capitalization companies that we believe are underpriced yet have attractive growth prospects. Our analysis is based on the determination of a company's "private market value,"which is the price an investor would be willing to pay for the entire company.We determine a company's private market value based upon several types of analysis.We carry out a fundamental analysis of a company's cash flows, asset valuations, competitive situation and industry specific factors.We also gauge the company's management strength, financial health, and growth potential in determining a company's private market value.We place an emphasis on a company's management, even meeting with management in certain situations. Finally,we focus on the long-term strategic direction of a company.We then compare the private market value as determined by these factors to the company's public market capitalization, and invest in the equity securities of those companies where we believe there is a significant gap between the two.
We may sell an investment when its market price no longer compares favorably with the company's private market value. In addition,we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.

PRINCIPAL INVESTMENT RISKS
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
CURRENCY HEDGING RISK. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                                     OPPORTUNITY FUND SUMMARY 25

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

               CALENDAR YEAR TOTAL RETURNS FOR THE ADMINISTRATOR CLASS/1/
                                  AS OF 12/31 EACH YEAR
2000         2001         2002        2003        2004        2005        2006       2007     2008       2009
8.57%        -4.80%      -26.88%     37.77%      17.86%       7.40%      12.12%      5.29%    -40.21%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09                              1 YEAR       5 YEARS       10 YEARS
 ADMINISTRATOR CLASS Returns Before           %            %             %
  Taxes
 ADMINISTRATOR CLASS Returns After            %            %             %
  Taxes on Distributions/2/
 ADMINISTRATOR CLASS Returns After            %            %             %
  Taxes on Distributions and Sale of
  Fund Shares/2/
 RUSSELL MIDCAP (Reg. TM) INDEX               %            %             %
(reflects no deduction for expenses or
  taxes)

1 Administrator Class shares incepted on August 30, 2002.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

 26 OPPORTUNITY FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER      PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital    ANN M. MILETTI, Lead Portfolio Manager / 2005
 Management
 Incorporated

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.
For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

                                                     OPPORTUNITY FUND SUMMARY 27

SMALL CAP DISCIPLINED FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Small Cap Disciplined Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES (fees paid directly
  from your investments)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

           ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the
             value of your investment)
  Management Fees                                 %
  Distribution (12b-1) Fees                       %
  Other Expenses/1/                               %
  Acquired Fund Fees and Expenses                 %
  TOTAL ANNUAL FUND OPERATING                     %
  EXPENSES/2/
  Fee Waivers                                     %
  NET ANNUAL FUND OPEARING EXPENSES/3/            %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 1.20%. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions; and the Fund's operating expenses remain the same.

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 28 SMALL CAP DISCIPLINED FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in small-capitalization companies that we believe are undervalued relative to the market based on discounted cash flows, earnings and asset value.We define small-capitalization companies as companies whose market capitalizations are substantially similar to those of companies in the Russell 2500TM Index. The range of the Russell 2500TM Index was $78 million to $3.9 billion, as of May 30, 2009, and is expected to change frequently.We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek to take advantage of opportunities in the market created by investors who primarily focus on the short-term prospects of companies. To identify these opportunities,we follow a bottom-up investment process that focuses on three key elements - right company, right price, and right time. First, the right companies are defined as those that have solid assets with manageable debt levels in good industries. Secondly,we seek to buy these companies at the right price. To determine the right price,we carefully evaluate the potential upside reward as well as the potential downside risk in order to arrive at a reward/risk profile for every company considered. Lastly,we seek to buy these companies at the right time, which is typically when the prevailing market sentiment is low.We believe buying securities of a company when the prevailing sentiment is low allows us to limit the potential downside risk and allows us to participate in the potential upside price appreciation if the business fundamentals of the company improve. We consider selling a security when it appreciates to our target price without changes to the fundamentals of the underlying company,when the fundamentals deteriorate,when the security is forced out of the portfolio by a better idea, or when sentiment improves significantly. We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
CURRENCY HEDGING RISK. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
VALUE STYLE INVESTMENT RISK. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                           SMALL CAP DISCIPLINED FUND SUMMARY 29

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

             CALENDAR YEAR TOTAL RETURNS FOR THE ADMINISTRATOR CLASS/1/
                               AS OF 12/31 EACH YEAR
 2003          2004        2005        2006       2007      2008       2009
62.53%        27.04%       -0.34%     18.89%      -4.53%    -34.15%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09                             1 YEAR       5 YEARS       LIFE OF FUND/1/
 ADMINISTRATOR CLASS Returns Before          %             %              %
  Taxes
 ADMINISTRATOR CLASS Returns After           %             %              %
  Taxes on Distributions/2/
 ADMINISTRATOR CLASSReturns After Taxes      %             %              %
  on Distributions and Sale of
  Fund Shares/2/
 RUSSELL 2000 (Reg. TM) VALUE INDEX          %             %              %
  (reflects no deduction for expenses or
  taxes)

1 Administrator Class shares incepted on April 11, 2005. Returns for the
  Administrator Class shares and Index shown in the Life of Fund column are as of the Fund inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

 30 SMALL CAP DISCIPLINED FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER     PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital   JAMES TRINGAS, CFA, CPA, Co-Portfolio Manager / 2009
 Management      BRYANT VANCRONKHITE, CFA, CPA, Portfolio Manager / 2009
 Incorporated

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.
For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

                                           SMALL CAP DISCIPLINED FUND SUMMARY 31

SMALL CAP GROWTH FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Small Cap Growth Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES (fees paid directly
  from your investments)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

           ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the
              value of your investment)
  Management Fees                                  %
  Distribution (12b-1) Fees                        %
  Other Expenses/1/                                %
  Acquired Fund Fees and Expenses                  %
  TOTAL ANNUAL FUND OPERATING                      %
  EXPENSES/2/
  Fee Waivers                                      %
  NET ANNUAL FUND OPERATING EXPENSES/3/            %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 1.20%. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions; and the Fund's operating expenses remain the same.

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 32 SMALL CAP GROWTH FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of small-capitalization companies that we believe have above-average growth potential.We define small-capitalization companies as those with market capitalizations at the time of purchase of less than $2 billion. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We focus our investment strategy on identifying and investing in rapidly growing small-capitalization companies that are in an early or transitional stage of their development, before their potential is discovered by the market. We build the Fund's portfolio by selecting companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio. We use a variety of criteria specific to a portfolio security to determine when we may potentially sell such security to avoid reacting to pressure caused by volatility in the broad small cap market. Such criteria may include a security reaching our target price (potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines).We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
GROWTH STYLE INVESTMENT RISK. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                                SMALL CAP GROWTH FUND SUMMARY 33

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

          CALENDAR YEAR TOTAL RETURNS FOR THE ADMINISTRATOR CLASS/1/
                            AS OF 12/31 EACH YEAR
  2000        2001         2002        2003        2004       2005        2006       2007      2008       2009
-25.14%      -12.65%      -29.51%     48.02%      13.80%      6.30%      22.59%      13.69%    -39.73%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09                              1 YEAR       5 YEARS       10 YEARS
 ADMINISTRATOR CLASS Returns Before           %            %             %
  Taxes
 ADMINISTRATOR CLASS Returns After            %            %             %
  Taxes on Distributions/2/
 ADMINISTRATOR CLASS Returns After            %            %             %
  Taxes on Distributions and Sale of
  Fund Shares/2/
 RUSSELL 2000 (Reg. TM) GROWTH INDEX          %            %             %
  (reflects no deduction for expenses or
  taxes)

1 Administrator Class shares incepted on June 9, 2003.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

 34 SMALL CAP GROWTH FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER     PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital   JEROME "CAM" PHILPOTT, CFA, Portfolio Manager / 1993
 Management      STUART ROBERTS, Portfolio Manager / 1990
 Incorporated

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.
For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

                                                SMALL CAP GROWTH FUND SUMMARY 35

SMALL CAP OPPORTUNITIES FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Small Cap Opportunities Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES (fees paid directly
  from your investments)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

           ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the
              value of your investment)
  Management Fees                                  %
  Distribution (12b-1) Fees                        %
  Other Expenses/1/                                %
  Acquired Fund Fees and Expenses                  %
  TOTAL ANNUAL FUND OPERATING                      %
  EXPENSES/2/
  Fee Waivers                                      %
  NET ANNUAL FUND OPERATING EXPENSES/3/            %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that Funds' net operating expenses , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 1.20%. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions; and the Fund's operating expenses remain the same.

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 36 SMALL CAP OPPORTUNITIES FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of small-capitalization companies which we define as securities of companies with market capitalizations of $3 billion or less. This includes common stocks, securities convertible into common stocks and, subject to special limitations, rights or warrants to subscribe for or purchase common stocks. We also may invest to a limited degree in non-convertible debt securities and preferred stocks. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We actively manage a diversified portfolio of securities of companies that we believe can generate above-average earnings growth and reasonable valuations relative to the company's historical position and competitive peer group.We use a bottom-up fundamental researchdriven process in our stock selection. In selecting securities for the Fund,we seek to identify companies that either are rapidly growing (usually with relatively short operating histories) or emerging from a period of dramatic change.These changes may involve a sharp increase in earnings, the hiring of new management or other measures taken to narrow the gap between share price and takeover/asset value.
We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity, or when a company's fundamentals change (product failure, change in management, margin compression and/or change to the competitive landscape). We will also consider selling a stock if the stock's price target has been met.

PRINCIPAL INVESTMENT RISKS
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                         SMALL CAP OPPORTUNITIES FUND SUMMARY 37

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

               CALENDAR YEAR TOTAL RETURNS FOR THE ADMINISTRATOR CLASS/1/
                                  AS OF 12/31 EACH YEAR
 2000         2001         2002        2003        2004       2005        2006       2007      2008       2009
30.91%       12.94%       -18.94%     36.89%      25.83%      6.36%      21.79%      11.07%    -32.23%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09                              1 YEAR       5 YEAR       10 YEARS
 ADMINISTRATOR CLASS Returns Before           %            %            %
  Taxes
 ADMINISTRATOR CLASS Returns After            %            %            %
  Taxes on Distributions/2/
 ADMINISTRATOR CLASS Returns After            %            %            %
  Taxes on Distributions and Sale of
  Fund Shares/2/
 RUSSELL 2000 (Reg. TM) INDEX (reflects       %            %            %
  no deduction for expenses or taxes)

1 Administrator Class shares incepted on August 1, 1993. Prior to April 11,
  2005, the Administrator Class was named the Institutional Class.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

 38 SMALL CAP OPPORTUNITIES FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER           PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Schroder Investment   JENNY B. JONES, Portfolio Manager / 2003
 Management North
 America Inc.

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.
For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

                                         SMALL CAP OPPORTUNITIES FUND SUMMARY 39

SMALL/MID CAP VALUE FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Small/Mid Cap Value Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES (fees paid directly
  from your investments)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

           ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the
              value of your investment)
  Management Fees                                  %
  Distribution (12b-1) Fees                        %
  Other Expenses/1/                                %
  TOTAL ANNUAL FUND OPERATING                      %
  EXPENSES/2/
  Fee Waivers                                      %
  NET ANNUAL FUND OPERATING EXPENSES/3/            %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has contractually committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions; and the Fund's operating expenses remain the same.

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 40 SMALL/MID CAP VALUE FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of small-and medium capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index.The market capitalization range of the Russell 2500TM Index was $78 million to $3.9 billion, as of May 30, 2009, and is expected to change frequently.We may also invest in equity securities of foreign issuers through ADRs and similar investments.As a hedging strategy, the Fund may write put and call options,meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future.Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small- and medium-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations.We believe the combination of buying the securities of undervalued small and medium capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

PRINCIPAL INVESTMENT RISKS
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
CURRENCY HEDGING RISK. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
VALUE STYLE INVESTMENT RISK. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                             SMALL/MID CAP VALUE FUND SUMMARY 41

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

               CALENDAR YEAR TOTAL RETURNS FOR THE ADMINISTRATOR CLASS/1/
                                 AS OF 12/31 EACH YEAR
 2003          2004        2005        2006       2007      2008       2009
58.44%        19.37%      13.62%      13.91%      -0.67%    -43.74%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09                           1 YEAR       5 YEARS       LIFE OF FUND/1/
 ADMINISTRATOR CLASS Returns Before        %             %              %
  Taxes
 ADMINISTRATOR CLASS Returns After         %             %              %
  Taxes on Distributions/2/
 ADMINISTRATOR CLASS Returns After         %             %              %
  Taxes on Distributions and Sale of
  Fund Shares/2/
 RUSSELL 2500TM VALUE INDEX (reflects      %             %              %
  no deduction for expenses or
  taxes)

1 Administrator Class shares incepted on April 11, 2005. Returns for the
  Administrator Class shares and Index shown in the Life of Fund column are as of the Fund inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

 42 SMALL/MID CAP VALUE FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER     PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital   ERIK C. ASTHEIMER, Senior Research Analyst & Co-Portfolio Manager / 2008
 Management      I. CHARLES RINALDI, Senior Portfolio Manager / 1997
 Incorporated    MICHAEL SCHNEIDER, CFA, Senior Research Analyst & Co-Portfolio Manager / 2008

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING FUND SHARES
TRANSACTION POLICIES
Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees. For more information about buying and selling shares, including investing through financial intermediaries, ask your financial professional or see "How To Buy Shares" and "How to Sell Shares" beginning on pages [x] and [y] of the Prospectus.

 INSTITUTIONS PURCHASING                                                       TO PLACE ORDERS OR REDEEM
 FUND SHARES                    INSTITUTIONS SELLING FUND SHARES               SHARES
------------------------------- ---------------------------------------------- --------------------------
 OPENING AN ACCOUNT             REDEMPTION INFORMATION                         MAIL: WELLS FARGO ADVANTAGE FUNDS
 Institutions which currently   Administrator Class shares must be redeemed    P.O. Box 8266
 have another account with      according to the terms of your customer        Boston, MA 02266-8266
 WELLS FARGO ADVANTAGE FUNDS    account with your financial intermediary.      INTERNET:www.wellsfargo.com/
 may open an account by         See HOW TO SELL SHARES beginning on page [x]   advantagefunds
 phone or internet. If the      of the Prospectus                              PHONE OR WIRE: 1-800-222-8222 or
 institution does not have an                                                  1-800-368-7550
 account, contact your                                                         IN PERSON: Investor Center
 investment representative.                                                    100 Heritage Reserve
 FOR MORE INFORMATION                                                          Menomonee Falls,Wisconsin 53051.
 See HOW TO BUY SHARES
 beginning on page [x] of the                                                  CONTACT YOUR INVESTMENT
 Prospectus                                                                    REPRESENTATIVE.

TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. See "Taxes" on page [X] of the Prospectus.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                 SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING FUND SHARES 43

KEY FUND INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about certain Funds within the WELLS FARGO ADVANTAGE FUNDS (Reg. TM) family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-advisers, or the portfolio managers. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS AND PRINCIPAL INVESTMENT STRATEGIES The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

o  what the Fund is trying to achieve;

o  how we intend to invest your money; and

o what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Funds, except for the Discovery Fund, the Enterprise Fund and Opportunity Fund, concerning "80% of the Funds' net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

--------------------------------------------------------------------------------
MASTER/GATEWAY (Reg. TM)/ /STRUCTURE
At the discretion of the Board of Trustees, the Mid Cap Growth Fund has the potential of becoming a gateway fund in a MASTER/GATEWAY structure. This structure is more commonly known as a master/feeder structure. In this structure, a gateway or feeder fund invests substantially all of its assets in one or more master portfolios or other Funds of WELLS FARGO ADVANTAGE FUNDS to achieve its investment objective. Multiple gateway funds investing in the same master portfolio or Fund can enhance their investment opportunities and reduce their expense ratios by sharing the costs and benefits of a larger pool of assets. References to the investment activities of a gateway fund are intended to refer to the investment activities of the master portfolio(s) in which it invests. Master portfolios offer their shares to multiple gateway funds and other master portfolios rather than directly to the public, and the services provided and the fees charged to a gateway fund are in addition to and not duplicative of the services provided and fees charged to the master portfolios.

 44 KEY FUND INFORMATION

C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Cooke & Bieler, L.P.

PORTFOLIO MANAGERS
Kermit S. Eck, CFA
Daren C. Heitman, CFA
Steve Lyons, CFA
Michael M. Meyer, CFA
Edward W. O'Connor, CFA
R. James O'Neil, CFA
Mehul Trivedi, CFA

FUND INCEPTION:
02/18/1998
ADMINISTRATOR CLASS:
Ticker: CBMIX
Fund Number: 1861

INVESTMENT OBJECTIVE
The C&B Mid Cap Value Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of mid-capitalization companies.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of mid-capitalization companies, which we define as securities of companies with market capitalizations ranging from $500 million to $10 billion. We manage a relatively focused portfolio of 30 to 50 companies that enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We select securities for the portfolio based on an analysis of a company's financial characteristics and an assessment of the quality of a company's management. In selecting a company, we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company's top management, customers and suppliers. We believe our assessment of business quality and emphasis on valuation will protect the portfolio's assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                       C&B MID CAP VALUE FUND 45

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Derivatives Risk
   o Issuer Risk
   o Leverage Risk
   o Liquidity Risk

   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk
   o Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 46 C&B MID CAP VALUE FUND

DISCOVERY FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
James M. Leach, CFA
Thomas J. Pence, CFA

FUND INCEPTION:
12/31/1987
ADMINISTRATOR CLASS:
Ticker: WFDDX
Fund Number: 3703

INVESTMENT OBJECTIVE
The Discovery Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's total assets in equity securities of small- and medium- capitalization companies; and

o up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest in equity securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth. We define small- and medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap (Reg. TM) Index, which was $12.2 billion as of May 30, 2009, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. We typically use a discounted cash flow model to assess a firm's intrinsic value in order to set price objectives. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (I.E. our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity. We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                               DISCOVERY FUND 47

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Growth Style Investment Risk
   o Issuer Risk

   o Leverage Risk
   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 48 DISCOVERY FUND

ENTERPRISE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
James M. Leach, CFA
Thomas J. Pence, CFA

FUND INCEPTION:
09/30/1998
ADMINISTRATOR CLASS:
Ticker: SEPKX
Fund Number: 3612

INVESTMENT OBJECTIVE
The Enterprise Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of medium-capitalization companies; and

o up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest in equity securities of companies of any size, although we invest principally in the equity securities of medium-capitalization companies. We define medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap (Reg. TM) Index, which was $12.2 billion as of May 30, 2009, and is expected to change frequently. We may also invest in foreign securities through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. We typically use a discounted cash flow model to assess a firm's intrinsic value in order to set price objectives. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (I.E., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity. We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                              ENTERPRISE FUND 49

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Growth Style Investment Risk
   o Issuer Risk

   o Leverage Risk
   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 50 ENTERPRISE FUND

MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
James M. Tringas, CFA, CPA
Bryant VanCronkhite, CFA, CPA

FUND INCEPTION:
12/31/1998
ADMINISTRATOR CLASS:
Ticker: WFMDX
Fund Number: 3704

INVESTMENT OBJECTIVE
The Mid Cap Disciplined Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of medium-capitalization companies; and

o up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of medium-capitalization companies which we define as securities of companies with market capitalizations within the range of the Russell Midcap (Reg. TM) Index. The market capitalization range of the Russell Midcap Index (Reg. TM) was $829 million to $12.2 billion, as of May 30, 2009, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We seek to take advantage of opportunities in the market created by investors who primarily focus on the short-term prospects of companies. To identify these opportunities, we follow a bottom-up investment process that focuses on three key elements - right company, right price, and right time. First, the right companies are defined as those that have solid assets with manageable debt levels in good industries. Secondly, we seek to buy these companies at the right price. To determine the right price, we carefully evaluate the potential upside reward as well as the potential downside risk in order to arrive at a reward/risk profile for every company considered. Lastly, we seek to buy these companies at the right time, which is typically when the prevailing market sentiment is low. We believe buying securities of a company when the prevailing sentiment is low allows us to limit the potential downside risk and allows us to participate in the potential upside price appreciation if the business fundamentals of the company improve. We consider selling a security when it appreciates to our target price without changes to the fundamentals of the underlying company, when the fundamentals deteriorate, when the security is forced out of the portfolio by a better idea, or when sentiment improves significantly. We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                     MID CAP DISCIPLINED FUND 51

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Currency Hedging Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk
   o Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 52 MID CAP DISCIPLINED FUND

MID CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Jerome "Cam" Philpott, CFA
Stuart Roberts

FUND INCEPTION:
12/30/1994
ADMINISTRATOR CLASS:
Ticker: WMCGX
Fund Number: 3719

INVESTMENT OBJECTIVE
The Mid Cap Growth Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of medium-capitalization companies.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of medium-capitalization companies that we believe have above-average growth potential. We define medium-capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap (Reg. TM) Index, which was $12.2 billion as of May 30, 2009, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We focus our investment strategy on identifying and investing in medium-capitalization companies that we believe continue to provide consistent growth potential. We build the Fund's portfolio from the bottom-up selecting medium-capitalization companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio. We use a variety of criteria specific to a given portfolio security to determine when we may potentially sell such security so that we avoid reacting to pressure caused by volatility in the broad mid cap market. Such criteria may include a security reaching our target price,(potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines). We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                          MID CAP GROWTH FUND 53

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Growth Style Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 54 MID CAP GROWTH FUND

OPPORTUNITY FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
Ann M. Miletti

FUND INCEPTION:
12/31/1985
ADMINISTRATOR CLASS:
Ticker: WOFDX
Fund Number: 3606

INVESTMENT OBJECTIVE
The Opportunity Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o  at least 80% of the Fund's total assets in equity securities; and

o up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of medium-capitalization companies, which we define as those within the range of market capitalizations of companies in the Russell Midcap (Reg. TM) Index. The range of the Russell
Midcap (Reg. TM) Index was $829 million to $12.2 billion as of May 30, 2009, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

We invest in equity securities of medium-capitalization companies that we believe are under-priced yet have attractive growth prospects. Our analysis is based on the determination of a company's "private market value," which is the price an investor would be willing to pay for the entire company. We determine a company's private market value based upon several types of analysis. We carry out a fundamental analysis of a company's cash flows, asset valuations, competitive situation and industry specific factors. We also gauge the company's management strength, financial health, and growth potential in determining a company's private market value. We place an emphasis on a company's management, even meeting with management in certain situations. Finally, we focus on the long-term strategic direction of a company. We then compare the private market value as determined by these factors to the company's public market capitalization, and invest in the equity securities of those companies where we believe there is a significant gap between the two.

We may sell an investment when its market price no longer compares favorably with the company's private market value. In addition, we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                             OPPORTUNITY FUND 55

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Currency Hedging Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 56 OPPORTUNITY FUND

SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
James M. Tringas, CFA, CPA
Bryant VanCronkhite, CFA, CPA

FUND INCEPTION:
03/28/2002
ADMINISTRATOR CLASS:
Ticker: WFSDX
Fund Number: 3705

INVESTMENT OBJECTIVE
The Small Cap Disciplined Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of small-capitalization companies; and

o up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in small-capitalization companies that we believe are undervalued relative to the market based on discounted cash flows, earnings and asset value. We define small-capitalization companies as companies whose market capitalizations are substantially similar to those of companies in the Russell 2500TM Index. The range of the Russell 2500TM Index was $78 million to $3.9 billion, as of May 30, 2009, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We seek to take advantage of opportunities in the market created by investors who primarily focus on the short-term prospects of companies. To identify these opportunities, we follow a bottom-up investment process that focuses on three key elements - right company, right price, and right time. First, the right companies are defined as those that have solid assets with manageable debt levels in good industries. Secondly, we seek to buy these companies at the right price. To determine the right price, we carefully evaluate the potential upside reward as well as the potential downside risk in order to arrive at a reward/risk profile for every company considered. Lastly, we seek to buy these companies at the right time, which is typically when the prevailing market sentiment is low. We believe buying securities of a company when the prevailing sentiment is low allows us to limit the potential downside risk and allows us to participate in the potential upside price appreciation if the business fundamentals of the company improve. We consider selling a security when it appreciates to our target price without changes to the fundamentals of the underlying company, when the fundamentals deteriorate, when the security is forced out of the portfolio by a better idea, or when sentiment improves significantly. We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                   SMALL CAP DISCIPLINED FUND 57

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Currency Hedging Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk
   o Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 58 SMALL CAP DISCIPLINED FUND

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Jerome "Cam" Philpott, CFA
Stuart Roberts

FUND INCEPTION:
07/13/1990
ADMINISTRATOR CLASS:
Ticker: WMNIX
Fund Number: 930
(THIS FUND IS CLOSED TO NEW INVESTORS.)

INVESTMENT OBJECTIVE
The Small Cap Growth Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of small-capitalization companies that we believe have above-average growth potential. We define small-capitalization companies as those with market capitalizations at the time of purchase of less than $2 billion. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We focus our investment strategy on identifying and investing in rapidly growing small-capitalization companies that are in an early or transitional stage of their development, before their potential is discovered by the market. We build the Fund's portfolio by selecting companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio. We use a variety of criteria specific to a portfolio security to determine when we may potentially sell such security to avoid reacting to pressure caused by volatility in the broad small cap market. Such criteria may include a security reaching our target price (potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines). We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                        SMALL CAP GROWTH FUND 59

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Growth Style Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 60 SMALL CAP GROWTH FUND

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Schroder Investment Management North America Inc.

PORTFOLIO MANAGER
Jenny B. Jones

FUND INCEPTION:
08/01/1993
ADMINISTRATOR CLASS:
Ticker: NVSOX
Fund Number: 84
(THIS FUND IS CLOSED TO NEW INVESTORS.)

INVESTMENT OBJECTIVE
The Small Cap Opportunities Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of small-capitalization companies which we define as securities of companies with market capitalizations of $3 billion or less. This includes common stocks, securities convertible into common stocks and, subject to special limitations, rights or warrants to subscribe for or purchase common stocks. We also may invest to a limited degree in non-convertible debt securities and preferred stocks. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We actively manage a diversified portfolio of securities of companies that we believe can generate above-average earnings growth and reasonable valuations relative to the company's historical position and competitive peer group. We use a bottom-up fundamental research-driven process in our stock selection. In selecting securities for the Fund, we seek to identify companies that either are rapidly growing (usually with relatively short operating histories) or emerging from a period of dramatic change. These changes may involve a sharp increase in earnings, the hiring of new management or other measures taken to narrow the gap between share price and takeover/asset value.

We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity, or when a company's fundamentals change (product failure, change in management, margin compression and/or change to the competitive landscape). We will also consider selling a stock if the stock's price target has been met.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                 SMALL CAP OPPORTUNITIES FUND 61

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Derivatives Risk
   o Issuer Risk
   o Leverage Risk
   o Liquidity Risk

   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 62 SMALL CAP OPPORTUNITIES FUND

SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
Erik C. Astheimer
I. Charles Rinaldi
Michael Schneider, CFA

FUND INCEPTION:
03/28/2002
ADMINISTRATOR CLASS:
Ticker: WWMDX
Fund Number: 3706

INVESTMENT OBJECTIVE
The Small/Mid Cap Value Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies; and

o up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of small-and medium capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was $78 million to $3.9 billion, as of May 30, 2009, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options,meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future.Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small- and medium-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small and medium capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                     SMALL/MID CAP VALUE FUND 63

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Currency Hedging Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk
   o Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 64 SMALL/MID CAP VALUE FUND

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

ACTIVE TRADING RISK           Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains, which are taxable to you as ordinary income when distributed by the Fund.

COUNTER-PARTY RISK            When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the
                              Fund is exposed to the risk that the other party will not fulfill its contractual obligation.
                              Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

CURRENCY HEDGING RISK         An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange. To manage currency exposure, a Fund may purchase currency futures or enter into forward currency contracts to "lock in" the U.S. dollar price of the security. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future price set at the time of the contract. Similar to a forward currency contract, currency futures contracts are standardized for the convenience of market participants and quoted on an exchange. To reduce the risk of one party to the contract defaulting, the accrued profit or loss from a futures contract is calculated and paid on a daily basis rather than on the maturity of the contract.

DERIVATIVES RISK              The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate.
                              For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 65

FOREIGN INVESTMENT RISK       Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

GROWTH STYLE INVESTMENT RISK  Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

ISSUER RISK                   The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

LEVERAGE RISK                 Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

LIQUIDITY RISK                A security may not be sold at the time desired or without adversely affecting the price.

MANAGEMENT RISK               We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

 66 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

MARKET RISK                   The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets.
                              The value or liquidity of a security may decline or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously.

REGULATORY RISK               Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

SMALLER COMPANY SECURITIES    Securities of companies with smaller market capitalizations tend to be more volatile and less
RISK                          liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

VALUE STYLE INVESTMENT RISK   Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 67

PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

A description of the WELLS FARGO ADVANTAGE FUNDS' policies and procedures with respect to disclosure of the WELLS FARGO ADVANTAGE FUNDS' portfolio holdings is available in the Funds' Statement of Additional Information and on the WELLS FARGO ADVANTAGE FUNDS' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

 68 PORTFOLIO HOLDINGS INFORMATION

ORGANIZATION AND MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

THE INVESTMENT ADVISER
Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds' semi-annual report for the fiscal half-year ended April 30, 2009.

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

THE SUB-ADVISERS AND PORTFOLIO MANAGERS
The following sub-advisers and portfolio managers perform day-to-day investment management activities for the Funds. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 69

--------------------------------------------------------------------------------
WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Discovery, Enterprise, Mid Cap Disciplined, Opportunity, Small Cap Disciplined, Small Cap Growth and Small/Mid Cap Value Funds. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of these Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

ERIK C. ASTHEIMER            Mr. Astheimer is jointly responsible for managing the Small/Mid Cap Value Fund, which
Small/Mid Cap Value Fund     he has managed since 2008. Mr. Astheimer serves as a senior research analyst and co-portfolio manager for the Value Equity team at Wells Capital Management. Prior to joining Wells Capital Management, Mr. Astheimer served as senior analyst at Strong
                             Capital Management Inc.(SCM), which he joined in 2004. Prior to SCM, he worked at
                             Gabelli & Co. as a research analyst. Before that, he was a financial analyst at Salomon
                             Smith Barney in their investment banking department. During his final year with the firm, his assignments were undertaken in the Asia-Pacific region. Education: B.A.,
                             Finance, Duquesne University.
JAMES M. LEACH, CFA          Mr. Leach is jointly responsible for managing the Discovery Fund, which he has
Discovery Fund               managed since 2003, and the Enterprise Fund, which he has managed since 2007. Mr.
Enterprise Fund              Leach joined Wells Capital Management in 2005 as a portfolio manager. Prior to joining
                             Wells Capital Management, he was a portfolio manager at Strong Capital Management,
                             Inc. since October 2000. Education: B.S., Mechanical Engineering, University of
                             California at Santa Barbara; M.B.A., Finance, New York University-Stern School of
                             Business.
ANN M. MILETTI               As Lead Portfolio Manager for the Opportunity Fund, Ms. Miletti is responsible for
Opportunity Fund             managing the Opportunity Fund, with principal responsibility for the day-to-day management and decision making for the Opportunity Fund. She had previously jointly managed the Opportunity Fund and its predecessor fund as Co-Portfolio
                             Manager with Richard T. Weiss from 2001 until 2008. Ms. Miletti joined Wells Capital
                             Management in 2005 as a portfolio manager. Prior to joining Wells Capital
                             Management, she was with Strong Capital Management, Inc. since 1991. From August
                             1998 to September 2001, Ms. Miletti was an associate manager of equity accounts.
                             Education: B.A., Education, University of Wisconsin.
THOMAS J. PENCE, CFA         Mr. Pence is jointly responsible for managing the Discovery Fund, which he has
Discovery Fund               managed since 2001, and the Enterprise Fund, which he has managed since 2000. Mr.
Enterprise Fund              Pence joined Wells Capital Management in 2005 as a portfolio manager. Prior to joining
                             Wells Capital Management, he was a portfolio manager at Strong Capital Management,
                             Inc. since October 2000. Education: B.S., Business, Indiana University; M.B.A., Finance,
                             University of Notre Dame.
JEROME "CAM" PHILPOTT, CFA   Mr. Philpott is jointly responsible for managing the Mid Cap Growth Fund, which he has
Mid Cap Growth Fund          managed since 2001, and the Small Cap Growth Fund, which he has managed, along
Small Cap Growth Fund        with its predecessor fund, since 1993. He joined Wells Capital Management in 2003 as a portfolio manager. Prior to joining Wells Capital Management, Mr. Philpott was a portfolio manager with Montgomery Asset Management, which he joined in 1991 as an analyst for the Small Cap Equity team. Education: B.A., Economics, Washington and
                             Lee University; M.B.A., Darden School - University of Virginia.

 70 ORGANIZATION AND MANAGEMENT OF THE FUNDS

I. CHARLES RINALDI           Mr. Rinaldi is responsible for managing the Small/Mid Cap Value Fund, which he has
Small/Mid Cap Value Fund     managed, along with its predecessor fund, since 1997. Mr. Rinaldi joined Wells Capital
                             Management in 2005 as senior portfolio manager responsible for day-to-day management of its small value and small/mid cap value strategies. Prior to joining
                             Wells Capital Management, he was a portfolio manager with Strong Capital
                             Management, Inc. since 1997. Education: B.A., Biology, St. Michael's College; M.B.A.,
                             Finance, Babson College.
STUART ROBERTS               Mr. Roberts is jointly responsible for managing the Mid Cap Growth Fund, which he has
Mid Cap Growth Fund          managed since 2001, and the Small Cap Growth Fund, which he has managed, along
Small Cap Growth Fund        with its predecessor, since its inception in 1990. Mr. Roberts joined Wells Capital
                             Management in 2003 as a portfolio manager. Prior to joining Wells Capital
                             Management, he was a senior portfolio manager with Montgomery Asset
                             Management (Montgomery) for the Small Cap Growth Fund. In 2001, he became a co-portfolio manager for the Mid Cap Growth Fund. Prior to joining Montgomery, Mr.
                             Roberts was vice president and portfolio manager at Founders Asset Management, where he was responsible for three separate growth oriented small-cap mutual funds.
                             Education: B.A., Economics, Bowdoin College; M.B.A., University of Colorado.
MICHAEL SCHNEIDER, CFA       Mr. Schneider is jointly responsible for managing the Small/Mid Cap Value Fund, which
Small/Mid Cap Value Fund     he has managed since 2008. Mr. Schneider serves as a senior research analyst and co-portfolio manager for the Value Equity team at Wells Capital Management. Prior to joining Wells Capital Management, Mr. Schneider worked as a research analyst at
                             Gabelli & Co., Standard & Poor's, and R.L Renck & Co., Inc. Education: B.S., Finance, St.
                             John's University; M.B.A., Business Administration, Columbia Business School.
JAMES M. TRINGAS, CFA, CPA   Mr. Tringas is jointly responsible for managing the Wells Fargo Advantage Small Cap
Mid Cap Disciplined Fund     Disciplined Fund and the Wells Fargo Advantage Mid Cap Disciplined Fund, both of
Small Cap Disciplined Fund   which he has managed since 2009, when he became a co-portfolio manager at Wells
                             Capital Management. Mr. Tringas is also Managing Director and Senior Portfolio
                             Manager with the Small Cap Value team of Evergreen Investment Management
                             Company's ("EIMC") Equity Management group. Mr. Tringas has been with EIMC or one of its predecessor firms since 1994. Mr. Tringas has been awarded the use of the
                             Chartered Financial Analyst (CFA) designation by the CFA Institute. He is also a Certified
                             Public Accountant; he received his CPA license from the State of Florida in 1991. He received both a Bachelor of Science (1988) and a Master of Science (1990) in
                             accounting from the University of Florida.
BRYANT VANCRONKHITE, CFA,    Bryant VanCronkhite is jointly responsible for managing the Mid Cap Disciplined and
CPA                          Small Cap Disciplined Funds, both of which he has managed since 2009, when he
Mid Cap Disciplined Fund     became a co-portfolio Manager with the Disciplined Value Equity Team at Wells Capital
Small Cap Disciplined Fund   Management. Prior to his current role, he was a senior research analyst on the
                             Disciplined Value Equity Team from 2004 to 2009. Prior to joining Wells Capital
                             Management, Mr. VanCronkhite was a mutual fund accountant for Strong Capital
                             Management. Education: B.S. and M.P.A. in Professional Accountancy, University of
                             Wisconsin - Whitewater.

--------------------------------------------------------------------------------
COOKE & BIELER, L.P. (Cooke & Bieler), a Pennsylvania limited partnership, is located at 1700 Market Street, Philadelphia, PA 19103. Cooke & Bieler is the sub-adviser for the C&B Mid Cap Value Fund. Accordingly, Cooke & Bieler is responsible for the day-to-day investment management activities of the C&B Mid Cap Value Fund. Cooke & Bieler is a registered investment adviser that provides investment management services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1951.

                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 71

The following portfolio managers work as a team, each having equal responsibility and accountability in managing the C&B Mid Cap Value Fund, with no limitations on their respective roles. Each portfolio manager's responsibilities include the generation of investment ideas as well as research and monitoring of stock valuation and performance. The impact of each portfolio manager's investment decisions on the overall portfolio is closely monitored by all portfolio managers on the team.

KERMIT S. ECK, CFA            Mr. Eck is jointly responsible for managing the C&B Mid Cap Value Fund, which he has
C&B Mid Cap Value Fund        managed, along with its predecessor, since 1998. Mr. Eck joined Cooke & Bieler in 1992 where he currently serves as a partner, portfolio manager and research analyst.
                              Education: B.S., Computer Science, Montana State University; M.B.A., Stanford
                              University.
DAREN C. HEITMAN, CFA         Mr. Heitman is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund        has managed since 2005. Mr. Heitman joined Cooke & Bieler in 2005, and currently serves as a partner, research analyst, and portfolio manager. Before joining Cooke &
                              Bieler, Mr. Heitman was with Schneider Capital Management as a senior analyst from
                              2000 until 2005. Education: B.S., Finance, Iowa State University; M.B.A., University of
                              Chicago.
STEVE LYONS, CFA              Mr. Lyons is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund        has managed since 2009. Mr. Lyons currently serves as a Principal Analyst and Portfolio
                              Manager. He has been with Cooke & Bieler since 2006. Prior to business school, Mr.
                              Lyons worked in the
                              investment services industry specializing in private equity and business valuation.
                              Education: B.S. Finance, Arizona State University; M.B.A., University of Chicago.
MICHAEL M. MEYER, CFA         Mr. Meyer is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund        has managed since 1998. Mr. Meyer joined Cooke & Bieler in 1993 where he is currently a partner, portfolio manager and research analyst. Education: B.A., Economics, Davidson
                              College; M.B.A., Wharton School of Business.
EDWARD W. O'CONNOR, CFA       Mr. O'Connor is jointly responsible for managing the C&B Mid Cap Value Fund, which
C&B Mid Cap Value Fund        he has managed since 2002. Mr. O'Connor joined Cooke & Bieler in 2002, where he is currently a partner, portfolio manager and research analyst. Prior to joining Cooke &
                              Bieler, Mr. O'Connor was with Cambiar Investors where he served as an equity analyst and portfolio manager and participated in Cambiar's 2001 management buyout.
                              Education: B.A., Economics and Philosophy, Colgate University; M.B.A., University of
                              Chicago.
R. JAMES O'NEIL, CFA          Mr. O'Neil is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund        has managed since 1998. Mr. O'Neil joined Cooke & Bieler in 1988 where he is currently a partner, portfolio manager and research analyst. Education: B.A., Economics, Colby
                              College; M.B.A., Harvard School of Business.
MEHUL TRIVEDI, CFA            Mr. Trivedi is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund        has managed since 1998. He joined Cooke & Bieler in 1998, where he is currently a partner, portfolio manager and research analyst. Education: B.A., International
                              Relations, University of Pennsylvania; B.S., Economics, Wharton School of Business;
                              M.B.A., Wharton School of Business.

--------------------------------------------------------------------------------
SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC.(Schroder), located at 875 Third Avenue, 22nd floor, New York, NY 10019, is the investment sub-adviser for the Small Cap Opportunities Fund and in this capacity is responsible for the day-to-day investment activities of the Fund. Schroder provides investment services to company retirement plans, foundations, endowments, trust companies and high net worth individuals.

 72 ORGANIZATION AND MANAGEMENT OF THE FUNDS

JENNY B. JONES                Ms. Jones is responsible for managing the Small Cap Opportunities Fund, which she
Small Cap Opportunities Fund  has managed since 2003. She joined Schroder in 2002. Prior to that time, she served as
                              Executive Director with Morgan Stanley, where she began in 1996, and was responsible for the management of several Small Cap and Small-Mid Special Value Funds.
                              Education: B.A., Yale University; M.B.A., Finance, New York University.

                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 73

DORMANT MULTI-MANAGER ARRANGEMENT
The Board has adopted a "multi-manager" arrangement for each Fund. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

 74 ORGANIZATION AND MANAGEMENT OF THE FUNDS

COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING PLAN
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

ADDITIONAL PAYMENTS TO DEALERS
In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the WELLS FARGO ADVANTAGE FUNDS website at www.wellsfargo.com/advantagefunds.

                     COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS 75

PRICING FUND SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange
(NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. Each Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

 76 PRICING FUND SHARES

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

o Employee benefit plan programs that have at least $10 million in plan assets;

o Broker-dealer managed account or wrap programs that charge an asset-based fee;

o Registered investment adviser mutual fund wrap programs that charge an asset-based fee;

o  Internal Revenue Code Section 529 college savings plan accounts;

o Fund of Funds including those advised by Funds Management (WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS/SM/);

o Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

o  Institutions who invest a minimum initial amount of $1 million in a Fund;
   and

o Under certain circumstances and for certain groups as detailed in the Funds' Statement of Additional Information.

 INSTITUTIONS PURCHASING    OPENING AN ACCOUNT                              ADDING TO AN ACCOUNT
                            ----------------------------------------------- --------------------------------------
 SHARES DIRECTLY
---------------------------
 By Telephone or Internet   A new account may not be opened by              To buy additional shares or to buy
---------------------------
                            telephone or internet unless the institution    shares in a new Fund:
                            has another Wells Fargo Advantage Fund          o Call Investor Services at
                            account. If the institution does not currently  1-800-222-8222 or have an account, contact your investment
                                                                            o Call 1-800-368-7550 for the
                            representative.
                            -----------------------------------------------
                                                                            automated phone system or
                                                                            o visit our Web site at
                                                                            www.wellsfargo.com/
                                                                            advantagefunds
                                                                            --------------------------------------
 By Wire                                                                    To buy additional shares, instruct
---------------------------
                            o Complete and sign the Administrator Class
                                                                            your bank or financial institution to
                            account application
                                                                            use the same wire instructions
                            o Call Investor Services at 1-800-222-8222 for
                                                                            shown to the left.
                                                                            --------------------------------------
                            faxing instructions
                            o Use the following wiring instructions:
                            State Street Bank & Trust
                            Boston, MA
                            Bank Routing Number: ABA 011000028
                            Wire Purchase Account: 9905-437-1
                            Attention: WELLS FARGO ADVANTAGE FUNDS
                            (Name of Fund, Account
                            Number )
                            Account Name: Provide your
                            name as registered on the
                            Fund account
                            -----------------------------------------------

                                                            HOW TO BUY SHARES 77

 INSTITUTIONS PURCHASING
                           OPENING AN ACCOUNT                             ADDING TO AN ACCOUNT
                           ---------------------------------------------- --------------------------------------
 SHARES DIRECTLY
----------------------------------------------------------------------------------------------------------------
 In Person                 Investors are welcome to visit the Investor    See instructions shown to the left.
--------------------------                                                -------------------------------------
                           Center in person to ask questions or conduct
                           any Fund transaction. The Investor Center is
                           located at 100 Heritage Reserve, Menomonee
                           Falls, Wisconsin 53051.
                           ----------------------------------------------
 Through Your Investment   Contact your investment representative.        Contact your investment
 Representative                                                           representative.

-------------------------- ---------------------------------------------- -------------------------------------

SPECIAL CONSIDERATIONS WHEN INVESTING THROUGH FINANCIAL INTERMEDIARIES:
If a financial intermediary purchases Administrator Class shares on your behalf, you should understand the following:

   o MINIMUM INVESTMENTS AND OTHER TERMS OF YOUR ACCOUNT. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

   o RECORDS ARE HELD IN FINANCIAL INTERMEDIARY'S NAME. Financial intermediaries are usually the holders of record for Administrator Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

   o PURCHASE/REDEMPTION ORDERS. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

   o SHAREHOLDER COMMUNICATIONS. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

   o U.S. DOLLARS ONLY. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

   o RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

   o EARNINGS DISTRIBUTIONS. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

 78 HOW TO BUY SHARES

HOW TO SELL SHARES
--------------------------------------------------------------------------------

Administrator Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

 INSTITUTIONS SELLING SHARES DIRECTLY    TO SELL SOME OR ALL OF YOUR SHARES
---------------------------------------- ---------------------------------------------------------------------
 By Telephone /                          o To speak with an investor services representative call
 Electronic Funds Transfer (EFT)         1-800-222-8222 or use the automated phone system at
----------------------------------------
                                         1-800-368-7550.
                                         o Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money
                                         market funds, and next day for all other WELLS FARGO ADVANTAGE
                                         FUNDS.
                                         o Transfers made to a Wells Fargo Bank account are made
                                         available sooner than transfers to an unaffiliated institution.
                                         o Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.
                                         NOTE: Telephone transactions such as redemption requests
                                         made over the phone generally require only one of the
                                         account owners to call unless you have instructed us
                                         otherwise.
                                         --------------
 By Wire                                 o To arrange for a Federal Funds wire, call 1-800-222-8222.
----------------------------------------
                                         o Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.
                                         o Redemption proceeds are usually wired to the financial
                                         intermediary the following business day.
                                         ---------------------------------------------------------------------
 By Internet                             Visit our Web site at www.wellsfargo.com/advantagefunds.
---------------------------------------- ---------------------------------------------------------------------
 In Person                               Investors are welcome to visit the Investor Center in person to ask
----------------------------------------
                                         questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls, Wisconsin
                                         53051.
                                         --------------
 Through Your Investment Representative  Contact your investment representative.

---------------------------------------- --------------

GENERAL NOTES FOR SELLING SHARES:

   o PROPER FORM. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

   o EARNINGS DISTRIBUTIONS. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

   o RIGHT TO DELAY PAYMENT. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments

                                                           HOW TO SELL SHARES 79
     coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks.
     Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.
     Such extraordinary circumstances are discussed further in the Statement of Additional Information.

   o REDEMPTION IN KIND. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

   o RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

 80 HOW TO SELL SHARES

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

o In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (I.E., a Fund not closed to new accounts).

o An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

o You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

o Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

o If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new
   Fund, unless your balance has fallen below that amount due to investment performance.

o Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This modified policy will not apply to:

o  Money market funds;

o  Ultra-short funds;

o  Purchases of shares through dividend reinvestments;

                                                       HOW TO EXCHANGE SHARES 81

o Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

o Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

o Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

o Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

o Purchases below $5,000 (including purchases that are part of an exchange transaction).

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management's analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plans and registered funds of funds.

 82 HOW TO EXCHANGE SHARES

ACCOUNT POLICIES
--------------------------------------------------------------------------------

ADVANCE NOTICE OF LARGE TRANSACTIONS
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

RETIREMENT ACCOUNTS
We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

o  Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

o  Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

SMALL ACCOUNT REDEMPTIONS
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

ELECTRONIC DELIVERY OF FUND DOCUMENTS
You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Funds' Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Funds' Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

                                                             ACCOUNT POLICIES 83

TRANSACTION AUTHORIZATIONS
Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor WELLS FARGO ADVANTAGE FUNDS will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

 84 ACCOUNT POLICIES

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Funds generally make distributions of any net investment income and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

TAXES
--------------------------------------------------------------------------------

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

                                                                        TAXES 85

ADDITIONAL PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

This section contains additional information regarding performance of the Funds. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

INDEX DESCRIPTIONS
The "Average Annual Total Returns" table in each Fund's Fund Summary compares the Fund's returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

RUSSELL 2000 (Reg. TM) INDEX           The Russell 2000 (Reg. TM) Index measures the performance of the 2,000 smallest companies in the Russell 3000 (Reg. TM) Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
RUSSELL 2000 GROWTH (Reg. TM) INDEX    The Russell 2000 (Reg. TM) Growth Index measures the performance of those Russell 2000
                                       (Reg. TM) companies with higher price-to-book ratios and higher forecasted growth values.
RUSSELL 2000 (Reg. TM) VALUE INDEX     The Russell 2000 (Reg. TM) Value Index measures the performance of those Russell 2000
                                       (Reg. TM) companies with lower price-to-book ratios and lower forecasted growth values.
RUSSELL 2500TM GROWTH INDEX            The Russell 2500TM Growth Index measures the performance of those Russell 2500TM companies with higher price-to-book ratios and higher forecasted growth values.
RUSSELL 2500TM VALUE INDEX             The Russell 2500TM Value Index measures the performance of those Russell 2500TM companies with lower price-to-book ratios and lower forecasted growth values.
RUSSELL MIDCAP (Reg. TM) INDEX         The Russell Midcap (Reg. TM) Index measures the performance of the 800 smallest companies in the Russell 1000 (Reg. TM) Index, which represent approximately 25% of the total market capitalization of the Russell 1000 (Reg. TM) Index.
RUSSELL MIDCAP (Reg. TM) GROWTH        The Russell Midcap (Reg. TM) Growth Index measures the performance of those Russell
INDEX                                  Midcap (Reg. TM) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 (Reg. TM) Growth Index.
RUSSELL MIDCAP (Reg. TM) VALUE INDEX   The Russell Midcap (Reg. TM) Value Index measures the performance of those Russell
                                       Midcap (Reg. TM) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 (Reg. TM) Value Index.

 86 ADDITIONAL PERFORMANCE INFORMATION

SHARE CLASS PERFORMANCE
The performance history of share classes of certain Funds is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

   o C&B MID CAP VALUE FUND - ADMINISTRATOR CLASS SHARES. Administrator Class shares incepted on July 26, 2004. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the unnamed share class of the C&B Mid Cap Value Portfolio, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class.

   o DISCOVERY FUND - ADMINISTRATOR CLASS SHARES. Administrator Class shares incepted on April 11, 2005. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Investor Class shares of the predecessor fund, Strong Discovery Fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares.

   o ENTERPRISE FUND - ADMINISTRATOR CLASS SHARES. Administrator Class shares incepted on August 30, 2002. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Investor Class shares of the Strong Enterprise Fund, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares.

   o MID CAP DISCIPLINED FUND - ADMINISTRATOR CLASS SHARES. Administrator
     Class shares incepted on April 11, 2005. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Investor Class shares of the Strong Mid Cap Disciplined Fund, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares.

   o MID CAP GROWTH FUND - ADMINISTRATOR CLASS SHARES. Administrator Class shares incepted on March 31, 2008. Performance shown reflects the performance of the Class A shares, which incepted on December 30, 1994, and includes sales charges and expenses that are not applicable to and are higher than those of the Administrator Class shares. Class A annual returns are substantially similar to what the Administrator Class annual returns would be because the shares are invested in the same portfolio of securities and differ only to the extent that the classes do not have the same sales charges and expenses.

   o OPPORTUNITY FUND - ADMINISTRATOR CLASS SHARES. Administrator Class shares incepted on August 30, 2002. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Investor Class shares of the Strong Opportunity Fund, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares.

   o SMALL CAP DISCIPLINED FUND - ADMINISTRATOR CLASS SHARES. Administrator Class shares incepted on April 11, 2005. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Investor Class shares of the Strong Small Company Value Fund, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares.The Investor Class shares of the predecessor fund incepted on March 28, 2002.

   o SMALL CAP GROWTH FUND - ADMINISTRATOR CLASS SHARES. Administrator Class shares incepted on June 9, 2003. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower.

   o SMALL CAP OPPORTUNITIES FUND - ADMINISTRATOR CLASS SHARES. Administrator Class shares incepted on August 1, 1993. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

                                           ADDITIONAL PERFORMANCE INFORMATION 87

   o SMALL/MID CAP VALUE FUND - ADMINISTRATOR CLASS SHARES. Administrator
     Class shares incepted on April 11, 2005. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Investor Class shares of the Strong Small/Mid Cap Value Fund, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. The Investor Class shares of the predecessor fund incepted on March 28, 2002. Returns for the Administrator Class shares and Index shown in the Life of Fund column are as of the Fund inception date.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. Each Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

 88 ADDITIONAL PERFORMANCE INFORMATION

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables are intended to help you understand each Fund's financial performance for the past 5 years (or for the life of a Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, a copy of which is available upon request.

                                                         FINANCIAL HIGHLIGHTS 89

C&B MID/CAP VALUE FUND
ADMINISTRATOR CLASS SHARES - COMMENCED ON JULY 26, 2004
For a share outstanding throughout each period

                                       OCT. 31,         OCT. 31,         OCT. 31,         OCT. 31,        OCT. 31,
 FOR THE PERIOD ENDED:                  2009             2008             2007             2006            2005
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                   $21.98            $23.93          $20.82          $18.90
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                          0.24/2/           0.08/2/         0.10/2/           (0.03)
  Net realized and unrealized
   gain (loss) on investments                             (6.62)             0.71            4.75            2.53
                                                      ---------         ---------       ---------        --------
  Total from investment
   operations                                             (6.38)             0.79            4.85            2.50
                                                      ---------         ---------       ---------        --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                      (0.10)            (0.08)          (0.00)           0.00
  Distributions from net
   realized gain                                          (4.11)            (2.66)          (1.74)          (0.58)
                                                      ---------         ---------       ---------        --------
  Total distributions                                     (4.21)            (2.74)          (1.74)          (0.58)
                                                      ---------         ---------       ---------        --------
 NET ASSET VALUE, END OF PERIOD                          $11.39            $21.98          $23.93          $20.82
                                                      =========         =========       =========        ========
 TOTAL RETURN/3/                                         (34.77)%            3.18%          24.79%          13.39%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                               $13,383          $102,201         $82,402         $118,690
  Ratio of net investment
   income (loss) to average
   net assets/4/                                           1.52%             0.35%           0.46%          (0.12)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/4/                                             1.24%             1.18%           1.22%           1.13%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/4/                                    1.15%             1.15%           1.15%           1.10%
  Portfolio turnover rate/5/                                 31%               56%             39%             30%

1 For the period July 26, 2004, (commencement of operations) to October 31,
  2004.
2 Calculated based upon average shares outstanding.
3 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 90 FINANCIAL HIGHLIGHTS

DISCOVERY FUND
ADMINISTRATOR CLASS SHARES - COMMENCED ON APRIL 11, 2005
For a share outstanding throughout each period

                                       OCT. 31,           OCT. 31,              OCT. 31,           OCT. 31,        OCT. 31,
 FOR THE PERIOD ENDED:                  2009               2008                  2007               2006           2005/1/
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                     $28.23                $22.42             $20.89          $19.17
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                              (0.13)/2/             (0.16)/2/          (0.56)          (0.05)
  Net realized and unrealized
   gain (loss) on investments                               (9.47)                 7.13               3.62            1.77
                                                         -----------           -----------        --------        --------
  Total from investment
   operations                                               (9.60)                 6.97               3.06            1.72
                                                         -----------           -----------        --------        --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                         0.00                  0.00               0.00            0.00
  Distributions from net
   realized gain                                            (3.98)                (1.16)             (1.53)           0.00
                                                         -----------           -----------        --------        --------
  Total distributions                                       (3.98)                (1.16)             (1.53)           0.00
                                                         -----------           -----------        --------        --------
 NET ASSET VALUE, END OF PERIOD                            $14.65                $28.23             $22.42          $20.89
                                                         ===========           ===========        ========        ========
 TOTAL RETURN/3/                                           (38.87)%               32.49%             15.22%           8.97%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                                 $82,359              $122,576            $68,374          $5,043
  Ratio of net investment
   income (loss) to average
   net assets/4/                                            (0.62)%               (0.65)%            (0.69)          (0.76)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/4/                                               1.24%                 1.22%              1.25%           1.24%
  Waived fees and reimbursed
   expenses/4/                                              (0.09)%               (0.07)%            (0.10)%         (0.11)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/4/                                      1.15%                 1.15%              1.15%           1.13%
  Portfolio turnover rate/5/                                  153%                  137%               120%            110%

1 For the period April 11, 2005, (commencement of operations) to October 31,
  2005.
2 Calculated based upon average shares outstanding.
3 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                         FINANCIAL HIGHLIGHTS 91

ENTERPRISE FUND
ADMINISTRATOR CLASS SHARES - COMMENCED ON AUGUST 30, 2002
For a share outstanding throughout each period

                                     OCT. 31,         OCT. 31,            OCT. 31,         OCT. 31,          OCT. 31,
 FOR THE PERIOD ENDED:                2009             2008                2007             2006            2005/1/
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                 $38.71              $29.83           $25.95            $25.36
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                          (0.18)/2/           (0.18)/2/         0.07             (0.14)/2/
  Net realized and unrealized
   gain (loss) on investments                          (16.26)               9.06             3.81              0.73
                                                     -----------         -----------      --------          -----------
  Total from investment
   operations                                          (16.44)               8.88             3.88              0.59
                                                     -----------         -----------      --------          -----------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                     0.00                0.00             0.00              0.00
  Distributions from net
   realized gain                                         0.00                0.00             0.00              0.00
                                                     -----------         -----------      --------          -----------
  Total distributions                                    0.00                0.00             0.00              0.00
                                                     -----------         -----------      --------          -----------
 NET ASSET VALUE, END OF PERIOD                        $22.27              $38.71           $29.83            $25.95
                                                     ===========         ===========      ========          ===========
 TOTAL RETURN/3/                                       (42.47)%             29.77%           14.95%             2.33%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                             $14,677              $3,358           $2,553            $3,290
  Ratio of net investment
   income (loss) to average
   net assets/4/                                        (0.55)%             (0.54)%          (0.63)%           (0.64)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/4/                                           1.26%               1.24%            1.23%             1.23%
  Waived fees and reimbursed
   expenses/4/                                          (0.11)%             (0.09)%          (0.08)%           (0.08)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/4/                                  1.15%               1.15%            1.15%             1.15%
  Portfolio turnover rate/5/                              179%                117%             118%              116%

1 The Fund changed its fiscal year-end from December 31 to October 31.
2 Calculated based upon average shares outstanding.
3 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 92 FINANCIAL HIGHLIGHTS

MID CAP DISCIPLINED FUND
ADMINISTRATOR CLASS SHARES - COMMENCED ON APRIL 11, 2005
For a share outstanding throughout each period

                                       OCT. 31,         OCT. 31,         OCT. 31,         OCT. 31,        OCT. 31,
 FOR THE PERIOD ENDED:                  2009             2008             2007             2006           2005/1/
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                   $23.16           $23.40           $23.25           $21.84
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                             0.13          0.21/2/             0.12          0.05/2/
  Net realized and unrealized
   gain (loss) on investments                             (7.20)            1.11             3.47             1.36
                                                       --------        ---------         --------        ---------
  Total from investment
   operations                                             (7.07)            1.32             3.59             1.41
                                                       --------        ---------         --------        ---------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                      (0.22)           (0.15)           (0.02)            0.00
  Distributions from net
   realized gain                                          (1.88)           (1.41)           (3.42)            0.00
                                                       --------        ---------         --------        ---------
  Total distributions                                     (2.10)           (1.56)           (3.44)            0.00
                                                       --------        ---------         --------        ---------
 NET ASSET VALUE, END OF PERIOD                          $13.99           $23.16           $23.40           $23.25
                                                       ========        =========         ========        =========
 TOTAL RETURN/3/                                         (33.08)%           5.75%           17.47%            6.46%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                               $85,786          $119,079         $97,014          $54,344
  Ratio of net investment
   income (loss) to average
   net assets/4/                                           0.81%            0.91%            0.70%            0.36%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/4/                                             1.21%            1.17%            1.20%            1.20%
  Waived fees and reimbursed
   expenses/4/                                            (0.06)%          (0.02)%          (0.05)%          (0.06)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/4/                                    1.15%            1.15%            1.15%            1.14%
  Portfolio turnover rate/5/                                158%             113%             125%              94%

1 For the period April 11, 2005, (commencement of operations) to October 31,
  2005.
2 Calculated based upon average shares outstanding.
3 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                         FINANCIAL HIGHLIGHTS 93

MID CAP GROWTH FUND
ADMINISTRATOR CLASS SHARES - COMMENCED ON MARCH 31, 2008
For a share outstanding throughout each period

                                                  OCT. 31,               OCT. 31,
 FOR THE PERIOD ENDED:                           2009                 2008/1/
 NET ASSET VALUE, BEGINNING OF PERIOD                                      $5.25
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                             (0.01)/2/
  Net realized and unrealized gain
(loss)
   on investments                                                          (1.68)
                                                                     --------------
  Total from investment operations                                         (1.69)
                                                                     --------------
 LESS DISTRIBUTIONS:
  Distributions from net investment
   income                                                                   0.00
  Distributions from net realized gain                                      0.00
                                                                     --------------
  Total distributions                                                       0.00
                                                                     --------------
 NET ASSET VALUE, END OF PERIOD                                            $3.56
                                                                     ==============
 TOTAL RETURN/3/                                                          (32.19)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                       $18,644
  Ratio of net investment income (loss) to
   average net assets/4/                                                   (0.48)%
  Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/4/                                                              1.32%
  Waived fees and reimbursed expenses/4/                                   (0.17)%
  Ratio of expenses to average net assets
   after waived fees and expenses/4/                                        1.15%
  Portfolio turnover rate/5/                                                  86%

1 For the period March 31, 2008, (commencement of operations) to October 31,
  2008.
2 Calculated based upon average shares outstanding.
3 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 94 FINANCIAL HIGHLIGHTS

OPPORTUNITY FUND
ADMINISTRATOR CLASS SHARES - COMMENCED ON AUGUST 30, 2002
For a share outstanding throughout each period

                                       OCT. 31,         OCT. 31,         OCT. 31,         OCT. 31,            OCT. 31,
 FOR THE PERIOD ENDED:                  2009             2008             2007             2006              2005/1/
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                   $46.86           $49.05           $47.61              $46.65
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                          0.17/2/          0.33/2/             0.19               (0.05)/2/
  Net realized and unrealized
   gain (loss) on investments                            (15.69)            6.14             6.18                1.01
                                                      ---------        ---------         --------            -----------
  Total from investment
   operations                                            (15.52)            6.47             6.37                0.96
                                                      ---------        ---------         --------            -----------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                      (0.60)           (0.22)            0.00                0.00
  Distributions from net
   realized gain                                          (6.47)           (8.44)           (4.93)               0.00
  Return of Capital                                       (0.17)            0.00             0.00                0.00
                                                      ---------        ---------         --------            -----------
  Total distributions                                     (7.24)           (8.66)           (4.93)               0.00
                                                      ---------        ---------         --------            -----------
 NET ASSET VALUE, END OF PERIOD                          $24.10           $46.86           $49.05              $47.61
                                                      =========        =========         ========            ===========
 TOTAL RETURN/3/                                         (38.41)%          15.17%           14.15%               2.06%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                               $97,243          $151,776         $167,560           $131,102
  Ratio of net investment
   income (loss) to average
   net assets/4/                                           0.49%            0.73%            0.48%              (0.14)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/4/                                             1.17%            1.18%            1.13%               1.13%
  Waived fees and reimbursed
   expenses/4/                                            (0.13)%          (0.14)%          (0.09)%             (0.10)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/4/                                    1.04%            1.04%            1.04%               1.03%
  Portfolio turnover rate/5/                                 73%              56%              39%                 35%

1 The Fund changed its fiscal year-end from December 31 to October 31.
2 Calculated based upon average shares outstanding.
3 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                         FINANCIAL HIGHLIGHTS 95

SMALL CAP DISCIPLINED FUND
ADMINISTRATOR CLASS SHARES - COMMENCED ON APRIL 11, 2005
For a share outstanding throughout each period

                                       OCT. 31,         OCT. 31,         OCT. 31,        OCT. 31,         OCT. 31,
 FOR THE PERIOD ENDED:                  2009             2008             2007            2006            2005/1/
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                   $18.10           $18.11          $16.07           $15.99
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                          0.06/2/          0.11/2/         0.01/2/            (0.01)
  Net realized and unrealized
   gain (loss) on investments                             (5.70)            0.75            2.81             0.09
                                                      ---------        ---------       ---------         --------
  Total from investment
   operations                                             (5.64)            0.86            2.82             0.08
                                                      ---------        ---------       ---------         --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                      (0.22)            0.00            0.00             0.00
  Distributions from net
   realized gain                                          (1.14)           (0.87)          (0.78)            0.00
                                                      ---------        ---------       ---------         --------
  Total distributions                                     (1.36)           (0.87)          (0.78)            0.00
                                                      ---------        ---------       ---------         --------
 NET ASSET VALUE, END OF PERIOD                          $11.10           $18.10          $18.11           $16.07
                                                      =========        =========       =========         ========
 TOTAL RETURN/3/                                         (33.26)%           4.84%          18.17%            0.50%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                                $6,447          $12,548          $5,999           $1,141
  Ratio of net investment
   income (loss) to average
   net assets/4/                                           0.41%            0.58%           0.08%           (0.30)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/4/                                             1.38%            1.39%           1.39%            1.45%
  Waived fees and reimbursed
   expenses/4/                                            (0.18)%          (0.19)%         (0.19)%          (0.21)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/4/                                    1.20%            1.20%           1.20%            1.24%
  Portfolio turnover rate/5/                                 77%              97%            100%              56%

1 For the period April 11, 2005, (commencement of operations) to October 31,
  2005.
2 Calculated based upon average shares outstanding.
3 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 96 FINANCIAL HIGHLIGHTS

SMALL CAP GROWTH FUND
ADMINISTRATOR CLASS SHARES - COMMENCED ON JUNE 9, 2003
For a share outstanding throughout each period

                                     OCT. 31,      OCT. 31,          OCT. 31,         OCT. 31,       OCT. 31,          SEPT. 30,
 FOR THE PERIOD ENDED:                2009          2008              2007             2006          2005/1/             2005
 NET ASSET VALUE, BEGINNING OF
PERIOD                                               $16.17            $14.12          $12.24         $12.59              $10.70
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                        (0.08)/2/         (0.10)/2/       (0.13)         (0.01)              (0.11)/2/
  Net realized and unrealized
   gain (loss) on investments                         (6.11)             3.69            2.94          (0.34)               2.19
                                                    ----------        ----------     --------       --------            -----------
  Total from investment
   operations                                         (6.19)             3.59            2.81          (0.35)               2.08
                                                    ----------        ----------     --------       --------            -----------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                   0.00              0.00            0.00           0.00                0.00
  Distributions from net
   realized gain                                      (2.30)            (1.54)          (0.93)          0.00               (0.19)
                                                    ----------        ----------     --------       --------            -----------
  Total distributions                                 (2.30)            (1.54)          (0.93)          0.00               (0.19)
                                                    ----------        ----------     --------       --------            -----------
 NET ASSET VALUE, END OF PERIOD                       $7.68            $16.17          $14.12         $12.24              $12.59
                                                    ==========        ==========     ========       ========            ===========
 TOTAL RETURN/3/                                     (43.69)%           27.90%          24.07%         (2.78)%             19.54%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                          $148,493          $110,917         $62,302        $53,953             $55,961
  Ratio of net investment
   income (loss) to average
   net assets/4/                                      (0.70)%           (0.71)%         (0.95)         (1.07)%             (0.94)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/4/                                         1.36%             1.37%           1.43%          1.38%               1.37%
  Waived fees and reimbursed
   expenses/4/                                        (0.16)%           (0.17)%         (0.23)%        (0.18)%             (0.17)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/4/                                1.20%             1.20%           1.20%          1.20%               1.20%
  Portfolio turnover rate/5/                             82%              122%            142%            10%                149%

1 The Fund changed its fiscal year-end from September 30 to October 31.
2 Calculated based upon average shares outstanding.
3 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                         FINANCIAL HIGHLIGHTS 97

SMALL CAP OPPORTUNITIES FUND
ADMINISTRATOR CLASS SHARES - COMMENCED ON AUGUST 1, 1993
For a share outstanding throughout each period

                                     OCT. 31,       OCT. 31,        OCT. 31,      OCT. 31,        OCT. 31,       SEPT. 30,
 FOR THE PERIOD ENDED:                2009           2008            2007          2006           2005/1/          2005
 NET ASSET VALUE, BEGINNING OF
PERIOD                                               $39.68         $38.56         $33.97          $34.93         $33.46
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                         0.01           0.11          (0.04)          (0.01)         (0.09)
  Net realized and unrealized
   gain (loss) on investments                        (11.23)          6.99           7.30           (0.95)          6.05
                                                    -------        -------        -------         -------        -------
  Total from investment
   operations                                        (11.22)          7.10           7.26           (0.96)          5.96
                                                    -------        -------        -------         -------        -------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                  (0.10)          0.00           0.00            0.00           0.00
  Distributions from net
   realized gain                                      (4.89)         (5.98)         (2.67)           0.00          (4.49)
                                                    -------        -------        -------         -------        -------
  Total distributions                                 (4.99)         (5.98)         (2.67)           0.00          (4.49)
                                                    -------        -------        -------         -------        -------
 NET ASSET VALUE, END OF PERIOD                      $23.47         $39.68         $38.56          $33.97         $34.93
                                                    =======        =======        =======         =======        =======
 TOTAL RETURN/2/                                     (31.65)%        20.94%         22.57%          (2.78)%        18.76%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period
   (000s)                                          $541,369        $910,162       $800,078        $704,714       $725,651
  Ratio of net investment
   income (loss) to average
   net assets/3/                                       0.08%          0.29%         (0.11)%         (0.35)%        (0.28)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/3/                                         1.28%          1.33%          1.34%           1.33%          1.29%
  Waived fees and reimbursed
   expenses/3/                                        (0.08)%        (0.13)%        (0.14)%         (0.13)%        (0.09)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/3/                                1.20%          1.20%          1.20%           1.20%          1.20%
  Portfolio turnover rate/4/                             72%            65%            79%              7%           107%

1 The Fund changed its fiscal year-end from September 30 to October 31.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
3 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 Calculated on the basis of the Fund as a whole distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 98 FINANCIAL HIGHLIGHTS

SMALL/MID CAP VALUE FUND
ADMINISTRATOR CLASS SHARES - COMMENCED ON APRIL 11, 2005
For a share outstanding throughout each period

                                             OCT. 31,       OCT. 31,            OCT. 31,           OCT. 31,        OCT. 31,
 FOR THE PERIOD ENDED:                        2009           2008                2007                2006           2005/1/
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                       $18.37              $16.45             $14.65          $13.22
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                              0.12/2/               (0.05)/2/           0.00            0.00
  Net realized and unrealized
   gain (loss) on investments                                 (7.91)               2.20               2.12            1.43
                                                          ---------            -----------        --------        --------
  Total from investment
   operations                                                 (7.79)               2.15               2.12            1.43
                                                          ---------            -----------        --------        --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                          (0.07)               0.00               0.00            0.00
  Distributions from net
   realized gain                                              (1.59)              (0.23)             (0.32)           0.00
                                                          ---------            -----------        --------        --------
  Total distributions                                         (1.66)              (0.23)             (0.32)           0.00
                                                          ---------            -----------        --------        --------
 NET ASSET VALUE, END OF PERIOD                               $8.92              $18.37             $16.45          $14.65
                                                          =========            ===========        ========        ========
 TOTAL RETURN/3/                                             (45.89)%             13.24%             14.66%          10.82%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                                   $35,489             $41,988            $75,172         $31,613
  Ratio of net investment
   income (loss) to average
   net assets/4/                                               0.86%              (0.30)%             0.08%          (0.18)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/4/                                                 1.43%               1.37%              1.43%           1.48%
  Waived fees and reimbursed
   expenses/4/                                                (0.28)%             (0.22)%            (0.28)%         (0.24)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/4/                                        1.15%               1.15%              1.15%           1.24%
  Portfolio turnover rate/5/                                     43%                 89%                56%             80%

1 For the period April 11, 2005, (commencement of operations) to October 31,
  2005.
2 Calculated based upon average shares outstanding.
3 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                         FINANCIAL HIGHLIGHTS 99

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

FOR MORE INFORMATION

More information on each Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period. The Report of Independent Registered Public Accounting Firm and each Fund's audited financial statements included in the Fund's most recent annual report are incorporated by reference into this Prospectus.

To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com

By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

On the Internet:
www.wellsfargo.com/advantagefunds

From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]

                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------

                                                            039SCAM / P203 03-10
                                                          ICA Reg. No. 811-09253
(Copyright) 2010 Wells Fargo Funds Management, LLC. All rights reserved.

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

                                 MARCH 1, 2010

                                   Prospectus

                                 Investor Class

WELLS FARGO ADVANTAGE FUNDS (Reg. TM) -  SMALL AND MID CAP STOCK FUNDS

C&B Mid Cap Value Fund -  CBMDX

Common Stock Fund -  STCSX

Discovery Fund -  STDIX

Enterprise Fund -  SENTX

Mid Cap Disciplined Fund -  SMCDX

Mid Cap Growth Fund -  WFMZX

Opportunity Fund -  SOPFX

Small Cap Disciplined Fund -  SCOVX

Small Cap Growth Fund -  WFSZX

Small Cap Value Fund -  SSMVX

Small/Mid Cap Value Fund -  SMMVX

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

FUND SUMMARIES
A SUMMARY OF INFORMATION ABOUT EACH FUND, INCLUDING: INVESTMENT OBJECTIVE, FEES AND EXPENSES, PORTFOLIO TURNOVER, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, MANAGEMENT OF THE FUND, TRANSACTION POLICIES AND TAX INFORMATION

C&B Mid Cap Value Fund Summary                 4
Common Stock Fund Summary                      8
Discovery Fund Summary                        12
Enterprise Fund Summary                       16
Mid Cap Disciplined Fund Summary              20
Mid Cap Growth Fund Summary                   24
Opportunity Fund Summary                      28
Small Cap Disciplined Fund Summary            32
Small Cap Growth Fund Summary                 36
Small Cap Value Fund Summary                  40
Small/Mid Cap Value Fund Summary              44
Summary of Other Important Information        47
   Regarding Fund Shares

--------------------------------------------------------------------------------

THE FUNDS
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

Key Fund Information                          48
C&B Mid Cap Value Fund                        49
Common Stock Fund                             51
Discovery Fund                                53
Enterprise Fund                               55
Mid Cap Disciplined Fund                      57
Mid Cap Growth Fund                           59
Opportunity Fund                              61
Small Cap Disciplined Fund                    63
Small Cap Growth Fund                         65
Small Cap Value Fund                          67
Small/Mid Cap Value Fund                      69
Description of Principal Investment           71
  Risks
Portfolio Holdings Information                74

--------------------------------------------------------------------------------

ORGANIZATION AND MANAGEMENT OF
THE FUNDS
INFORMATION ABOUT THE FUNDS' ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY

Organization and Management of the Funds      75
About Wells Fargo Funds Trust                 75
The Investment Adviser                        75
The Sub-Advisers and Portfolio Managers       75
Dormant Multi-Manager Arrangement             80

TABLE OF CONTENTS
--------------------------------------------------------------------------------

YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO OPEN AN ACCOUNT, AND BUY, SELL AND EXCHANGE FUND SHARES

Compensation to Dealers and Shareholder       81
   Servicing Agents
Pricing Fund Shares                           82
How to Open an Account                        83
How to Buy Shares                             84
How to Sell Shares                            86
How to Exchange Shares                        89
Account Policies                              91

--------------------------------------------------------------------------------

OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS

Distributions                                 93
Taxes                                         94
Additional Performance Information            95
Financial Highlights                          97
For More Information                  Back Cover

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202)371-8300.

C&B MID CAP VALUE FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The C&B Mid Cap Value Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

    SHAREHOLDER FEES (fees paid directly from your
                     investments)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)
  Management Fees                                  %
  Distribution (12b-1) Fees                        %
  Other Expenses/1/                                %
  Acquired Fund Fees and Expenses                  %
  TOTAL ANNUAL FUND OPERATING                      %
  EXPENSES/2/
  Fee Waivers                                      %
  NET ANNUAL FUND OPERATING EXPENSES/3/            %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 1.25%. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions; and the Fund's operating expenses remain the same.

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 4 C&B MID CAP VALUE FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of mid-capitalization companies, which we define as securities of companies with market capitalizations ranging from $500 million to $10 billion. We manage a relatively focused portfolio of 30 to 50 companies that enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We select securities for the portfolio based on an analysis of a company's financial characteristics and an assessment of the quality of a company's management. In selecting a company,we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections.We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company's top management, customers and suppliers.We believe our assessment of business quality and emphasis on valuation will protect the portfolio's assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets.We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

PRINCIPAL INVESTMENT RISKS
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
VALUE STYLE INVESTMENT RISK. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                                C&B MID CAP VALUE FUND SUMMARY 5

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                 CALENDAR YEAR TOTAL RETURNS FOR THE INVESTOR CLASS/1/
                                 AS OF 12/31 EACH YEAR
 2000        2001        2002        2003        2004       2005        2006       2007      2008       2009
41.03%      25.16%       -9.50%     38.99%      10.98%      6.17%      25.69%      -8.90%    -33.68%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09                              1 YEAR       5 YEARS       10 YEARS
 INVESTOR CLASS Returns Before Taxes          %            %             %
 INVESTOR CLASS Returns After Taxes on        %            %             %
  Distributions/2/
 INVESTOR CLASS Returns After Taxes on        %            %             %
  Distributions and Sale of Fund
  Shares/2/
 RUSSELL MIDCAP (Reg. TM) VALUE INDEX         %            %             %
  (reflects no deduction for expenses or
  taxes)

1 Investor Class shares incepted on February 18, 1998.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

 6 C&B MID CAP VALUE FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER            PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Cooke & Bieler, L.P.   KERMIT S. ECK, CFA, Partner, Portfolio Manager and Research Analyst / 1998
                        DAREN C. HEITMAN, CFA, Partner, Research Analyst & Portfolio Manager / 2005
                        STEVE LYONS, CFA, Principal Analyst and Portfolio Manager / 2009
                        MICHAEL M. MEYER, CFA, Partner, Portfolio Manager & Research Analyst / 1998
                        EDWARD O'CONNOR, CFA, Partner, Portfolio Manager & Research Analyst / 2002
                        R. JAMES O'NEIL, CFA, Partner, Portfolio Manager and Research Analyst / 1998
                        MEHUL TRIVEDI, CFA, Partner, Portfolio Manager & Research Analyst / 1998

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.
For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

                                                C&B MID CAP VALUE FUND SUMMARY 7

COMMON STOCK FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Common Stock Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

    SHAREHOLDER FEES (fees paid directly from your
                     investments)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)
  Management Fees                                  %
  Distribution (12b-1) Fees                        %
  Other Expenses/1/                                %
  Acquired Fund Fees and Expenses                  %
  TOTAL ANNUAL FUND OPERATING                      %
  EXPENSES/2/
  Fee Waivers                                      %
  NET ANNUAL FUND OPERATING EXPENSES/3/            %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 1.29%. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions; and the Fund's operating expenses remain the same.

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 8 COMMON STOCK FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in common stocks of small-and medium-capitalization companies, which we define as those with market capitalizations falling within the ranges of the Russell 2000 (Reg. TM) Index and the Russell Midcap (Reg. TM) Index.The ranges of the Russell 2000 (Reg. TM) Index and the Russell Midcap (Reg. TM) Index were $78 million to $1.7 billion and $829 million $12.2 billion respectively, as of May 30, 2009, and are expected to change frequently. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.
We invest principally in common stocks of small-and medium-capitalization companies that we believe are underpriced yet have attractive growth prospects. Our analysis is based on the determination of a company's "private market value,"which is the price an investor would be willing to pay for the entire company.We determine a company's private market value based upon several different types of analysis.We carry out a fundamental analysis of a company's cash flows, asset valuations, competitive factors, and other industry specific factors. We also gauge the company's management strength, financial health, and growth potential in determining a company's private market value.We place an emphasis on company management, even meeting with management in certain situations. Finally,we focus on the long-term strategic direction of the company. We then compare the private market value as determined by these factors to the company's public market capitalization, and invest in the securities of those companies where we believe there is a significant gap between the two.
We may sell an investment when its price no longer compares favorably with the company's private market value. In addition,we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.

PRINCIPAL INVESTMENT RISKS
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
CURRENCY HEDGING RISK. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                                     COMMON STOCK FUND SUMMARY 9

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                 CALENDAR YEAR TOTAL RETURNS FOR THE INVESTOR CLASS/1/
                                 AS OF 12/31 EACH YEAR
 2000       2001         2002        2003       2004         2005        2006       2007     2008       2009
-1.20%      -1.70%      -19.26%     38.70%      9.96%       12.01%      15.31%      9.94%    -34.92%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09                             1 YEAR       5 YEARS       10 YEARS
 INVESTOR CLASS Returns Before Taxes         %            %             %
 INVESTOR CLASS Returns After Taxes on       %            %             %
  Distributions/3/
 INVESTOR CLASS Returns After Taxes on       %            %             %
  Distributions and Sale of Fund
  Shares/3/
 RUSSELL 2500TM INDEX (reflects no           %            %             %
  deduction for expenses or taxes)

1 Investor Class shares incepted on December 29, 1989.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

 10 COMMON STOCK FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER      PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital    ANN M. MILETTI, Lead Portfolio Manager / 2005
 Management
 Incorporated

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.
For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

                                                    COMMON STOCK FUND SUMMARY 11

DISCOVERY FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Discovery Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

    SHAREHOLDER FEES (fees paid directly from your
                     investments)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)
  Management Fees                                  %
  Distribution (12b-1) Fees                        %
  Other Expenses/1/                                %
  Acquired Fund Fees and Expenses                  %
  TOTAL ANNUAL FUND OPERATING                      %
  EXPENSES/2/
  Fee Waivers                                      %
  NET ANNUAL FUND OPERATING EXPENSES/3/            %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 1.38%. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions; and the Fund's operating expenses remain the same.

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 12 DISCOVERY FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest in equity securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth.We define small- and medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap (Reg. TM) Index, which was $12.2 billion as of May 30, 2009, and is expected to change frequently.We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. We typically use a discounted cash flow model to assess a firm's intrinsic value in order to set price objectives. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e. our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity. We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
GROWTH STYLE INVESTMENT RISK. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                                       DISCOVERY FUND SUMMARY 13

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                 CALENDAR YEAR TOTAL RETURNS FOR THE INVESTOR CLASS/1/
                                 AS OF 12/31 EACH YEAR
2000        2001         2002        2003        2004       2005        2006       2007        2008       2009
3.97%       4.17%       -12.12%     38.34%      15.69%      7.24%      13.02%      21.93%      -43.62%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09                             1 YEAR       5 YEARS       10 YEARS
 INVESTOR CLASS Returns Before Taxes         %            %             %
 INVESTOR CLASS Returns After Taxes on       %            %             %
  Distributions/2/
 INVESTOR CLASS Returns After Taxes on       %            %             %
  Distributions and Sale of Fund
  Shares/2/
 RUSSELL 2500TM GROWTH INDEX (reflects       %            %             %
  no deduction for expenses or
  taxes)

1 Investor Class shares incepted on December 31, 1987.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

 14 DISCOVERY FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER     PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital   JAMES M. LEACH, CFA, Portfolio Manager / 2003
 Management      THOMAS J. PENCE, CFA, Portfolio Manager / 2001
 Incorporated

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.
For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

                                                       DISCOVERY FUND SUMMARY 15

ENTERPRISE FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Enterprise Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

    SHAREHOLDER FEES (fees paid directly from your
                     investments)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)
  Management Fees                                  %
  Distribution (12b-1) Fees                        %
  Other Expenses/1/                                %
  Acquired Fund Fees and Expenses                  %
  TOTAL ANNUAL FUND OPERATING                      %
  EXPENSES/2/
  Fee Waivers                                      %
  NET ANNUAL FUND OPERATING EXPENSES/3/            %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 1.45%. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions; and the Fund's operating expenses remain the same.

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 16 ENTERPRISE FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest in equity securities of companies of any size, although we invest principally in the equity securities of medium-capitalization companies.We define medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap (Reg. TM) Index, which was $12.2 billion as of May 30, 2009, and is expected to change frequently.We may also invest in foreign securities through ADRs and similar investments. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth).We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions.We also look at how management teams allocate capital in order to drive future cash flow.We typically use a discounted cash flow model to assess a firm's intrinsic value in order to set price objectives. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading.We may invest in any sector, and at times we may emphasize one or more particular sectors.We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity.We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
GROWTH STYLE INVESTMENT RISK. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                                      ENTERPRISE FUND SUMMARY 17

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                  CALENDAR YEAR TOTAL RETURNS FOR THE INVESTOR CLASS/1/
                                  AS OF 12/31 EACH YEAR
  2000         2001         2002        2003        2004         2005        2006       2007        2008       2009
-29.77%       -21.96%      -28.18%     36.98%      14.55%        8.62%      11.85%      17.55%      -46.37%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09                              1 YEAR       5 YEAR       10 YEARS
 INVESTOR CLASS Returns Before Taxes          %            %            %
 INVESTOR CLASS Returns After Taxes on        %            %            %
  Distributions/2/
 INVESTOR CLASS Returns After Taxes on        %            %            %
  Distributions and Sale of Fund
  Shares/2/
 RUSSELL MIDCAP (Reg. TM) GROWTH INDEX        %            %            %
  (reflects no deduction for expenses or
  taxes)

1 Investor Class shares incepted on September 30, 1998.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

 18 ENTERPRISE FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER     PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital   JAMES M. LEACH, CFA, Portfolio Manager / 2007
 Management      THOMAS J. PENCE, CFA, Portfolio Manager / 2000
 Incorporated

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.
For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

                                                      ENTERPRISE FUND SUMMARY 19

MID CAP DISCIPLINED FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Mid Cap Disciplined Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

    SHAREHOLDER FEES (fees paid directly from your
                     investments)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)
  Management Fees                                  %
  Distribution (12b-1) Fees                        %
  Other Expenses/1/                                %
  Acquired Fund Fees and Expenses                  %
  TOTAL ANNUAL FUND OPERATING                      %
  EXPENSES/2/
  Fee Waivers                                      %
  NET ANNUAL FUND OPERATING EXPENSES/3/            %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 1.31%. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions; and the Fund's operating expenses remain the same.

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 20 MID CAP DISCIPLINED FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of medium-capitalization companies which we define as securities of companies with market capitalizations within the range of the Russell Midcap (Reg. TM) Index.The market capitalization range of the Russell Midcap Index (Reg. TM) was $829 million to $12.2 billion, as of May 30, 2009, and is expected to change frequently.We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek to take advantage of opportunities in the market created by investors who primarily focus on the short-term prospects of companies.To identify these opportunities,we follow a bottom-up investment process that focuses on three key elements - right company, right price, and right time. First, the right companies are defined as those that have solid assets with manageable debt levels in good industries. Secondly,we seek to buy these companies at the right price.To determine the right price,we carefully evaluate the potential upside reward as well as the potential downside risk in order to arrive at a reward/risk profile for every company considered. Lastly,we seek to buy these companies at the right time, which is typically when the prevailing market sentiment is low.We believe buying securities of a company when the prevailing sentiment is low allows us to limit the potential downside risk and allows us to participate in the potential upside price appreciation if the business fundamentals of the company improve. We consider selling a security when it appreciates to our target price without changes to the fundamentals of the underlying company,when the fundamentals deteriorate, when the security is forced out of the portfolio by a better idea, or when sentiment improves significantly.We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
CURRENCY HEDGING RISK. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
VALUE STYLE INVESTMENT RISK. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                             MID CAP DISCIPLINED FUND SUMMARY 21

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                    CALENDAR YEAR TOTAL RETURNS FOR INVESTOR CLASS/1/
                                  AS OF 12/31 EACH YEAR
 2000        2001        2002        2003        2004       2005        2006        2007       2008       2009
22.80%      12.41%      -11.78%     40.66%      21.18%      7.92%      18.27%       -4.89%     -30.07%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09                              1 YEAR       5 YEARS       10 YEARS
 INVESTOR CLASS Returns Before Taxes          %            %             %
 INVESTOR CLASS Returns After Taxes on        %            %             %
  Distributions/2/
 INVESTOR CLASS Returns After Taxes on        %            %             %
  Distributions and Sale of Fund
  Shares/2/
 RUSSELL MIDCAP (Reg. TM) VALUE INDEX         %            %             %
  (reflects no deduction for expenses or
  taxes)

1 Investor Class shares incepted on December 31, 1998.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

 22 MID CAP DISCIPLINED FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER     PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital   JAMES TRINGAS, CFA, CPA, Co-Portfolio Manager / 2009
 Management      BRYANT VANCRONKHITE, CFA, CPA, Portfolio Manager / 2009
 Incorporated

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.
For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

                                             MID CAP DISCIPLINED FUND SUMMARY 23

MID CAP GROWTH FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Mid Cap Growth Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

    SHAREHOLDER FEES (fees paid directly from your
                     investments)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)
  Management Fees                                  %
  Distribution (12b-1) Fees                        %
  Other Expenses/1/                                %
  Acquired Fund Fees and Expenses                  %
  TOTAL ANNUAL FUND OPERATING                      %
  EXPENSES/2/
  Fee Waivers                                      %
  NET ANNUAL FUND OPERATING EXPENSES/3/            %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to maintain the Funds' net operating expense ratio, excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 1.45%. After this date, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions; and the Fund's operating expenses remain the same.

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 24 MID CAP GROWTH FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of medium-capitalization companies that we believe have above-average growth potential.We define medium-capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap (Reg. TM) Index, which was $12.2 billion as of May 30, 2009, and is expected to change frequently. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We focus our investment strategy on identifying and investing in medium-capitalization companies that we believe continue to provide consistent growth potential.We build the Fund's portfolio from the bottom-up selecting medium-capitalization companies that we consider to have successful business plans.We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio.We use a variety of criteria specific to a given portfolio security to determine when we may potentially sell such security so that we avoid reacting to pressure caused by volatility in the broad mid cap market. Such criteria may include a security reaching our target price,(potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines).We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
GROWTH STYLE INVESTMENT RISK. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                                  MID CAP GROWTH FUND SUMMARY 25

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

            CALENDAR YEAR TOTAL RETURNS FOR THE INVESTOR CLASS/1/
                            AS OF 12/31 EACH YEAR
 2000        2001         2002        2003       2004       2005       2006        2007      2008       2009
14.47%      -24.03%      -28.63%     37.91%     21.34%      5.43%      13.78%      18.63%    -44.99%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09                              1 YEAR       5 YEARS       10 YEARS
 INVESTOR CLASS Returns Before Taxes          %            %             %
 INVESTOR CLASS Returns After Taxes on        %            %             %
  Distributions/2/
 INVESTOR CLASS Returns After Taxes on        %            %             %
  Distributions and Sale of Fund
  Shares/2/
 RUSSELL MIDCAP (Reg. TM) GROWTH INDEX        %            %             %
  (reflects no deduction for expenses or
  taxes)

1 Investor Class shares incepted on April 11, 2005.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

 26 MID CAP GROWTH FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER     PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital   JEROME "CAM" PHILPOTT, CFA, Portfolio Manager / 2001
 Management      STUART ROBERTS, Portfolio Manager / 2001
 Incorporated

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.
For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

                                                  MID CAP GROWTH FUND SUMMARY 27

OPPORTUNITY FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Opportunity Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

    SHAREHOLDER FEES (fees paid directly from your
                     investments)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)
  Management Fees                                  %
  Distribution (12b-1) Fees                        %
  Other Expenses/1/                                %
  Acquired Fund Fees and Expenses                  %
  TOTAL ANNUAL FUND OPERATING                      %
  EXPENSES/2/
  Fee Waivers                                      %
  NET ANNUAL FUND OPERATING EXPENSES/3/            %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 1.35%. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions; and the Fund's operating expenses remain the same.

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 28 OPPORTUNITY FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of medium-capitalization companies, which we define as those within the range of market capitalizations of companies in the Russell Midcap (Reg. TM) Index.The range of the Russell Midcap (Reg. TM) Index was $829 million to $12.2 billion as of May 30, 2009, and is expected to change frequently. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts.However, under normal circumstances,we will not engage in extensive foreign currency hedging.
We invest in equity securities of medium-capitalization companies that we believe are underpriced yet have attractive growth prospects. Our analysis is based on the determination of a company's "private market value,"which is the price an investor would be willing to pay for the entire company.We determine a company's private market value based upon several types of analysis.We carry out a fundamental analysis of a company's cash flows, asset valuations, competitive situation and industry specific factors.We also gauge the company's management strength, financial health, and growth potential in determining a company's private market value.We place an emphasis on a company's management, even meeting with management in certain situations. Finally,we focus on the long-term strategic direction of a company.We then compare the private market value as determined by these factors to the company's public market capitalization, and invest in the equity securities of those companies where we believe there is a significant gap between the two.
We may sell an investment when its market price no longer compares favorably with the company's private market value. In addition,we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.

PRINCIPAL INVESTMENT RISKS
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
CURRENCY HEDGING RISK. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                                     OPPORTUNITY FUND SUMMARY 29

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

            CALENDAR YEAR TOTAL RETURNS FOR THE INVESTOR CLASS/1/
                            AS OF 12/31 EACH YEAR
2000       2001         2002        2003        2004       2005        2006       2007     2008       2009
8.57%      -4.80%      -26.95%     37.46%      17.62%      7.22%      11.75%      4.98%    -40.38%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09                              1 YEAR       5 YEAR       10 YEARS
 INVESTOR CLASS Returns Before Taxes          %            %            %
 INVESTOR CLASS Returns After Taxes on        %            %            %
  Distributions/2/
 INVESTOR CLASS Returns After Taxes on        %            %            %
  Distributions and Sale of Fund
  Shares/2/
 RUSSELL MIDCAP (Reg. TM) INDEX               %            %            %
(reflects no deduction for expenses o  r
  taxes)

1 Investor Class shares incepted on December 31, 1985.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

 30 OPPORTUNITY FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER      PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital    ANN M. MILETTI, Lead Portfolio Manager / 2005
 Management
 Incorporated

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.
For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

                                                     OPPORTUNITY FUND SUMMARY 31

SMALL CAP DISCIPLINED FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Small Cap Disciplined Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

    SHAREHOLDER FEES (fees paid directly from your
                     investments)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)
  Management Fees                                  %
  Distribution (12b-1) Fees                        %
  Other Expenses/1/                                %
  Acquired Fund Fees and Expenses                  %
  TOTAL ANNUAL FUND OPERATING                      %
  EXPENSES/2/
  Fee Waivers                                      %
  NET ANNUAL FUND OPERATING EXPENSES/3/            %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 1.49%. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions; and the Fund's operating expenses remain the same.

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 32 SMALL CAP DISCIPLINED FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in small-capitalization companies that we believe are undervalued relative to the market based on discounted cash flows, earnings and asset value.We define small-capitalization companies as companies whose market capitalizations are substantially similar to those of companies in the Russell 2500TM Index. The range of the Russell 2500TM Index was $78 million to $3.9 billion, as of May 30, 2009, and is expected to change frequently.We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek to take advantage of opportunities in the market created by investors who primarily focus on the short-term prospects of companies. To identify these opportunities,we follow a bottom-up investment process that focuses on three key elements - right company, right price, and right time. First, the right companies are defined as those that have solid assets with manageable debt levels in good industries. Secondly,we seek to buy these companies at the right price. To determine the right price,we carefully evaluate the potential upside reward as well as the potential downside risk in order to arrive at a reward/risk profile for every company considered. Lastly,we seek to buy these companies at the right time, which is typically when the prevailing market sentiment is low.We believe buying securities of a company when the prevailing sentiment is low allows us to limit the potential downside risk and allows us to participate in the potential upside price appreciation if the business fundamentals of the company improve. We consider selling a security when it appreciates to our target price without changes to the fundamentals of the underlying company,when the fundamentals deteriorate,when the security is forced out of the portfolio by a better idea, or when sentiment improves significantly. We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
CURRENCY HEDGING RISK. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
VALUE STYLE INVESTMENT RISK. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                           SMALL CAP DISCIPLINED FUND SUMMARY 33

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                  CALENDAR YEAR TOTAL RETURNS FOR THE INVESTOR CLASS/1/
                                  AS OF 12/31 EACH YEAR
 2003         2004        2005        2006       2007        2008       2009
62.53%       27.04%       -0.64%     18.43%       -4.79%     -34.32%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09                             1 YEAR       5 YEARS       LIFE OF FUND/1/
 INVESTOR CLASS Returns Before Taxes         %             %              %
 INVESTOR CLASS Returns After Taxes on       %             %              %
  Distributions/2/
 INVESTOR CLASS Returns After Taxes on       %             %              %
  Distributions and Sale of Fund
  Shares/2/
 RUSSELL 2000 (Reg. TM) VALUE INDEX          %             %              %
  (reflects no deduction for expenses or
  taxes)

1 Investor Class shares incepted on March 28, 2002. Returns for the Class and
  Index shown in the Life of Fund column are as of the Fund inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

 34 SMALL CAP DISCIPLINED FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER     PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital   JAMES TRINGAS, CFA, CPA, Co-Portfolio Manager / 2009
 Management      BRYANT VANCRONKHITE, CFA, CPA, Portfolio Manager / 2009
 Incorporated

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.
For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

                                           SMALL CAP DISCIPLINED FUND SUMMARY 35

SMALL CAP GROWTH FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Small Cap Growth Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

    SHAREHOLDER FEES (fees paid directly from your
                     investments)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)
  Management Fees                                  %
  Distribution (12b-1) Fees                        %
  Other Expenses/1/                                %
  Acquired Fund Fees and Expenses                  %
  TOTAL ANNUAL FUND OPERATING                      %
  EXPENSES/2/
  Fee Waivers                                      %
  NET ANNUAL FUND OPERATING EXPENSES/3/            %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 1.49%. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions; and the Fund's operating expenses remain the same.

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 36 SMALL CAP GROWTH FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of small-capitalization companies that we believe have above-average growth potential.We define small-capitalization companies as those with market capitalizations at the time of purchase of less than $2 billion. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We focus our investment strategy on identifying and investing in rapidly growing small-capitalization companies that are in an early or transitional stage of their development, before their potential is discovered by the market. We build the Fund's portfolio by selecting companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio. We use a variety of criteria specific to a portfolio security to determine when we may potentially sell such security to avoid reacting to pressure caused by volatility in the broad small cap market. Such criteria may include a security reaching our target price (potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines).We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
GROWTH STYLE INVESTMENT RISK. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                                SMALL CAP GROWTH FUND SUMMARY 37

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

            CALENDAR YEAR TOTAL RETURNS FOR THE INVESTOR CLASS/1/
                            AS OF 12/31 EACH YEAR
  2000        2001         2002        2003       2004       2005        2006       2007      2008       2009
-25.26%      -12.80%      -29.63%     47.63%     13.44%      5.95%      22.05%      13.22%    -39.90%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09                              1 YEAR       5 YEARS       10 YEARS
 INVESTOR CLASS Returns Before Taxes          %            %             %
 INVESTOR CLASS Returns After Taxes on        %            %             %
  Distributions/2/
 INVESTOR CLASS Returns After Taxes on        %            %             %
  Distributions and Sale of Fund
  Shares/2/
 RUSSELL 2000 (Reg. TM) GROWTH INDEX          %            %             %
  (reflects no deduction for expenses or
  taxes)

1 Investor Class shares incepted on April 11, 2005.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

 38 SMALL CAP GROWTH FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER      PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital    JEROME "CAM" PHILPOTT, CFA, Portfolio Manager / 1993
 Management       STUART ROBERTS, Portfolio Manager / 1990
 Incorporated

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.
For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

                                                SMALL CAP GROWTH FUND SUMMARY 39

SMALL CAP VALUE FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Small Cap Value Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

    SHAREHOLDER FEES (fees paid directly from your
                     investments)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)
  Management Fees                                  %
  Distribution (12b-1) Fees                        %
  Other Expenses/1/                                %
  Acquired Fund Fees and Expenses                  %
  TOTAL ANNUAL FUND OPERATING                      %
  EXPENSES/2/
  Fee Waivers                                      %
  NET ANNUAL FUND OPERATING EXPENSES/3/            %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to maintain the Funds' net operating expense ratio, excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 1.36%. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions; and the Fund's operating expenses remain the same.

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 40 SMALL CAP VALUE FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was $78 million to $3.9 billion, as of May 30, 2009, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from
(call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.
We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

PRINCIPAL INVESTMENT RISKS
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
CURRENCY HEDGING RISK. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
VALUE STYLE INVESTMENT RISK. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                                 SMALL CAP VALUE FUND SUMMARY 41

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                 CALENDAR YEAR TOTAL RETURNS FOR THE INVESTOR CLASS/1/
                                 AS OF 12/31 EACH YEAR
 2000        2001        2002        2003        2004        2005        2006       2007        2008       2009
26.34%      17.99%       -6.13%     48.70%      20.09%      15.03%      12.99%      10.32%      -38.31%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09                              1 YEAR       5 YEARS       10 YEARS
 INVESTOR CLASS Returns Before Taxes          %            %             %
 INVESTOR CLASS Returns After Taxes on        %            %             %
  Distributions/2/
 INVESTOR CLASS Returns After Taxes on        %            %             %
  Distributions and Sale of Fund
  Shares/2/
 RUSSELL 2000 (Reg. TM) VALUE INDEX           %            %             %
  (reflects no deduction for expenses or
  taxes)

1 Investor Class shares incepted on December 31, 1997.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

 42 SMALL CAP VALUE FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER      PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital    I. CHARLES RINALDI, Senior Portfolio Manager / 1997
 Management
 Incorporated

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.
For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

                                                 SMALL CAP VALUE FUND SUMMARY 43

SMALL/MID CAP VALUE FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Small/Mid Cap Value Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

    SHAREHOLDER FEES (fees paid directly from your
                     investments)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)
  Management Fees                                  %
  Distribution (12b-1) Fees                        %
  Other Expenses/1/                                %
  TOTAL ANNUAL FUND OPERATING                      %
  EXPENSES/2/
  Fee Waivers                                      %
  NET ANNUAL FUND OPERATING EXPENSES/3/            %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has contractually committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions; and the Fund's operating expenses remain the same.

   1 Year      $
   3 Years     $
   5 Years     $
  10 Years     $

 44 SMALL/MID CAP VALUE FUND SUMMARY

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of small-and medium capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index.The market capitalization range of the Russell 2500TM Index was $78 million to $3.9 billion, as of May 30, 2009, and is expected to change frequently.We may also invest in equity securities of foreign issuers through ADRs and similar investments.As a hedging strategy, the Fund may write put and call options,meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future.Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small- and medium-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations.We believe the combination of buying the securities of undervalued small and medium capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

PRINCIPAL INVESTMENT RISKS
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
CURRENCY HEDGING RISK. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
VALUE STYLE INVESTMENT RISK. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

                                             SMALL/MID CAP VALUE FUND SUMMARY 45

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                  CALENDAR YEAR TOTAL RETURNS FOR INVESTOR CLASS/1/
                                AS OF 12/31 EACH YEAR
 2003            2004        2005        2006       2007      2008       2009
58.44%          19.37%      13.32%      13.41%      -1.09%    -43.92%    %

               BEST AND WORST QUARTER
  Best Quarter:       Qx    xxxx       xx.xx%
  Worst Quarter:      Qx    xxxx       xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09                            1 YEAR       5 YEARS       LIFE OF FUND/1/
 INVESTOR CLASS Returns Before Taxes        %             %              %
 INVESTOR CLASS Returns After Taxes on      %             %              %
  Distributions/2/
 INVESTOR CLASS Returns After Taxes on      %             %              %
  Distributions and Sale of Fund
  Shares/2/
 RUSSELL 2500TM VALUE INDEX (reflects       %             %              %
  no deduction for expenses or
  taxes)

1 Investor Class shares incepted on March 28, 2002. Returns for the Class and
  Index shown in the Life of Fund column are as of the Fund inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

 46 SMALL/MID CAP VALUE FUND SUMMARY

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER     PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital   ERIK C. ASTHEIMER, Senior Research Analyst & Co-Portfolio Manager / 2008
 Management      I. CHARLES RINALDI, Senior Portfolio Manager / 1997
 Incorporated    MICHAEL SCHNEIDER, CFA, Senior Research Analyst & Co-Portfolio Manager / 2008

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING FUND SHARES
TRANSACTION POLICIES

                                                                                 TO PLACE ORDERS OR REDEEM
 BUYING FUND SHARES              SELLING FUND SHARES                             SHARES
-------------------------------- ----------------------------------------------- -----------------------------------
 MINIMUM INITIAL INVESTMENT      See HOW TO SELL SHARES beginning on page [x]    MAIL: WELLS FARGO ADVANTAGE FUNDS
 Investor Class: $2,500          of the Prospectus                               P.O. Box 8266
 MINIMUM ADDITIONAL                                                              Boston, MA 02266-8266
 INVESTMENT                                                                      INTERNET: www.wellsfargo.com/
    $100                                                                         advantagefunds
 See HOW TO BUY SHARES                                                           PHONE OR WIRE: 1-800-222-8222
 beginning on page [x] of the                                                    IN PERSON: Investor Center
 Prospectus                                                                      100 Heritage Reserve
                                                                                 Menomonee Falls,WI 53051.
                                                                                 CONTACT YOUR FINANCIAL
                                                                                 PROFESSIONAL.

In general, you can buy or sell shares of the Fund by mail, internet, phone, wire or in person on any business day. You can generally pay for shares by check, wire or electronic fund transfer. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire transfer. You also may buy and sell shares through a financial professional. Orders to buy and sell shares are processed at the next net asset value ("NAV") (share price) to be calculated after we receive your request in proper form. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more information about buying and selling shares, including minimum initial and subsequent investment waivers, policies, and restrictions that may apply, ask your financial professional or see HOW TO BUY SHARES and HOW TO SELL SHARES beginning on pages [x] and [y] of the Prospectus.

TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. See "Taxes" on page [X] of the Prospectus.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                 SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING FUND SHARES 47

KEY FUND INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about certain Funds within the WELLS FARGO ADVANTAGE FUNDS (Reg. TM) family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-advisers, or the portfolio managers. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS AND PRINCIPAL INVESTMENT STRATEGIES The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

o  what the Fund is trying to achieve;

o  how we intend to invest your money; and

o what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Funds, except for the Discovery Fund, the Enterprise Fund and the Opportunity Fund, concerning "80% of the Funds' net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

--------------------------------------------------------------------------------
MASTER/GATEWAY (Reg. TM)/ /STRUCTURE
At the discretion of the Board of Trustees, the Mid Cap Growth Fund and Small Cap Value Fund each have the potential of becoming a gateway fund in a MASTER/GATEWAY structure. This structure is more commonly known as a master/feeder structure. In this structure, a gateway or feeder fund invests substantially all of its assets in one or more master portfolios or other Funds of WELLS FARGO ADVANTAGE FUNDS to achieve its investment objective. Multiple gateway funds investing in the same master portfolio or Fund can enhance their investment opportunities and reduce their expense ratios by sharing the costs and benefits of a larger pool of assets. References to the investment activities of a gateway fund are intended to refer to the investment activities of the master portfolio(s) in which it invests. Master portfolios offer their shares to multiple gateway funds and other master portfolios rather than directly to the public, and the services provided and the fees charged to a gateway fund are in addition to and not duplicative of the services provided and fees charged to the master portfolios.

 48 KEY FUND INFORMATION

C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Cooke & Bieler, L.P.

PORTFOLIO MANAGERS
Kermit S. Eck, CFA
Daren C. Heitman, CFA
Steve Lyons, CFA
Michael M. Meyer, CFA
Edward W. O'Connor, CFA
R. James O'Neil, CFA
Mehul Trivedi, CFA

FUND INCEPTION:
02/18/1998
INVESTOR CLASS:
Ticker: CBMDX
Fund Number: 1860

INVESTMENT OBJECTIVE
The C&B Mid Cap Value Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of mid-capitalization companies.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of mid-capitalization companies, which we define as securities of companies with market capitalizations ranging from $500 million to $10 billion. We manage a relatively focused portfolio of 30 to 50 companies that enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We select securities for the portfolio based on an analysis of a company's financial characteristics and an assessment of the quality of a company's management. In selecting a company, we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company's top management, customers and suppliers. We believe our assessment of business quality and emphasis on valuation will protect the portfolio's assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                       C&B MID CAP VALUE FUND 49

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Derivatives Risk
   o Issuer Risk
   o Leverage Risk
   o Liquidity Risk

   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk
   o Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 50 C&B MID CAP VALUE FUND

COMMON STOCK FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
Ann M. Miletti

FUND INCEPTION:
12/29/1989
INVESTOR CLASS:
Ticker: STCSX
Fund Number: 3219

INVESTMENT OBJECTIVE
The Common Stock Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o  at least 80% of the Fund's net assets in common stocks; and

o up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in common stocks of small-and medium-capitalization companies, which we define as those with market capitalizations falling within the ranges of the Russell 2000 (Reg. TM) Index and the Russell Midcap (Reg. TM) Index. The ranges of the Russell 2000 (Reg. TM) Index and the Russell Midcap (Reg. TM) Index were $78 million to $1.7 billion and $829 million to $12.2 billion respectively, as of May 30, 2009, and are expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

We invest principally in common stocks of small-and medium-capitalization companies that we believe are underpriced yet have attractive growth prospects. Our analysis is based on the determination of a company's "private market value," which is the price an investor would be willing to pay for the entire company. We determine a company's private market value based upon several different types of analysis. We carry out a fundamental analysis of a company's cash flows, asset valuations, competitive factors, and other industry specific factors. We also gauge the company's management strength, financial health, and growth potential in determining a company's private market value. We place an emphasis on company management, even meeting with management in certain situations. Finally, we focus on the long-term strategic direction of the company. We then compare the private market value as determined by these factors to the company's public market capitalization, and invest in the securities of those companies where we believe there is a significant gap between the two.

We may sell an investment when its price no longer compares favorably with the company's private market value. In addition, we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                            COMMON STOCK FUND 51

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Currency Hedging Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 52 COMMON STOCK FUND

DISCOVERY FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
James M. Leach, CFA
Thomas J. Pence, CFA

FUND INCEPTION:
12/31/1987
INVESTOR CLASS:
Ticker: STDIX
Fund Number: 3217

INVESTMENT OBJECTIVE
The Discovery Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's total assets in equity securities of small- and medium- capitalization companies; and

o up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest in equity securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth. We define small- and medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap (Reg. TM) Index, which was $12.2 billion as of May 30, 2009, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. We typically use a discounted cash flow model to assess a firm's intrinsic value in order to set price objectives. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (I.E. our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity. We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                               DISCOVERY FUND 53

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Growth Style Investment Risk
   o Issuer Risk

   o Leverage Risk
   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 54 DISCOVERY FUND

ENTERPRISE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
James M. Leach, CFA
Thomas J. Pence, CFA

FUND INCEPTION:
09/30/1998
INVESTOR CLASS:
Ticker: SENTX
Fund Number: 3251

INVESTMENT OBJECTIVE
The Enterprise Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of medium-capitalization companies; and

o up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest in equity securities of companies of any size, although we invest principally in the equity securities of medium-capitalization companies. We define medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap (Reg. TM) Index, which was $12.2 billion as of May 30, 2009, and is expected to change frequently. We may also invest in foreign securities through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. We typically use a discounted cash flow model to assess a firm's intrinsic value in order to set price objectives. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (I.E., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity. We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                              ENTERPRISE FUND 55

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Growth Style Investment Risk
   o Issuer Risk

   o Leverage Risk
   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 56 ENTERPRISE FUND

MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
James M. Tringas, CFA, CPA
Bryant VanCronkhite, CFA, CPA

FUND INCEPTION:
12/31/1998
INVESTOR CLASS:
Ticker: SMCDX
Fund Number: 3255

INVESTMENT OBJECTIVE
The Mid Cap Disciplined Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of medium-capitalization companies; and

o up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of medium-capitalization companies which we define as securities of companies with market capitalizations within the range of the Russell Midcap (Reg. TM) Index. The market capitalization range of the Russell Midcap Index (Reg. TM) was $829 million to $12.2 billion, as of May 30, 2009, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We seek to take advantage of opportunities in the market created by investors who primarily focus on the short-term prospects of companies. To identify these opportunities, we follow a bottom-up investment process that focuses on three key elements - right company, right price, and right time. First, the right companies are defined as those that have solid assets with manageable debt levels in good industries. Secondly, we seek to buy these companies at the right price. To determine the right price, we carefully evaluate the potential upside reward as well as the potential downside risk in order to arrive at a reward/risk profile for every company considered. Lastly, we seek to buy these companies at the right time, which is typically when the prevailing market sentiment is low. We believe buying securities of a company when the prevailing sentiment is low allows us to limit the potential downside risk and allows us to participate in the potential upside price appreciation if the business fundamentals of the company improve. We consider selling a security when it appreciates to our target price without changes to the fundamentals of the underlying company, when the fundamentals deteriorate, when the security is forced out of the portfolio by a better idea, or when sentiment improves significantly. We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                     MID CAP DISCIPLINED FUND 57

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Currency Hedging Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk
   o Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 58 MID CAP DISCIPLINED FUND

MID CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Jerome "Cam" Philpott, CFA
Stuart Roberts

FUND INCEPTION:
12/30/1994
INVESTOR CLASS:
Ticker: WFMZX
Fund Number: 3282

INVESTMENT OBJECTIVE
The Mid Cap Growth Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of medium-capitalization companies.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of medium-capitalization companies that we believe have above-average growth potential. We define medium-capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap (Reg. TM) Index, which was $12.2 billion as of May 30, 2009, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We focus our investment strategy on identifying and investing in medium-capitalization companies that we believe continue to provide consistent growth potential. We build the Fund's portfolio from the bottom-up selecting medium-capitalization companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio. We use a variety of criteria specific to a given portfolio security to determine when we may potentially sell such security so that we avoid reacting to pressure caused by volatility in the broad mid cap market. Such criteria may include a security reaching our target price,(potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines). We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                          MID CAP GROWTH FUND 59

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Growth Style Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 60 MID CAP GROWTH FUND

OPPORTUNITY FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
Ann M. Miletti

FUND INCEPTION:
12/31/1985
INVESTOR CLASS:
Ticker: SOPFX
Fund Number: 3212

INVESTMENT OBJECTIVE
The Opportunity Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o  at least 80% of the Fund's total assets in equity securities; and

o up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of medium-capitalization companies, which we define as those within the range of market capitalizations of companies in the Russell Midcap (Reg. TM) Index. The range of the Russell
Midcap (Reg. TM) Index was $829 million to $12.2 billion as of May 30, 2009, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

We invest in equity securities of medium-capitalization companies that we believe are under-priced yet have attractive growth prospects. Our analysis is based on the determination of a company's "private market value," which is the price an investor would be willing to pay for the entire company. We determine a company's private market value based upon several types of analysis. We carry out a fundamental analysis of a company's cash flows, asset valuations, competitive situation and industry specific factors. We also gauge the company's management strength, financial health, and growth potential in determining a company's private market value. We place an emphasis on a company's management, even meeting with management in certain situations. Finally, we focus on the long-term strategic direction of a company. We then compare the private market value as determined by these factors to the company's public market capitalization, and invest in the equity securities of those companies where we believe there is a significant gap between the two.

We may sell an investment when its market price no longer compares favorably with the company's private market value. In addition, we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                             OPPORTUNITY FUND 61

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Currency Hedging Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 62 OPPORTUNITY FUND

SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
James M. Tringas, CFA, CPA
Bryant VanCronkhite, CFA, CPA

FUND INCEPTION:
03/28/2002
INVESTOR CLASS:
Ticker: SCOVX
Fund Number: 3205

INVESTMENT OBJECTIVE
The Small Cap Disciplined Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of small-capitalization companies; and

o up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in small-capitalization companies that we believe are undervalued relative to the market based on discounted cash flows, earnings and asset value. We define small-capitalization companies as companies whose market capitalizations are substantially similar to those of companies in the Russell 2500TM Index. The range of the Russell 2500TM Index was $78 million to $3.9 billion, as of May 30, 2009, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We seek to take advantage of opportunities in the market created by investors who primarily focus on the short-term prospects of companies. To identify these opportunities, we follow a bottom-up investment process that focuses on three key elements - right company, right price, and right time. First, the right companies are defined as those that have solid assets with manageable debt levels in good industries. Secondly, we seek to buy these companies at the right price. To determine the right price, we carefully evaluate the potential upside reward as well as the potential downside risk in order to arrive at a reward/risk profile for every company considered. Lastly, we seek to buy these companies at the right time, which is typically when the prevailing market sentiment is low. We believe buying securities of a company when the prevailing sentiment is low allows us to limit the potential downside risk and allows us to participate in the potential upside price appreciation if the business fundamentals of the company improve. We consider selling a security when it appreciates to our target price without changes to the fundamentals of the underlying company, when the fundamentals deteriorate, when the security is forced out of the portfolio by a better idea, or when sentiment improves significantly. We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                   SMALL CAP DISCIPLINED FUND 63

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Currency Hedging Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk
   o Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 64 SMALL CAP DISCIPLINED FUND

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Jerome "Cam" Philpott, CFA
Stuart Roberts

FUND INCEPTION:
07/13/1990
INVESTOR CLASS:
Ticker: WFSZX
Fund Number: 3284
(THIS FUND IS CLOSED TO NEW INVESTORS.)

INVESTMENT OBJECTIVE
The Small Cap Growth Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of small-capitalization companies that we believe have above-average growth potential. We define small-capitalization companies as those with market capitalizations at the time of purchase of less than $2 billion. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We focus our investment strategy on identifying and investing in rapidly growing small-capitalization companies that are in an early or transitional stage of their development, before their potential is discovered by the market. We build the Fund's portfolio by selecting companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio. We use a variety of criteria specific to a portfolio security to determine when we may potentially sell such security to avoid reacting to pressure caused by volatility in the broad small cap market. Such criteria may include a security reaching our target price (potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines). We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                        SMALL CAP GROWTH FUND 65

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Growth Style Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 66 SMALL CAP GROWTH FUND

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
I. Charles Rinaldi

FUND INCEPTION:
12/31/1997
INVESTOR CLASS:
Ticker: SSMVX
Fund Number: 3246
(THIS FUND IS CLOSED TO NEW INVESTORS).

INVESTMENT OBJECTIVE
The Small Cap Value Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of small-capitalization companies; and

o up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was $78 million to $3.9 billion, as of May 30, 2009, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from
(call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                         SMALL CAP VALUE FUND 67

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Currency Hedging Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk
   o Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 68 SMALL CAP VALUE FUND

SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
Erik C. Astheimer
I. Charles Rinaldi
Michael Schneider, CFA

FUND INCEPTION:
03/28/2002
INVESTOR CLASS:
Ticker: SMMVX
Fund Number: 3207

INVESTMENT OBJECTIVE
The Small/Mid Cap Value Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies; and

o up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of small-and medium capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was $78 million to $3.9 billion, as of May 30, 2009, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options,meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future.Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small- and medium-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small and medium capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                     SMALL/MID CAP VALUE FUND 69

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Currency Hedging Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk
   o Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

 70 SMALL/MID CAP VALUE FUND

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

ACTIVE TRADING RISK           Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains, which are taxable to you as ordinary income when distributed by the Fund.

COUNTER-PARTY RISK            When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the
                              Fund is exposed to the risk that the other party will not fulfill its contractual obligation.
                              Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

CURRENCY HEDGING RISK         An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange. To manage currency exposure, a Fund may purchase currency futures or enter into forward currency contracts to "lock in" the U.S. dollar price of the security. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future price set at the time of the contract. Similar to a forward currency contract, currency futures contracts are standardized for the convenience of market participants and quoted on an exchange. To reduce the risk of one party to the contract defaulting, the accrued profit or loss from a futures contract is calculated and paid on a daily basis rather than on the maturity of the contract.

DERIVATIVES RISK              The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate.
                              For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.


                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 71

FOREIGN INVESTMENT RISK       Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

GROWTH STYLE INVESTMENT RISK  Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

ISSUER RISK                   The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

LEVERAGE RISK                 Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

LIQUIDITY RISK                A security may not be sold at the time desired or without adversely affecting the price.

MANAGEMENT RISK               We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.


 72 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

MARKET RISK                   The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets.
                              The value or liquidity of a security may decline or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously.

REGULATORY RISK               Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

SMALLER COMPANY SECURITIES    Securities of companies with smaller market capitalizations tend to be more volatile and less
RISK                          liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

VALUE STYLE INVESTMENT RISK   Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.


                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 73

PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

A description of the WELLS FARGO ADVANTAGE FUNDS' policies and procedures with respect to disclosure of the WELLS FARGO ADVANTAGE FUNDS' portfolio holdings is available in the Funds' Statement of Additional Information and on the WELLS FARGO ADVANTAGE FUNDS' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

 74 PORTFOLIO HOLDINGS INFORMATION

ORGANIZATION AND MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

THE INVESTMENT ADVISER
Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds' semi-annual report for the fiscal half-year ended April 30, 2009.

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

THE SUB-ADVISERS AND PORTFOLIO MANAGERS
The following sub-advisers and portfolio managers perform day-to-day investment management activities for the Funds. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 75

--------------------------------------------------------------------------------
COOKE & BIELER, L.P. (Cooke & Bieler), a Pennsylvania limited partnership, is located at 1700 Market Street, Philadelphia, PA 19103. Cooke & Bieler is the sub-adviser for the C&B Mid Cap Value Fund. Accordingly, Cooke & Bieler is responsible for the day-to-day investment management activities of the C&B Mid Cap Value Fund. Cooke & Bieler is a registered investment adviser that provides investment management services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1951.

The following portfolio managers work as a team, each having equal responsibility and accountability in managing the C&B Mid Cap Value Fund, with no limitations on their respective roles. Each portfolio manager's responsibilities include the generation of investment ideas as well as research and monitoring of stock valuation and performance. The impact of each portfolio manager's investment decisions on the overall portfolio is closely monitored by all portfolio managers on the team.

KERMIT S. ECK, CFA            Mr. Eck is jointly responsible for managing the C&B Mid Cap Value Fund, which he has
C&B Mid Cap Value Fund        managed, along with its predecessor, since 1998. Mr. Eck joined Cooke & Bieler in 1992 where he currently serves as a partner, portfolio manager and research analyst.
                              Education: B.S., Computer Science, Montana State University; M.B.A., Stanford
                              University.
DAREN C. HEITMAN, CFA         Mr. Heitman is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund        has managed since 2005. Mr. Heitman joined Cooke & Bieler in 2005, and currently serves as a partner, research analyst, and portfolio manager. Before joining Cooke &
                              Bieler, Mr. Heitman was with Schneider Capital Management as a senior analyst from
                              2000 until 2005. Education: B.S., Finance, Iowa State University; M.B.A., University of
                              Chicago.
STEVE LYONS, CFA              Mr. Lyons is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund        has managed since 2009. Mr. Lyons currently serves as a Principal Analyst and Portfolio
                              Manager. He has been with Cooke & Bieler since 2006. Prior to business school, Mr.
                              Lyons worked in the
                              investment services industry specializing in private equity and business valuation.
                              Education: B.S. Finance, Arizona State University; M.B.A., University of Chicago.
MICHAEL M. MEYER, CFA         Mr. Meyer is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund        has managed since 1998. Mr. Meyer joined Cooke & Bieler in 1993 where he is currently a partner, portfolio manager and research analyst. Education: B.A., Economics, Davidson
                              College; M.B.A., Wharton School of Business.
EDWARD W. O'CONNOR, CFA       Mr. O'Connor is jointly responsible for managing the C&B Mid Cap Value Fund, which
C&B Mid Cap Value Fund        he has managed since 2002. Mr. O'Connor joined Cooke & Bieler in 2002, where he is currently a partner, portfolio manager and research analyst. Prior to joining Cooke &
                              Bieler, Mr. O'Connor was with Cambiar Investors where he served as an equity analyst and portfolio manager and participated in Cambiar's 2001 management buyout.
                              Education: B.A., Economics and Philosophy, Colgate University; M.B.A., University of
                              Chicago.
R. JAMES O'NEIL, CFA          Mr. O'Neil is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund        has managed since 1998. Mr. O'Neil joined Cooke & Bieler in 1988 where he is currently a partner, portfolio manager and research analyst. Education: B.A., Economics, Colby
                              College; M.B.A., Harvard School of Business.

 76 ORGANIZATION AND MANAGEMENT OF THE FUNDS

MEHUL TRIVEDI, CFA            Mr. Trivedi is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund        has managed since 1998. He joined Cooke & Bieler in 1998, where he is currently a partner, portfolio manager and research analyst. Education: B.A., International
                              Relations, University of Pennsylvania; B.S., Economics, Wharton School of Business;
                              M.B.A., Wharton School of Business.

                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 77

--------------------------------------------------------------------------------
WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Common Stock, Discovery, Enterprise, Mid Cap Disciplined, Mid Cap Growth, Opportunity, Small Cap Disciplined, Small Cap Growth, Small Cap Value, and Small/Mid Cap Value Funds. Accordingly, Wells Capital Management is responsible for the day-to-WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Common Stock, Discovery, Enterprise, Mid Cap Disciplined, Mid Cap Growth, Opportunity, Small Cap Disciplined, Small Cap Growth, Small Cap Value, and Small/Mid Cap Value Funds. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of these Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

ERIK C. ASTHEIMER             Mr. Astheimer is jointly responsible for managing the Small/Mid Cap Value Fund, which
Small/Mid Cap Value Fund      he has managed since 2008. Mr. Astheimer serves as a senior research analyst and co-portfolio manager for the Value Equity team at Wells Capital Management. Prior to joining Wells Capital Management, Mr. Astheimer served as senior analyst at Strong
                              Capital Management Inc. (SCM), which he joined in 2004. Prior to SCM, he worked at
                              Gabelli & Co. as a research analyst. Before that, he was a financial analyst at Salomon
                              Smith Barney in their investment banking department. During his final year with the firm, his assignments were undertaken in the Asia-Pacific region. Education: B.A.,
                              Finance, Duquesne University.
JAMES M. LEACH, CFA           Mr. Leach is jointly responsible for managing the Discovery Fund, which he has
Discovery Fund                managed since 2003, and the Enterprise Fund, which he has managed since 2007. Mr.
Enterprise Fund               Leach joined Wells Capital Management in 2005 as a portfolio manager. Prior to joining
                              Wells Capital Management, he was a portfolio manager at Strong Capital Management,
                              Inc. since October 2000. Education: B.S., Mechanical Engineering, University of
                              California at Santa Barbara; M.B.A., Finance, New York University-Stern School of
                              Business.
ANN M. MILETTI                As Lead Portfolio Manager for the Common Stock Fund and the Opportunity Fund, Ms.
Common Stock Fund             Miletti is responsible for managing the Common Stock Fund and the Opportunity
Opportunity Fund              Fund, with principal responsibility for the day-to-day management and decision making for the Common Stock Fund and the Opportunity Fund. She had previously jointly managed the Common Stock Fund, the Opportunity Fund and its predecessor fund as Co-Portfolio Manager with Richard T. Weiss from 2001 until 2008. Ms. Miletti joined Wells Capital Management in 2005 as a portfolio manager. Prior to joining Wells
                              Capital Management, she was with Strong Capital Management, Inc. since 1991. From
                              August 1998 to September 2001, Ms. Miletti was an associate manager of equity accounts. Education: B.A., Education, University of Wisconsin.
THOMAS J. PENCE, CFA          Mr. Pence is jointly responsible for managing the Discovery Fund, which he has
Discovery Fund                managed since 2001, and the Enterprise Fund, which he has managed since 2000. Mr.
Enterprise Fund               Pence joined Wells Capital Management in 2005 as a portfolio manager. Prior to joining
                              Wells Capital Management, he was a portfolio manager at Strong Capital Management,
                              Inc. since October 2000. Education: B.S., Business, Indiana University; M.B.A., Finance,
                              University of Notre Dame.
JEROME "CAM" PHILPOTT, CFA    Mr. Philpott is jointly responsible for managing the Mid Cap Growth Fund, which he has
Mid Cap Growth Fund           managed since 2001, and the Small Cap Growth Fund, which he has managed, along
Small Cap Growth Fund         with its predecessor fund, since 1993. He joined Wells Capital Management in 2003 as a portfolio manager. Prior to joining Wells Capital Management, Mr. Philpott was a portfolio manager with Montgomery Asset Management, which he joined in 1991 as an analyst for the Small Cap Equity team. Education: B.A., Economics, Washington and
                              Lee University; M.B.A., Darden School - University of Virginia.

 78 ORGANIZATION AND MANAGEMENT OF THE FUNDS

I. CHARLES RINALDI            Mr. Rinaldi is responsible for managing the Small Cap Value Fund and the Small/Mid
Small Cap Value Fund          Cap Value Fund, both of which he has managed, along with their predecessor funds,
Small/Mid Cap Value Fund      since 1997. Mr. Rinaldi joined Wells Capital Management in 2005 as senior portfolio manager responsible for day-to-day management of its small value and small/mid cap value strategies. Prior to joining Wells Capital Management, he was a portfolio manager with Strong Capital Management, Inc. since 1997. Education: B.A., Biology, St.
                              Michael's College; M.B.A., Finance, Babson College.
STUART ROBERTS                Mr. Roberts is jointly responsible for managing the Mid Cap Growth Fund, which he has
Mid Cap Growth Fund           managed since 2001, and the Small Cap Growth Fund, which he has managed, along
Small Cap Growth Fund         with its predecessor, since its inception in 1990. Mr. Roberts joined Wells Capital
                              Management in 2003 as a portfolio manager. Prior to joining Wells Capital
                              Management, he was a senior portfolio manager with Montgomery Asset
                              Management (Montgomery) for the Small Cap Growth Fund. In 2001, he became a co-portfolio manager for the Mid Cap Growth Fund. Prior to joining Montgomery, Mr.
                              Roberts was vice president and portfolio manager at Founders Asset Management, where he was responsible for three separate growth oriented small-cap mutual funds.
                              Education: B.A., Economics, Bowdoin College; M.B.A., University of Colorado.
MICHAEL SCHNEIDER, CFA        Mr. Schneider is jointly responsible for managing the Small/Mid Cap Value Fund, which
Small/Mid Cap Value Fund      he has managed since 2008. Mr. Schneider serves as a senior research analyst and co-portfolio manager for the Value Equity team at Wells Capital Management. Prior to joining Wells Capital Management, Mr. Schneider worked as a research analyst at
                              Gabelli & Co., Standard & Poor's, and R.L Renck & Co., Inc. Education: B.S., Finance, St.
                              John's University; M.B.A., Business Administration, Columbia Business School.
JAMES M. TRINGAS, CFA, CPA    Mr. Tringas is jointly responsible for managing the Wells Fargo Advantage Small Cap
Mid Cap Disciplined Fund      Disciplined Fund and the Wells Fargo Advantage Mid Cap Disciplined Fund, both of
Small Cap Disciplined Fund    which he has managed since 2009, when he became a co-portfolio manager at Wells
                              Capital Management. Mr. Tringas is also Managing Director and Senior Portfolio
                              Manager with the Small Cap Value team of Evergreen Investment Management
                              Company's ("EIMC") Equity Management group. Mr. Tringas has been with EIMC or one of its predecessor firms since 1994. Mr. Tringas has been awarded the use of the
                              Chartered Financial Analyst (CFA) designation by the CFA Institute. He is also a Certified
                              Public Accountant; he received his CPA license from the State of Florida in 1991. He received both a Bachelor of Science (1988) and a Master of Science (1990) in
                              accounting from the University of Florida.
BRYANT VANCRONKHITE, CFA,     Bryant VanCronkhite is jointly responsible for managing the Mid Cap Disciplined and
CPA                           Small Cap Disciplined Funds, both of which he has managed since 2009, when he
Mid Cap Disciplined Fund      became a co-portfolio Manager with the Disciplined Value Equity Team at Wells Capital
Small Cap Disciplined Fund    Management. Prior to his current role, he was a senior research analyst on the
                              Disciplined Value Equity Team from 2004 to 2009. Prior to joining Wells Capital
                              Management, Mr. VanCronkhite was a mutual fund accountant for Strong Capital
                              Management. Education: B.S. and M.P.A. in Professional Accountancy, University of
                              Wisconsin - Whitewater.

                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 79

DORMANT MULTI-MANAGER ARRANGEMENT
The Board has adopted a "multi-manager" arrangement for each Fund. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

 80 ORGANIZATION AND MANAGEMENT OF THE FUNDS

COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING PLAN
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

ADDITIONAL PAYMENTS TO DEALERS
In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the WELLS FARGO ADVANTAGE FUNDS website at www.wellsfargo.com/advantagefunds.

                     COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS 81

PRICING FUND SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange
(NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. Each Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

 82 PRICING FUND SHARES

HOW TO OPEN AN ACCOUNT
--------------------------------------------------------------------------------

You can open a WELLS FARGO ADVANTAGE FUNDS account through any of the following means:

   o directly with the Fund. Complete a WELLS FARGO ADVANTAGE FUNDS application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

   o through a brokerage account with an approved selling agent; or

   o through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

                                                       HOW TO OPEN AN ACCOUNT 83

HOW TO BUY SHARES
--------------------------------------------------------------------------------

This section explains how you can buy shares directly from WELLS FARGO ADVANTAGE FUNDS. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

 MINIMUM INVESTMENTS              INITIAL PURCHASE                                   SUBSEQUENT PURCHASES
--------------------------------- -------------------------------------------------- -------------------------------------
 Regular accounts                 $2,500                                             $100
 IRAs, IRA rollovers, Roth IRAs   $1,000                                             $100
 UGMA/UTMA accounts               $1,000                                              $50
 Employer Sponsored               no minimum                                         no minimum
 Retirement Plans
 BUYING SHARES                    OPENING AN ACCOUNT                                 ADDING TO AN ACCOUNT
--------------------------------- -------------------------------------------------- -------------------------------------
 By Internet                      You may open an account online and fund            o To buy additional shares or buy
---------------------------------
                                  your account with an Electronic Funds              shares of a new Fund, visit
                                  Transfer from your bank account, by Federal        www.wellsfargo.com/
                                  Wire, or by sending us a check. Initial            advantagefunds.
                                  investments made on line are limited to            o Subsequent online purchases
                                  $25,000. Visit www.wellsfargo.com/                 have a minimum of $100 and a
                                  advantagefunds.                                    maximum of $100,000. You may
                                  -------
                                                                                     be eligible for an exception to
                                                                                     this maximum. Please call
                                                                                     Investor Services at
                                                                                     1-800-222-8222 for more
                                                                                     information.
                                                                                     -----
 By Mail                          o Complete and sign your account                   o Enclose a voided check (for
---------------------------------
                                  application.                                       checking accounts) or a deposit
                                  o Mail the application with your check made        slip (savings accounts).
                                  payable to the Fund to Investor Services at:       Alternatively, include a note
                                                                                     with your name, the Fund name,
                                                    REGULAR MAIL
                                  --------------------------------------------------
                                                                                     and your account number.
                                            WELLS FARGO ADVANTAGE FUNDS
                                                                                     o Mail the deposit slip or note
                                                   P.O. Box 8266
                                                                                     with your check made payable
                                               Boston, MA 02266-8266
                                                                                     to the Fund to the address on
                                                   OVERNIGHT ONLY                    the left.
                                  -------------------------------------------------- -------------------------------------
                                            WELLS FARGO ADVANTAGE FUNDS
                                         c/o Boston Financial Data Services
                                                    30 Dan Road
                                               Canton, MA 02021-2809
                                  --------------------------------------------------
 By Telephone                     A new account may not be opened by                 To buy additional shares or to buy
---------------------------------
                                  telephone unless you have another Wells            shares of a new Fund call:
                                  Fargo Advantage Fund account with your             o Investor Services at
                                  bank information on file. If you do not            1-800-222-8222 or
                                  currently have an account, refer to the section    o 1-800-368-7550 for the
                                  on buying shares by mail or wire.                  automated phone system.
                                  -------------------------------------------------- -------------------------------------

 84 HOW TO BUY SHARES

 BUYING SHARES
-----------------------------------------------------------------------------------------------------------------
                           OPENING AN ACCOUNT                             ADDING TO AN ACCOUNT
                           ---------------------------------------------- ---------------------------------------
 In Person                 Investors are welcome to visit the Investor    See instructions shown to the left.
--------------------------                                                --------------------------------------
                           Center in person to ask questions or conduct
                           any Fund transaction. The Investor Center is
                           located at 100 Heritage Reserve,
                           Menomonee Falls, Wisconsin 53051.
                           ----------------------------------------------
 By Wire                   o Complete, sign and mail your account         To buy additional shares, instruct
--------------------------
                           application (refer to the section on buying    your bank or financial institution to
                           shares by mail)                                use the same wire instructions
                           o Provide the following instructions to your   shown to the left.
                                                                          --------------------------------------
                           financial institution:
                           State Street Bank & Trust
                           Boston, MA
                           Bank Routing Number: ABA 011000028
                           Wire Purchase Account: 9905-437-1
                           Attention: WELLS FARGO ADVANTAGE FUNDS
                           (Name of Fund, Account
                           Number and any applicable
                           share class)
                           Account Name: Provide your
                           name as registered on the
                           Fund account
                           ----------------------------------------------
 Through Your Investment   Contact your investment representative.        Contact your investment
                           ----------------------------------------------
 Representative                                                           representative.
--------------------------                                                --------------------------------------

GENERAL NOTES FOR BUYING SHARES

   o PROPER FORM. If the transfer agent receives your application in proper order before the close of the NYSE, your transactions will be priced at that day's NAV. If your application is received after the close of trading on the NYSE, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request. You are eligible to earn distributions beginning on the business day after the transfer agent receives your application in proper form.

   o U.S. DOLLARS ONLY. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks.

   o INSUFFICIENT FUNDS. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid.

   o NO FUND NAMED. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

   o RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

   o MINIMUM INITIAL AND SUBSEQUENT INVESTMENT WAIVERS. We allow a reduced minimum initial investment of $100 if you sign up for at least a $100 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart, we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

                                                            HOW TO BUY SHARES 85

HOW TO SELL SHARES
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with WELLS FARGO ADVANTAGE FUNDS. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

 SELLING SHARES   TO SELL SOME OR ALL OF YOUR SHARES
----------------- ----------------------------------------------------------------------
 By Internet      Visit our Web site at www.wellsfargo.com/advantagefunds.
-----------------
                  Redemptions requested online are limited to a maximum of
                  $100,000. You may be eligible for an exception to this maximum.
                  Please call Investor Services at 1-800-222-8222 for more
                  information.
                  ----------------------------------------------------------------------
 By Mail          o Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the
                  dollar amount you wish to receive (or write "Full Redemption"
                  to redeem your remaining account balance) to the address
                  below.
                  o Make sure all account owners sign the request exactly as their names appear on the account application.
                  o  A medallion guarantee may be required under certain
                  circumstances (see "General Notes for Selling Shares").
                                                   REGULAR MAIL
----------------- ----------------------------------------------------------------------
                                       WELLS FARGO ADVANTAGE FUNDS
                                              P.O. Box 8266
                                          Boston, MA 02266-8266
                                             OVERNIGHT ONLY
                  ----------------------------------------------------------------------
                                       WELLS FARGO ADVANTAGE FUNDS
                                   c/o Boston Financial Data Services
                                               30 Dan Road
                                          Canton, MA 02021-2809
                  ----------------------------------------------------------------------
 By Wire          o To arrange for a Federal Funds wire, call 1-800-222-8222.
-----------------
                  o Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.
                  o Wire requests are sent to your bank account next business day if your request to redeem is received before the NYSE close.
                  o There is a $10 fee for each request.
                  ----------------------------------------------------------------------
 In Person        Investors are welcome to visit the Investor Center in person to ask
-----------------
                  questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls,
                  Wisconsin 53051.
                  ----------------------------------------------------------------------

 86 HOW TO SELL SHARES

 SELLING SHARES                          TO SELL SOME OR ALL OF YOUR SHARES
---------------------------------------- ------------------------------------------------------------------
 By Telephone /                          o Call an Investor Services representative at 1-800-222-8222 or
 Electronic Funds Transfer (EFT)         use the automated phone system 1-800-368-7550.
----------------------------------------
                                         o Telephone privileges are automatically made available to you unless you specifically decline them on your account
                                         application or subsequently in writing.
                                         o Redemption requests may not be made by phone if the
                                         address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).
                                         o A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days)
                                         or transferred to a linked bank account.
                                         o Transfers made to a Wells Fargo Bank account are made
                                         available sooner than transfers to an unaffiliated institution.
                                         o Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money
                                         market funds, and next day for all other WELLS FARGO ADVANTAGE
                                         FUNDS.
                                         o Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.
                                         NOTE: Telephone transactions such as redemption requests
                                         made over the phone generally require only one of the
                                         account owners to call unless you have instructed us
                                         otherwise.
                                         -----------------------------------------------------------------
 Through Your Investment Representative  Contact your investment representative.

---------------------------------------- -----------------------------------------------------------------

GENERAL NOTES FOR SELLING SHARES

   o PROPER FORM. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares. Requests received before the cutoff time are processed on the same business day.

   o FORM OF REDEMPTION PROCEEDS. You may request that your redemption proceeds be sent to you by check, by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

   o WIRE FEES. Typically, there is a $10 fee for wiring funds, however we reserve the right to waive any such fee for shareholders with account balances in excess of $100,000. Please contact your bank to find out about any charges they may assess for an incoming wire transfer.

                                                           HOW TO SELL SHARES 87

   o TELEPHONE/INTERNET REDEMPTIONS. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet. We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.

   o RIGHT TO DELAY PAYMENT. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

   o RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.

   o MEDALLION GUARANTEES. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

 88 HOW TO SELL SHARES

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

o In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (I.E., a Fund not closed to new accounts).

o An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

o You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

o Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

o If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new
   Fund, unless your balance has fallen below that amount due to investment performance.

o Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This modified policy will not apply to:

o  Money market funds;

o  Ultra-short funds;

o  Purchases of shares through dividend reinvestments;

                                                       HOW TO EXCHANGE SHARES 89

o Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

o Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

o Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

o Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

o Purchases below $5,000 (including purchases that are part of an exchange transaction).

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management's analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plans and registered funds of funds.

 90 HOW TO EXCHANGE SHARES

ACCOUNT POLICIES
--------------------------------------------------------------------------------

AUTOMATIC PLANS
These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

o AUTOMATIC INVESTMENT PLAN - With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

o AUTOMATIC EXCHANGE PLAN - With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the "How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

o SYSTEMATIC WITHDRAWAL PLAN - With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:
   o must have a Fund account valued at $10,000 or more;
   o must request a minimum redemption of $100;
   o must have your distributions reinvested; and
   o may not simultaneously participate in the Automatic Investment Plan.

o PAYROLL DIRECT DEPOSIT - With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

RETIREMENT ACCOUNTS
We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

o  Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

o  Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

SMALL ACCOUNT REDEMPTIONS
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

                                                             ACCOUNT POLICIES 91

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

ELECTRONIC DELIVERY OF FUND DOCUMENTS
You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Funds' Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Funds' Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

TRANSACTION AUTHORIZATIONS
Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor WELLS FARGO ADVANTAGE FUNDS will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

 92 ACCOUNT POLICIES

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Funds generally make distributions of any net investment income and any realized net capital gains at least annually. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.

We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

o AUTOMATIC REINVESTMENT OPTION - Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

o CHECK PAYMENT OPTION - Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

o BANK ACCOUNT PAYMENT OPTION - Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

o DIRECTED DISTRIBUTION PURCHASE OPTION - Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

                                                                DISTRIBUTIONS 93

TAXES
--------------------------------------------------------------------------------

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

 94 TAXES

ADDITIONAL PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

This section contains additional information regarding performance of the Funds. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

INDEX DESCRIPTIONS
The "Average Annual Total Returns" table in each Fund's Fund Summary compares the Fund's returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

RUSSELL 2000 GROWTH (Reg. TM) INDEX    The Russell 2000 (Reg. TM) Growth Index measures the performance of those Russell 2000
                                       (Reg. TM) companies with higher price-to-book ratios and higher forecasted growth values.
RUSSELL 2000 (Reg. TM) VALUE INDEX     The Russell 2000 (Reg. TM) Value Index measures the performance of those Russell 2000
                                       (Reg. TM) companies with lower price-to-book ratios and lower forecasted growth values.
RUSSELL 2500TM INDEX                   The Russell 2500TM Index measures the performance of the 2,500 smallest companies in the
                                       Russell 3000 (Reg. TM) Index, which represents approximately 16% of the total market capitalization of the Russell 3000 (Reg. TM) Index.
RUSSELL 2500TM GROWTH INDEX            The Russell 2500TM Growth Index measures the performance of those Russell 2500TM companies with higher price-to-book ratios and higher forecasted growth values.
RUSSELL 2500TM VALUE INDEX             The Russell 2500TM Value Index measures the performance of those Russell 2500TM companies with lower price-to-book ratios and lower forecasted growth values.
RUSSELL MIDCAP (Reg. TM) INDEX         The Russell Midcap (Reg. TM) Index measures the performance of the 800 smallest companies in the Russell 1000 (Reg. TM) Index, which represent approximately 25% of the total market capitalization of the Russell 1000 (Reg. TM) Index.
RUSSELL MIDCAP (Reg. TM) GROWTH        The Russell Midcap (Reg. TM) Growth Index measures the performance of those Russell
INDEX                                  Midcap (Reg. TM) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 (Reg. TM) Growth Index.
RUSSELL MIDCAP (Reg. TM) VALUE INDEX   The Russell Midcap (Reg. TM) Value Index measures the performance of those Russell
                                       Midcap (Reg. TM) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 (Reg. TM) Value Index.

                                           ADDITIONAL PERFORMANCE INFORMATION 95

SHARE CLASS PERFORMANCE
The performance history of share classes of certain Funds is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

   o C&B MID CAP VALUE FUND - INVESTOR CLASS SHARES. Investor Class shares incepted on February 18, 1998. Effective June 20, 2008, Class D was renamed Investor Class and modified to assume the features and attributes of the Investor Class.

   o COMMON STOCK FUND - INVESTOR CLASS SHARES. Investor Class shares incepted on December 29, 1989. Effective June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class.

   o MID CAP GROWTH FUND - INVESTOR CLASS SHARES. Investor Class shares incepted on April 11, 2005. Effective, June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class. Performance shown prior to the inception of the Investor Class reflects the performance of Class A shares, adjusted to reflect Class Z expenses.

   o SMALL CAP GROWTH FUND - INVESTOR CLASS SHARES. Investor Class shares incepted on April 11, 2005. Effective June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class. Performance shown prior to April 11, 2005, for the Investor Class shares reflects the performance of the Class A shares, adjusted to reflect Class Z expenses.

   o SMALL CAP VALUE FUND - INVESTOR CLASS SHARES. Investor Class shares incepted on December 31, 1997. Effective June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. Each Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

 96 ADDITIONAL PERFORMANCE INFORMATION

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables are intended to help you understand each Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period. The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, a copy of which is available upon request.

                                                         FINANCIAL HIGHLIGHTS 97

C&B MID CAP VALUE FUND
INVESTOR CLASS SHARES - COMMENCED ON FEBRUARY 18, 1998
For a share outstanding throughout each period

                                       OCT. 31,          OCT. 31,          OCT. 31,         OCT. 31,         OCT. 31,
 FOR THE PERIOD ENDED:                  2009              2008             2007/1/          2006/1/          2005/1/
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                    $21.89            $23.86           $20.79           $18.89
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                           0.20/2/           0.06/2/          0.08/2/            (0.07)
  Net realized and unrealized
   gain (loss) on investments                              (6.58)             0.71             4.73             2.55
                                                       ---------         ---------        ---------         --------
  Total from investment
   operations                                              (6.38)             0.77             4.81             2.48
                                                       ---------         ---------        ---------         --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                       (0.06)            (0.08)            0.00             0.00
  Distributions from net
   realized gain                                           (4.11)            (2.66)           (1.74)           (0.58)
                                                       ---------         ---------        ---------         --------
  Total from distributions                                 (4.17)            (2.74)           (1.74)           (0.58)
                                                       ---------         ---------        ---------         --------
 NET ASSET VALUE, END OF PERIOD                           $11.34            $21.89           $23.86           $20.79
                                                       =========         =========        =========         ========
 TOTAL RETURN/3/                                          (34.87)%            3.12%           24.60%           13.29%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                               $185,541           $634,872         $611,237         $469,971
  Ratio of net investment
   income (loss) to average
   net assets/4/                                            1.30%             0.26%            0.35%           (0.27)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/4/                                              1.47%             1.36%            1.40%            1.37%
  Waived fees and reimbursed
   expenses/4/                                             (0.22)%           (0.11)%          (0.15)%          (0.12)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/4/                                     1.25%             1.25%            1.25%            1.25%
  Portfolio turnover rate/5/                                  31%               56%              39%              30%

1 On June 20, 2008, Class D and Class Z were renamed to Investor Class.
2 Calculated based upon average shares outstanding.
3 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 98 FINANCIAL HIGHLIGHTS

COMMON STOCK FUND
INVESTOR CLASS SHARES - COMMENCED ON DECEMBER 29, 1989
For a share outstanding throughout each period

                                     OCT. 31,        OCT. 31,            OCT. 31,              OCT. 31,          OCT. 31,
 FOR THE PERIOD ENDED:                2009            2008               2007/1/              2006/1/           2005/1,2/
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                $23.07              $24.18                $23.25             $22.65
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                       0.00/3/               (0.05)/3/             (0.03)/3/          (0.07)
  Net realized and unrealized
   gain (loss) on investments                          (6.81)               4.05                  4.14               1.05
                                                   ---------            -----------           -----------        --------
  Total from investment
   operations                                          (6.81)               4.00                  4.11               0.98
                                                   ---------            -----------           -----------        --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                   (0.11)               0.00                  0.00               0.00
  Distributions from net
   realized gain                                       (3.61)              (5.11)                (3.18)             (0.38)
  Return of Capital                                    (0.01)               0.00                  0.00               0.00
                                                   ---------            -----------           -----------        --------
  Total distributions                                  (3.73)              (5.11)                (3.18)             (0.38)
                                                   ---------            -----------           -----------        --------
 NET ASSET VALUE, END OF PERIOD                       $12.53              $23.07                $24.18             $23.25
                                                   =========            ===========           ===========        ========
 TOTAL RETURN/4/                                      (34.52)%             19.75%                19.14%              4.42%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                           $564,998            $1,057,463            $991,457          $1,009,088
  Ratio of net investment
   income (loss) to average
   net assets/5/                                        0.00%              (0.23)%               (0.13)%            (0.38)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/5/                                          1.50%               1.54%                 1.51%              1.47%
  Waived fees and reimbursed
   expenses/5/                                         (0.21)%             (0.25)%               (0.22)%            (0.16)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/5/                                 1.29%               1.29%                 1.29%              1.31%
  Portfolio turnover rate/6/                              81%                 58%                   56%                33%

1 On June 20, 2008, Class D and Class Z were renamed to Investor Class.
2 The Fund changed its year end from December 31 to October 31.
3 Calculated based upon average shares outstanding.
4 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
5 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
6 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                         FINANCIAL HIGHLIGHTS 99

DISCOVERY FUND
INVESTOR CLASS SHARES - COMMENCED ON DECEMBER 31, 1987
For a share outstanding throughout each period

                                       OCT. 31,           OCT. 31,              OCT. 31,            OCT. 31,         OCT. 31,
 FOR THE PERIOD ENDED:                  2009               2008                  2007                2006            2005/1/
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                     $28.02                $22.31              $20.84           $21.53
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                              (0.18)/2/             (0.22)/2/           (0.20)           (0.17)
  Net realized and unrealized
   gain (loss) on investments                               (9.37)                 7.09                3.20             0.45
                                                         -----------           -----------         --------         --------
  Total from investment
   operations                                               (9.55)                 6.87                3.00             0.28
                                                         -----------           -----------         --------         --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                         0.00                  0.00                0.00             0.00
  Distributions from net
   realized gain                                            (3.98)                (1.16)              (1.53)           (0.97)
                                                         -----------           -----------         --------         --------
  Total distributions                                       (3.98)                (1.16)              (1.53)           (0.97)
                                                         -----------           -----------         --------         --------
 NET ASSET VALUE, END OF PERIOD                            $14.49                $28.02              $22.31           $20.84
                                                         ===========           ===========         ========         ========
 TOTAL RETURN/4/                                           (39.00)                32.19%              14.96%            1.68%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                                $179,913              $309,759             $218,187         $199,313
  Ratio of net investment
   income (loss) to average
   net assets/5/                                            (0.84)%               (0.89)%             (0.91)%          (1.00)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/5/                                               1.56%                 1.57%               1.58%            1.55%
  Waived fees and reimbursed
   expenses/5/                                              (0.18)%               (0.19)%             (0.20)%          (0.16)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/5/                                      1.38%                 1.38%               1.38%            1.39%
  Portfolio turnover rate/6/                                  153%                  137%                120%             110%

1 The Fund changed its fiscal year-end from December 31 to October 31.
2 Calculated based upon average shares outstanding.
3 Amount calculated is less than $0.005.
4 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
5 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
6 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 100 FINANCIAL HIGHLIGHTS

ENTERPRISE FUND
INVESTOR CLASS SHARES - COMMENCED ON SEPTEMBER 30, 1998
For a share outstanding throughout each period

                                     OCT. 31,         OCT. 31,            OCT. 31,          OCT. 31,          OCT. 31,
 FOR THE PERIOD ENDED:                2009             2008                2007              2006            2005/1/
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                 $37.62              $29.11            $25.43            $24.95
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                          (0.29)/2/           (0.32)/2/         (0.33)            (0.25)/2/
  Net realized and unrealized
   gain (loss) on investments                          (15.77)               8.83              4.01              0.73
                                                     -----------         -----------       --------          -----------
  Total from investment
   operations                                          (16.06)               8.51              3.68              0.48
                                                     -----------         -----------       --------          -----------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                     0.00                0.00              0.00              0.00
  Distributions from net
   realized gain                                         0.00                0.00              0.00              0.00
                                                     -----------         -----------       --------          -----------
  Total distributions                                    0.00                0.00              0.00              0.00
                                                     -----------         -----------       --------          -----------
 NET ASSET VALUE, END OF PERIOD                        $21.56              $37.62            $29.11            $25.43
                                                     ===========         ===========       ========          ===========
 TOTAL RETURN/3/                                       (42.69)%             29.23%            14.47%             1.92%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                            $112,689            $209,651           $192,533         $196,077
  Ratio of net investment
   income (loss) to average
   net assets/4/                                        (0.91)%             (0.96)%           (1.05)%           (1.23)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/4/                                           1.57%               1.59%             1.59%             1.69%
  Waived fees and reimbursed
   expenses/4/                                          (0.04)%             (0.02)%           (0.03)%           (0.04)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/4/                                  1.53%               1.57%             1.56%             1.65%
  Portfolio turnover rate/5/                              179%                117%              118%              116%

1 The Fund changed its fiscal year-end from December 31 to October 31.
2 Calculated based upon average shares outstanding.
3 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                        FINANCIAL HIGHLIGHTS 101

MID CAP DISCIPLINED FUND
INVESTOR CLASS SHARES - COMMENCED ON DECEMBER 31, 1998
For a share outstanding throughout each period

                                       OCT. 31,          OCT. 31,          OCT. 31,         OCT. 31,          OCT. 31,
 FOR THE PERIOD ENDED:                  2009              2008              2007             2006             2005/1/
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                    $23.11            $23.36           $23.23             $22.34
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                              0.14           0.18/2/             0.10          0.00/2,3/
  Net realized and unrealized
   gain (loss) on investments                              (7.23)             1.10             3.45               1.07
                                                        --------         ---------         --------        -----------
  Total from investment
   operations                                              (7.09)             1.28             3.55               1.07
                                                        --------         ---------         --------        -----------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                       (0.17)            (0.12)            0.00               0.00
  Distributions from net
   realized gain                                           (1.88)            (1.41)           (3.42)             (0.18)
                                                        --------         ---------         --------        -----------
  Total distributions                                      (2.05)            (1.53)           (3.42)             (0.18)
                                                        --------         ---------         --------        -----------
 NET ASSET VALUE, END OF PERIOD                           $13.97            $23.11           $23.36             $23.23
                                                        ========         =========         ========        ===========
 TOTAL RETURN/4/                                          (33.19)%            5.58%           17.26%              4.83%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                               $374,417           $839,228         $756,815          $535,900
  Ratio of net investment
   income (loss) to average
   net assets/5/                                            0.67%             0.76%            0.53%              0.02%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/5/                                              1.54%             1.52%            1.54%              1.51%
  Waived fees and reimbursed
   expenses/5/                                             (0.23)%           (0.21)%          (0.23)%            (0.17)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/5/                                     1.31%             1.31%            1.31%              1.34%
  Portfolio turnover rate/6/                                 158%              113%             125%                94%

1 The Fund changed its fiscal year-end from December 31 to October 31.
2 Calculated based upon average shares outstanding.
3 Amount calculated is less than $0.005.
4 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
5 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
6 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 102 FINANCIAL HIGHLIGHTS

MID CAP GROWTH FUND
INVESTOR CLASS SHARES - COMMENCED ON APRIL 11, 2005
For a share outstanding throughout each period

                                     OCT. 31,         OCT. 31,            OCT. 31,         OCT. 31,          OCT. 31,
 FOR THE PERIOD ENDED:                2009             2008              2007/1/           2006/1/         2005/1,2/
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                  $7.68               $6.67            $6.37             $6.50
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                          (0.05)/4/           (0.05)/4/        (0.07)            (0.01)/4/
  Net realized and unrealized
   gain (loss) on investments                           (2.79)               1.94             0.92             (0.12)
                                                      ----------          ----------       -------           ----------
  Total from investment
   operations                                           (2.84)               1.89             0.85             (0.13)
                                                      ----------          ----------       -------           ----------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                     0.00                0.00             0.00              0.00
  Distributions from net
   realized gain                                        (1.31)              (0.88)           (0.55)             0.00
                                                      ----------          ----------       -------           ----------
  Total distributions                                   (1.31)              (0.88)           (0.55)             0.00
                                                      ----------          ----------       -------           ----------
 NET ASSET VALUE, END OF PERIOD                         $3.53               $7.68            $6.67             $6.37
                                                      ==========          ==========       =======           ==========
 TOTAL RETURN/5/                                       (43.62)%             31.66%           14.05%            (2.00)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                             $22,151             $44,067          $37,968           $50,319
  Ratio of net investment
   income (loss) to average
   net assets/6/                                        (0.90)%             (0.78)%          (0.84)%           (1.13)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/6/                                           1.62%               1.59%            1.65%             1.58%
  Waived fees and reimbursed
   expenses/6/                                          (0.07)%             (0.02)%          (0.08)%           (0.01)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/6/                                  1.55%               1.57%            1.57%             1.57%
  Portfolio turnover rate/7/                               86%                116%             123%               13%

1 On June 20, 2008, Class D and Class Z were renamed to Investor Class.
2 The Fund changed its year end from September 30 to October 31.
3 For the period April 11, 2005, (commencement of operations) to September 30,
  2005.
4 Calculated based upon average shares outstanding.
5 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
6 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
7 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                        FINANCIAL HIGHLIGHTS 103

OPPORTUNITY FUND
INVESTOR CLASS SHARES - COMMENCED ON DECEMBER 31, 1985
For a share outstanding throughout each period

                                     OCT. 31,        OCT. 31,         OCT. 31,         OCT. 31,            OCT. 31,
 FOR THE PERIOD ENDED:                2009            2008             2007             2006              2005/1/
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                $46.28            $48.54           $47.29             $46.40
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                       0.06/2/           0.23/2/             0.09              (0.10)/2/
  Net realized and unrealized
   gain (loss) on investments                         (15.48)             6.04             6.09               0.99
                                                   ---------         ---------         --------           -----------
  Total from investment
   operations                                         (15.42)             6.27             6.18               0.89
                                                   ---------         ---------         --------           -----------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                   (0.46)            (0.09)            0.00               0.00
  Distributions from net
   realized gain                                       (6.47)            (8.44)           (4.93)              0.00
  Return of Capital                                    (0.17)             0.00             0.00               0.00
                                                   ---------         ---------         --------           -----------
  Total distributions                                  (7.10)            (8.53)           (4.93)              0.00
                                                   ---------         ---------         --------           -----------
 NET ASSET VALUE, END OF PERIOD                       $23.76            $46.28           $48.54             $47.29
                                                   =========         =========         ========           ===========
 TOTAL RETURN/3/                                      (38.60)%           14.81%           13.81%              1.92%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                           $895,916         $1,721,922       $1,834,134          $1,938,610
  Ratio of net investment
   income (loss) to average
   net assets/4/                                        0.17%             0.50%            0.18%             (0.46)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/4/                                          1.49%             1.53%            1.47%              1.46%
  Waived fees and reimbursed
   expenses/4/                                         (0.14)%           (0.18)%          (0.12)%            (0.10)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/4/                                 1.35%             1.35%            1.35%              1.36%
  Portfolio turnover rate/5/                              73%               56%              39%                35%

1 The Fund changed its fiscal year-end from December 31 to October 31.
2 Calculated based upon average shares outstanding.
3 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 104 FINANCIAL HIGHLIGHTS

SMALL CAP DISCIPLINED FUND
INVESTOR CLASS SHARES - COMMENCED ON MARCH 28, 2002
For a share outstanding throughout each period

                                       OCT. 31,          OCT. 31,          OCT. 31,            OCT. 31,            OCT. 31,
 FOR THE PERIOD ENDED:                  2009              2008              2007                2006               2005/1/
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                    $17.92            $18.00              $16.04              $16.70
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                           0.02/2/           0.05/2/               (0.06)/2/           (0.07)
  Net realized and unrealized
   gain (loss) on investments                              (5.65)             0.74                2.80               (0.38)
                                                       ---------         ---------            -----------         ---------
  Total from investment
   operations                                              (5.63)             0.79                2.74               (0.45)
                                                       ---------         ---------            -----------         ---------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                       (0.16)             0.00                0.00                0.00
  Distributions from net
   realized gain                                           (1.14)            (0.87)              (0.78)              (0.21)
                                                       ---------         ---------            -----------         ---------
  Total distributions                                      (1.30)            (0.87)              (0.78)              (0.21)
                                                       ---------         ---------            -----------         ---------
 NET ASSET VALUE, END OF PERIOD                           $10.99            $17.92              $18.00              $16.04
                                                       =========         =========            ===========         =========
 TOTAL RETURN/3/                                          (33.46)%            4.46%              17.68%              (2.71)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                               $213,243           $384,047           $356,484             $172,013
  Ratio of net investment
   income (loss) to average
   net assets/4/                                            0.11%             0.26%              (0.37)%             (0.57)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/4/                                              1.70%             1.74%               1.73%               1.73%
  Waived fees and reimbursed
   expenses/4/                                             (0.21)%           (0.21)%             (0.12)%             (0.11)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/4/                                     1.49%             1.53%               1.61%               1.62%
  Portfolio turnover rate/5/                                  77%               97%                100%                 56%

1 The Fund changed its fiscal year-end from December 31 to October 31.
2 Calculated based upon average shares outstanding.
3 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                        FINANCIAL HIGHLIGHTS 105

SMALL CAP GROWTH FUND
INVESTOR CLASS SHARES - COMMENCED ON APRIL 11, 2005
For a share outstanding throughout each period

                                       OCT. 31,           OCT. 31,              OCT. 31,           OCT. 31,          OCT. 31,
 FOR THE PERIOD ENDED:                  2009               2008                2007/1/             2006/1/         2005/1,2/
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                     $15.93                $13.99             $12.18            $12.52
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                              (0.12)/4/             (0.16)/4/          (0.19)            (0.01)
  Net realized and unrealized
   gain (loss) on investments                               (5.99)                 3.64               2.93             (0.33)
                                                         -----------           -----------        --------          --------
  Total from investment
   operations                                               (6.11)                 3.48               2.74             (0.34)
                                                         -----------           -----------        --------          --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                         0.00                  0.00               0.00              0.00
  Distributions from net
   realized gain                                            (2.30)                (1.54)             (0.93)             0.00
                                                         -----------           -----------        --------          --------
  Total distributions                                       (2.30)                (1.54)             (0.93)             0.00
                                                         -----------           -----------        --------          --------
 NET ASSET VALUE, END OF PERIOD                             $7.52                $15.93             $13.99            $12.18
                                                         ===========           ===========        ========          ========
 TOTAL RETURN/5/                                           (43.87)%               27.32%             23.59%            (2.72)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                                 $19,322               $43,069            $37,082           $35,304
  Ratio of net investment
   income (loss) to average
   net assets/6/                                            (1.05)%               (1.09)%            (1.32)%           (1.44)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/6/                                               1.71%                 1.72%              1.78%             1.73%
  Waived fees and reimbursed
   expenses/6/                                              (0.16)%               (0.15)%            (0.21)%           (0.16)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/6/                                      1.55%                 1.57%              1.57%             1.57%
  Portfolio turnover rate/7/                                   82%                  122%               142%               10%

1 On June 20, 2008, Class D and Class Z were renamed to Investor Class.
2 The Fund changed its year end from September 30 to October 31.
3 For the period April 11, 2005, (commencement of operations) to September 30,
  2005.
4 Calculated based upon average shares outstanding.
5 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
6 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
7 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 106 FINANCIAL HIGHLIGHTS

SMALL CAP VALUE FUND
INVESTOR CLASS SHARES - COMMENCED ON DECEMBER 31, 1997
For a share outstanding throughout each period

                                     OCT. 31,          OCT. 31,               OCT. 31,             OCT. 31,         OCT. 31,
 FOR THE PERIOD ENDED:                2009              2008                  2007/1/             2006/1/          2005/1,2/
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                  $36.73                 $32.98                $31.45           $29.40
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                           (0.01)/3/              (0.13)/3/             (0.02)           (0.15)
  Net realized and unrealized
   gain (loss) on investments                           (13.43)                  6.84                  4.66             2.71
                                                      -----------            -----------           --------         --------
  Total from investment
   operations                                           (13.44)                  6.71                  4.64             2.56
                                                      -----------            -----------           --------         --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                     (0.01)                  0.00                  0.00             0.00
  Distributions from net
   realized gain                                         (4.78)                 (2.96)                (3.11)           (0.51)
                                                      -----------            -----------           --------         --------
  Total distributions                                    (4.79)                 (2.96)                (3.11)           (0.51)
                                                      -----------            -----------           --------         --------
 NET ASSET VALUE, END OF PERIOD                         $18.50                 $36.73                $32.98           $31.45
                                                      ===========            ===========           ========         ========
 TOTAL RETURN/4/                                        (41.20)%                21.95%                15.53%            8.83%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                             $1,461,833             $3,183,124           $2,571,031       $1,926,165
  Ratio of net investment
   income (loss) to average
   net assets/5/                                         (0.02)%                (0.37)%               (0.05)%          (0.57)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/5/                                            1.57%                  1.61%                 1.61%            1.58%
  Waived fees and reimbursed
   expenses/5/                                           (0.21)%                (0.25)%               (0.25)%          (0.24)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/5/                                   1.36%                  1.36%                 1.36%            1.34%
  Portfolio turnover rate/6/                                27%                    48%                   33%              33%

1 On June 20, 2008, Class D and Class Z were renamed to Investor Class.
2 The Fund changed its year end from December 31 to October 31.
3 Calculated based upon average shares outstanding.
4 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
5 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
6 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                        FINANCIAL HIGHLIGHTS 107

SMALL/MID CAP VALUE FUND
INVESTOR CLASS SHARES - COMMENCED ON MARCH 28, 2002
For a share outstanding throughout each period

                                       OCT. 31,         OCT. 31,            OCT. 31,            OCT. 31,         OCT. 31,
 FOR THE PERIOD ENDED:                  2009             2008                2007                2006           2005/1/
 NET ASSET VALUE, BEGINNING OF
PERIOD                                                   $18.18              $16.34              $14.62           $13.83
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                          0.06/2/               (0.12)/2/           (0.01)           (0.08)
  Net realized and unrealized
   gain (loss) on investments                             (7.82)               2.19                2.05             1.22
                                                      ---------            -----------         --------         --------
  Total from investment
   operations                                             (7.76)               2.07                2.04             1.14
                                                      ---------            -----------         --------         --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                      (0.02)               0.00                0.00             0.00
  Distributions from net
   realized gain                                          (1.59)              (0.23)              (0.32)           (0.35)
                                                      ---------            -----------         --------         --------
  Total distributions                                     (1.61)              (0.23)              (0.32)           (0.35)
                                                      ---------            -----------         --------         --------
 NET ASSET VALUE, END OF PERIOD                           $8.81              $18.18              $16.34           $14.62
                                                      =========            ===========         ========         ========
 TOTAL RETURN/3/                                         (46.14)%             12.83%              14.13%            8.45%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                               $75,324            $169,624             $150,180         $37,526
  Ratio of net investment
   income (loss) to average
   net assets/4/                                           0.44%              (0.68)%             (0.33)%          (1.01)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/4/                                             1.69%               1.73%               1.78%            1.95%
  Waived fees and reimbursed
   expenses/4/                                            (0.20)%             (0.21)%             (0.21)%          (0.25)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/4/                                    1.49%               1.52%               1.57%            1.70%
  Portfolio turnover rate/5/                                 43%                 89%                 56%              80%

1 The Fund changed its fiscal year-end from December 31 to October 31.
2 Calculated based upon average shares outstanding.
3 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 108 FINANCIAL HIGHLIGHTS

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

FOR MORE INFORMATION

More information on each Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period. The Report of Independent Registered Public Accounting Firm and each Fund's audited financial statements included in the Fund's most recent annual report are incorporated by reference into this Prospectus.

To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com

By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

On the Internet:
www.wellsfargo.com/advantagefunds

From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]

                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------

                                                            039SCIV / P206 03-10
                                                          ICA Reg. No. 811-09253
(Copyright) 2010 Wells Fargo Funds Management, LLC. All rights reserved.

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

                                 MARCH 1, 2010

                                   Prospectus
                                Classes A, B, C

WELLS FARGO ADVANTAGE FUNDS (Reg. TM) -  SPECIALTY FUNDS

Specialized Financial Services Fund
Class A -  SIFEX, Class B -  SIFBX, Class C -  SIFCX

Specialized Technology Fund
Class A -  WFSTX, Class B -  WFTBX, Class C -  WFTCX

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

FUND SUMMARIES
A SUMMARY OF INFORMATION ABOUT EACH FUND, INCLUDING: INVESTMENT OBJECTIVE, FEES AND EXPENSES, PORTFOLIO TURNOVER, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, MANAGEMENT OF THE FUND, TRANSACTION POLICIES AND TAX INFORMATION

Specialized Financial Services Fund                3
  Summary
Specialized Technology Fund Summary                7
Summary of Other Important Information            10
   Regarding Fund Shares

--------------------------------------------------------------------------------

THE FUNDS
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

Key Fund Information                              11
Specialized Financial Services Fund               12
Specialized Technology Fund                       14
Description of Principal Investment               16
  Risks
Portfolio Holdings Information                    19

--------------------------------------------------------------------------------

ORGANIZATION AND MANAGEMENT OF
THE FUNDS
INFORMATION ABOUT THE FUNDS' ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY

Organization and Management of the Funds          20
About Wells Fargo Funds Trust                     20
The Investment Adviser                            20
The Sub-Advisers and Portfolio Managers           20

--------------------------------------------------------------------------------

YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO OPEN AN ACCOUNT, AND BUY, SELL AND EXCHANGE FUND SHARES

A Choice of Share Classes                         22
Reductions and Waivers of Sales Charges           24
Compensation to Dealers and Shareholder           28
   Servicing Agents
Pricing Fund Shares                               30
How to Open an Account                            31
How to Buy Shares                                 32
How to Sell Shares                                34
How to Exchange Shares                            37
Account Policies                                  39

--------------------------------------------------------------------------------

OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS

Distributions                                     41
Taxes                                             42
Additional Performance Information                43
Financial Highlights                              44
For More Information                      Back Cover

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202)371-8300.

SPECIALIZED FINANCIAL SERVICES FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Specialized Financial Services Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain WELLS FARGO ADVANTAGE FUNDS (Reg. TM). More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages [x] and [y] of the Prospectus and "Additional Purchase and Redemption Information" on page [z] of the SAI.

 SHAREHOLDER FEES(fees paid directly
  from your investment)                   CLASS A   CLASS B   CLASS C
  Maximum sales charge (load) imposed     5.75%       None     None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)    None/1/    5.00%    1.00%
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See "A Choice of Share Classes" for further information.

 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)                               CLASS A   CLASS B   CLASS C
  Management Fees                               %        %         %
  Distribution (12b-1) Fees                 0.00%    0.75%     0.75%
  Other Expenses/1/                             %        %         %
  TOTAL ANNUAL FUND OPERATING                   %        %         %
  EXPENSES/2/
  Fee Waivers                                   %        %         %
  NET ANNUAL FUND OPERATING EXPENSES/3/         %        %         %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and also does not include expenses of any Acquired fund.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratios shown. The committed net operating expense ratios may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions (to which sales charges do not apply); and the Fund's operating expenses remain the same.

                                        1 YEAR   5 YEARS   10 YEARS
 CLASS A (if you sell your shares at   $  xxx    $  xxx     $ xxx
  the end of the period)
 CLASS B (if you sell your shares at   $ x,xxx   $ x,xxx    $ x,xxx
  the end of the period)
 CLASS C (if you sell your shares at   $ x,xxx   $ x,xxx    $ x,xxx
  the end of the period)
 CLASS A (if you do not sell your      $  xxx    $  xxx     $  xxx
  shares at the end of the period)
 CLASS B (if you do not sell your      $ x,xxx   $ x,xxx    $ x,xxx
  shares at the end of the period)
 CLASS C (if you do not sell your      $ x,xxx   $ x,xxx    $ x,xxx
  shares at the end of the period)

                  SPECIALIZED FINANCIAL SERVICES FUND SUMMARY 3

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of financial services companies (such as financial services holding companies, bank holding companies, commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate-related companies, leasing companies, and consumer and industrial finance companies).We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. In researching potential investments,we screen for companies based on fundamentals such as price to book ratio, price to earnings ratio, capital adequacy, and credit quality. In addition, we examine companies for growth potential, whether by new product introductions, geographic expansion, or merger and acquisition activities.We examine the current economic environment to determine which companies in the financial services sector are likely to benefit or be hurt by changes in the market environment or government regulatory actions.
We concentrate the Fund's investments in the financial services sector. We continuously monitor the Fund's existing holdings to determine if fundamentals have changed.We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity, and/or when a company's fundamentals change.

PRINCIPAL INVESTMENT RISKS
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
FINANCIAL SERVICES SECTOR RISK. The Fund concentrates its investments in the financial services sector and therefore may be more susceptible to financial, economic or market events impacting the financial services sector.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.

4 SPECIALIZED FINANCIAL SERVICES FUND SUMMARY

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                  CALENDAR YEAR TOTAL RETURNS FOR CLASS A/1/ AS OF 12/31 EACH YEAR
               (Returns do not reflect sales charges and would be lower if they did)
2000    2001    2002     2003    2004   2005   2006    2007     2008     2009
20.94%  -2.89%  -13.69%  29.15%  7.32%  6.01%  18.68%  -16.29%  -53.95%  xx.xx%

                              BEST AND WORST QUARTER
  Best Quarter:                  Q    xxxx    xx.xx%
  Worst Quarter:                 Q    xxxx    xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09 (Returns reflect
  applicable sales charges)                1 YEAR   5 YEARS   10 YEARS
 CLASS A Returns Before Taxes                 %        %         %
 CLASS A Returns After Taxes on               %        %         %
  Distributions/2/
 CLASS A Returns After Taxes on               %        %         %
Distributions and Sale of Fund
  Shares/2/
 CLASS B Returns Before Taxes                 %        %         %
 CLASS C Returns Before Taxes                 %        %         %
 S&P 500 (Reg. TM) INDEX(reflects no          %        %         %
  deduction for fees, expenses or taxes)
 S&P FINANCIAL INDEX(reflects no              %        %         %
  deduction for fees, expenses or taxes)

1 Class A shares incepted on July 2, 1962. Class B and Class C shares incepted on May 1, 1997.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

                                   SPECIALIZED FINANCIAL SERVICES FUND SUMMARY 5

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER     PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital   ALLEN J. AYVAZIAN, Portfolio Manager/2004
 Management      ALLEN E. WISNIEWSKI, CFA, Research Analyst and Portfolio Manager/2004
 Incorporated

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus. For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Fund Shares" beginning on page [z] of the Prospectus.

6 SPECIALIZED FINANCIAL SERVICES FUND SUMMARY

SPECIALIZED TECHNOLOGY FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Specialized Technology Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain WELLS FARGO ADVANTAGE FUNDS (Reg. TM). More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages [x] and [y] of the Prospectus and "Additional Purchase and Redemption Information" on page [z] of the SAI.

 SHAREHOLDER FEES(fees paid directly
  from your investment)                   CLASS A   CLASS B   CLASS C
  Maximum sales charge (load) imposed    5.75%        None      None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)   None/1/    5.00%     1.00%
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See "A Choice of Share Classes" for further information.

 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)                               CLASS A   CLASS B   CLASS C
  Management Fees                              %         %         %
  Distribution (12b-1) Fees                0.00%     0.75%     0.75%
  Other Expenses/1/                            %         %         %
  Acquired Fund Fees and Expenses              %         %         %
  TOTAL ANNUAL FUND OPERATING                  %         %         %
  EXPENSES/2/
  Fee Waivers                                  %         %         %
  NET ANNUAL FUND OPERATING EXPENSES/3/        %         %         %

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and also does not include expenses of any Acquired fund.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, at x.xx% for Class A shares and x.xx% for Class B and Class C shares shown. The committed net operating expense ratios may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions (to which sales charges do not apply); and the Fund's operating expenses remain the same.

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
CLASS A (if you sell your shares at        $  xxx    $ xxx    $ xxx     $ xxx
 the end of the period)
CLASS B (if you sell your shares at        $x,xxx   $x,xxx    $x,xxx    $x,xxx
 the end of the period)
CLASS C (if you sell your shares at        $x,xxx   $x,xxx    $x,xxx    $x,xxx
 the end of the period)
CLASS A (if you do not sell your           $  xxx    $ xxx    $ xxx     $ xxx
 shares at the end of the period)
CLASS B (if you do not sell your           $x,xxx   $x,xxx    $x,xxx    $x,xxx
 shares at the end of the period)
CLASS C (if you do not sell your           $x,xxx   $x,xxx    $x,xxx    $x,xxx
 shares at the end of the period)

                                           SPECIALIZED TECHNOLOGY FUND SUMMARY 7

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of global technology companies including common stocks and preferred stocks,warrants, convertible debt securities, ADRs (and similar investments), shares of other mutual funds, and shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets.We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.We may also hedge the portfolio's foreign currency exposure by purchasing or selling foreign currency futures and foreign currency forward contracts.

We define technology companies as those with revenues primarily generated by technology products and services, such as computer, software, communications equipment and services, semi-conductor, health care, biotechnology, defense and aerospace, energy equipment and services, nanotechnology, electric manufacturing services and others.We concentrate the Fund's investments in the technology sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

We evaluate the fundamental value and prospects for growth of individual companies and focus on technology companies that we expect will have higher than average rates of growth and strong potential for capital appreciation.We develop forecasts of economic growth, inflation, and interest rates that we use to identify regions and individual countries that are likely to offer the best investment opportunities.We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity and/or when a company's fundamentals change.We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
CURRENCY HEDGING RISK. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.

DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

EMERGING MARKETS RISK. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments. ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.

MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

NON-DIVERSIFICATION RISK. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.

SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

 8 SPECIALIZED TECHNOLOGY FUND SUMMARY

TECHNOLOGY SECTOR RISK. The Fund concentrates its investments in the technology sector and therefore may be more susceptible to financial, economic or market events impacting the technology sector. Specifically, such investments may experience greater volatility due to rapid product cycles and significant competitive pressures, and may become rapidly obsolete.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.
--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                            CALENDAR YEAR TOTAL RETURNS FOR CLASS A/1/
    AS OF 12/31 EACH YEAR (Returns do not reflect sales charges and would be lower if they did)
2001      2002      2003     2004     2005    2006    2007     2008      2009
-38.36%   -41.33%   72.47%   18.08%   8.15%   6.25%   28.55%   -44.95%   xx.xx%

                            BEST AND WORST QUARTER
  Best Quarter:                Q   xxxx   xx.xx%
  Worst Quarter:               Q   xxxx   xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/09 (Returns reflect
  applicable sales charges)                1 YEAR   5 YEARS   LIFE OF FUND/1/
 CLASS A Returns Before Taxes                 %        %          %
 CLASS A Returns After Taxes on               %        %          %
  Distributions/2/
 CLASS A Returns After Taxes on               %        %          %
Distributions and Sale of Fund
  Shares/2/
 CLASS B Returns Before Taxes                 %        %          %
 CLASS C Returns Before Taxes                 %        %          %
 S&P 500 (Reg. TM) INDEX(reflects no          %        %          %
  deduction for fees, expenses or taxes)
 S&P NORTH AMERICAN TECHNOLOGY INDEX          %        %          %

1 Class A, Class B and Class C shares incepted on September 18, 2000. Returns for Class A, Class B and Class C and the Indices shown in the Life of Fund column are as of the Fund inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

                                           SPECIALIZED TECHNOLOGY FUND SUMMARY 9

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER        PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 RCM Capital        HUACHEN CHEN, CFA, Portfolio Manager/2000
 Management, LLC    WALTER C. PRICE, JR., CFA, Security Analysis and Portfolio Manager/2000

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING FUND SHARES
TRANSACTION POLICIES

 BUYING FUND SHARES              SELLING FUND SHARES                             TO PLACE ORDERS OR REDEEM SHARES
------------------------------- -----------------------------------------------  -----------------------------------
 MINIMUM INITIAL INVESTMENT      See HOW TO SELL SHARES beginning on page [x]    MAIL: WELLS FARGO ADVANTAGE FUNDS
 Class A and Class C: $1,000     of the Prospectus                               P.O. Box 8266
 Class B shares are generally                                                    Boston, MA 02266-8266
 closed to new investment.                                                       INTERNET: www.wellsfargo.com/
                                                                                 advantagefunds
 MINIMUM ADDITIONAL                                                              PHONE OR WIRE: 1-800-222-8222
 INVESTMENT                                                                      IN PERSON: Investor Center
 All Classes: $100                                                               100 Heritage Reserve
 See HOW TO BUY SHARES                                                           Menomonee Falls,WI 53051.
 beginning on page [x] of the
 Prospectus                                                                      CONTACT YOUR FINANCIAL
                                                                                 PROFESSIONAL.

In general, you can buy or sell shares of the Fund by mail, internet, phone, wire or in person on any business day. You can generally pay for shares by check, wire or electronic fund transfer. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire transfer. You also may buy and sell shares through a financial professional. Orders to buy and sell shares are processed at the next net asset value ("NAV") (share price) to be calculated after we receive your request in proper form. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more information about buying and selling shares, including minimum initial and subsequent investment waivers, policies, and restrictions that may apply, ask your financial professional or see HOW TO BUY SHARES and HOW TO SELL SHARES beginning on pages [x] and [y] of the Prospectus.

TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. See "Taxes" on page [X] of the Prospectus.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

 10 SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

KEY FUND INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about certain Funds within the WELLS FARGO ADVANTAGE FUNDS (Reg. TM) family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-advisers, or the portfolio managers. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS AND PRINCIPAL INVESTMENT STRATEGIES The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

o    what the Fund is trying to achieve;

o    how we intend to invest your money; and

o what makes the Fund different from the other Fund offered in this Prospectus.

This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of each Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

                                                         KEY FUND INFORMATION 11

SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Allen J. Ayvazian
Allen E. Wisniewski, CFA

FUND INCEPTION:
07/02/1962
CLASS A:
Ticker: SIFEX
Fund Number: 1818
CLASS B:
Ticker: SIFBX
Fund Number: 1819
CLASS C:
Ticker: SIFCX
Fund Number: 1820

INVESTMENT OBJECTIVE
The Specialized Financial Services Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS

Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of financial services companies.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

We invest principally in equity securities of financial services companies (such as financial services holding companies, bank holding companies, commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate-related companies, leasing companies, and consumer and industrial finance companies). We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

In researching potential investments, we screen for companies based on fundamentals such as price to book ratio, price to earnings ratio, capital adequacy, and credit quality. In addition, we examine companies for growth potential, whether by new product introductions, geographic expansion, or merger and acquisition activities. We examine the current economic environment to determine which companies in the financial services sector are likely to benefit or be hurt by changes in the market environment or government regulatory actions. We concentrate the Fund's investments in the financial services sector.

We continuously monitor the Fund's existing holdings to determine if fundamentals have changed. We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity, and/or when a company's fundamentals change.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

 12 SPECIALIZED FINANCIAL SERVICES FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Derivatives Risk
   o Financial Services Sector Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                          SPECIALIZED FINANCIAL SERVICES FUND 13

SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
RCM Capital Management, LLC

PORTFOLIO MANAGERS
Huachen Chen, CFA
Walter C. Price, Jr., CFA

FUND INCEPTION:
09/18/2000
CLASS A:
Ticker: WFSTX
Fund Number: 1600
CLASS B:
Ticker: WFTBX
Fund Number: 1601
CLASS C:
Ticker: WFTCX
Fund Number: 1602

INVESTMENT OBJECTIVE
The Specialized Technology Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS

Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of technology companies;

o up to 50% of the Fund's total assets in equity securities of foreign issuers, directly or through ADRs and similar investments;

o up to 25% of the Fund's total assets in any one foreign country, although investments in Japan may exceed this limitation; and

o primarily in issuers with average market capitalizations of $500 million or more, although we may invest up to 15% of the Fund's total assets in equity securities of issuers with market capitalizations below $100 million at the time of purchase.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

We invest principally in equity securities of global technology companies including common stocks and preferred stocks, warrants, convertible debt securities, ADRs (and similar investments), shares of other mutual funds, and shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets. We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may also hedge the portfolio's foreign currency exposure by purchasing or selling foreign currency futures and foreign currency forward contracts.

We define technology companies as those with revenues primarily generated by technology products and services, such as computer, software, communications equipment and services, semi-conductor, health care, biotechnology, defense and aerospace, energy equipment and services, nanotechnology, electric manufacturing services and others. We concentrate the Fund's investments in the technology sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

We evaluate the fundamental value and prospects for growth of individual companies and focus on technology companies that we expect will have higher than average rates of growth and strong potential for capital appreciation. We develop forecasts of economic growth, inflation, and interest rates that we use to identify regions and individual countries that are likely to offer the best investment opportunities. We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity and/or when a company's fundamentals change. We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

14 SPECIALIZED TECHNOLOGY FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS

The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Currency Hedging Risk
   o Derivatives Risk
   o Emerging Markets Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Non-Diversification Risk
   o Regulatory Risk
   o Smaller Company Securities Risk
   o Technology Sector Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                  SPECIALIZED TECHNOLOGY FUND 15

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

ACTIVE TRADING RISK              Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

COUNTER-PARTY RISK               When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the
                                 Fund is exposed to the risk that the other party will not fulfill its contractual obligation.
                                 Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

CURRENCY HEDGING RISK            An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange. To manage currency exposure, a Fund may purchase currency futures or enter into forward currency contracts to "lock in" the U.S. dollar price of the security. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future price set at the time of the contract. Similar to a forward currency contract, currency futures contracts are standardized for the convenience of market participants and quoted on an exchange. To reduce the risk of one party to the contract defaulting, the accrued profit or loss from a futures contract is calculated and paid on a daily basis rather than on the maturity of the contract.

DERIVATIVES RISK                 The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate.
                                 For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.


16 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

EMERGING MARKETS RISK            Emerging markets securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to certain economic changes. For example, emerging market countries are more often dependent on international trade and are therefore often vulnerable to recessions in other countries.
                                 Emerging markets may be under-capitalized and have less developed legal and financial systems than markets in the developed world. Additionally, emerging markets may have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

FINANCIAL SERVICES SECTOR RISK   The Specialized Financial Services Fund concentrates its investments in the financial services sector and therefore may be more susceptible to financial, economic or market events impacting the financial services sector. In particular, the financial services sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

FOREIGN INVESTMENT RISK          Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

ISSUER RISK                      The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

LEVERAGE RISK                    Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

LIQUIDITY RISK                   A security may not be sold at the time desired or without adversely affecting the price.

                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 17

MANAGEMENT RISK                  We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

MARKET RISK                      The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets.
                                 The value or liquidity of a security may decline or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously.

NON-DIVERSIFICATION RISK         Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer. (A
                                 "diversified" investment company is required by the 1940 Act, generally, with respect to 75%
                                 of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)

REGULATORY RISK                  Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

SMALLER COMPANY SECURITIES       Securities of companies with smaller market capitalizations tend to be more volatile and less
RISK                             liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

TECHNOLOGY SECTOR RISK           The Specialized Technology Fund concentrates its investments in the technology sector and therefore may be more susceptible to financial, economic or market events impacting the technology sector. In particular, technology company stocks can be subject to abrupt or erratic price movements and have been volatile due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and competition for market share, and the potential for falling profit margins. These companies also face the risks that new services, equipment and technologies will not be accepted by consumers or businesses, or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities.


 18 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

A description of the WELLS FARGO ADVANTAGE FUNDS' policies and procedures with respect to disclosure of the WELLS FARGO ADVANTAGE FUNDS' portfolio holdings is available in the Funds' Statement of Additional Information and on the WELLS FARGO ADVANTAGE FUNDS' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

                                               PORTFOLIO HOLDINGS INFORMATION 19

ORGANIZATION AND MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

THE INVESTMENT ADVISER

Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds' semi-annual report for the fiscal half-year ended April 30, 2009.

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

THE SUB-ADVISERS AND PORTFOLIO MANAGERS

The following sub-advisers and portfolio managers perform day-to-day investment management activities for the Funds. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

 20 ORGANIZATION AND MANAGEMENT OF THE FUNDS

--------------------------------------------------------------------------------
RCM CAPITAL MANAGEMENT, LLC (RCM), wholly owned by RCM US Holdings LLC (US Holdings), is located at 4 Embarcadero Center, San Francisco, CA 94111. US Holdings is a registered investment adviser and is an indirect wholly owned subsidiary of Dresdner Bank AG, which in turn, is a wholly owned subsidiary of Allianz SE. RCM is a registered investment adviser and is the sub-adviser for the Specialized Technology Fund and in this capacity is responsible for the day-to-day investment management activities of the Fund.

HUACHEN CHEN, CFA                Mr. Chen is jointly responsible for managing the Specialized Technology Fund, which
Specialized Technology Fund      he has managed from 2000 to April 2003, and again since 2004. Mr. Chen joined RCM as a securities analyst in 1985 and became a principal with the firm in 1994. From 2000 through April 2003, he co-managed the Specialized Technology Fund, and in May 2003 joined the team of RCM investment professionals that provide research assistance to the Fund. He resumed his co-management responsibilities for the Fund in 2004.
                                 Education: B.S., Electrical Engineering, Cornell University; M.S., Materials Science and
                                 Engineering, Northwestern University.

WALTER C. PRICE, JR., CFA        Mr. Price is jointly responsible for managing the Specialized Technology Fund, which he
Specialized Technology Fund      has managed since 2000. Mr. Price joined RCM in 1974 as a senior securities analyst and became a principal with the firm in 1978. He is responsible for fundamental security analysis in the software/services and internet areas. He is a Director and past president of the M.I.T. Club of Northern California and heads the Educational Council for M.I.T. in the Bay Area. Education: B.S., Electrical Engineering, M.I.T.; B.S.and M.S., Management,
                                 Sloan School, M.I.T.

--------------------------------------------------------------------------------
WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Specialized Financial Services Fund. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

ALLEN J. AYVAZIAN                Mr. Ayvazian is jointly responsible for managing the Specialized Financial Services
Specialized Financial Services   Fund, which he has managed since 2004. He joined Wells Capital Management in 1989
Fund                             as a senior portfolio manager for separate accounts. Prior to joining Wells Capital
                                 Management, he served as managing director for SAS Advisors from 1987 to 1989.
                                 Education: B.A., History, University of California, Los Angeles.

ALLEN E. WISNIEWSKI, CFA         Mr. Wisniewski is jointly responsible for managing the Specialized Financial Services
Specialized Financial Services   Fund, which he has managed since 2004. He joined Wells Capital Management in 1997,
Fund                             where he is a senior portfolio manager and research analyst. Mr. Wisniewski is a member of the CFA Institute and the Los Angeles Society of Financial Analysts.
                                 Education: B.A., Economics and M.B.A., University of California, Los Angeles.

                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 21

A CHOICE OF SHARE CLASSES
--------------------------------------------------------------------------------

After choosing a Fund, your next most important choice will be which share class to buy. The table below summarizes the features of the classes of shares available through this Prospectus. The Funds no longer offer Class B shares, except in connection with the reinvestment of any distributions and exchanges of Class B shares for Class B shares of other Wells Fargo Advantage Funds permitted by our exchange policy (see "How to Exchange Shares" later in this Prospectus). Specific Fund charges may vary, so you should review each Fund's fee table as well as the sales charge schedules that follow. Finally, you should review the "Reductions and Waivers of Sales Charges" section of the Prospectus before making your decision as to which share class to buy.

                         CLASS A                          CLASS B/1/                      CLASS C
 INITIAL SALES CHARGE    5.75%                            None. Your entire investment    None. Your entire investment
                                                          goes to work immediately.       goes to work immediately.
 CONTINGENT DEFERRED    None (except that a charge        5% and declines until it        1% if shares are sold within
 SALES CHARGE (CDSC)    of 1% applies to certain          reaches 0% at the beginning     one year after purchase.
                        redemptions made within           of the 7th year.
                        eighteen months, following
                        purchases of $1 million or
                        more without an initial sales
                        charge).

 ONGOING DISTRIBUTION   None.                            0.75%                           0.75%
 (12B-1) FEES

 PURCHASE MAXIMUM       None. Volume reductions          $100,000                        $1,000,000
                        given upon providing
                        adequate proof of eligibility.
 ANNUAL EXPENSES        Lower ongoing expenses           Higher ongoing expenses         Higher ongoing expenses
                        than Classes B and C.            than Class A because of         than Class A because of
                                                         higher 12b-1 fees.              higher 12b-1 fees.

 CONVERSION FEATURE     Not applicable.                  Yes. Converts to Class A        No. Does not convert to
                                                         shares after a certain          Class A shares, so annual
                                                         number of years depending       expenses do not decrease.
                                                         on the Fund, so annual
                                                         expenses decrease.

1 Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of any distributions and permitted exchanges. For Class B shares currently outstanding and Class B shares acquired upon reinvestment of dividends, all Class B share attributes, including associated CDSC schedules, conversion features, any applicable CDSC waivers, and distribution plan and shareholder services plan fees, will continue in effect.

Information regarding the Funds' sales charges, breakpoints, and waivers is available free of charge on our Web site at www.wellsfargo.com/advantagefunds. You may wish to discuss this choice with your financial consultant.

CLASS A SHARES SALES CHARGE SCHEDULE
If you choose to buy Class A shares, you will pay the public offering price
(POP) which is the net asset value (NAV) plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.

22 A CHOICE OF SHARE CLASSES

                           CLASS A SHARES SALES CHARGE SCHEDULE

                            FRONT-END SALES    FRONT-END SALES
                             CHARGE AS %       CHARGE AS %
                              OF PUBLIC       OF NET AMOUNT
 AMOUNT OF PURCHASE        OFFERING PRICE        INVESTED
  Less than $50,000              5.75%              6.10%
  $50,000 to $99,999             4.75%              4.99%
  $100,000 to $249,999           3.75%              3.90%
  $250,000 to $499,999           2.75%              2.83%
  $500,000 to $999,999           2.00%              2.04%
  $1,000,000 and over/1/         0.00%              0.00%

1 We will assess a 1.00% CDSC on Class A share purchases of $1,000,000 or more if they are redeemed within eighteen months from the date of purchase, unless the dealer of record waived its commission. Certain exceptions apply (see "CDSC Waivers"). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

CLASS B SHARES CDSC SCHEDULES

Class B shares are closed to new investors and additional investments from existing shareholders, except that existing shareholders of Class B shares may reinvest any distributions into Class B shares and exchange their Class B shares for Class B shares of other WELLS FARGO ADVANTAGE FUNDS (as permitted by our exchange policy). No new or subsequent investments, including through automatic investment plans, will be allowed in Class B shares of the Funds, except through a distribution reinvestment or permitted exchange. For Class B shares currently outstanding and Class B shares acquired upon reinvestment of dividends, all Class B shares attributes, including associated CDSC schedules, conversion features, any applicable CDSC waivers, and distribution plan and shareholder services plan fees, will continue in effect. Existing shareholders of Class B shares who redeem their shares within six years of the purchase date may pay a CDSC based on how long such shareholders have held their shares. Certain exceptions apply (see "CDSC Waivers"). The CDSC schedules are as follows:

                                   CLASS B SHARES CDSC SCHEDULE FOR THE FUNDS
REDEMPTION WITHIN   1 YEAR   2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS   7 YEARS   8 YEARS
 CDSC               5.00%     4.00%     3.00%     3.00%     2.00%     1.00%     0.00%    A shares

The CDSC percentage you pay on shares purchased prior to June 9, 2003, is applied to the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption. For shares purchased on or after June 9, 2003, the CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.

If you exchange Class B shares received in a reorganization for Class B shares of another Fund, you will retain the CDSC schedules of your exchanged shares. Additional shares purchased will age at the currently effective higher CDSC schedule first shown above.

CLASS C SHARES SALES CHARGES

If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. At the time of purchase, the Fund's distributor pays sales commissions of up to 1.00% of the purchase price to selling agents and up to 1.00% annually thereafter. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares, and therefore continue to pay higher ongoing expenses.

                                                    A CHOICE OF SHARE CLASSES 23

REDUCTIONS AND WAIVERS OF SALES CHARGES
--------------------------------------------------------------------------------

Generally, we offer more sales charge reductions or waivers for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions or waivers when you are deciding which share class to buy. Consult the Statement of Additional Information for further details regarding reductions and waivers of sales charges.

CLASS A SHARES SALES CHARGE REDUCTIONS AND WAIVERS
You can pay a lower or no sales charge for the following types of purchases. If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction or waiver and to provide appropriate proof of eligibility.

o You pay no sales charges on Fund shares you buy with reinvested distributions.

o You pay a lower sales charge if you are investing an amount over a breakpoint level. See "Class A Shares Sales Charge Schedule" above.

o You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares of the same Fund within 120 days of the date of the redemption. (Please note, you will still be charged any applicable CDSC on Class B shares you redeem.)

o By signing a LETTER OF INTENT (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. Reinvested dividends and capital gains do not count as purchases made during this period. We will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

o RIGHTS OF ACCUMULATION (ROA) allow you to combine Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned (excluding Wells Fargo Advantage money market fund shares, unless you notify us that you previously paid a sales load on these assets) in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A or WealthBuilder Portfolio shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned and adding the dollar amount of your current purchase.

                   HOW A LETTER OF INTENT CAN SAVE YOU MONEY!

   If you plan to invest, for example, $100,000 in a Wells Fargo Advantage Fund in installments over the next year, by signing a letter of intent you would pay only 3.75% sales load on the entire purchase. Otherwise, you might pay 5.75% on the first $49,999, then 4.75% on the next $50,000!

24 REDUCTIONS AND WAIVERS OF SALES CHARGES

ACCOUNTS THAT CAN BE AGGREGATED
You may aggregate the following types of accounts indicated below to qualify for a volume discount:

 CAN THIS TYPE OF ACCOUNT BE AGGREGATED?    YES    NO
 Individual accounts                       X
 Joint accounts                            X
 UGMA/UTMA accounts                        X
 Trust accounts over which the             X
shareholder has individual or shared
  authority
 Solely owned business accounts            X
 RETIREMENT PLANS
 Traditional and Roth IRAs                 X
 SEP IRAs                                  X
 SIMPLE IRAs that use the WELLS FARGO             X
  ADVANTAGE FUNDS prototype agreement*
 SIMPLE IRAs that do not use the WELLS     X
FARGO ADVANTAGE FUNDS prototype
  agreement
 403(b) Plan accounts**                    X
 401(k) Plan accounts                             X
 OTHER ACCOUNTS
 529 Plan accounts*                               X
 Accounts held through other brokerage            X
  firms

* These accounts may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When plan assets in Fund Class A, Class B, Class C and WealthBuilder Portfolio shares (excluding Wells Fargo Advantage money market fund shares) reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.
** Effective January 1, 2009, WELLS FARGO ADVANTAGE FUNDS will no longer offer new or accept purchases in existing 403(b) accounts utilizing the WELLS FARGO ADVANTAGE FUNDS prototype agreement.

Based on the above chart, if you believe that you own Fund shares in one or more accounts that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase specifically identify those shares to your selling agent or shareholder servicing agent. For an account to qualify for a volume discount, it must be registered in the name of, or held for the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21. Class A shares purchased at NAV will not be aggregated with other Fund shares for purposes of receiving a volume discount.

CLASS A SHARES SALES CHARGE WAIVERS FOR CERTAIN PARTIES
We reserve the right to enter into agreements that reduce or waive sales charges for groups or classes of shareholders. If you own Fund shares as part of another account or package such as an IRA or a sweep account, you should read the materials for that account. Those terms may supercede the terms and conditions discussed here. If you fall into any of the following categories, you can buy Class A shares at NAV:

o  Current and retired employees, directors/trustees and officers of:

   o WELLS FARGO ADVANTAGE FUNDS (including any predecessor funds);

   o Wells Fargo & Company and its affiliates; and

   o family members (spouse, domestic partner, parents, grandparents,

     children, grandchildren and siblings (including step and in-law)) of any of the above.

o  Current employees of:

   o the Fund's transfer agent;

   o broker-dealers who act as selling agents;

                                      REDUCTIONS AND WAIVERS OF SALES CHARGES 25

   o family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above; and

   o each Fund's sub-adviser, but only for the Fund(s) for which such sub-adviser provides investment advisory services.

o Qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund's distributor that allows for load-waived Class A purchases.

o Investment companies exchanging shares or selling assets pursuant to a reorganization, merger, acquisition, or exchange offer to which the Fund is a party.

o  Section 529 college savings plan accounts.

o  Insurance company separate accounts.

o Fund of Funds, including those advised by Funds Management (WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS/SM/), subject to review and approval by Funds Management.

o Investors who held Advisor Class shares of a Wells Fargo Advantage Fund at the close of business on June 20, 2008 (the "Eligibility Time"), so long as the following conditions are met:

   o any purchases at NAV are limited to Class A shares of the same Fund in which the investor held Advisor Class shares at the Eligibility Time;

   o share purchases are made in the same account through which the investor held Advisor Class shares at the Eligibility Time;

   o the owner of the account remains the same as the account owner at the Eligibility Time; and

   o following the Eligibility Time, the account maintains a positive account balance at some time during a period of at least six months in length.

Investors who held Advisor Class shares at the Eligibility Time are also eligible to exchange their Class A shares for Class A shares of another Wells Fargo Advantage Fund without imposition of any Class A sales charges and would be eligible to make additional purchases of Class A shares of such other Fund at NAV in the account holding the shares received in exchange.

The eligibility of such investors that hold Fund shares through an account maintained by a financial institution is also subject to the following additional limitation. In the event that such an investor's relationship with and/or the services such investor receives from the financial institution subsequently changes, such investor shall thereafter no longer be eligible to purchase Class A shares at NAV. Please consult with your financial representative for further details.

o Investors who receive annuity payments under either an annuity option or from death proceeds previously invested in a Fund may reinvest such payments or proceeds in the Fund within 120 days of receiving such distribution.

o Investors who purchase shares that are to be included in certain retirement, benefit, pension, trust or investment "wrap accounts" or through an omnibus account maintained with a Fund by a broker-dealer.

CDSC WAIVERS
o You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

o We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory (withdrawals generally made after age 701/2 according to Internal Revenue Service (IRS) guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

o We waive the CDSC for redemptions made in the event of the last surviving shareholder's death or for a disability suffered after purchasing shares. ("Disabled" is defined in Internal Revenue Code Section 72(m)(7).)

o We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger or effect a Fund liquidation.

o We waive the Class C shares CDSC if the dealer of record waived its commission.

o We waive the Class C shares CDSC where a Fund did not pay a sales commission at the time of purchase.

 26 REDUCTIONS AND WAIVERS OF SALES CHARGES

We also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supercede the terms and conditions discussed here. Contact your selling agent for further information.

                                      REDUCTIONS AND WAIVERS OF SALES CHARGES 27

COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS
--------------------------------------------------------------------------------

DISTRIBUTION PLAN

Each Fund has adopted a Distribution Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act for the Class B and Class C shares. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services or other activities including ongoing compensation to selling agents. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the 12b-1 Plan. Fees paid under the 12b-1 Plan by Class B shares that are closed to new investors and additional investments (except in connection with reinvestment of any distributions and permitted exchanges) primarily cover past sales and distribution services, as well as ongoing services to shareholders. The fees paid under this 12b-1 Plan are as follows:

 FUND                                  CLASS B   CLASS C
 Specialized Financial Services Fund    0.75%     0.75%
 Specialized Technology Fund            0.75%     0.75%

These fees are paid out of each Fund's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than other types of sales charges.

SHAREHOLDER SERVICING PLAN

The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

ADDITIONAL PAYMENTS TO DEALERS

In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial

28 COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the WELLS FARGO ADVANTAGE FUNDS website at www.wellsfargo.com/advantagefunds.

                     COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS 29

PRICING FUND SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange
(NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. Each Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

 30 PRICING FUND SHARES

HOW TO OPEN AN ACCOUNT
--------------------------------------------------------------------------------

You can open a WELLS FARGO ADVANTAGE FUNDS account through any of the following means:

   o directly with the Fund. Complete a WELLS FARGO ADVANTAGE FUNDS application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

   o through a brokerage account with an approved selling agent; or

   o through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

                                                       HOW TO OPEN AN ACCOUNT 31

HOW TO BUY SHARES
--------------------------------------------------------------------------------

This section explains how you can buy shares directly from WELLS FARGO ADVANTAGE FUNDS. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

 MINIMUM INVESTMENTS                 INITIAL PURCHASE                                     SUBSEQUENT PURCHASES
---------------------------------   --------------------------------------------------   -------------------------------------
 Regular accounts                    $1,000                                               $100
 IRAs, IRA rollovers, Roth IRAs        $250                                               $100
 UGMA/UTMA accounts                     $50                                                $50
 Employer Sponsored                  no minimum                                           no minimum
 Retirement Plans
 BUYING SHARES                       OPENING AN ACCOUNT                                   ADDING TO AN ACCOUNT
---------------------------------   --------------------------------------------------   -------------------------------------
 By Internet                         A new account may not be opened by                  o To buy additional shares or buy
                                    Internet unless you have another Wells Fargo         shares of a new Fund, visit
                                    Advantage Fund account with your bank                www.wellsfargo.com/
                                    information on file. If you do not currently         advantagefunds.
                                    have an account, refer to the section on             o Subsequent online purchases
                                    buying shares by mail or wire.                       have a minimum of $100 and a
                                                                                         maximum of $100,000. You may
                                                                                         be eligible for an exception to
                                                                                         this maximum. Please call
                                                                                         Investor Services at
                                                                                         1-800-222-8222 for more
                                                                                         information.

 By Mail                            o Complete and sign your account                     o Enclose a voided check (for
                                    application.                                         checking accounts) or a deposit
                                    o Mail the application with your check made          slip (savings accounts).
                                    payable to the Fund to Investor Services at:         Alternatively, include a note
                                                                                         with your name, the Fund name,
                                                      REGULAR MAIL
                                    --------------------------------------------------
                                                                                         and your account number.
                                              WELLS FARGO ADVANTAGE FUNDS
                                                                                         o Mail the deposit slip or note
                                                     P.O. Box 8266
                                                                                         with your check made payable
                                                 Boston, MA 02266-8266
                                                                                         to the Fund to the address on
                                                     OVERNIGHT ONLY                      the left.
                                    --------------------------------------------------   -------------------------------------
                                              WELLS FARGO ADVANTAGE FUNDS
                                           c/o Boston Financial Data Services
                                                      30 Dan Road
                                                 Canton, MA 02021-2809
                                    --------------------------------------------------
 By Telephone                        A new account may not be opened by                   To buy additional shares or to buy
---------------------------------
                                    telephone unless you have another Wells              shares of a new Fund call:
                                    Fargo Advantage Fund account with your               o Investor Services at
                                    bank information on file. If you do not              1-800-222-8222 or
                                    currently have an account, refer to the section      o 1-800-368-7550 for the
                                    on buying shares by mail or wire.                    automated phone system.
                                    --------------------------------------------------   -------------------------------------

 32 HOW TO BUY SHARES

 BUYING SHARES
-----------------------------------------------------------------------------------------------------------------
                            OPENING AN ACCOUNT                             ADDING TO AN ACCOUNT
                           ---------------------------------------------- ---------------------------------------
 In Person                  Investors are welcome to visit the Investor    See instructions shown to the left.
                           Center in person to ask questions or conduct
                           any Fund transaction. The Investor Center is
                           located at 100 Heritage Reserve,
                           Menomonee Falls, Wisconsin 53051.
                           ----------------------------------------------
 By Wire                    o Complete, sign and mail your account         To buy additional shares, instruct
                           application (refer to the section on buying    your bank or financial institution to
                           shares by mail)                                use the same wire instructions
                           o Provide the following instructions to your   shown to the left.
                           financial institution:
                           State Street Bank & Trust
                           Boston, MA
                           Bank Routing Number: ABA 011000028
                           Wire Purchase Account: 9905-437-1
                           Attention: WELLS FARGO ADVANTAGE FUNDS
                           (Name of Fund, Account
                           Number and any applicable
                           share class)
                           Account Name: Provide your
                           name as registered on the
                           Fund account
                           ----------------------------------------------
 Through Your Investment    Contact your investment representative.        Contact your investment
 Representative                                                           representative.
--------------------------                                                --------------------------------------

GENERAL NOTES FOR BUYING SHARES

   o PROPER FORM. If the transfer agent receives your application in proper order before the close of the NYSE, your transactions will be priced at that day's NAV. If your application is received after the close of trading on the NYSE, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request. You are eligible to earn distributions beginning on the business day after the transfer agent receives your application in proper form.

   o U.S. DOLLARS ONLY. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks.

   o INSUFFICIENT FUNDS. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid.

   o NO FUND NAMED. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

   o RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

   o MINIMUM INITIAL AND SUBSEQUENT INVESTMENT WAIVERS. We allow a reduced minimum initial investment of $50 if you sign up for at least a $50 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart, we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

                                                            HOW TO BUY SHARES 33

HOW TO SELL SHARES
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with WELLS FARGO ADVANTAGE FUNDS. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

 SELLING SHARES                             TO SELL SOME OR ALL OF YOUR SHARES
-----------------                          ----------------------------------------------------------------------
 By Internet                                Visit our Web site at www.wellsfargo.com/advantagefunds.
-----------------
                                           Redemptions requested online are limited to a maximum of
                                           $100,000. You may be eligible for an exception to this maximum.
                                           Please call Investor Services at 1-800-222-8222 for more
                                           information.
                                           ----------------------------------------------------------------------
 By Mail                                   o Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the
                                           dollar amount you wish to receive (or write "Full Redemption"
                                           to redeem your remaining account balance) to the address
                                           below.
                                           o Make sure all account owners sign the request exactly as their names appear on the account application.
                                           o  A medallion guarantee may be required under certain
                                           circumstances (see "General Notes for Selling Shares").
                                                                            REGULAR MAIL
-----------------                          ----------------------------------------------------------------------
                                                                WELLS FARGO ADVANTAGE FUNDS
                                                                       P.O. Box 8266
                                                                   Boston, MA 02266-8266
                                                                      OVERNIGHT ONLY
                                           ----------------------------------------------------------------------
                                                                WELLS FARGO ADVANTAGE FUNDS
                                                            c/o Boston Financial Data Services
                                                                        30 Dan Road
                                                                   Canton, MA 02021-2809
                                           ----------------------------------------------------------------------
 By Wire                                   o To arrange for a Federal Funds wire, call 1-800-222-8222.
-----------------
                                           o Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.
                                           o Wire requests are sent to your bank account next business day if your request to redeem is received before the NYSE close.
                                           o There is a $10 fee for each request.
                                           ----------------------------------------------------------------------
 In Person                                 Investors are welcome to visit the Investor Center in person to ask questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls,
                                           Wisconsin 53051.
                                           ----------------------------------------------------------------------

 34 HOW TO SELL SHARES

 SELLING SHARES                             TO SELL SOME OR ALL OF YOUR SHARES
----------------------------------------   ------------------------------------------------------------------
 By Telephone /                             o Call an Investor Services representative at 1-800-222-8222 or
 Electronic Funds Transfer (EFT)           use the automated phone system 1-800-368-7550.
----------------------------------------
                                           o Telephone privileges are automatically made available to you unless you specifically decline them on your account
                                           application or subsequently in writing.
                                           o Redemption requests may not be made by phone if the
                                           address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).
                                           o A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days)
                                           or transferred to a linked bank account.
                                           o Transfers made to a Wells Fargo Bank account are made
                                           available sooner than transfers to an unaffiliated institution.
                                           o Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money
                                           market funds, and next day for all other WELLS FARGO ADVANTAGE
                                           FUNDS.
                                           o Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.
                                           NOTE: Telephone transactions such as redemption requests
                                           made over the phone generally require only one of the
                                           account owners to call unless you have instructed us
                                           otherwise.
                                           -----------------------------------------------------------------
 Through Your Investment Representative     Contact your investment representative.
----------------------------------------   -----------------------------------------------------------------

GENERAL NOTES FOR SELLING SHARES

   o PROPER FORM. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares. Requests received before the cutoff time are processed on the same business day.

   o CDSC FEES. Your redemption proceeds are net of any applicable CDSC fees.

   o FORM OF REDEMPTION PROCEEDS. You may request that your redemption proceeds be sent to you by check, by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

   o TELEPHONE/INTERNET REDEMPTIONS. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet. We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.

                                                           HOW TO SELL SHARES 35

   o RIGHT TO DELAY PAYMENT. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

   o RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.

   o MEDALLION GUARANTEES. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

 36 HOW TO SELL SHARES

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

o In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (I.E., a Fund not closed to new accounts), with the following exceptions:

   o Class A shares of non-money market funds may also be exchanged for Service Class shares of any money market fund; and

   o Class C shares of non-money market funds may be exchanged for Class A shares of the Wells Fargo Advantage Money Market Fund. Class A shares purchased in such an exchange may only be re-exchanged for Class C shares of non-money market funds.

o An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

o You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

o Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

o If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new
   Fund, unless your balance has fallen below that amount due to investment performance.

o Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum subsequent purchase amounts.

o Class B and Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders.

                                                       HOW TO EXCHANGE SHARES 37

Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This modified policy will not apply to:

o  Money market funds;

o  Ultra-short funds;

o  Purchases of shares through dividend reinvestments;

o Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

o Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

o Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

o Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

o Purchases below $5,000 (including purchases that are part of an exchange transaction).

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management's analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plans and registered funds of funds.

 38 HOW TO EXCHANGE SHARES

ACCOUNT POLICIES
--------------------------------------------------------------------------------

AUTOMATIC PLANS
These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

o AUTOMATIC INVESTMENT PLAN - With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

o AUTOMATIC EXCHANGE PLAN - With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the "How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

o SYSTEMATIC WITHDRAWAL PLAN - With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:
   o must have a Fund account valued at $10,000 or more;
   o must request a minimum redemption of $100;
   o must have your distributions reinvested; and
   o may not simultaneously participate in the Automatic Investment Plan.

o PAYROLL DIRECT DEPOSIT - With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

RETIREMENT ACCOUNTS
We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

o  Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

o  Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

SMALL ACCOUNT REDEMPTIONS
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

                                                             ACCOUNT POLICIES 39

STATEMENTS AND CONFIRMATIONS

Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

ELECTRONIC DELIVERY OF FUND DOCUMENTS

You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Funds' Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Funds' Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

STATEMENT INQUIRIES

Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

TRANSACTION AUTHORIZATIONS

Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor WELLS FARGO ADVANTAGE FUNDS will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT ACT

In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

 40 ACCOUNT POLICIES

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Specialized Financial Services Fund generally makes distributions of any net investment income at least quarterly and any realized net capital gains at least annually. The Specialized Technology Fund generally makes distributions of any net investment income and any realized net capital gains at least annually. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.

We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

o AUTOMATIC REINVESTMENT OPTION - Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

o CHECK PAYMENT OPTION - Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

o BANK ACCOUNT PAYMENT OPTION - Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

o DIRECTED DISTRIBUTION PURCHASE OPTION - Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

                                                                DISTRIBUTIONS 41

TAXES
--------------------------------------------------------------------------------

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

42 TAXES

ADDITIONAL PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

This section contains additional information regarding performance of the Funds. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

INDEX DESCRIPTIONS
The "Average Annual Total Returns" table in each Fund's Fund Summary compares the Fund's returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

S&P 500 (Reg. TM) INDEX   S&P 500 is a registered trademark of Standard and Poor's. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets.

S&P FINANCIAL INDEX       The S&P Financial Index is a market capitalization-weighted index of companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including REITs. You cannot invest directly in an index.

S&P NORTH AMERICAN        The S&P North American Technology Index (formerly the Goldman Sachs Technology Index)
TECHNOLOGY INDEX          is a modified capitalization-weighted index of selected technology stocks. You cannot invest directly in an index.

SHARE CLASS PERFORMANCE
The performance history of share classes of certain Funds is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

   o SPECIALIZED TECHNOLOGY FUND - RETAIL CLASS SHARES. Class A, Class B and Class C shares incepted on
     September 18, 2000. Returns for Class A, Class B and Class C and the Indices shown in the Life of Fund column are as of the Fund inception date.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. Each Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

                                           ADDITIONAL PERFORMANCE INFORMATION 43

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables are intended to help you understand each Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, a copy of which is available upon request.

 44 FINANCIAL HIGHLIGHTS

SPECIALIZED FINANCIAL SERVICES FUND
CLASS A SHARES - COMMENCED ON JULY 2, 1962
For a share outstanding throughout each period

                                      OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,   OCT. 31,   SEPT. 30,
 FOR THE PERIOD ENDED:                 2009        2008        2007        2006     2005/1/      2005
NET ASSET VALUE, BEGINNING OF
  PERIOD                                         $   3.86     $  4.24    $  3.80    $  3.70    $  3.83
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                       0.06/2/     0.05       0.05       0.00       0.04
  Net realized and unrealized
   gain (loss) on investments                       (1.89)      (0.06)      0.61       0.10       0.16
                                                 --------     -------    -------    -------    -------
  Total from investment
   operations                                       (1.83)      (0.01)      0.66       0.10       0.20
                                                 --------     -------    -------    -------    -------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                (0.06)      (0.05)     (0.05)      0.00      (0.04)
  Distributions from net
   realized gain                                    (0.34)      (0.32)     (0.17)      0.00      (0.29)
                                                 --------     -------    -------    -------    -------
  Total distributions                               (0.40)      (0.37)     (0.22)      0.00      (0.33)
                                                 --------     -------    -------    -------    -------
 NET ASSET VALUE, END OF PERIOD                  $   1.63     $  3.86    $  4.24    $  3.80    $  3.70
                                                 ========     =======    =======    =======    =======
 TOTAL RETURN/3/                                   (51.95)%     (0.49)%    17.83%      2.70%      5.34%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                        $100,282     $287,109   $354,300   $369,400   $369,432
  Ratio of net investment
   income (loss) to average
   net assets/4/                                     2.43%       1.31%      1.17%     (0.07)%     1.15%
  Ratios of expenses to
   average net assets prior to
   waived fees and
   reimbursed expenses/4/                            1.66%       1.59%      1.58%      1.58%      1.58%
  Waived fees and reimbursed
   expenses/4/                                      (0.31)%     (0.24)%    (0.23)%    (0.23)%    (0.23)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/4/                              1.35%       1.35%      1.35%      1.35%      1.35%
  Portfolio turnover rate/5/                            3%         12%        21%         1%        49%

1 The Fund changed its fiscal year-end from September 30 to October 31.
2 Calculated based upon average shares outstanding.
3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of expenses to average net assets prior to waived fees and reimbursed expenses reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares offered. Portfolio Turnover rates presented for periods of less than one year are not annualized.

                                                         FINANCIAL HIGHLIGHTS 45

SPECIALIZED FINANCIAL SERVICES FUND
CLASS B SHARES - COMMENCED ON MAY 1, 1997
For a share outstanding throughout each period

                                      OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,   SEPT. 30,
 FOR THE PERIOD ENDED:                 2009         2008        2007        2006      2005/1/     2005
 NET ASSET VALUE, BEGINNING OF
PERIOD                                               $3.85       $4.23       $3.79      $3.69      $3.82
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                        0.04/2/     0.02        0.00       0.00       0.01
  Net realized and unrealized
   gain (loss) on investments                        (1.88)      (0.06)       0.62       0.10       0.16
                                                 ---------     -------     -------    -------    -------
  Total from investment
   operations                                        (1.84)      (0.04)       0.62       0.10       0.17
                                                 ---------     -------     -------    -------    -------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                 (0.04)      (0.02)      (0.01)      0.00      (0.01)
  Distributions from net
   realized gain                                     (0.34)      (0.32)      (0.17)      0.00      (0.29)
                                                 ---------     -------     -------    -------    -------
  Total distributions                                (0.38)      (0.34)      (0.18)      0.00      (0.30)
                                                 ---------     -------     -------    -------    -------
 NET ASSET VALUE, END OF PERIOD                     $ 1.63      $ 3.85      $ 4.23     $ 3.79     $ 3.69
                                                 =========     =======     =======    =======    =======
 TOTAL RETURN/3/                                    (52.20)%     (1.27)%     16.96%      2.71%      4.32%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                             $916      $2,533      $3,816     $5,113     $5,220
  Ratio of net investment
   income (loss) to average
   net assets/4/                                      1.68%       0.56%       0.45%     (0.81)%     0.40%
  Ratios of expenses to
   average net assets prior to
   waived fees and
   reimbursed expenses/4/                             2.41%       2.34%       2.33%      2.33%      2.33%
  Waived fees and reimbursed
   expenses/4/                                       (0.31)%     (0.24)%     (0.23)%    (0.23)%    (0.23)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/4/                               2.10%       2.10%       2.10%      2.10%      2.10%
  Portfolio turnover rate/5/                             3%         12%         21%         1%        49%

1 The Fund changed its fiscal year-end from September 30 to October 31.
2 Calculated based upon average shares outstanding.
3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of expenses to average net assets prior to waived fees and reimbursed expenses reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares offered. Portfolio Turnover rates presented for periods of less than one year are not annualized.

 46 FINANCIAL HIGHLIGHTS

SPECIALIZED FINANCIAL SERVICES FUND
CLASS C SHARES - COMMENCED ON MAY 1, 1997
For a share outstanding throughout each period

                                      OCT. 31,   OCT. 31,     OCT. 31,   OCT. 31,   OCT. 31,   SEPT. 30,
 FOR THE PERIOD ENDED:                 2009       2008         2007       2006      2005/1/     2005
 NET ASSET VALUE, BEGINNING OF
PERIOD                                           $  3.82       $ 4.20     $ 3.77     $ 3.67      $3.80
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                      0.04/2/      0.02       0.01       0.00       0.01
  Net realized and unrealized
   gain (loss) on investments                      (1.86)       (0.06)      0.61       0.10       0.16
                                                 -------      -------    -------    -------    -------
  Total from investment
   operations                                      (1.82)       (0.04)      0.62       0.10       0.17
                                                 -------      -------    -------    -------    -------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                               (0.04)       (0.02)     (0.02)      0.00      (0.01)
  Distributions from net
   realized gain                                   (0.34)       (0.32)     (0.17)      0.00      (0.29)
                                                 -------      -------    -------    -------    -------
  Total distributions                              (0.38)       (0.34)     (0.19)      0.00      (0.30)
                                                 -------      -------    -------    -------    -------
 NET ASSET VALUE, END OF PERIOD                  $  1.62       $ 3.82     $ 4.20     $ 3.77     $ 3.67
                                                 =======      =======    =======    =======    =======
 TOTAL RETURN/3/                                  (52.04)%      (1.25)%    16.79%      2.72%      4.46%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                           $552         $895     $1,053     $1,202     $1,189
  Ratio of net investment
   income (loss) to average
   net assets/4/                                    1.75%        0.56%      0.42%     (0.82)%     0.40%
  Ratios of expenses to
   average net assets prior to
   waived fees and
   reimbursed expenses/4/                           2.39%        2.34%      2.33%      2.33%      2.33%
  Waived fees and reimbursed
   expenses/4/                                     (0.29)%      (0.24)%    (0.23)%    (0.23)%    (0.23)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/4/                             2.10%        2.10%      2.10%      2.10%      2.10%
  Portfolio turnover rate/5/                           3%          12%        21%         1%        49%

1 The Fund changed its fiscal year-end from September 30 to October 31.
2 Calculated based upon average shares outstanding.
3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of expenses to average net assets prior to waived fees and reimbursed expenses reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares offered. Portfolio Turnover rates presented for periods of less than one year are not annualized.

                                                         FINANCIAL HIGHLIGHTS 47

SPECIALIZED TECHNOLOGY FUND
CLASS A SHARES - COMMENCED ON SEPTEMBER 18, 2000
For a share outstanding throughout each period

                                      OCT. 31,   OCT. 31,       OCT. 31,     OCT. 31,   OCT. 31,    SEPT. 30,
 FOR THE PERIOD ENDED:                 2009       2008           2007         2006      2005/1/       2005
 NET ASSET VALUE, BEGINNING OF
PERIOD                                              $7.83          $5.45       $5.20      $5.21       $4.13
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                      (0.04)/2/      (0.07)/2/   (0.07)     (0.01)      (0.07)
  Net realized and unrealized
   gain (loss) on investments                       (3.27)          2.45        0.32       0.00        1.15
                                                 --------       --------     -------    -------     -------
  Total from investment
   operations                                       (3.31)          2.38        0.25      (0.01)       1.08
                                                 --------       --------     -------    -------     -------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                                 0.00           0.00        0.00       0.00        0.00
  Distributions from net
   realized gain                                     0.00           0.00        0.00       0.00        0.00
                                                 --------       --------     -------    -------     -------
  Total distributions                                0.00           0.00        0.00       0.00        0.00
                                                 --------       --------     -------    -------     -------
 NET ASSET VALUE, END OF PERIOD                     $4.52          $7.83       $5.45      $5.20       $5.21
                                                 ========       ========     =======    =======     =======
 TOTAL RETURN/3/                                   (42.27)%        43.67%       4.81%     (0.19)%     26.15%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                        $100,523       $163,333     $110,207   $114,262    $114,233
  Ratio of net investment
   income (loss) to average
   net assets/4/                                    (0.62)%        (1.05)%     (1.13)%    (1.30)%     (1.33)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/4/                                       1.81%          1.79%       1.83%      1.78%       1.80%
  Waived fees and reimbursed
   expenses/4/                                      (0.06)%        (0.04)%     (0.08)%    (0.03)%     (0.05)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/4/                              1.75%          1.75%       1.75%      1.75%       1.75%
  Portfolio turnover rate/5/                          191%           178%        279%        29%        270%

1 The Fund changed its fiscal year-end from September 30 to October 31.
2 Calculated based upon average shares outstanding.
3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of expenses to average net assets prior to waived fees and reimbursed expenses reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares offered. Portfolio Turnover rates presented for periods of less than one year are not annualized.

 48 FINANCIAL HIGHLIGHTS

SPECIALIZED TECHNOLOGY FUND
CLASS B SHARES - COMMENCED ON SEPTEMBER 18, 2000
For a share outstanding throughout each period

                                      OCT. 31,   OCT. 31,      OCT. 31,     OCT. 31,   OCT. 31,   SEPT. 30,
 FOR THE PERIOD ENDED:                 2009       2008          2007         2006      2005/1/     2005
 NET ASSET VALUE, BEGINNING OF
PERIOD                                            $7.47          $5.20        $5.00      $5.02      $4.01
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                    (0.08)/2/      (0.10)/2/    (0.14)     (0.01)     (0.12)
  Net realized and unrealized
   gain (loss) on investments                     (3.09)          2.32         0.34      (0.01)      1.13
                                                 ------        -------      -------    -------    -------
  Total from investment
   operations                                     (3.17)          2.22         0.20      (0.02)      1.01
                                                 ------        -------      -------    -------    -------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                               0.00           0.00         0.00       0.00       0.00
  Distributions from net
   realized gain                                   0.00           0.00         0.00       0.00       0.00
                                                 ------        -------      -------    -------    -------
  Total distributions                              0.00           0.00         0.00       0.00       0.00
                                                 ------        -------      -------    -------    -------
 NET ASSET VALUE, END OF PERIOD                   $4.25          $7.42        $5.20      $5.00      $5.02
                                                 ======        ========     =======    =======    =======
 TOTAL RETURN/3/                                 (42.72)%        42.69%        4.00%     (0.40)%    25.19%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                        $3,254        $16,366      $23,903    $28,860    $29,180
  Ratio of net investment
   income (loss) to average
   net assets/4/                                  (1.33)%        (1.79)%      (1.89)%    (2.05)%    (2.09)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/4/                                     2.55%          2.54%        2.58%      2.53%      2.55%
  Waived fees and reimbursed
   expenses/4/                                    (0.05)%        (0.04)%      (0.08)%    (0.03)%    (0.05)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/4/                            2.50%          2.50%        2.50%      2.50%      2.50%
  Portfolio turnover rate/5/                        191%           178%         279%        29%       270%

1 The Fund changed its fiscal year-end from September 30 to October 31.
2 Calculated based upon average shares outstanding.
3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of expenses to average net assets prior to waived fees and reimbursed expenses reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares offered. Portfolio Turnover rates presented for periods of less than one year are not annualized.

                                                         FINANCIAL HIGHLIGHTS 49

SPECIALIZED TECHNOLOGY FUND
CLASS C SHARES - COMMENCED ON SEPTEMBER 18, 2000
For a share outstanding throughout each period

                                      OCT. 31,   OCT. 31,       OCT. 31,    OCT. 31,   OCT. 31,   SEPT. 30,
 FOR THE PERIOD ENDED:                 2009       2008           2007        2006      2005/1/     2005
 NET ASSET VALUE, BEGINNING OF
PERIOD                                           $ 7.40         $ 5.19       $4.99     $ 5.01     $ 4.00
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                    (0.08)/2/      (0.11)/2/   (0.12)     (0.01)     (0.13)
  Net realized and unrealized
   gain (loss) on investments                     (3.08)          2.32        0.32      (0.01)      1.14
                                                 ------         ------      ------     ------     ------
  Total from investment
   operations                                     (3.16)          2.21        0.20      (0.02)      1.01
                                                 ------         ------      ------     ------     ------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                               0.00           0.00        0.00       0.00       0.00
  Distributions from net
   realized gain                                   0.00           0.00        0.00       0.00       0.00
                                                 ------         ------      ------     ------     ------
  Total distributions                              0.00           0.00        0.00       0.00       0.00
                                                 ------         ------      ------     ------     ------
 NET ASSET VALUE, END OF PERIOD                  $ 4.25         $ 7.40      $ 5.19     $ 4.99     $ 5.01
                                                 ======         ======      ======     ======     ======
 TOTAL RETURN/3/                                 (42.70)%        42.58%       4.01%     (0.40)%    25.25%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                        $3,626         $6,907      $5,173     $5,711     $5,707
  Ratio of net investment
   income (loss) to average
   net assets/4/                                  (1.38)%        (1.81)%     (1.88)%    (2.05)%    (2.09)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/4/                                     2.54%          2.54%       2.58%      2.53%      2.55%
  Waived fees and reimbursed
   expenses/4/                                    (0.04)%        (0.04)%     (0.08)%    (0.03)%    (0.05)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/4/                            2.50%          2.50%       2.50%      2.50%      2.50%
  Portfolio turnover rate/5/                        191%           178%        279%        29%       270%

1 The Fund changed its fiscal year-end from September 30 to October 31.
2 Calculated based upon average shares outstanding.
3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of expenses to average net assets prior to waived fees and reimbursed expenses reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares offered. Portfolio Turnover rates presented for periods of less than one year are not annualized.

 50 FINANCIAL HIGHLIGHTS

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

FOR MORE INFORMATION

More information on each Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period. The Report of Independent Registered Public Accounting Firm and each Fund's audited financial statements included in the Fund's most recent annual report are incorporated by reference into this Prospectus.

To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com

By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

On the Internet:
www.wellsfargo.com/advantagefunds

From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]

                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------

                                                             039SFR / P401 03-10
                                                          ICA Reg. No. 811-09253
(Copyright) 2010 Wells Fargo Funds Management, LLC. All rights reserved.

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

                                 MARCH 1, 2010

                                   Prospectus

                                 Investor Class

WELLS FARGO ADVANTAGE FUNDS (Reg. TM) -  SPECIALTY FUNDS

Specialized Technology Fund -  WFTZX

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

FUND SUMMARIES
A SUMMARY OF INFORMATION ABOUT THE FUND, INCLUDING: INVESTMENT OBJECTIVE, FEES AND EXPENSES, PORTFOLIO TURNOVER, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, MANAGEMENT OF THE FUND, TRANSACTION POLICIES AND TAX INFORMATION

Specialized Technology Fund Summary            3
Summary of Other Important Information         6
   Regarding Fund Shares

--------------------------------------------------------------------------------

THE FUND
INFORMATION ABOUT THE FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

Key Fund Information                           7
Specialized Technology Fund                    8
Description of Principal Investment           10
  Risks
Portfolio Holdings Information                13

--------------------------------------------------------------------------------

ORGANIZATION AND MANAGEMENT OF
THE FUND
INFORMATION ABOUT THE FUND'S ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY

Organization and Management of the Fund       14
About Wells Fargo Funds Trust                 14
The Investment Adviser                        14
The Sub-Adviser and Portfolio Managers        14

--------------------------------------------------------------------------------

YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO OPEN AN ACCOUNT, AND BUY, SELL AND EXCHANGE FUND SHARES

Compensation to Dealers and Shareholder       16
   Servicing Agents
Pricing Fund Shares                           17
How to Open an Account                        18
How to Buy Shares                             19
How to Sell Shares                            21
How to Exchange Shares                        24
Account Policies                              26

--------------------------------------------------------------------------------

OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS

Distributions                                 28
Taxes                                         29
Additional Performance Information            30
Financial Highlights                          31
For More Information                  Back Cover

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Fund is distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202)371-8300.

SPECIALIZED TECHNOLOGY FUND SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Specialized Technology Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

    SHAREHOLDER FEES (fees paid directly from your
                     investments)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

                ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
  Management Fees                                  x.xx%
  Distribution (12b-1) Fees                        x.xx%
  Other Expenses/1/                                x.xx%
  Acquired Fund Fees and Expenses                  x.xx%
  TOTAL ANNUAL FUND OPERATING                      X.XX%
  EXPENSES/2/
  Fee Waivers                                      x.xx%
  NET ANNUAL FUND OPERATING EXPENSES/3/            X.XX%

1 Includes expenses payable to affiliates of Wells Fargo & Company.
2 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, at 1.85%. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; you reinvest all distributions; and the Fund's operating expenses remain the same.

   1 Year         $x.xx
   3 Years        $x.xx
   5 Years        $x.xx
  10 Years        $x.xx

                                           SPECIALIZED TECHNOLOGY FUND SUMMARY 3

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [INSERT FUND-SPECIFIC VARIABLE]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of global technology companies including common stocks and preferred stocks,warrants, convertible debt securities, ADRs (and similar investments), shares of other mutual funds, and shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets.We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.We may also hedge the portfolio's foreign currency exposure by purchasing or selling foreign currency futures and foreign currency forward contracts.
We define technology companies as those with revenues primarily generated by technology products and services, such as computer, software, communications equipment and services, semi-conductor, health care, biotechnology, defense and aerospace, energy equipment and services, nanotechnology, electric manufacturing services and others.We concentrate the Fund's investments in the technology sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.
We evaluate the fundamental value and prospects for growth of individual companies and focus on technology companies that we expect will have higher than average rates of growth and strong potential for capital appreciation.We develop forecasts of economic growth, inflation, and interest rates that we use to identify regions and individual countries that are likely to offer the best investment opportunities.We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity and/or when a company's fundamentals change.We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
CURRENCY HEDGING RISK. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
EMERGING MARKETS RISK. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
NON-DIVERSIFICATION RISK. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

 4 SPECIALIZED TECHNOLOGY FUND SUMMARY

TECHNOLOGY SECTOR RISK. The Fund concentrates its investments in the technology sector and therefore may be more susceptible to financial, economic or market events impacting the technology sector. Specifically, such investments may experience greater volatility due to rapid product cycles and significant competitive pressures, and may become rapidly obsolete.
See "Description of Principal Investment Risks" beginning on page [xx] of the Prospectus for a detailed discussion of these and additional factors you should carefully consider before deciding to invest in the Fund.
--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). See the "Additional Performance Information" section beginning on page [x] of the Prospectus for further information, including a description of the index(es) and performance history for specified share classes of certain Funds. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                 CALENDAR YEAR TOTAL RETURNS FOR THE INVESTOR CLASS/1/
                                 AS OF 12/31 EACH YEAR
  2001     2002      2003     2004    2005    2006     2007     2008      2009
-38.46%   -41.42%   72.21%   17.90%   8.11%   5.88%   28.47%   -45.00%   xx.xx%

               BEST AND WORST QUARTER
  Best Quarter:      Q    xxxx    xx.xx%
  Worst Quarter:     Q    xxxx    xx.xx%

 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/09                           1 YEAR    5 YEARS     LIFE OF FUND/1/
 INVESTOR CLASS/1/
  Returns Before Taxes                   %         %           %
  Returns After Taxes on                 %         %           %
  Distributions/2/
  Returns After Taxes on                 %         %           %
Distributions and Sale of Fund
  Shares/2/
 S&P 500 (Reg. TM) INDEX                 %         %           %
  (reflects no deduction for fees,
  expenses or taxes)
 S&P NORTH AMERICAN TECHNOLOGY INDEX     %         %           %
  (reflects no deduction for fees,
  expenses or taxes)

1 Investor Class shares incepted on April 11, 2005. Returns for the Investor
  Class and the Indices shown in the Life of Fund column are as of the Fund inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                                           SPECIALIZED TECHNOLOGY FUND SUMMARY 5

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER        PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 RCM Capital        HUACHEN CHEN, CFA, Portfolio Manager/2000
 Management, LLC   WALTER C. PRICE, JR., CFA, Security Analysis and Portfolio Manager/2000

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page [X] of the Prospectus.

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING FUND SHARES
TRANSACTION POLICIES

                                                                                 TO PLACE ORDERS OR REDEEM
 BUYING FUND SHARES              SELLING FUND SHARES                             SHARES
-------------------------------- ----------------------------------------------- -----------------------------------
 MINIMUM INITIAL INVESTMENT      See HOW TO SELL SHARES beginning on page [x]    MAIL: WELLS FARGO ADVANTAGE FUNDS
 Investor Class: $2,500          of the Prospectus                               P.O. Box 8266
 MINIMUM ADDITIONAL                                                              Boston, MA 02266-8266
 INVESTMENT                                                                      INTERNET: www.wellsfargo.com/
    $100                                                                         advantagefunds
 See HOW TO BUY SHARES                                                           PHONE OR WIRE: 1-800-222-8222
 beginning on page [x] of the                                                    IN PERSON: Investor Center
 Prospectus                                                                      100 Heritage Reserve
                                                                                 Menomonee Falls,WI 53051.
                                                                                 CONTACT YOUR FINANCIAL
                                                                                 PROFESSIONAL.

In general, you can buy or sell shares of the Fund by mail, internet, phone, wire or in person on any business day. You can generally pay for shares by check, wire or electronic fund transfer. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire transfer. You also may buy and sell shares through a financial professional. Orders to buy and sell shares are processed at the next net asset value ("NAV") (share price) to be calculated after we receive your request in proper form. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more information about buying and selling shares, including minimum initial and subsequent investment waivers, policies, and restrictions that may apply, ask your financial professional or see HOW TO BUY SHARES and HOW TO SELL SHARES beginning on pages [x] and [y] of the Prospectus.

TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. See "Taxes" on page [X] of the Prospectus.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

 6 SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

KEY FUND INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about a Fund within the WELLS FARGO ADVANTAGE FUNDS (Reg. TM) family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS AND PRINCIPAL INVESTMENT STRATEGIES The investment objective of the Fund in this Prospectus is non-fundamental;
that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

o  what the Fund is trying to achieve; and

o  how we intend to invest your money.

This section also provides a summary of the Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for the Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in the Fund.

                                                          KEY FUND INFORMATION 7

SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
RCM Capital Management, LLC

PORTFOLIO MANAGERS
Huachen Chen, CFA
Walter C. Price, Jr., CFA

FUND INCEPTION:
09/18/2000
INVESTOR CLASS:
Ticker: WFTZX
Fund Number: 3283

INVESTMENT OBJECTIVE
The Specialized Technology Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of technology companies;

o up to 50% of the Fund's total assets in equity securities of foreign issuers, directly or through ADRs and similar investments;

o up to 25% of the Fund's total assets in any one foreign country, although investments in Japan may exceed this limitation; and

o primarily in issuers with average market capitalizations of $500 million or more, although we may invest up to 15% of the Fund's total assets in equity securities of issuers with market capitalizations below $100 million at the time of purchase.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of global technology companies including common stocks and preferred stocks, warrants, convertible debt securities, ADRs (and similar investments), shares of other mutual funds, and shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets. We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may also hedge the portfolio's foreign currency exposure by purchasing or selling foreign currency futures and foreign currency forward contracts.

We define technology companies as those with revenues primarily generated by technology products and services, such as computer, software, communications equipment and services, semi-conductor, health care, biotechnology, defense and aerospace, energy equipment and services, nanotechnology, electric manufacturing services and others. We concentrate the Fund's investments in the technology sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

We evaluate the fundamental value and prospects for growth of individual companies and focus on technology companies that we expect will have higher than average rates of growth and strong potential for capital appreciation. We develop forecasts of economic growth, inflation, and interest rates that we use to identify regions and individual countries that are likely to offer the best investment opportunities. We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity and/or when a company's fundamentals change. We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

 8 SPECIALIZED TECHNOLOGY FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Currency Hedging Risk
   o Derivatives Risk
   o Emerging Markets Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Non-Diversification Risk
   o Regulatory Risk
   o Smaller Company Securities Risk
   o Technology Sector Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                   SPECIALIZED TECHNOLOGY FUND 9

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for the Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

ACTIVE TRADING RISK          Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

COUNTER-PARTY RISK           When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the
                             Fund is exposed to the risk that the other party will not fulfill its contractual obligation.
                             Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

CURRENCY HEDGING RISK        An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange. To manage currency exposure, a Fund may purchase currency futures or enter into forward currency contracts to "lock in" the U.S. dollar price of the security. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future price set at the time of the contract. Similar to a forward currency contract, currency futures contracts are standardized for the convenience of market participants and quoted on an exchange. To reduce the risk of one party to the contract defaulting, the accrued profit or loss from a futures contract is calculated and paid on a daily basis rather than on the maturity of the contract.

DERIVATIVES RISK             The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate.
                             For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

 10 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

EMERGING MARKETS RISK        Emerging markets securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to certain economic changes. For example, emerging market countries are more often dependent on international trade and are therefore often vulnerable to recessions in other countries.
                             Emerging markets may be under-capitalized and have less developed legal and financial systems than markets in the developed world. Additionally, emerging markets may have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

FOREIGN INVESTMENT RISK      Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

ISSUER RISK                  The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

LEVERAGE RISK                Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

LIQUIDITY RISK               A security may not be sold at the time desired or without adversely affecting the price.

MANAGEMENT RISK              We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 11

MARKET RISK                  The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets.
                             The value or liquidity of a security may decline or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously.

NON-DIVERSIFICATION RISK     Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer. (A
                             "diversified" investment company is required by the 1940 Act, generally, with respect to 75%
                             of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)

REGULATORY RISK              Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

SMALLER COMPANY SECURITIES   Securities of companies with smaller market capitalizations tend to be more volatile and less
RISK                         liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

TECHNOLOGY SECTOR RISK       The Specialized Technology Fund concentrates its investments in the technology sector and therefore may be more susceptible to financial, economic or market events impacting the technology sector. In particular, technology company stocks can be subject to abrupt or erratic price movements and have been volatile due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and competition for market share, and the potential for falling profit margins. These companies also face the risks that new services, equipment and technologies will not be accepted by consumers or businesses, or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities.

 12 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

A description of the WELLS FARGO ADVANTAGE FUNDS' policies and procedures with respect to disclosure of the WELLS FARGO ADVANTAGE FUNDS' portfolio holdings is available in the Fund's Statement of Additional Information and on the WELLS FARGO ADVANTAGE FUNDS' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

                                               PORTFOLIO HOLDINGS INFORMATION 13

ORGANIZATION AND MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Fund and approves the selection of various companies hired to manage the Fund's operations. Except for the Fund's investment advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

THE INVESTMENT ADVISER
Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Fund. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Fund and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund. For providing these services, Funds Management is entitled to receive fees as described in the Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for the Fund is available in the Fund's semi-annual report for the fiscal half-year ended April 30, 2009.

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Fund and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

THE SUB-ADVISER AND PORTFOLIO MANAGERS
The following sub-adviser and portfolio managers perform day-to-day investment management activities for the Fund. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Fund. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

 14 ORGANIZATION AND MANAGEMENT OF THE FUND

--------------------------------------------------------------------------------
RCM CAPITAL MANAGEMENT, LLC (RCM), wholly owned by RCM US Holdings LLC (US Holdings), is located at 4 Embarcadero Center, San Francisco, CA 94111. US Holdings is a registered investment adviser and is an indirect wholly owned subsidiary of Dresdner Bank AG, which in turn, is a wholly owned subsidiary of Allianz SE. RCM is a registered investment adviser and is the sub-adviser for the Specialized Technology Fund and in this capacity is responsible for the day-to-day investment management activities of the Fund.

HUACHEN CHEN, CFA             Mr. Chen is jointly responsible for managing the Specialized Technology Fund, which
Specialized Technology Fund   he has managed from 2000 to April 2003, and again since 2004. Mr. Chen joined RCM as a securities analyst in 1985 and became a principal with the firm in 1994. From 2000 through April 2003, he co-managed the Specialized Technology Fund, and in May 2003 joined the team of RCM investment professionals that provide research assistance to the Fund. He resumed his co-management responsibilities for the Fund in 2004.
                              Education: B.S., Electrical Engineering, Cornell University; M.S., Materials Science and
                              Engineering, Northwestern University.
WALTER C. PRICE, JR., CFA     Mr. Price is jointly responsible for managing the Specialized Technology Fund, which he
Specialized Technology Fund   has managed since 2000. Mr. Price joined RCM in 1974 as a senior securities analyst and became a principal with the firm in 1978. He is responsible for fundamental security analysis in the software/services and internet areas. He is a Director and past president of the M.I.T. Club of Northern California and heads the Educational Council for M.I.T. in the Bay Area. Education: B.S., Electrical Engineering, M.I.T.; B.S.and M.S., Management,
                              Sloan School, M.I.T.

                                      ORGANIZATION AND MANAGEMENT OF THE FUND 15

COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING PLAN
The Fund has a shareholder servicing plan. Under this plan, the Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

ADDITIONAL PAYMENTS TO DEALERS
In addition to dealer reallowances and payments made by the Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the WELLS FARGO ADVANTAGE FUNDS website at www.wellsfargo.com/advantagefunds.

 16 COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS

PRICING FUND SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for the Fund is calculated each business day as of the close of trading on the New York Stock Exchange
(NYSE) (generally 4 p.m. ET). To calculate the Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of the Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of the Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before the Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

                                                          PRICING FUND SHARES 17

HOW TO OPEN AN ACCOUNT
--------------------------------------------------------------------------------

You can open a WELLS FARGO ADVANTAGE FUNDS account through any of the following means:

   o directly with the Fund. Complete a WELLS FARGO ADVANTAGE FUNDS application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

   o through a brokerage account with an approved selling agent; or

   o through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

 18 HOW TO OPEN AN ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------

This section explains how you can buy shares directly from WELLS FARGO ADVANTAGE FUNDS. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

 MINIMUM INVESTMENTS              INITIAL PURCHASE                                   SUBSEQUENT PURCHASES
--------------------------------- -------------------------------------------------- -------------------------------------
 Regular accounts                 $2,500                                             $100
 IRAs, IRA rollovers, Roth IRAs   $1,000                                             $100
 UGMA/UTMA accounts               $1,000                                             $50
 Employer Sponsored               no minimum                                         no minimum
 Retirement Plans
 BUYING SHARES                    OPENING AN ACCOUNT                                 ADDING TO AN ACCOUNT
--------------------------------- -------------------------------------------------- -------------------------------------
 By Internet                      A new account may not be opened by                 o To buy additional shares or buy
---------------------------------
                                  Internet unless you have another Wells Fargo         shares of a new Fund, visit
                                  Advantage Fund account with your bank                www.wellsfargo.com/
                                  information on file. If you do not currently         advantagefunds.
                                  have an account, refer to the section on           o Subsequent online purchases
                                  buying shares by mail or wire.                       have a minimum of $100 and a
                                  --------------------------------------------------
                                                                                       maximum of $100,000. You may
                                                                                       be eligible for an exception to
                                                                                       this maximum. Please call
                                                                                       Investor Services at
                                                                                       1-800-222-8222 for more
                                                                                       information.
                                                                                     -----
 By Mail                          o Complete and sign your account                   o Enclose a voided check (for
---------------------------------
                                    application.                                       checking accounts) or a deposit
                                  o Mail the application with your check made          slip (savings accounts).
                                    payable to the Fund to Investor Services at:       Alternatively, include a note
                                                                                       with your name, the Fund name,
                                                    REGULAR MAIL                       and your account number.
                                  --------------------------------------------------
                                            WELLS FARGO ADVANTAGE FUNDS              o Mail the deposit slip or note
                                                   P.O. Box 8266                       with your check made payable
                                               Boston, MA 02266-8266                   to the Fund to the address on
                                                                                       the left.
                                                   OVERNIGHT ONLY
                                  -------------------------------------------------- -------------------------------------
                                            WELLS FARGO ADVANTAGE FUNDS
                                         c/o Boston Financial Data Services
                                                    30 Dan Road
                                               Canton, MA 02021-2809
                                  --------------------------------------------------
 By Telephone                     A new account may not be opened by                 To buy additional shares or to buy
---------------------------------
                                  telephone unless you have another Wells            shares of a new Fund call:
                                  Fargo Advantage Fund account with your             o Investor Services at
                                  bank information on file. If you do not              1-800-222-8222 or
                                  currently have an account, refer to the section    o 1-800-368-7550 for the
                                  on buying shares by mail or wire.                    automated phone system.
                                  -------------------------------------------------- -------------------------------------

                                                            HOW TO BUY SHARES 19

 BUYING SHARES
-----------------------------------------------------------------------------------------------------------------
                                  OPENING AN ACCOUNT                                 ADDING TO AN ACCOUNT
                                  -------------------------------------------------- -------------------------------------
 In Person                        Investors are welcome to visit the Investor        See instructions shown to the left.
---------------------------------                                                    -------------------------------------
                                  Center in person to ask questions or conduct
                                  any Fund transaction. The Investor Center is
                                  located at 100 Heritage Reserve,
                                  Menomonee Falls, Wisconsin 53051.
                                  --------------------------------------------------
 By Wire                          o Complete, sign and mail your account             To buy additional shares, instruct
---------------------------------
                                    application (refer to the section on buying      your bank or financial institution to
                                    shares by mail)                                  use the same wire instructions
                                  o Provide the following instructions to your       shown to the left.
                                                                                     -------------------------------------
                                    financial institution:
                                    State Street Bank & Trust
                                    Boston, MA
                                    Bank Routing Number: ABA 011000028
                                    Wire Purchase Account: 9905-437-1
                                    Attention: WELLS FARGO ADVANTAGE FUNDS
                                    (Name of Fund, Account
                                    Number and any applicable
                                    share class)
                                    Account Name: Provide your
                                    name as registered on the
                                    Fund account
                                  --------------------------------------------------
 Through Your Investment          Contact your investment representative.            Contact your investment
 Representative                                                                      representative.
--------------------------------- -------------------------------------------------- -------------------------------------

GENERAL NOTES FOR BUYING SHARES

   o PROPER FORM. If the transfer agent receives your application in proper order before the close of the NYSE, your transactions will be priced at that day's NAV. If your application is received after the close of trading on the NYSE, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request. You are eligible to earn distributions beginning on the business day after the transfer agent receives your application in proper form.

   o U.S. DOLLARS ONLY. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks.

   o INSUFFICIENT FUNDS. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid.

   o NO FUND NAMED. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

   o RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

   o MINIMUM INITIAL AND SUBSEQUENT INVESTMENT WAIVERS. We allow a reduced minimum initial investment of $100 if you sign up for at least a $100 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart, we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

 20 HOW TO BUY SHARES

HOW TO SELL SHARES
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with WELLS FARGO ADVANTAGE FUNDS. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

 SELLING SHARES   TO SELL SOME OR ALL OF YOUR SHARES
----------------- ----------------------------------------------------------------------
 By Internet      Visit our Web site at www.wellsfargo.com/advantagefunds.
-----------------
                  Redemptions requested online are limited to a maximum of
                  $100,000. You may be eligible for an exception to this maximum.
                  Please call Investor Services at 1-800-222-8222 for more
                  information.
                  ----------------------------------------------------------------------
 By Mail          o Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the
                    dollar amount you wish to receive (or write "Full Redemption"
                    to redeem your remaining account balance) to the address
                    below.
                  o Make sure all account owners sign the request exactly as their names appear on the account application.
                  o  A medallion guarantee may be required under certain
                    circumstances (see "General Notes for Selling Shares").
                                                   REGULAR MAIL
----------------- ----------------------------------------------------------------------
                                       WELLS FARGO ADVANTAGE FUNDS
                                              P.O. Box 8266
                                          Boston, MA 02266-8266
                                             OVERNIGHT ONLY
                  ----------------------------------------------------------------------
                                       WELLS FARGO ADVANTAGE FUNDS
                                   c/o Boston Financial Data Services
                                               30 Dan Road
                                          Canton, MA 02021-2809
                  ----------------------------------------------------------------------
 By Wire          o To arrange for a Federal Funds wire, call 1-800-222-8222.
-----------------
                  o Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.
                  o Wire requests are sent to your bank account next business day if your request to redeem is received before the NYSE close.
                  o There is a $10 fee for each request.
                  ----------------------------------------------------------------------
 In Person        Investors are welcome to visit the Investor Center in person to ask
-----------------
                  questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls,
                  Wisconsin 53051.
                  ----------------------------------------------------------------------

                                                           HOW TO SELL SHARES 21

 SELLING SHARES                           TO SELL SOME OR ALL OF YOUR SHARES
---------------------------------------- ------------------------------------------------------------------
 By Telephone /                          o Call an Investor Services representative at 1-800-222-8222 or
 Electronic Funds Transfer (EFT)           use the automated phone system 1-800-368-7550.
----------------------------------------
                                         o Telephone privileges are automatically made available to you unless you specifically decline them on your account
                                           application or subsequently in writing.
                                         o Redemption requests may not be made by phone if the
                                           address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).
                                         o A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days)
                                           or transferred to a linked bank account.
                                         o Transfers made to a Wells Fargo Bank account are made
                                           available sooner than transfers to an unaffiliated institution.
                                         o Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money
                                           market funds, and next day for all other WELLS FARGO ADVANTAGE
                                           FUNDS.
                                         o Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.
                                           NOTE: Telephone transactions such as redemption requests
                                           made over the phone generally require only one of the
                                           account owners to call unless you have instructed us
                                           otherwise.
                                         -----------------------------------------------------------------
 Through Your Investment Representative  Contact your investment representative.
---------------------------------------- -----------------------------------------------------------------

GENERAL NOTES FOR SELLING SHARES

   o PROPER FORM. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares. Requests received before the cutoff time are processed on the same business day.

   o FORM OF REDEMPTION PROCEEDS. You may request that your redemption proceeds be sent to you by check, by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

   o WIRE FEES. Typically, there is a $10 fee for wiring funds, however we reserve the right to waive any such fee for shareholders with account balances in excess of $100,000. Please contact your bank to find out about any charges they may assess for an incoming wire transfer.

 22 HOW TO SELL SHARES

   o TELEPHONE/INTERNET REDEMPTIONS. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet. We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.

   o RIGHT TO DELAY PAYMENT. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

   o RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.

   o MEDALLION GUARANTEES. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

                                                           HOW TO SELL SHARES 23

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

o In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (I.E., a Fund not closed to new accounts).

o An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

o You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

o Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

o If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new
   Fund, unless your balance has fallen below that amount due to investment performance.

o Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund reserves the right to reject any purchase or exchange order for any reason. The Fund is not designed to serve as a vehicle for frequent trading. Purchases or exchanges that the Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

The Fund actively discourages and takes steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Fund's policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to the Fund by increasing expenses or lowering returns. In this regard, the Funds takes steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This modified policy will not apply to:

o  Money market funds;

o  Ultra-short funds;

o  Purchases of shares through dividend reinvestments;

 24 HOW TO EXCHANGE SHARES

o Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

o Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

o Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

o Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

o Purchases below $5,000 (including purchases that are part of an exchange transaction).

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management's analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plans and registered funds of funds.

                                                       HOW TO EXCHANGE SHARES 25

ACCOUNT POLICIES
--------------------------------------------------------------------------------

AUTOMATIC PLANS
These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

o AUTOMATIC INVESTMENT PLAN - With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

o AUTOMATIC EXCHANGE PLAN - With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the "How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

o SYSTEMATIC WITHDRAWAL PLAN - With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:
   o  must have a Fund account valued at $10,000 or more;
   o  must request a minimum redemption of $100;
   o  must have your distributions reinvested; and
   o  may not simultaneously participate in the Automatic Investment Plan.

o PAYROLL DIRECT DEPOSIT - With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

RETIREMENT ACCOUNTS
We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

o  Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

o  Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

SMALL ACCOUNT REDEMPTIONS
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

 26 ACCOUNT POLICIES

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

ELECTRONIC DELIVERY OF FUND DOCUMENTS
You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

TRANSACTION AUTHORIZATIONS
Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor WELLS FARGO ADVANTAGE FUNDS will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                             ACCOUNT POLICIES 27

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Fund generally makes distributions of any net investment income and any realized net capital gains at least annually. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.

We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

o AUTOMATIC REINVESTMENT OPTION - Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

o CHECK PAYMENT OPTION - Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

o BANK ACCOUNT PAYMENT OPTION - Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

o DIRECTED DISTRIBUTION PURCHASE OPTION - Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Fund prior to establishing this option.

 28 DISTRIBUTIONS

TAXES
--------------------------------------------------------------------------------

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to the Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from the Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from the Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010.

Distributions from the Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of the Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of the Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

                                                                        TAXES 29

ADDITIONAL PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

This section contains additional information regarding performance of the Funds. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

INDEX DESCRIPTIONS
The "Average Annual Total Returns" table in each Fund's Fund Summary compares the Fund's returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

S&P 500 (Reg. TM) INDEX   S&P 500 is a registered trademark of Standard and Poor's. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets.

S&P NORTH AMERICAN        The S&P North American Technology Index (formerly the Goldman Sachs Technology Index)
TECHNOLOGY INDEX          is a modified capitalization-weighted index of selected technology stocks. You cannot invest directly in an index.

SHARE CLASS PERFORMANCE
The performance history of share classes of certain Funds is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

   o SPECIALIZED TECHNOLOGY FUND - INVESTOR CLASS SHARES. Effective June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class. Performance shown prior to the inception of the Investor Class shares reflects the performance of the Class A shares, adjusted to reflect Class Z expenses.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. Each Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

 30 ADDITIONAL PERFORMANCE INFORMATION

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period. The information, along with the report of an independent registered public accounting firm and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

                                                         FINANCIAL HIGHLIGHTS 31

SPECIALIZED TECHNOLOGY FUND
INVESTOR CLASS SHARES - COMMENCED ON APRIL 11, 2005
For a share outstanding throughout each period

                                     OCT. 31,    OCT. 31,     OCT. 31,   OCT. 31,   OCT. 31,   SEPT. 30
 FOR THE PERIOD ENDED:                2009         2008       2007/3/     2006/3/  2005/1,3/  2005/2,3/
 NET ASSET VALUE, BEGINNING OF
PERIOD                                         $  7.79      $  5.44      $  5.20   $  5.21    $  4.57
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                   (0.05)/4/    (0.07)/4/    (0.08)    (0.01)     (0.03)
  Net realized and unrealized
   gain (loss) on investments                    (3.24)        2.42         0.32      0.00       0.67
                                               ----------   ----------   -------   -------    -------
  Total from investment
   operations                                    (3.29)        2.35         0.24     (0.01)      0.64
                                               ----------   ----------   -------   -------    -------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                              0.00         0.00         0.00      0.00       0.00
  Distributions from net
   realized gain                                  0.00         0.00         0.00      0.00       0.00
                                               ----------   ----------   -------   -------    -------
  Total distributions                             0.00         0.00         0.00      0.00       0.00
                                               ----------   ----------   -------   -------    -------
 NET ASSET VALUE, END OF PERIOD                $  4.50      $  7.79      $  5.44   $  5.20    $  5.21
                                               ==========   ==========   =======   =======    =======
 TOTAL RETURN/5/                                (42.23)%      43.20%        4.62%    (0.19)%    14.00%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                      $49,567      $92,530      $79,827   $91,285    $92,233
  Ratio of net investment
   income (loss) to average
   net assets/6/                                 (0.77)%      (1.20)%      (1.30)%   (1.45)%    (1.37)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/6/                                    1.96%        1.96%        2.00%     1.95%      1.95%
  Waived fees and reimbursed
   expenses/6/                                   (0.06)%      (0.06)%      (0.10)%   (0.05)%    (0.05)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/6/                           1.90%        1.90%        1.90%     1.90%      1.90%
  Portfolio turnover rate/7/                       191%         178%         279%       29%       270%

1 The Fund changed its fiscal year-end from September 30 to October 31.
2 For the period April 11, 2005, (commencement of operations) to September 30,
  2005.
3 On June 20, 2008, Class Z was renamed Investor Class.
4 Calculated based upon average shares outstanding.
5 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
6 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of expenses to average net assets prior to waived fees and reimbursed expenses reflects the expense ratio in the absence of any waivers and reimbursements.
7 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares offered. Portfolio Turnover rates presented for periods of less than one year are not annualized.

 32 FINANCIAL HIGHLIGHTS

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

FOR MORE INFORMATION

More information on the Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period. The Report of Independent Registered Public Accounting Firm and each Fund's audited financial statements included in the Fund's most recent annual report are incorporated by reference into this Prospectus.

To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com

By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

On the Internet:
www.wellsfargo.com/advantagefunds

From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]

                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------

                                                            039SFIV / P406 03-10
                                                          ICA Reg. No. 811-09253
(Copyright) 2010 Wells Fargo Funds Management, LLC. All rights reserved.

                      STATEMENT OF ADDITIONAL INFORMATION

                                 March 1, 2010

                            WELLS FARGO FUNDS TRUST
                           Telephone: 1-800-222-8222

                  WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND
                    WELLS FARGO ADVANTAGE COMMON STOCK FUND
                   WELLS FARGO ADVANTAGE DISCOVERY FUND/SM/
                   WELLS FARGO ADVANTAGE ENTERPRISE FUND/SM/
                 WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND
                   WELLS FARGO ADVANTAGE MID CAP GROWTH FUND
                   WELLS FARGO ADVANTAGE OPPORTUNITY FUND/SM/
                WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND
                  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND
               WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND
                   WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND
                 WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

                          CLASS A, CLASS B, CLASS C,
          ADMINISTRATOR CLASS, INSTITUTIONAL CLASS AND INVESTOR CLASS
     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about twelve series of the Trust in the Wells Fargo Advantage family of funds - the above referenced Funds (each, a "Fund" and collectively, the "Funds"). Each Fund is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Funds offer certain classes of shares as indicated in the chart below. This SAI relates to all such classes of shares. Class B shares of the C&B Mid Cap Value, Common Stock, Mid Cap Growth, Small Cap Growth, and Small Cap Value Funds are closed to new investors and additional investments from existing shareholders, except in connection with reinvestment of any distributions and permitted exchanges of Class B shares for Class B shares of other WELLS FARGO ADVANTAGE FUNDS subject to the limitations described in each Fund's prospectus. The Small Cap Growth Fund, the Small Cap Opportunities Fund and the Small Cap Value Fund are closed to new investors. Effective June 20, 2008, Class Z of the Common Stock Fund, Mid Cap Growth Fund, Small Cap Growth Fund, and Small Cap Value Fund and Class D of the C&B Mid Cap Value Fund were renamed Investor Class and modified to assume the features and attributes of the Investor Class. Effective June 20, 2008, the Advisor Class of the Enterprise Fund and Opportunity Fund was renamed Class A and modified to assume the features and attributes of Class A.

                                    CLASSES           ADMINISTRATOR       INSTITUTIONAL       INVESTOR
FUND TICKERS                       A, B**, C              CLASS               CLASS            CLASS
 C&B Mid Cap Value             Class A - CBMAX            CBMIX          CBMSX               CBMDX
                               Class B - CBMBX
                               Class C - CBMCX
 Common Stock                  Class A - SCSAX                                               STCSX
                               Class B - SCSKX
                               Class C - STSAX
 Discovery*                    Class A - WFDAX            WFDDX          WFDSX               STDIX
                               Class C - WDSCX
 Enterprise*                   Class A - SENAX            SEPKX          WFEIX               SENTX
                               Class C - WENCX
 Mid Cap Disciplined*          Class A - WFPAX            WFMDX          WFMIX               SMCDX
                               Class C - WFPCX
 Mid Cap Growth                Class A - WFMCX            WMCGX          WFMGX               WFMZX
                               Class B - WFMBX
                               Class C - WFMHX
 Opportunity*                  Class A - SOPVX            WOFDX                              SOPFX
                               Class C - WFOPX
 Small Cap Disciplined*        Class A - WFSMX            WFSDX          WFSSX               SCOVX
                               Class C - WSCDX
 Small Cap Growth              Class A - MNSCX            WMNIX          WFSIX               WFSZX
                               Class B - WMNBX
                               Class C - WMNCX
 Small Cap Opportunities                                  NVSOX
 Small Cap Value               Class A - SMVAX                           WFSVX               SSMVX
                               Class B - SMVBX
                               Class C - SMVCX
 Small/Mid Cap Value*          Class A - WFVAX            WWMDX          WWMSX               SMMVX
                               Class C - WFCVX



*    Offers Class A and Class C shares only.
** Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with reinvestment of any distributions and permitted exchanges of Class B shares for Class B shares of other WELLS FARGO ADVANTAGE FUNDS subject to the limitations described in each Fund's prospectus.

     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectuses (the "Prospectuses") dated March 1, 2010. The audited financial statements for the Funds, which include the portfolios of investments and report of the independent registered public accounting firm for the fiscal year ended October 31, 2009, are hereby incorporated by reference to the Funds' Annual Reports. The Prospectuses and Annual Reports may be obtained free of charge by visiting our Web site at www.wellsfargo.com/advantagefunds, calling 1-800-222-8222 or writing to WELLS FARGO ADVANTAGE FUNDS (Reg. TM), P.O. Box 8266, Boston, MA 02266-8266.
SMCS/FASAI05 (03/10)

License Information about the S&P 500 Index
-------------------------------------------

     The Trust (the "Licensee") has entered into a license agreement with S&P authorizing the use of various S&P trademarks and trade names in connection with the marketing and/or promotion of certain of the Funds (collectively referred to, herein, as the "Products").
     The Products are not sponsored, endorsed, sold, or promoted by S&P, a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed, and calculated by S&P without regard to the Licensee or the Products. S&P has no obligation to take the needs of the Licensee or the owners of the Products into consideration in determining, composing, or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of this issuance or sale of the Products or in the determination or calculation of the equation by which the Products are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Products.
     S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the product, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits).

                              TABLE OF CONTENTS


                                                                      PAGE
                                                                      -----
HISTORICAL FUND INFORMATION                                              1
 Fundamental Investment Policies                                         2
 Non-Fundamental Investment Policies                                     3
PERMITTED INVESTMENT ACTIVITIES AND CERTAIN ASSOCIATED RISKS             4
MANAGEMENT                                                              17
 Trustees and Officers                                                  17
 Investment Adviser                                                     22
 Investment Sub-Advisers                                                24
 Portfolio Managers                                                     25
 Administrator                                                          30
 Distributor                                                            32
DISTRIBUTION FEES                                                       33
 Shareholder Servicing Agent                                            34
 Custodian and Fund Accountant                                          35
 Transfer and Distribution Disbursing Agent                             35
 Underwriting Commissions                                               35
 Code of Ethics                                                         35
DETERMINATION OF NET ASSET VALUE                                        35
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                          36
PORTFOLIO TRANSACTIONS                                                  40
FUND EXPENSES                                                           44
FEDERAL INCOME TAXES                                                    45
PROXY VOTING POLICIES AND PROCEDURES                                    53
POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS       54
CAPITAL STOCK                                                           56
OTHER INFORMATION                                                       73
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                           73
FINANCIAL INFORMATION                                                   73
APPENDIX                                                               A-1

                          HISTORICAL FUND INFORMATION

     On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust (each, a "Trustee" and collectively, the "Board" or "Trustees") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to certain Funds of the Trust (the "Reorganization"). Prior to November 5, 1999, the effective date of the Reorganization, the Funds had only nominal assets.

     On December 16, 2002, the Boards of Trustees of The Montgomery Funds and The Montgomery Funds II ("Montgomery") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Montgomery portfolios into various Funds of the Trust. The effective date of the reorganization was June 9, 2003.

     On February 3, 2004, the Board of the Trust and on February 18, 2004, the Board of Trustees of The Advisors' Inner Circle Fund ("AIC Trust") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor AIC Trust portfolios into various Funds of the Trust. The effective date of the reorganization was July 26, 2004.

     In August and September 2004, the Boards of Directors of the Strong family of funds ("Strong") and the Board of the Trust approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Strong mutual funds into various Funds of the Trust. The effective date of the reorganization was April 8, 2005.


     The Small Cap Opportunities Fund was created as part of the reorganization of the Stagecoach family of funds, advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank") and the Norwest Advantage family of funds, advised by Norwest Investment Management, Inc. ("NIM"), into a single mutual fund complex; the Mid Cap Growth Fund and Small Cap Growth Fund were created as part of the reorganization of certain of the funds of the Montgomery family of funds into certain of the WELLS FARGO ADVANTAGE FUNDS/SM/. The C&B Mid Cap Value Fund was created as part of the reorganization of the certain portfolios of AIC Trust into certain funds of the Trust. The Common Stock Fund, Discovery Fund, Enterprise Fund, Mid Cap Disciplined Fund, Opportunity Fund, Small Cap Disciplined Fund, Small Cap Value Fund and Small/Mid Cap Value Fund were created as part of the reorganization of Strong, advised by Strong Capital Management, Inc. ("SCM"), and the WELLS FARGO ADVANTAGE FUNDS, advised by Wells Fargo Funds Management, LLC ("Funds Management" or the "Adviser") into a single mutual fund complex. The reorganization between Stagecoach and Norwest followed the merger of the advisers' parent companies. The reorganization between Montgomery and the Trust followed the Funds' adviser's parent company purchasing certain parts of the institutional and retail investment management business of the Montgomery funds' adviser, Montgomery Asset Management, LLC ("MAM"). The reorganization between AIC Trust and the Trust followed the Funds' adviser entering into an agreement with the predecessor portfolio's adviser to "adopt"/support a reorganization of the predecessor portfolio with and into the Fund. The reorganization between Strong and the WELLS FARGO ADVANTAGE FUNDS followed the acquisition of certain asset management arrangements of SCM by Wells Fargo & Company.


     The chart below indicates the predecessor Stagecoach, Norwest, Montgomery, C&B and Strong funds that are the accounting survivors of the WELLS FARGO ADVANTAGE FUNDS listed below.

WELLS FARGO ADVANTAGE FUND     PREDECESSOR FUND
------------------------------ -----------------------------------------------
C&B Mid Cap Value Fund         C&B Mid Cap Value Portfolio
Common Stock Fund              Strong Advisor Common Stock Fund
Discovery Fund                 Strong Discovery Fund
Enterprise Fund                Strong Enterprise Fund
Mid Cap Disciplined Fund       Strong Mid Cap Disciplined Fund
Mid Cap Growth Fund            Montgomery Mid Cap Fund
Opportunity Fund               Strong Opportunity Fund
Small Cap Disciplined Fund     Strong Small Company Value Fund
Small Cap Growth Fund          Montgomery Small Cap Fund
Small Cap Opportunities Fund   Norwest Advantage Small Cap Opportunities Fund
Small Cap Value Fund           Strong Advisor Small Cap Value Fund
Small/Mid Cap Value Fund       Strong Small/Mid Cap Value Fund

     The C&B MID CAP VALUE FUND commenced operations on July 26, 2004, as successor to the C&B Mid Cap Value Portfolio. The predecessor fund was organized on November 19, 2001, as the successor-in-interest to the UAM Cooke & Bieler, Inc.'s C&B Mid Cap Equity Portfolio, which commenced operations on February 18, 1998.

     The COMMON STOCK FUND commenced operations on April 11, 2005, as successor to the Strong Advisor Common Stock Fund, a series of Strong Common Stock Fund, Inc. The predecessor Strong Advisor Common Stock Fund commenced operations on December 29, 1989.

     The DISCOVERY FUND commenced operations on April 11, 2005, as successor to the Strong Discovery Fund, a series of Strong Discovery Fund, Inc. The predecessor Strong Discovery Fund commenced operations on December 31, 1987.

     The ENTERPRISE FUND commenced operations on April 11, 2005, as successor to the Strong Enterprise Fund, a series of Strong Equity Funds, Inc. The predecessor Strong Enterprise Fund commenced operations on September 30, 1998.

     The MID CAP DISCIPLINED FUND commenced operations on April 11, 2005, as successor to the Strong Mid Cap Disciplined Fund, a series of Strong Equity Funds, Inc. The predecessor Strong Mid Cap Disciplined Fund commenced operations on December 31, 1998.

     The MID CAP GROWTH FUND commenced operations on June 9, 2003 as successor to the Montgomery Mid Cap Fund and the Wells Fargo Mid Cap Growth Fund. The Montgomery Mid Cap Fund, which commenced operations on December 30, 1994, is considered the surviving entity for accounting purposes. The performance history and financial highlights shown for periods prior to June 9, 2003 are the performance history and financial highlights of the Mid Cap Fund.

     The OPPORTUNITY FUND commenced operations on April 11, 2005, as successor to the Strong Opportunity Fund, a series of Strong Opportunity Fund, Inc. The predecessor Strong Opportunity Fund commenced operations on December 31, 1985.

     The SMALL CAP DISCIPLINED FUND commenced operations on April 11, 2005, as successor to the Strong Small Company Value Fund, a series of Strong Equity Funds II, Inc. The predecessor Strong Small Company Value Fund commenced operations on March 28, 2002.

     The SMALL CAP GROWTH FUND commenced operations on June 9, 2003 as successor to the Montgomery Small Cap Fund. The predecessor fund commenced operations on July 13, 1990. The performance history and financial highlights shown for periods prior to June 9, 2003 are the performance history and financial highlights of the predecessor fund. The Small Cap Growth Fund changed its name from the Montgomery Small Cap Fund to the Small Cap Growth Fund effective April 11, 2005.

     The SMALL CAP OPPORTUNITIES FUND commenced operations on November 8, 1999, as successor to the Small Cap Opportunities Fund of Norwest. The predecessor Norwest Small Cap Opportunities Fund commenced operations on August 1, 1993. As of May 17, 2002, the Class A and Class B shares were exchanged for Institutional Class shares and the Class A and Class B shares were no longer offered by the Fund.

     The SMALL CAP VALUE FUND commenced operations on April 11, 2005, as successor to the Strong Advisor Small Cap Value Fund, a series of Strong Equity Funds, Inc. The predecessor Strong Advisor Small Cap Value Fund commenced operations on December 31, 1997.

     The SMALL/MID CAP VALUE FUND commenced operations on April 11, 2005, as successor to the Strong Small/Mid Cap Value Fund, a series of Strong Equity Funds II, Inc. The predecessor Strong Small/Mid Cap Value Fund commenced operations on March 28, 2002.

Fundamental Investment Policies
-------------------------------

     Each Fund has adopted the following fundamental investment policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of each Fund.

     THE FUNDS MAY NOT:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, or (iii) repurchase agreements;

     (2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

     (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

     (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

     (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

Non-Fundamental Investment Policies
-----------------------------------

     Each Fund has adopted the following non-fundamental policies; that is, they may be changed by the Trustees at any time without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

     (2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may invest in futures or options contracts consistent with its investment policies and the 1940 Act, including the rules, regulations and interpretations of the Securities and Exchange Commission (the "SEC") thereunder or any exemptive orders obtained thereunder, and consistent with investment in futures or options contracts that would allow the Fund to claim an exclusion from being a "commodity pool operator" as defined by the Commodity Exchange Act.

     (4) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (5) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

     (6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (8) Each Fund that is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

     Shareholders will receive at least 60 days notice of any change to a Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type:
"Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

General
-------

     Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

         PERMITTED INVESTMENT ACTIVITIES AND CERTAIN ASSOCIATED RISKS

     Set forth below are descriptions of permitted investment activities for the Funds and certain of their associated risks. The activities are organized into various categories. To the extent that an activity overlaps two or more categories, the activity is referenced only once in this section. The Funds are subject to the limitations as described in this section and elsewhere in this SAI and/or the Prospectus(es). Not all of the Funds participate in all of the investment activities described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets. Unless otherwise noted or required by applicable law, the percentage limitations and qualitative investment policies included in this SAI or the Prospectus apply at the time of purchase of a security. To the extent a security type is described in this SAI that is not referenced in its Prospectus(es), a Fund under normal circumstances will not invest more than 15% of its assets in the security type unless otherwise specified.

     The Prospectus(es) identify and summarize the types of securities and assets in which the Funds may invest as part of their principal investment strategies, and the principal risks associated with such investments. This SAI identifies and summarizes other types of securities and assets in which the Funds may invest, each of which is subject to the same kinds of risks as are described in the Prospectus(es). Certain additional risks associated with each type of investment are identified and described below.

DEBT SECURITIES
----------------

Bank Obligations
-----------------

     Bank obligations include certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund that invests only in debt obligations of domestic issuers. Such risks include possible future political, regulatory or economic developments, the possible imposition of foreign withholding and other taxes (at potentially confiscatory levels) on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different regulatory, accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

Commercial Paper
----------------

     Commercial paper (including variable amount master demand notes, see "Floating and Variable Rate Obligations" below), refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The Funds may only purchase commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) of issuers that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO"), except that the Funds may purchase unrated commercial paper if, in the opinion of the adviser, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds.

     ASSET-BACKED COMMERCIAL PAPER. Securities that are issued from commercial paper conduits are called asset-backed commercial paper securities. Credit support for such securities falls into two categories: liquidity protection and protection against ultimate default under the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the securities or underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction, such as by issuing senior and subordinated instruments or through a combination of these approaches. The degree of credit support provided on each issue is based generally on historical information relating to the level of credit risk associated with the payments. Delinquency or loss that exceeds the anticipated amount or a downgrade or loss of credit support could adversely impact the value of or return on an investment in an asset-backed commercial paper security.

     Commercial paper is also subject to the risks generally associated with debt securities discussed elsewhere in this SAI and the Prospectus(es).

Convertible Securities
----------------------

     Investing in convertible securities that have a strong earnings and credit record may provide current income. A Fund may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same issuer. Convertible securities, while usually subordinate to similar nonconvertible securities, are senior to common stocks in an issuer's capital structure. Convertible securities offer flexibility by providing the investor with a steady income stream (which generally yield a lower amount than similar nonconvertible securities and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer's common stock through the conversion feature. Fluctuations in the convertible security's price can reflect changes in the market value of the common stock or changes in market interest rates.

Custodial Receipts for Treasury Securities
------------------------------------------

     These securities are typically represented by participations in trusts that hold U.S. Treasury securities, such as Treasury Investors Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"), or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.


Letters of Credit
-----------------

     Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which a Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings banks and insurance companies which, in the opinion of the adviser, are of comparable quality to issuers of other permitted investments of the Fund, may be used for letter of credit-backed investments.


Loan Participations
-------------------

     A loan participation gives a Fund an undivided proportionate interest in a loan or instrument originated by a bank or other institution. Loan participations may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Loan participations, however, typically do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a loan participation. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the loan participation.

Money Market Instruments
------------------------

     Investments in the following types of high-quality money market instruments are permitted: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at date of purchase "Prime-1" by Moody's or "A-1" by S&P, or, if unrated, of comparable quality as determined by the adviser; and
(iv) repurchase agreements. A Fund also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; and (ii) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.


Synthetic Convertible Securities
--------------------------------

     "Synthetic" convertible securities, are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

U.S. Government Obligations
---------------------------


     U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies or U.S. Government-sponsored entities. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securities issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. The Government National Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government agencies or government-sponsored entities (I.E. not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.


     In addition to the securities discussed above, a Fund may also purchase debt guaranteed by the Federal Deposit Insurance Corporation (FDIC), an independent agency of the U.S. Government, through the FDIC's Temporary Liquidity Guarantee Program (TLGP). Under the TLGP, the FDIC guarantees newly issued senior unsecured debt issued on or before June 30, 2009 by FDIC-insured depository institutions, U.S. bank holding companies and financial holding companies and certain U.S. savings and loan holding companies (FDIC-backed debt). The expiration date of the FDIC's guarantee is the earlier of the maturity date of the FDIC-backed debt or June 30, 2012. FDIC-backed debt is backed by the full faith and credit of the U.S. Government, but is still subject to interest rate and market risk.

DERIVATIVES
-----------

Derivative Securities
---------------------

     Derivative securities are securities that derive their value, at least in part, from the price of another security or asset, or the level of an index, such as the S&P 500 Index, or a rate, such as the London Interbank Offered Rate ("LIBOR"), including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Futures contracts and options are also considered types of derivative securities, and are described more fully under the heading "Futures and Options Contracts" below. Other common types of derivatives include forward foreign currency exchange contracts, forward contracts on securities and securities indices, linked securities and structured products, collateralized mortgage obligations, stripped securities, warrants, swap agreements, and swaptions.

     An investment is often made in derivative securities as a "hedge" against fluctuations in the market value of the other securities in a Fund's portfolio due to currency exchange rate fluctuations or other factors in the securities markets, although a Fund may also invest in certain derivative securities for investment purposes only. Other reasons why a Fund may use derivative securities include protecting its unrealized gains reflected in the value of its portfolio of securities, facilitating the sale of such securities for investment purposes, reducing transaction costs, and/or managing the effective maturity or duration of its portfolio.

     While derivative securities are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative securities and the other investments in a Fund's portfolio does not follow the adviser's expectations. If the adviser's expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of a Fund's investments, but the Fund may also lose money on the derivative security itself. In addition, some derivative securities represent relatively recent innovations in the bond markets. The trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these derivative securities will perform under different economic interest-rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of securities and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or a Fund could be forced to sell a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the adviser will, consistent with a Fund's investment objective, policies, restrictions and quality standards, consider making investments in such new types of derivative securities.

     Additional risks of derivative securities include, but are not limited to: the risk of disruption of a Fund's ability to trade in derivative securities because of regulatory compliance problems or regulatory changes; credit risk of counterparties to derivative contracts, and market risk (I.E., exposure to adverse price changes).

     The adviser uses a variety of internal risk management procedures to ensure that derivatives are closely monitored and that their use is consistent with a particular Fund's investment objective, policies, restrictions and quality standards, and does not expose such Fund to undue risk.

     A Fund's use of derivatives also is subject to broadly applicable investment policies. For example, a Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. A Fund also may not use certain derivatives without establishing adequate "cover" in compliance with the SEC rules limiting the use of leverage.

     Derivatives, both equity and credit, include options, futures and options on futures, which may be used to hedge a Fund's portfolio, increase returns or maintain exposure to a market without buying individual securities. These investments may pose risks in addition to those associated with investing directly in securities or other investments. Such risks may include illiquidity of the derivative and imperfect correlation of the derivative with underlying investments for which it is being substituted or the Fund's other portfolio holdings. Accordingly, there is the risk that such practices may fail to serve their intended purposes, and may reduce returns or increase volatility. These practices also entail transactional expenses.

     Additionally, the use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. A Fund's use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain.


     The success of management's derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund's potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies, there is the risk that a Fund may not be able to find a suitable counterparty for the derivative transaction, and therefore may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount and accelerate the timing of taxes payable by shareholders.


Futures and Options Contracts
-----------------------------

     IN GENERAL. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date, while an option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts, however, are subject to market risk (I.E., exposure to adverse price changes).


     Initially, when purchasing or selling futures contracts, a Fund will be required to deposit with the Fund's custodian in the broker's name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded, and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.


     Although a Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting aFund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin.

     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer (I.E., seller) of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by both the writer and the holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account in the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily, and that change would be reflected in the net asset value ("NAV") of the Fund.

     A Fund may trade futures contracts and options on futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate cash or high-quality money-market instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

     Pursuant to a notice of eligibility claiming exclusion from the definition of Commodity Pool Operator filed with the National Futures Association on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a "commodity pool operator" under the Commodity Exchange Act ("CEA"), and, accordingly, they are not subject to registration or regulation as such under the CEA.

     A Fund may engage in futures contracts sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, a Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities they hold.


     Another risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in such portfolio (the portfolio securities will not be identical to the debt instruments underlying the futures contracts).


     OPTIONS TRADING. Options on individual securities or options on indices of securities may be purchased or sold. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

     A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

     A Fund will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount are held in a segregated account by such Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds an offsetting call on the same instrument or index as the call written. A Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.

     A Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the adviser is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had if it had not written the option. If a Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

     Below is a description of some of the types of futures and options in which the Funds may invest.


     STOCK INDEX OPTIONS. A Fund may purchase and write (I.E., sell) put and call options on stock indices only as a substitute for comparable market positions in the underlying securities. A stock index fluctuates with changes of the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements of the securities in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from purchasing or writing stock index options depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of particular stock. When a Fund writes an option on a stock index, such Funds will place in a segregated account with the Fund's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.


     STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURES. A Fund may invest in stock index futures and options on stock index futures only as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

     FOREIGN CURRENCY FUTURES CONTRACTS. A Fund may invest in foreign currency futures contracts which entail the same risks as other futures contracts as described above, but have the additional risks associated with international investing (see "Foreign Obligations and Securities" below). Similar to other futures contracts, a foreign currency futures contract is an agreement for the future delivery of a specified currency at a specified time and at a specified price that will be secured by margin deposits, is regulated by the CFTC and is traded on designated exchanges. A Fund will incur brokerage fees when it purchases and sells futures contracts.

     To the extent that a Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.

     If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a foreign currency futures contract as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a foreign currency futures contract to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These foreign currency futures contracts will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

     The use of foreign currency futures contracts involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of foreign currency futures contracts also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate. The use of foreign currency futures contracts also exposes a Fund to the general risks of investing in futures contracts, including: the risk of an illiquid market for the foreign currency futures contracts and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its currency risks, and may cause a Fund to lose money on its investments in foreign currency futures contracts.

     INTEREST RATE FUTURES CONTRACTS AND OPTIONS ON INTEREST RATE FUTURES CONTRACTS. A Fund may invest in interest rate futures contracts and options on interest rate futures contracts as a substitute for a comparable market position in the underlying securities. The Fund may also sell options on interest rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or as to the degree of correlation between price movements in the options on interest rate futures and price movements in the Fund's portfolio securities which are the subject of the transaction.

     FUTURE DEVELOPMENTS. A Fund may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund's investment objective and legally permissible for the Fund.

EQUITY SECURITIES
-----------------

     The following equity securities may be purchased by a Fund to the extent such purchase is consistent with the Fund's investment objective and strategies.

Initial Public Offerings
------------------------

     Smaller companies may offer initial public offerings which typically have additional risks including more limited product lines, markets and financial resources than larger, more seasoned companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Smaller Company Securities
--------------------------

     Investments in smaller capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

     Securities owned by a Fund that are traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by a Fund of a portfolio security, to meet redemption requests by other investors or otherwise, may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time.

     Investments in smaller, less seasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which a Fund may purchase when they are offered to the public for the first time) may have a limited trading market that can adversely affect their sale by a Fund and can result in such securities being priced lower than otherwise might be the case. If other institutional investors were to engage in trading this type of security, a Fund may be forced to dispose of its holdings in this type of security at prices lower than might otherwise be obtained in the absence of institutional trading in such security.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS
---------------------------------------------

Emerging Market Securities
--------------------------

     The Funds consider countries with emerging markets to include the following: (i) countries included in the MSCI Emerging Markets Index; and (ii) countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank). Additionally, the Funds consider the following countries to have emerging markets: Argentina, Brazil, Chile, China, the Czech Republic, Colombia, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Peru, Russia, Singapore, South Africa, Thailand, Taiwan, Turkey, and Venezuela. The Funds consider emerging market securities to be securities: (i) issued by companies with their principal place of business or principal office in an emerging market country; or (ii) issued by companies for which the principal securities trading market is an emerging market country. The adviser may invest in those emerging markets that have a relatively low gross national product per capita, compared to the world's major economies, and which exhibit potential for rapid economic growth. The adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.

     Equity securities of emerging market issuers may include common stock, preferred stocks (including convertible preferred stocks) and warrants, bonds, notes and debentures convertible into common or preferred stock, equity interests in foreign investment funds or trusts and real estate investment trust ("REIT") securities. The Funds may invest in American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and International Depositary Receipts ("IDRs") of such issuers.

     There are special risks involved in investing in emerging-market countries. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid. Most are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries may still have obsolete financial systems, economic problems or archaic legal systems. The currencies of certain emerging market countries, and therefore the value of securities denominated in such currencies, may be more volatile than currencies of developed countries. In addition, many of these nations are experiencing political and social uncertainties.

     Furthermore, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. Amounts realized on foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Applicable tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would otherwise be subject.

Foreign Obligations and Securities
-----------------------------------

     The Funds consider equity securities of foreign issuers (or foreign securities) to be equity securities: (1) issued by companies with their principal place of business or principal office in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. Foreign company stocks may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment by a Fund in any single country, especially a less developed country, would make such Fund's value more sensitive to economic, currency and regulatory changes within that country.

     Investments in foreign obligations and securities include high-quality, short-term debt obligations of foreign issuers, including foreign branches of U.S. banks, U.S. branches of foreign banks, and short-term debt obligations of foreign governmental agencies and foreign companies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Amounts realized on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would otherwise be subject.

     Foreign securities include, among others, American Depositary Receipts
(ADRs) and similar investments, including Canadian Depositary Receipts (CDRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs). ADRs, CDRs, EDRs, GDRs, and IDRs are depositary receipts for foreign company stocks issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a

U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

     Foreign securities also include securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar.

     Because a Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within the Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by a wide range of political and economic factors, including the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention and stability, speculation and other factors also affect exchange rates.

     A Fund may engage in foreign currency transactions in order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions. If a fall in exchange rates for a particular currency is anticipated, a Fund may enter into a forward contract to protect against a decrease in the price of securities denominated in a particular currency a Fund intends to purchase. If it is anticipated that exchange rates will rise, a Fund may enter into a forward contract to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These forward contracts will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

     Foreign currency transactions, such as forward foreign currency exchange contracts, are contracts for the future delivery of a specified currency at a specified time and at a specified price. These transactions differ from futures contracts in that they are usually conducted on a principal basis instead of through an exchange, and therefore there are no brokerage fees, margin deposits are negotiated between the parties, and the contracts are settled through different procedures. The Adviser considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into foreign currency transactions.

     The use of foreign currency transactions involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of foreign currency transactions strategies also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate. The use of foreign currency transactions also exposes a Fund to the general risks of investing in futures contracts, including: the risk of an illiquid market for the foreign currency transactions and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its securities, and may cause a Fund to lose money on its investments in foreign currency transactions. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

Participation Notes
-------------------

     The Funds may purchase participation notes, also known as participation certificates. Participation notes are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by a Fund as an alternative means to access the securities market of a country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. There can be no assurance that the trading price of participation notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. Participation notes are generally traded over-the-counter. Participation notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, the counterparty, and the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. Participation notes involve transaction cost. Participation notes may be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities. Participation notes offer a return linked to a particular underlying equity, debt or currency.

     For temporary defensive purposes, the Funds may invest in fixed-income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

OTHER INVESTMENTS AND TECHNIQUES
---------------------------------

Borrowing
----------

     Money may be borrowed for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if the Fund maintains a segregated account.

Closed-End Investment Companies
-------------------------------

     A Fund may invest in the securities of closed-end investment companies that invest primarily in foreign securities. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets.

     A Fund will invest in such companies when, in the adviser's judgment, the potential benefits of the investment justify the payment of any applicable premium or sales charge. Other investment companies incur their own fees and expenses.

Floating- and Variable-Rate Obligations
---------------------------------------

     Floating- and variable-rate obligations include obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a referenced lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.


     There generally is no established secondary market for certain variable-rate obligations, such as those not supported by letters of credit, SBPAs or other credit support arrangements, because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit, SBPAs or other credit support arrangements, a Fund is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations may not be rated by credit rating agencies and a Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of a Fund, monitors the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate and credit risks and other risks generally associated with debt securities.


     The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

Forward Commitments, When-Issued and Delayed-Delivery Transactions
------------------------------------------------------------------

     Securities may be purchased or sold on a when-issued or delayed-delivery basis and contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time may also be made. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

     The Funds have a segregated account in which they may maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is at least equal to the amount of such commitments.

Illiquid Securities
-------------------

     Securities not registered under the 1933 Act, and other securities subject to legal or other restrictions on resale may be less liquid than other investments and may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. No Fund may invest or hold more than 15% of its net assets in illiquid securities.

Loans of Portfolio Securities
-----------------------------


     Portfolio securities may be loaned pursuant to guidelines approved by the Board to brokers, dealers and financial institutions, provided: (i) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, initially in an amount at least equal to 100% of the value of the securities loaned plus any accrued interest or dividends, with the borrower being obligated, under certain circumstances, to post additional collateral on a daily marked-to-market basis, all as described in further detail in the following paragraph; although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification;
(iii) the Fund will receive any interest or distributions paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed the limits established under the 1940 Act.

     The following provides additional detail on the requirement described in
(i) above. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest at the time when the Fund enters into the transaction. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked to at least 102% of the market value of the securities loaned (including any accrued interest) on a daily basis, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. Collateral supporting loans of U.S. Government Securities is remarked to 102% of the loaned securities' market value, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested, only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest.

     For lending its securities, a Fund will earn either a fee payable by the borrower on loans that are collateralized by U.S. Government securities or a letter of credit, or income on instruments purchased with cash collateral (after payment of a "broker rebate fee" to the borrower). Cash collateral is invested on behalf of the Fund by the Securities Lending Agent in securities that, at the time of investment, are considered high-quality, U.S. dollar-denominated short-term money market instruments and have been evaluated and approved by the Funds' investment adviser and are permissible investments for a Fund. Cash collateral is invested on behalf of a Fund through a joint account in a manner similar to the Funds' investment of its cash reserves and the Fund is entitled to the gains and bears the losses on such investments. The investments purchased with cash collateral on behalf of each Fund currently include holdings in the securities of certain structured investment vehicles or "SIVs" that, although considered high-quality, short-term money market instruments when originally purchased by the Securities Lending Agent through a joint account, are now in payment default or are otherwise impaired. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments purchased with cash collateral. Thus, the current net asset value of each Fund reflects the current valuations assigned to defaulted or impaired SIVs that were purchased on behalf of a Fund through the investment of cash collateral for securities loaned. If a Fund elects to discontinue its participation in the securities lending program at a time when the defaulted or impaired SIVs still comprise a portion of the cash collateral pool of investments, the Securities Lending Agent would seek to promptly liquidate the securities in the cash collateral investment pool, including the defaulted or impaired SIVs. In such an event, the ability to dispose of defaulted or impaired SIVs at an acceptable price or at all may be severely limited or not possible, in which case a Fund could be required to receive a distribution of the defaulted or impaired SIVs in kind or realize a loss on the entire portion of the cash collateral pool represented by the defaulted or impaired SIVs. The current valuation assigned to a security in the cash collateral pool by a Fund may differ from any valuation that the Securities Lending Agent may assign to the same security when held on behalf of another client or for its own account. Loans of securities also involve a risk that the borrower may fail to return the securities when due or when called for by a Fund or may fail to provide additional collateral when required. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, loans may be called at any time and generally will be called if a material event affecting the investment is expected to be presented to a shareholder vote so that securities may be voted by the Fund.

     Each lending Fund pays a portion of the net interest or fees earned from securities lending to a Securities Lending Agent. Wells Fargo Bank currently acts as Securities Lending Agent for the Funds, subject to the overall supervision of the Funds' investment adviser and has delegated its duties as Securities Lending Agent to an affiliated sub-agent for certain Funds and to an unaffiliated sub-agent for other Funds. Pursuant to an exemptive order granted by the SEC and subject to compliance with its conditions, Wells Fargo Bank under a contract is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard. Wells Fargo Bank pays all or a portion of the revenues generated by securities lending activities to the sub-agents as compensation for their services as sub-agents. The Securities Lending Agent may make payments to borrowers and placing brokers that are not affiliated, directly or indirectly, with the Trust, the adviser or the distributor.


Other Investment Companies
--------------------------

     A Fund may invest in shares of other open-end and closed-end management investment companies up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the fund's non-fundamental investment policies. Currently, under the 1940 Act, a fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions: (i) 3% of the total voting stock of any one investment company; (ii) 5% of such fund's total assets with respect to any one investment company; and (iii) 10% of such fund's total assets. Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund.

     Other investment companies may include exchange-traded funds ("ETFs"), which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track and to the risks of the specific sector or industry tracked by the ETF. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons. Although ETFs that track broad market indexes are typically large and their shares are fairly liquid, ETFs that track more specific indexes tend to be newer and smaller, and all ETFs have limited redemption features. Pursuant to certain exemptive relief granted by the SEC, the Fund's investments in certain ETFs may exceed certain of the limits described above.

     Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of other affiliated Funds, including the money market Funds, subject to certain conditions. Investing in affiliated Funds may present certain actual or potential conflicts of interest.

     ISHARES. iShares Trust and iShares, Inc. ("iShares") are registered investment companies that consist of numerous separate series (each, an "iShares Fund"), each of which seeks investment results similar to the performance of a single stock market or of a group of stock markets in a single geographic location. iShares combine characteristics of stocks with those of index funds. Like stocks, iShares are liquid and can be traded in any number of shares; like index funds, they provide diversification and market tracking. iShares trade on the American Stock Exchange, the Chicago Board of Options Exchange and the New York Stock Exchange in the same way as shares of a publicly held company.

Private Placement and Other Restricted Securities
-------------------------------------------------

     Private placement securities are not registered under the 1933 Act. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. However, private placement and other "restricted" securities typically cannot be resold without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A (a "Rule 144A Security")), and may not be readily marketable.

     Private placement and other restricted securities typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Investing in private placement and other restricted securities is subject to certain additional risks. They may be considered illiquid securities as they typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value due to the absence of an active trading market. Delay or difficulty in selling such securities may result in a loss to a Fund. Restricted securities, including Rule 144A Securities, that are "illiquid" are subject to a Fund's policy of not investing or holding more than 15% of its net assets in illiquid securities. The adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in its evaluation: (i) the frequency of trades and quotes for the Rule 144A Security; (ii) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (iii) dealer undertakings to make a market in the Rule 144A Security; and (iv) the nature of the Rule 144A Security and the nature of the marketplace trades (E.G., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer). The adviser will apply a similar process to evaluating the liquidity characteristics of other restricted securities. There can be no assurance that a restricted security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by a Fund.

Repurchase Agreements
---------------------

     Repurchase agreements are agreements wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. Repurchase agreements generally are subject to counterparty risk. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, a Fund's disposition of the underlying securities may be delayed or limited.


     A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days, and other illiquid securities. A Fund will only enter into repurchase agreements with broker-dealers and commercial banks that meet guidelines established by the Board and that are not affiliated with the Fund's adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.


Reverse Repurchase Agreements
-----------------------------

     A reverse repurchase agreement is an agreement under which a Fund sells a portfolio security and agrees to repurchase it at an agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund's obligation to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

Short Sales
-----------

     A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. When a Fund makes a short sale, the proceeds it receives are retained by the broker until a Fund replaces the borrowed security. In order to deliver the security to the buyer, a Fund must arrange through a broker to borrow the security and, in so doing, a Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. Short sales "against the box" means that a Fund owns the securities, which are placed in a segregated account until the transaction is closed out, or has the right to obtain securities equivalent in kind and amount to the securities sold short. A Fund's ability to enter into short sales transactions is limited by the requirements of the 1940 Act.

     Short sales by a Fund that are not made "against the box" are limited to transactions in futures and options. Such transactions create opportunities to increase a Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a Fund in effect profits from a decline in the price of the futures or options sold short without the need to invest the full purchase price of the futures or options on the date of the short sale, a Fund's NAV per share will tend to increase more when the futures or options it has sold short decrease in value, and to decrease more when the futures or options it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of futures or options sold short may continuously increase, although a Fund may mitigate such losses by replacing the futures or options sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing futures or options to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

     If a Fund makes a short sale "against the box," a Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the investment manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. Short sale transactions may have adverse tax consequences to the Fund and its shareholders.

     In the view of the SEC, a short sale involves the creation of a "senior security" as such term is defined under the 1940 Act, unless the sale is "against the box" and the securities sold are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by segregating (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

     To avoid limitations under the 1940 Act on borrowing by investment companies, all short sales by a Fund will be "against the box," or the Fund's obligation to deliver the futures or options sold short not "against the box" will be "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. A Fund will not make short sales of futures or options not "against the box" or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund's total assets.

Unrated Investments
-------------------

     A Fund may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Funds. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moody's, Fitch, or S&P may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI.

Warrants
--------


     Warrants are instruments, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price, usually during a specified period of time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. Warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the common stock to rise. A warrant becomes worthless if it is not exercised within the specified time period.


                                   MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Funds."

Trustees and Officers
---------------------

     The Board supervises each Fund's activities, monitors its contractual arrangements with various service providers, and decides upon matters of general policy.


     GENERAL. The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds which consists of, as of March 1, 2010, 133 series comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex" or the "Trusts"), except that the person occupying the office of Treasurer varies for specified Funds. The business address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 74.

     Information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("Independent Trustees"), appears below. In addition to the Officers listed below, the Funds have appointed an Anti-Money Laundering Compliance Officer.



                            POSITION HELD                                                                      OTHER PUBLIC
                                WITH                                                                            COMPANY OR
                             REGISTRANT/                                                                        INVESTMENT
                              LENGTH OF                         PRINCIPAL OCCUPATION(S)                          COMPANY
NAME AND AGE                 SERVICE/1/                           DURING PAST 5 YEARS                         DIRECTORSHIPS
------------------------ ------------------ -------------------------------------------------------------- -------------------
                                                      INDEPENDENT TRUSTEES
Peter G. Gordon, 67      Trustee, since     Co-Founder, Chairman, President and CEO of Crystal                     N/A
                         1998, Chairman,    Geyser Water Company.
                         since 2005
                         (Lead Trustee
                         since 2001)
Isaiah Harris, Jr., 56   Trustee, since     Retired. Prior thereto, President and CEO of BellSouth          CIGNA Corporation
                         2009, Advisory     Advertising and Publishing Corp from 2005 to 2007,              Deluxe Corporation
                         Board Member,      President and CEO of BellSouth Enterprises from 2004 to
                         from 2008 to       2005 and President of BellSouth Consumer Services from
                         2009               2000 to 2003. Currently a member of the Iowa State
                                            University Foundation Board of Governors and a member of
                                            the Advisory Board of Iowa State University School of
                                            Business.
Judith M. Johnson, 60    Trustee, since     Retired. Prior thereto, Chief Executive Officer and Chief              N/A
                         2008               Investment Officer of Minneapolis Employees Retirement
                                            Fund from 1996 to 2008. Ms. Johnson is a certified public
                                            accountant and a certified managerial accountant.
David F. Larcker, 59     Trustee, since     James Irvin Miller Professor of Accounting at the Graduate             N/A
                         2009, Advisory     School of Business, Stanford University, Director of
                         Board Member,      Corporate Governance Research Program and Co-Director of
                         from 2008 to       The Rock Center for Corporate Governance since 2006.
                         2009               From 2005 to 2008, Professor of Accounting at the Graduate
                                            School of Business, Stanford University. Prior thereto, Ernst
                                            & Young Professor of Accounting at The Wharton School,
                                            University of Pennsylvania from 1985 to 2005.
Olivia S. Mitchell, 56   Trustee, since     Professor of Insurance and Risk Management, Wharton                    N/A
                         2006               School, University of Pennsylvania. Director of the Boettner
                                            Center on Pensions and Retirement Research. Research
                                            associate and board member, Penn Aging Research Center.
                                            Research associate, National Bureau of Economic Research.
Timothy J. Penny, 57     Trustee, since     President and CEO of Southern Minnesota Initiative                     N/A
                         1996               Foundation, a non-profit organization, since 2007 and Senior
                                            Fellow at the Humphrey Institute Policy Forum at the
                                            University of Minnesota since 1995. Member of the Board
                                            of Trustees of NorthStar Education Finance, Inc., a
                                            non-profit organization, since 2007.
Donald C. Willeke, 69    Trustee, since     Principal of the law firm of Willeke & Daniels. General                N/A
                         1996               Counsel of the Minneapolis Employees Retirement Fund
                                            from 1984 to present.
                                                            OFFICERS
Karla M. Rabusch, 50     President, since   Executive Vice President of Wells Fargo Bank, N.A. and                 N/A
                         2003               President of Wells Fargo Funds Management, LLC since
                                            2003. Senior Vice President and Chief Administrative
                                            Officer of Wells Fargo Funds Management, LLC from 2001
                                            to 2003.

                            POSITION HELD                                                                      OTHER PUBLIC
                                WITH                                                                            COMPANY OR
                             REGISTRANT/                                                                        INVESTMENT
                              LENGTH OF                        PRINCIPAL OCCUPATION(S)                            COMPANY
NAME AND AGE                 SERVICE/1/                          DURING PAST 5 YEARS                           DIRECTORSHIPS
------------------------ ------------------ -------------------------------------------------------------- -------------------
David Berardi, 34        Assistant          Vice President of Evergreen Investment Management                      N/A
                         Treasurer, since   Company, LLC since 2008. Assistant Vice President of
                         2009               Evergreen Investment Services, Inc. from 2004 to 2008.
                                            Manager of Fund Reporting and Control for Evergreen
                                            Investment Management Company, LLC since 2004.
Jeremy DePalma, 35       Assistant          Senior Vice President of Evergreen Investment Management               N/A
                         Treasurer, since   Company, LLC since 2008. Vice President, Evergreen
                         2009               Investment Services, Inc. from 2004 to 2007. Assistant Vice
                                            President, Evergreen Investment Services, Inc. from 2000 to
                                            2004 and the head of the Fund Reporting and Control Team
                                            within Fund Administration since 2005.
C. David Messman, 49     Secretary, since   Senior Vice President and Secretary of Wells Fargo Funds               N/A
                         2000; Chief        Management, LLC since 2001. Vice President and Managing
                         Legal Officer,     Senior Counsel of Wells Fargo Bank, N.A. since 1996.
                         since 2003
Debra Ann Early, 45      Chief              Chief Compliance Officer of Wells Fargo Funds                          N/A
                         Compliance         Management, LLC since 2007. Chief Compliance Officer of
                         Officer, since     Parnassus Investments from 2005 to 2007. Chief Financial
                         2007               Officer of Parnassus Investments from 2004 to 2007 and
                                            Senior Audit Manager of PricewaterhouseCoopers LLP from
                                            1998 to 2004.
Kasey Phillips, 38       Treasurer, since   Senior Vice President of Evergreen Investment Management               N/A
                         2009               Company, LLC since 2006 and currently the Treasurer of the
                                            Evergreen Funds since 2005. Vice President and Assistant
                                            Vice President of Evergreen Investment Services, Inc. from
                                            1999 to 2006.



------
/1/ Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.


     COMMITTEES. The Independent Trustees are the members of the Trust's
     ----------
Governance Committee and Audit Committee.


     (1) GOVERNANCE COMMITTEE. Whenever a vacancy occurs on the Board, the Governance Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Governance Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only Independent Trustees may nominate and select persons to become Independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. The Governance Committee meets only as necessary and met three times during the Funds' most recently completed fiscal year. Peter Gordon serves as the chairman of the Governance Committee.

     The Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee's consideration, which are set forth in the Trusts' Governance Committee Charter. The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Governance Committee meeting at which the nominee would be considered. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the "candidate"),
(B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and
(f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the 1940 Act) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board.

     The Governance Committee may from time-to-time propose nominations of one or more individuals to serve as members of an "advisory board," as such term is defined in Section 2(a)(1) of the 1940 Act ("Advisory Trustees"). An individual may be eligible to serve as an Advisory Trustee only if that individual meets the requirements to be a "non-interested" Trustee under the 1940 Act and does not otherwise serve the Trust in any other capacity. Any Advisory Trustee shall serve at the pleasure of the Board and may be removed, at any time, with or without cause, by the Board. An Advisory Trustee may be nominated and elected as a Trustee, at which time he or she shall cease to be an Advisory Trustee. Advisory Trustees shall perform solely advisory functions. Unless otherwise specified by the Committee or the Board, Advisory Trustees are invited to attend meetings of the Board and all committees of the Board. Advisory Trustees shall participate in meeting discussions but do not have a vote upon any matter presented to the Board or any committee of the Board, nor do they have any power or authority to act on behalf of or to bind the Board, any committee of the Board or the Trust. Advisory Trustees shall not have any responsibilities or be subject to any liabilities imposed upon Trustees by law or otherwise. Advisory Trustees shall be entitled, to the maximum extent permitted by law, to be indemnified by the Trust and shall be covered by any liability insurance coverage that extends to Trustees and officers of the Trust. Advisory Trustees shall be paid the same meeting fees payable to Trustees and shall have their expenses reimbursed in accordance with existing Board expense reimbursement policies. Advisory Trustees shall not receive any retainer fees.

     (2) AUDIT COMMITTEE. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent registered public accounting firm on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met four times during the Funds' most recently completed fiscal year. Judith M. Johnson serves as the chairperson of the Audit Committee.


     COMPENSATION. For the calendar year ended December 31, 2008, each Trustee received an annual retainer (payable quarterly) of $160,000 from the Fund Complex. Each Trustee and Advisory Board Member also received a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at the first telephonic Fund Complex Board meeting and each telephonic Board meeting beyond five. In addition, the Chairperson of the Fund Complex Board received an additional $40,000 annual retainer and the Chairperson of the Audit Committee received an additional $20,000 annual retainer, for the additional work and time devoted by the Chairpersons. Prior to January 1, 2008, each Trustee received an annual retainer (payable quarterly) of $140,000 from the Fund Complex. Each Trustee also received a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairperson of the Fund Complex Board received an additional $40,000 annual retainer and the Chairperson of the Audit Committee received an additional $16,000 annual retainer, for the additional work and time devoted by the Chairpersons.

     Effective January 1, 2009, each Trustee receives an annual retainer (payable quarterly) of $160,000 from the Fund Complex. Each Trustee and Advisory Board Member receives a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairperson of the Fund Complex Board receives an additional $40,000 annual retainer and the Chairperson of the Audit Committee receives an additional $20,000 annual retainer, for the additional work and time devoted by the Chairpersons.


     The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's Officers are not compensated by the Trust for their services. For the fiscal year ended October 31, 2009, the Trustees received the following compensation:

                              COMPENSATION TABLE
                       FISCAL YEAR ENDED OCTOBER 31, 2009



                                                            INDEPENDENT TRUSTEES
                           PETER G.       ISAIAH       JUDITH M.      DAVID     OLIVIA S.   TIMOTHY J.   DONALD C.
FUND                        GORDON    HARRIS, JR./1/    JOHNSON    LARCKER/1/    MITCHELL      PENNY      WILLEKE
C&B Mid Cap Value              $             $             $            $           $            $           $
Common Stock                   $             $             $            $           $            $           $
Discovery                      $             $             $            $           $            $           $
Enterprise                     $             $             $            $           $            $           $
Mid Cap Disciplined            $             $             $            $           $            $           $
Mid Cap Growth                 $             $             $            $           $            $           $
Opportunity                    $             $             $            $           $            $           $
Small Cap Disciplined          $             $             $            $           $            $           $
Small Cap Growth               $             $             $            $           $            $           $
Small Cap Opportunities        $             $             $            $           $            $           $
Small Cap Value                $             $             $            $           $            $           $
Small/Mid Cap Value            $             $             $            $           $            $           $
TOTAL COMPENSATION FROM        $             $             $            $           $            $           $
THE FUND COMPLEX/1/



------
/1/ Isaiah Harris, Jr. and David F. Larcker became Independent Trustees effective April 17, 2009. From November 1, 2008 to April 17, 2009, Messrs. Harris and Larcker served as Advisory Board Members. The compensation reflected in the table above for Messrs. Harris and Larcker is for the period November 1, 2008 to October 31, 2009.
/2/ Includes Trustee compensation received by other funds within the entire Fund Complex as of the Funds' fiscal year end (consisting of 133 funds).

     BENEFICIAL EQUITY OWNERSHIP INFORMATION. As of the calendar year ended December 31, 2009, the Trustees, the Advisory Board Members and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the dollar value of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: $0; $1-$10,000; $10,001-$50,000; $50,001-$100,000; and over
$100,000.


           BENEFICIAL EQUITY OWNERSHIP IN THE FUNDS AND FUND COMPLEX

                     CALENDAR YEAR ENDED DECEMBER 31, 2009



                                                                         INDEPENDENT TRUSTEES
                      PETER G.       ISAIAH          JUDITH M.      DAVID          OLIVIA S.      TIMOTHY J.     DONALD C.
FUND                  GORDON         HARRIS, JR./2/  JOHNSON        LARCKER/2/     MITCHELL       PENNY          WILLEKE
C&B Mid Cap Value     $              $               $              $              $              $              $
Common Stock          $              $               $              $              $              $              $
Discovery             $              $               $              $              $              $              $
Enterprise            $              $               $              $              $              $              $
Mid Cap Disciplined   $              $               $              $              $              $              $
Mid Cap Growth        $              $               $              $              $              $              $
Opportunity           $              $               $              $              $              $              $
Small Cap
Disciplined           $              $               $              $              $              $              $
Small Cap Growth      $              $               $              $              $              $              $
Small Cap
Opportunities         $              $               $              $              $              $              $
Small Cap Value       $              $               $              $              $              $              $
Small/Mid Cap Value   $              $               $              $              $              $              $
Aggregate Dollar
Range of
Equity Securities Of
Fund
Complex/1/            over $100,000   over $100,000  over $100,000  over $100,000  over $100,000  over $100,000  over $100,000


------

/1/ Includes Trustee ownership in shares of other funds within the entire Fund Complex (consisting of 133 funds) as of December 31, 2009.
/2/ Messrs. Harris and Larcker were elected to the Board as Independent Trustees effective April 17, 2009.

     OWNERSHIP OF SECURITIES OF CERTAIN ENTITIES. As of the calendar year ended December 31, 2009, none of the Independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity directly or indirectly controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.



Investment Adviser
------------------


     Wells Fargo Funds Management, LLC ("Funds Management"), an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the investment adviser for the Funds. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.


     AFFILIATED ADVISORY PROGRAMS. Funds Management, on behalf of participants
     -----------------------------
in programs managed by Funds Management, may invest a portion of the program's assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund's assets. In such an instance, Funds Management's decision to make changes to or rebalance the program's allocations may substantially impact the Fund's performance.

     As compensation for its advisory services, Funds Management is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:


                                             FEE
FUND                                  EFFECTIVE 3/1/08
 C&B Mid Cap Value              First $500M         0.75%
                                 Next $500M         0.70%
                                  Next $2B          0.65%
                                  Next $2B         0.625%
                                  Over $5B          0.60%
 Common Stock                   First $500M         0.75%
                                 Next $500M         0.70%
                                  Next $2B          0.65%
                                  Next $2B         0.625%
                                  Over $5B          0.60%
 Discovery                      First $500M         0.75%
                                 Next $500M         0.70%
                                  Next $2B          0.65%
                                  Next $2B         0.625%
                                  Over $5B          0.60%
 Enterprise                     First $500M         0.75%
                                 Next $500M         0.70%
                                  Next $2B          0.65%
                                  Next $2B         0.625%
                                  Over $5B          0.60%
 Mid Cap Disciplined            First $500M         0.75%
                                 Next $500M         0.70%
                                  Next $2B          0.65%
                                  Next $2B         0.625%
                                  Over $5B          0.60%
 Mid Cap Growth                 First $500M         0.75%
                                 Next $500M         0.70%
                                  Next $2B          0.65%
                                  Next $2B         0.625%
                                  Over $5B          0.60%

                                             FEE
FUND                                  EFFECTIVE 3/1/08
 Opportunity                    First $500M         0.75%
                                 Next $500M         0.70%
                                  Next $2B          0.65%
                                  Next $2B         0.625%
                                  Over $5B          0.60%
 Small Cap Disciplined          First $500M         0.85%
                                 Next $500M        0.825%
                                  Next $1B          0.80%
                                  Next $1B         0.775%
                                  Over $3B          0.75%
 Small Cap Growth               First $500M         0.85%
                                 Next $500M        0.825%
                                  Next $1B          0.80%
                                  Next $1B         0.775%
                                  Over $3B          0.75%
 Small Cap Opportunities        First $500M         0.85%
                                 Next $500M        0.825%
                                  Next $1B          0.80%
                                  Next $1B         0.775%
                                  Over $3B          0.75%
 Small Cap Value                First $500M         0.85%
                                 Next $500M        0.825%
                                  Next $1B          0.80%
                                  Next $1B         0.775%
                                  Over $3B          0.75%
 Small/Mid Cap Value            First $500M         0.85%
                                 Next $500M        0.825%
                                  Next $1B          0.80%
                                  Next $1B         0.775%
                                  Over $3B          0.75%



     Advisory Fees Paid.
     ------------------

     The table below shows the advisory fees paid by certain Funds. For the fiscal periods indicated below, these Funds paid the following advisory fees and the investment adviser waived the indicated fees:


                           YEAR ENDED                             YEAR ENDED                             YEAR ENDED
                            10/31/09                               10/31/08                               10/31/07
                  FEES       FEES        FEES PAID        FEES       FEES       FEES PAID      FEES          FEES     FEES PAID
FUND            INCURRED   INCURRED    AFTER WAIVER     INCURRED    WAIVED    AFTER WAIVER   INCURRED       WAIVED   AFTER WAIVER
C&B Mid Cap         $         $              $       $ 3,774,834  $  819,812   $2,955,022   $ 7,027,315  $  840,907  $ 6,186,408
Value
Common Stock        $         $              $       $ 7,178,963  $1,789,426   $5,389,537   $ 8,232,920  $2,666,547  $ 5,566,373
Discovery           $         $              $       $ 2,911,324  $  577,448   $2,333,876   $ 2,573,383  $  558,552  $ 2,014,831
Enterprise          $         $              $       $ 2,387,272  $  224,947   $2,162,325   $ 2,124,601  $   97,086  $ 2,027,515
Mid Cap             $         $              $       $ 6,207,093  $1,517,019   $4,690,074   $ 8,708,942  $2,031,234  $ 6,677,708
Disciplined
Mid Cap Growth      $         $              $       $ 1,117,315  $   93,198   $1,024,117   $ 1,253,080  $   24,230  $ 1,228,850
Opportunity         $         $              $       $10,983,739  $2,097,722   $8,886,017   $13,642,254  $3,446,077  $10,196,177
Small Cap           $         $              $       $ 3,459,467  $  712,141   $2,747,326   $ 4,601,765  $  987,185  $ 3,614,580
Disciplined

                           YEAR ENDED                             YEAR ENDED                             YEAR ENDED
                            10/31/09                               10/31/08                               10/31/07
                   FEES      FEES        FEES PAID        FEES        FEES      FEES PAID      FEES          FEES     FEES PAID
FUND             INCURRED   INCURRED   AFTER WAIVER     INCURRED    WAIVED    AFTER WAIVER   INCURRED       WAIVED   AFTER WAIVER
Small Cap            $         $             $       $ 3,908,834  $  699,455  $ 3,209,379   $ 3,399,383  $  627,872  $ 2,771,511
Growth
Small Cap            $         $             $       $ 6,522,491  $  664,876  $ 5,857,615   $ 7,573,151  $1,113,699  $ 6,459,452
Opportunity
Small Cap Value      $         $             $       $28,109,767  $4,776,800  $23,332,967   $31,123,321  $7,068,981  $24,054,340
Small/Mid Cap        $         $             $       $ 1,603,711  $  384,985  $ 1,218,726   $ 1,947,587  $  461,460  $ 1,486,127
Value


     General. Each Fund's Advisory Agreement will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. A Fund's Advisory Agreement may be terminated on 60 days written notice by either party and will terminate automatically if assigned.

Investment Sub-Advisers
-----------------------

     Funds Management has engaged Cooke & Bieler, L.P. ("C&B"), Schroder Investment Management North America Inc. ("Schroder"), and Wells Capital Management, Incorporated ("Wells Capital Management"), an affiliate of Funds Management, to serve as investment sub-advisers to the Funds (each a "Sub-Adviser" and collectively, the "Sub-Advisers"). Subject to the direction of the Trust's Board and the overall supervision and control of Funds Management and the Trust, the Sub-Adviser makes recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Adviser furnishes to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Adviser also furnishes such additional reports and information as Funds Management and the Trust's Board and Officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management.

     For providing investment sub-advisory services to the Funds, the Sub-Advisers are entitled to receive monthly fees at the annual rates indicated below of each Fund's average daily net assets. These fees may be paid by Funds Management or directly by the Funds. If a sub-advisory fee is paid directly by a Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly.

FUND                               SUB-ADVISER                           FEE
 C&B Mid Cap Value                     C&B                  First $250M            0.55%
                                                             Next $250M            0.50%
                                                             Next $250M            0.45%
                                                             Over $750M            0.40%
 Small Cap Opportunities             Schroder               First $275M            0.50%
                                                             Over $275M            0.45%


FUND                                SUB-ADVISER                          FEE
 Common Stock                Wells Capital Management       First $100M            0.45%
                                                             Next $100M            0.40%
                                                             Over $200M            0.30%
 Discovery                   Wells Capital Management       First $100M            0.45%
                                                             Next $100M            0.40%
                                                             Over $200M            0.35%
 Enterprise                  Wells Capital Management       First $100M            0.45%
                                                             Next $100M            0.40%
                                                             Over $200M            0.30%
 Mid Cap Disciplined         Wells Capital Management       First $100M            0.45%
                                                             Next $100M            0.40%
                                                             Over $200M            0.30%

                                                            First $100M            0.45%
                                                             Next $100M            0.40%
Mid Cap Growth               Wells Capital Management        Over $200M            0.30%
 Opportunity                 Wells Capital Management       First $100M            0.45%
                                                             Next $100M            0.40%
                                                             Over $200M            0.30%
 Small Cap Disciplined       Wells Capital Management       First $100M            0.55%
                                                             Next $100M            0.50%
                                                             Over $200M            0.40%
 Small Cap Growth            Wells Capital Management       First $100M            0.55%
                                                             Next $100M            0.50%
                                                             Over $200M            0.40%
 Small Cap Value             Wells Capital Management       First $100M            0.55%
                                                             Next $100M            0.50%
                                                             Over $200M            0.40%
 Small/Mid Cap Value         Wells Capital Management       First $100M            0.45%
                                                             Next $100M            0.40%
                                                             Over $200M            0.35%


     Unaffiliated Sub-Advisers. The Funds listed below paid the following
     -------------------------
aggregate dollar amount of sub-advisory fees to the following unaffiliated sub-advisers for the fiscal periods indicated below:


                                                 YEAR ENDED                  YEAR ENDED                  YEAR ENDED
                                                  10/30/09                    10/30/08                    10/30/07
 Fund                       Sub-Adviser  Fees Paid   Fees Waived/                 Fees Waived/    Fees Paid    Fees Waived/
                                                                     Fees Paid
                                                       Reimbursed                   Reimbursed                   Reimbursed
 C&B Mid Cap Value              C&B      $           $              $2,622,540    $0             $4,629,515    $0
 Small Cap Opportunities      Schroder   $           $              $3,556,586    $0             $4,014,462    $0


Portfolio Managers
------------------

     The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Portfolio Managers." The information in this section is provided as of October 31, 2008, the most recent fiscal year end for the Funds managed by the portfolio managers listed below (each a "Portfolio Manager" and together, the "Portfolio Managers"). The Portfolio Managers manage the investment activities of the Funds on a day-to-day basis as follows.


FUND                    SUB-ADVISER                 PORTFOLIO MANAGERS
----------------------- --------------------------  ------------------------------
C&B Mid Cap Value       C&B                         Kermit S. Eck, CFA
                                                    Daren Heitman, CFA
                                                    Steve Lyons, CFA
                                                    Michael M. Meyer, CFA
                                                    Edward W. O'Connor, CFA
                                                    R. James O'Neil, CFA
                                                    Mehul Trivedi, CFA
Common Stock            Wells Capital Management    Ann M. Miletti
Discovery               Wells Capital Management    James M. Leach, CFA
                                                    Thomas J. Pence, CFA
Enterprise              Wells Capital Management    James M. Leach, CFA
                                                    Thomas J. Pence, CFA
Mid Cap Disciplined     Wells Capital Management    James Tringas, CFA, CPA
Small Cap Disciplined                               Bryant VanCronkhite, CFA, CPA
Mid Cap Growth          Wells Capital Management    Jerome "Cam" Philpott, CFA
Small Cap Growth                                    Stuart Roberts
Opportunity             Wells Capital Management    Ann M. Miletti

Small Cap Opportunities Schroder                    Jenny B. Jones
Small Cap Value         Wells Capital Management    I. Charles Rinaldi
Small/Mid Cap Value     Wells Capital Management    Erik C. Astheimer
                                                    I. Charles Rinaldi
                                                    Michael Schneider, CFA

     MANAGEMENT OF OTHER ACCOUNTS. The following table indicates the type of, number of, and total assets in accounts managed by the Portfolio Managers, not including the Funds. The accounts described include accounts that a Portfolio Manager manages in a professional capacity as well as accounts that a Portfolio Manager may manage in a personal capacity, if any, which are included under "Other Accounts."


                                        REGISTERED INVESTMENT              OTHER POOLED                  OTHER ACCOUNTS
                                              COMPANIES                 INVESTMENT VEHICLES                 MANAGED
                                        NUMBER          TOTAL          NUMBER          TOTAL          NUMBER          TOTAL
                                          OF            ASSETS           OF            ASSETS           OF           ASSETS
PORTFOLIO MANAGER*                     ACCOUNTS        MANAGED        ACCOUNTS        MANAGED        ACCOUNTS        MANAGED
C&B
 Kermit S. Eck, CFA                                       $                              $                              $
 Daren Heitman, CFA                                       $                              $                              $
 Steve Lyons, CFA                                         $                              $                              $
 Michael M. Meyer, CFA                                    $                              $                              $
 Edward W. O'Connor, CFA                                  $                              $                              $
 R. James O'Neil, CFA                                     $                              $                              $
 Mehul Trivedi, CFA                                       $                              $                              $
SCHRODER
 Jenny B. Jones                                           $                              $                              $
WELLS CAPITAL MANAGEMENT
 Erik C. Astheimer                                        $                              $                              $
 James M. Leach, CFA                                      $                              $                              $
 Ann M. Miletti                                           $                              $                              $
 Thomas J. Pence, CFA                                     $                              $                              $
 Jerome "Cam" Philpott, CFA                               $                              $                              $
 Stuart Roberts                                           $                              $                              $
 I. Charles Rinaldi                                       $                              $                              $
 Michael Schneider, CFA                                   $                              $                              $
 James Tringas, CFA, CPA                                  $                              $                              $
 Bryant VanCronkhite, CFA, CPA                            $                              $                              $


------
* If an account has one of the Portfolio Managers as a co-portfolio manager or an assistant portfolio manager, the total number of accounts and assets have been allocated to each respective Portfolio Manager. Therefore, some accounts and assets have been counted twice.

     The following table indicates the number and total assets managed of the above accounts for which the advisory fee is based on the performance of such accounts.


                                        REGISTERED INVESTMENT              OTHER POOLED                  OTHER ACCOUNTS
                                              COMPANIES                 INVESTMENT VEHICLES                 MANAGED
                                        NUMBER          TOTAL          NUMBER          TOTAL          NUMBER          TOTAL
                                          OF            ASSETS           OF            ASSETS           OF           ASSETS
PORTFOLIO MANAGER*                     ACCOUNTS        MANAGED        ACCOUNTS        MANAGED        ACCOUNTS        MANAGED
C&B
 Kermit S. Eck, CFA                                       $                              $                              $
 Daren Heitman, CFA                                       $                              $                              $
 Steve Lyons, CFA
 Michael M. Meyer, CFA                                    $                              $                              $
 Edward W. O'Connor, CFA                                  $                              $                              $
 R. James O'Neil, CFA                                     $                              $                              $
 Mehul Trivedi, CFA                                       $                              $                              $
SCHRODER
 Jenny B. Jones                                           $                              $                              $
WELLS CAPITAL MANAGEMENT
 Erik C. Astheimer                                        $                              $                              $
 James M. Leach, CFA                                      $                              $                              $
 Ann M. Miletti                                           $                              $                              $
 Thomas J. Pence, CFA                                     $                              $                              $
 Jerome "Cam" Philpott, CFA                               $                              $                              $
 Stuart Roberts                                           $                              $                              $
 I. Charles Rinaldi                                       $                              $                              $
 Michael Schneider, CFA                                   $                              $                              $
 James Tringas, CFA, CPA                                  $                              $                              $
 Bryant VanCronkhite, CFA, CPA                            $                              $                              $


------
* If an account has one of the Portfolio Managers as a co-portfolio manager or an assistant portfolio manager, the total number of accounts and assets have been allocated to each respective Portfolio Manager. Therefore, some accounts and assets have been counted twice.

     MATERIAL CONFLICTS OF INTEREST. The Portfolio Managers face inherent
     ------------------------------
conflicts of interest in their day-to-day management of the Funds and other accounts because the Funds may have different investment objectives, strategies and risk profiles than the other accounts managed by the Portfolio Managers. For instance, to the extent that the Portfolio Managers manage accounts with different investment strategies than the Funds, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for a Fund. Additionally, some of the accounts managed by the Portfolio Managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Funds. The differences in fee structures may provide an incentive to the Portfolio Managers to allocate more favorable trades to the higher-paying accounts.

     To minimize the effects of these inherent conflicts of interest, the Sub-Advisers have adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that they believe address the potential conflicts associated with managing portfolios for multiple clients and ensure that all clients are treated fairly and equitably. Additionally, some of the Sub-Advisers minimize inherent conflicts of interest by assigning the Portfolio Managers to accounts having similar objectives. Accordingly, security block purchases are allocated to all accounts with similar objectives in proportionate weightings. Furthermore, the Sub-Advisers have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940 (the "Advisers Act") to address potential conflicts associated with managing the Funds and any personal accounts the Portfolio Managers may maintain.

     C&B. In the case of C&B, the Portfolio Managers manage accounts on a team basis so the Portfolio Managers may be subject to the potential conflicts of interests described above. Accordingly, performance and allocation of securities are closely monitored to ensure equal treatment and C&B has implemented policies and procedures to ensure that clients are treated fairly and that potential conflicts of interest are minimized.

     SCHRODER. In the case of Schroder, the Portfolio Managers may be subject to the potential conflicts of interest described above. Other potential conflicts may include, for example, potential conflicts between strategies pertaining to managed accounts and the specific funds a Portfolio Manager may manage, and cases in which limited investment opportunities are available for one account but not another. Schroder has adopted certain compliance procedures that are designed to address these types of potential conflicts of interest to ensure clients are treated fairly and conflicts are minimized.

     WELLS CAPITAL MANAGEMENT. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

     COMPENSATION. The Portfolio Managers were compensated by their employing
     ------------
sub-adviser from the fees the Adviser paid the Sub-Adviser using the following compensation structure:


     C&B COMPENSATION. The C&B Portfolio Managers are compensated using substantially identical compensation structures for all accounts managed. They each receive a fixed cash salary and an annual bonus from a bonus pool based on the pre-tax performance of individual securities selected by the Portfolio Managers. C&B measures performance of securities against the Russell Midcap Value Index for the Mid Cap Value strategy accounts. Bonus allocations are determined by an annual peer review process conducted by the investment team. Allocations vary depending primarily on the four-year rolling investment results attributed to each individual security. The Portfolio Managers also receive a fixed deferred compensation. Partners of C&B receive a return proportionate to their investment based upon the firm's overall success.


     SCHRODER COMPENSATION. Schroder's methodology for measuring and rewarding the contribution made by portfolio managers combines quantitative and qualitative measures. Portfolio managers are compensated for their services in a combination of a fixed base salary and annual discretionary bonus based in part on performance. Schroder also assesses the performance of its management teams as a component of bonus calculation. This focus on "team" maintains consistency and minimizes internal competition that may be detrimental to the interests of Schroder's clients. For each team, Schroder assesses the performance of their funds relative to competitors and to the relevant benchmarks over one and three year periods, the level of funds under management and the level of performance fees generated. For the purposes of determining Ms. Jones' bonus as portfolio manager of the Small Cap Opportunities Fund, the relevant benchmark for performance comparison is the Russell 2000TM Index.


     WELLS CAPITAL MANAGEMENT COMPENSATION. The compensation structure for Wells Capital Management's Portfolio Managers includes a competitive fixed base salary plus variable incentives (Wells Capital Management utilizes investment management compensation surveys as confirmation). Incentive bonuses are typically tied to pre-tax relative investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3- and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. This evaluation takes into account relative performance of the accounts to each account's individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style. In the case of each Fund, the benchmark(s) against which the performance of the Fund's portfolio may be compared for these purposes generally are indicated in the "Performance" sections of the Prospectuses.

     BENEFICIAL OWNERSHIP IN THE FUNDS. The following table shows for each
     ---------------------------------
Portfolio Manager the dollar value of Fund equity securities beneficially owned by the Portfolio Manager, stated as one of the following ranges:

     $0;
     $1 - $10,000;
     $10,001 - $50,000;
     $50,001 - $100,000;
     $100,001 - $500,000;
     $500,001 - $1,000,000; and
     over $1,000,000.

                    BENEFICIAL EQUITY OWNERSHIP IN THE FUNDS


PORTFOLIO MANAGER                     FUND                           BENEFICIAL OWNERSHIP
 C&B
 Kermit S. Eck                        C&B Mid Cap Value              $
 Daren Heitman, CFA                   C&B Mid Cap Value              $
 Steve Lyons, CFA                     C&B Mid Cap Value              $
 Michael M. Meyer                     C&B Mid Cap Value              $
 Edward W. O'Connor                   C&B Mid Cap Value              $
 R. James O'Neil                      C&B Mid Cap Value              $
 Mehul Trivedi                        C&B Mid Cap Value              $
 SCHRODER
 Jenny B. Jones                       Small Cap Opportunities        $
 WELLS CAPITAL MANAGEMENT
 Erik C. Astheimer                    Small/Mid Cap Value            $
 James M. Leach, CFA                  Discovery                      $
                                      Enterprise                     $
 Ann M. Miletti                       Common Stock                   $
                                      Opportunity                    $
 Thomas J. Pence, CFA                 Discovery                      $
                                      Enterprise                     $
 Jerome C. Philpott, CFA              Mid Cap Growth                 $
                                      Small Cap Growth               $
 Stuart Roberts                       Mid Cap Growth                 $
                                      Small Cap Growth               $
 I. Charles Rinaldi                   Small Cap Value                $
                                      Small/Mid Cap Value            $
 Michael Schneider, CFA               Small/Mid Cap Value            $
 James Tringas, CFA, CPA              Mid Cap Disciplined            $
                                      Small Cap Disciplined          $
 Bryant VanCronkhite, CFA, CPA        Mid Cap Disciplined            $
                                      Small Cap Disciplined          $

Administrator
-------------

     The Trust has retained Funds Management (the "Administrator"), the investment adviser for the Funds, located at 525 Market Street, 12th Floor, San Francisco, CA 94105, as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds' operations, including communication, coordination, and supervision services with regard to the Funds' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services.

     In addition, Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Fund's average daily net assets:

                                      FUND-LEVEL                  CLASS-LEVEL
                                      ADMIN. FEE                   ADMIN. FEE              TOTAL ADMIN. FEE
                                                  (% OF              (% OF                                 (% OF
                           AVERAGE DAILY      AVERAGE DAILY      AVERAGE DAILY      AVERAGE DAILY      AVERAGE DAILY
SHARE CLASS                  NET ASSETS        NET ASSETS)        NET ASSETS)         NET ASSETS        NET ASSETS)
 Class A, Class B,            First $5B            0.05%              0.28%            First $5B            0.33%
 and Class C                   Next $5B            0.04%                                Next $5B            0.32%
                              Over $10B            0.03%                               Over $10B            0.31%
 Administrator Class          First $5B            0.05%              0.10%/1/         First $5B            0.15%
                               Next $5B            0.04%                                Next $5B            0.14%
                              Over $10B            0.03%                               Over $10B            0.13%
 Institutional Class          First $5B            0.05%              0.08%/2/         First $5B            0.13%
                               Next $5B            0.04%                                Next $5B            0.12%
                              Over $10B            0.03%                               Over $10B            0.11%
 Investor Class/1,2/          First $5B            0.05%              0.38%            First $5B            0.43%
                               Next $5B            0.04%                                Next $5B            0.42%
                              Over $10B            0.03%                               Over $10B            0.41%

/1/ Effective March 1, 2008, the class-level administration fee for the Investor Class was reduced by 0.05%, as shown in the table. Prior to March 1, 2008, the class-level administration fee for the Investor Class was 0.45%, resulting in a total administration fee schedule based on the average daily net assets of each Fund as follows: 0.50% for the first $5 billion in assets, 0.49% for the next $5 billion in assets and 0.48% for assets over $10 billion.
/2/ Effective February 1, 2009, the class-level administration fee for the Investor Class was reduced by 0.02%. Prior to February 1, 2009 the class-level administration fee for the Investor Class was 0.40%, resulting in a total administration fee schedule based on the average daily net assets of each Fund as follows: 0.45% for the first $5 billion in assets, 0.44% for the next $5 billion in assets and 0.43% for assets over $10 billion.

     Administrative Fees Paid. For the fiscal year ends shown in the table
     ------------------------
below, the Funds listed paid the administrative fees indicated.


                                      YEAR ENDED                       YEAR ENDED                      YEAR ENDED
FUND                                   10/31/09                         10/31/08                        10/31/07
                                                   FEES                             FEES                             FEES
                              FEES      FEES    PAID AFTER     FEES      FEES    PAID AFTER     FEES      FEES    PAID AFTER
                            INCURRED   WAIVED     WAIVER     INCURRED   WAIVED     WAIVER     INCURRED   WAIVED     WAIVER
 C&B Mid Cap Value (Fund   $          $        $             $253,834     $0      $253,834    $484,939     $0     $484,939
 Level)
  Class A                  $          $        $             $ 91,524     $0      $ 91,524    $147,703     $0     $147,703
  Class B                  $          $        $             $ 25,184     $0      $ 25,184    $ 46,326     $0     $ 46,326
  Class C                  $          $        $             $ 28,994     $0      $ 28,994    $ 43,765     $0     $ 43,765

                                       YEAR ENDED                        YEAR ENDED                           YEAR ENDED
FUND                                    10/31/09                          10/31/08                             10/31/07
                                                    FEES                                FEES                                 FEES
                               FEES      FEES    PAID AFTER       FEES       FEES    PAID AFTER       FEES       FEES     PAID AFTER
                             INCURRED   WAIVED     WAIVER       INCURRED    WAIVED     WAIVER       INCURRED    WAIVED      WAIVER
  Administrator Class       $          $        $             $   53,813      $0     $   53,813   $  106,364    $   0    $  106,364
  Institutional Class       $          $        $             $   49,097      $0     $   49,907   $   47,553    $   0    $   47,553
  Investor Class/5/         $          $        $             $1,060,099      $0     $1,060,099   $2,013,611    $   0    $2,013,611
 Common Stock (Fund Level)  $          $        $             $  495,932      $0     $  495,932   $  575,620    $   0    $  575,620
  Class A                   $          $        $             $  245,910      $0     $  245,910   $  176,778    $   0    $  176,778
  Class B                   $          $        $             $   66,444      $0     $   66,444   $   93,078    $   0    $   93,078
  Class C                   $          $        $             $   41,738      $0     $   41,738   $   52,637    $   0    $   52,637
  Investor Class/1/         $          $        $             $3,619,772      $0     $3,619,772   $4,662,289    $   0    $4,662,289
 Discovery (Fund Level)     $          $        $             $  194,088      $0     $  194,088   $  171,559    $   0    $  171,559
  Class A/2/                $          $        $             $    6,072      $0     $    6,072   $       69    $   0    $       69
  Class C/2/                $          $        $             $    3,426      $0     $    3,426   $       36    $   0    $       36
  Administrator Class       $          $        $             $  109,465      $0     $  109,465   $   87,116    $   0    $   87,116
  Institutional Class       $          $        $             $   10,965      $0     $   10,965   $    1,758    $   0    $    1,758
  Investor Class            $          $        $             $1,091,777      $0     $1,091,777   $1,141,949    $   0    $1,141,949
 Enterprise (Fund Level)    $          $        $             $  159,151      $0     $  159,151   $  141,640    $   0    $  141,640
  Class A/3/                $          $        $             $    3,629      $0     $    3,629      N/A         N/A        N/A
  Class C/4/                $          $        $             $       27      $0     $       27      N/A         N/A        N/A
  Administrator Class       $          $        $             $   11,881      $0     $   11,881   $    3,417    $   0    $    3,417
  Institutional Class       $          $        $             $  103,160      $0     $  103,160   $   65,311    $   0    $   65,311
  Investor Class            $          $        $             $  735,263      $0     $  735,263   $  884,461    $   0    $  884,461
 Mid Cap Disciplined (Fund  $          $        $             $  425,562      $0     $  425,562   $  612,232    $   0    $  612,232
 Level)
  Class A/2/                $          $        $             $    1,792      $0     $    1,792   $       38    $   0    $       38
  Class C/2/                $          $        $             $       86      $0     $       86   $        7    $   0    $        7
  Administrator Class       $          $        $             $  105,456      $0     $  105,456   $  129,086    $   0    $  129,086
  Institutional Class       $          $        $             $  115,627      $0     $  115,627   $  111,602    $   0    $  111,602
  Investor Class            $          $        $             $2,515,664      $0     $2,515,664   $4,301,372    $   0    $4,301,372
 Opportunity (Fund Level)   $          $        $             $  786,955      $0     $  786,955   $  991,712    $   0    $  991,712
  Class A/3/                $          $        $             $   95,813      $0     $   95,813      N/A         N/A        N/A
  Class C/4/                $          $        $             $       16      $0     $       16      N/A         N/A        N/A
  Administrator Class       $          $        $             $  137,583      $0     $  137,583   $  146,385    $   0    $  146,385
  Investor Class            $          $        $             $5,858,915      $0     $5,858,915   $8,050,764             $8,050,764
 Mid Cap Growth (Fund       $          $        $             $   74,488      $0     $   74,488   $   83,539    $   0    $   83,539
 Level)
  Class A                   $          $        $             $  280,698      $0     $  280,698   $  327,093    $   0    $  327,093
  Class B                   $          $        $             $   12,678      $0     $   12,678   $   20,672    $   0    $   20,672
  Class C                   $          $        $             $    7,098      $0     $    7,098   $    6,115    $   0    $    6,115
  Administrator Class/4/    $          $        $             $    6,573      $0     $    6,573      N/A         N/A        N/A
  Institutional Class/4/    $          $        $             $        4      $0     $        4      N/A         N/A        N/A
  Investor Class/1/         $          $        $             $  146,742      $0     $  146,742   $  183,113    $   0    $  183,113

                                         YEAR ENDED                    YEAR ENDED                       YEAR ENDED
FUND                                      10/31/09                      10/31/08                         10/31/07
                                                     FEES                            FEES                              FEES
                                 FEES      FEES   PAID AFTER      FEES     FEES   PAID AFTER      FEES      FEES    PAID AFTER
                               INCURRED   WAIVED    WAIVER      INCURRED  WAIVED    WAIVER      INCURRED   WAIVED     WAIVER
 Small Cap Disciplined (Fund  $          $        $           $  199,283    $0    $  199,283  $   256,298  $   0   $   256,298
 Level)
  Class A/4/                  $          $        $           $       46    $0    $       46      N/A       N/A        N/A
  Class C/4/                  $          $        $           $       23    $0    $       23      N/A       N/A        N/A
  Administrator Class         $          $        $           $    9,753    $0    $    9,753  $    12,733  $   0   $    12,733
  Institutional Class         $          $        $           $   72,280    $0    $   72,280  $    83,973  $   0   $    83,973
  Investor Class              $          $        $           $1,247,813    $0    $1,247,813  $ 1,777,029  $   0   $ 1,777,029
 Small Cap Growth (Fund       $          $        $           $  226,088    $0    $  226,088  $   188,855  $   0   $   188,855
 Level)
  Class A                     $          $        $           $  477,036    $0    $  477,036  $   449,228  $   0   $   449,228
  Class B                     $          $        $           $   25,307    $0    $   25,307  $    47,748  $   0   $    47,748
  Class C                     $          $        $           $   22,145    $0    $   22,145  $    21,151  $   0   $    21,151
  Administrator Class         $          $        $           $  105,539    $0    $  105,539  $    84,368  $   0   $    84,368
  Institutional Class         $          $        $           $  102,714    $0    $  102,714  $    54,879  $   0   $    54,879
  Investor Class/1/           $          $        $           $  129,445    $0    $  129,445  $   178,640  $   0   $   178,640
 Small Cap Opportunities      $          $        $           $  381,155    $0    $  381,155  $   430,774  $   0   $   430,774
 (Fund Level)
  Administrator Class         $          $        $           $  762,310    $0    $  762,310  $   861,547  $   0   $   861,547
 Small Cap Value (Fund        $          $        $           $1,748,588    $0    $1,748,588  $ 1,911,182  $   0   $ 1,911,182
 Level)
  Class A                     $          $        $           $1,656,838    $0    $1,656,838  $ 1,909,961  $   0   $ 1,909,961
  Class B                     $          $        $           $  260,478    $0    $  260,478  $   356,643  $   0   $   356,643
  Class C                     $          $        $           $  326,303    $0    $  326,303  $   405,199  $   0   $   405,199
  Institutional               $          $        $           $  319,744    $0    $  319,744  $       115  $   0   $       115
  Investor Class/1/           $          $        $           $9,590,543    $0    $9,590,543  $12,906,020  $   0   $12,906,020
 Small/Mid Cap Value (Fund    $          $        $           $   92,511    $0    $   92,511  $   108,199  $   0   $   108,199
 Level)
  Class A/2/                  $          $        $           $   23,997    $0    $   23,997  $        61  $   0   $        61
  Class C/2/                  $          $        $           $    6,993    $0    $    6,993  $        19  $   0   $        19
  Administrator Class         $          $        $           $   36,285    $0    $   36,285  $    47,569  $   0   $    47,569
  Institutional Class         $          $        $           $    6,628    $0    $    6,628  $       960  $   0   $       960
  Investor Class              $          $        $           $  541,335    $0    $  541,335  $   754,203  $   0   $   754,203


------
/1/ Effective June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class.
/2/   Commenced operations on July 31, 2007.

/3/ Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A.


/4/   Commenced operations on March 31, 2008.


/5/ Effective June 20, 2008, Class D was renamed Investor Class and modified to assume the features and attributes of the Investor Class.


Distributor
-----------

     Wells Fargo Funds Distributor, LLC ("Funds Distributor"), an affiliate of Funds Management located at 525 Market Street, San Francisco, California 94105, serves as the distributor to the Funds.

     The Funds that offer Class B and Class C shares have adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for their Class B and Class C shares. The Plan was adopted by the Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of these Funds pay the Distributor, on a monthly basis, an annual fee of 0.75% of the average daily net assets attributable to each class as compensation for distribution-related services or as reimbursement for distribution-related expenses. Class B shares are closed to new investors and additional investments (except in connection with reinvestment of any distributions and permitted exchanges). The Distributor may use the fees payable under the Plan to make payments to selling or servicing agents for past sales and distribution efforts, as well as for the provision of ongoing services to shareholders.


     The actual fee payable to the Distributor by these Funds and classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the Financial Industry Regulatory Authority ("FINRA") under the Conduct Rules. The Distributor's distribution-related revenues from the Plan may be more or less than distribution-related expenses incurred during the period. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (I.E., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor, or their affiliates in connection with the sale of Fund shares. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.


                               DISTRIBUTION FEES


     For the fiscal year ended October 31, 2009, the Funds paid the Distributor the following fees for distribution-related services.



                                                                PRINTING,        COMPENSATION
                                                                MAILING &             TO             COMP.TO          OTHER
                               TOTAL        ADVERTISING        PROSPECTUS        UNDERWRITERS        BR/DLRS        (EXPLAIN)
 C&B MID CAP VALUE
  Class B                        $               $                  $                  $                $               $
  Class C                        $               $                  $                  $                $               $
 COMMON STOCK
  Class B                        $               $                  $                  $                $               $
  Class C                        $               $                  $                  $                $               $
 DISCOVERY
  Class C                        $               $                  $                  $                $               $
 ENTERPRISE
  Class C                        $               $                  $                  $                $               $
 MID CAP DISCIPLINED
  Class C                        $               $                  $                  $                $               $
 MID CAP GROWTH
  Class B                        $               $                  $                  $                $               $
  Class C                        $               $                  $                  $                $               $
 OPPORTUNITY
  Class C                        $               $                  $                  $                $               $
 SMALL CAP DISCIPLINED
  Class C                        $               $                  $                  $                $               $
 SMALL CAP GROWTH
  Class B                        $               $                  $                  $                $               $
  Class C                        $               $                  $                  $                $               $

                                                                PRINTING,        COMPENSATION
                                                                MAILING &             TO             COMP.TO          OTHER
                               TOTAL        ADVERTISING        PROSPECTUS        UNDERWRITERS        BR/DLRS        (EXPLAIN)
 SMALL CAP VALUE
  Class B                        $               $                  $                  $                $               $
  Class C                        $               $                  $                  $                $               $
 SMALL/MID CAP VALUE
  Class C                        $               $                  $                  $                $               $


------
* The Distributor entered into an arrangement whereby sales commissions payable to broker-dealers with respect to sales of Class B shares of the Funds are financed by an unaffiliated third party lender. Under this financing arrangement, the Distributor may assign certain amounts, including 12b-1 fees, that it is entitled to receive pursuant to the Plan to the third party lender, as reimbursement and consideration for these payments. Under the arrangement, compensation to broker/dealers is made by an unaffiliated third party lender from the amounts assigned.

     General. The Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of a Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of a Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Non-Interested Trustees.

     The Plan provides that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such Non-Interested Trustees.

     Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Funds' shares pursuant to selling agreements with the Distributor authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (I.E., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

Shareholder Servicing Agent
---------------------------

     The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing these services, a Shareholder Servicing Agent is entitled to an annual fee from the applicable Fund of up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Administrator Class, and Investor Class shares owned of record or beneficially by the customers of the Shareholder Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trustees and provide that a Fund shall not be obligated to make any payments under such plans or related agreements that exceed the maximum amounts payable under the Conduct Rules enforced by FINRA.

     General. The Shareholder Servicing Plan will continue in effect from year
     -------
to year if such continuance is approved by a majority vote of the Trustees and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Shareholder Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Shareholder Servicing Plan.


Custodian and Fund Accountant
-----------------------------

     State Street Bank and Trust Company ("State Street"), located at State Street Financial Center, One Lincoln Street Boston, Massachusetts 02111, acts as Custodian and fund accountant for the Funds. As Custodian, State Street, among other things, maintains a custody account or accounts in the name of each Fund, handles the receipt and delivery of securities, selects and monitors foreign sub custodians as the Fund's global custody manager, determines income and collects interest on each Fund's investments and maintains certain books and records. As fund accountant, State Street is responsible for calculating each Fund's daily net asset value per share and for maintaining its portfolio and general accounting records. For its services, State Street is entitled to receive certain transaction fees, asset-based fees and out-of-pocket costs.

Transfer and Distribution Disbursing Agent
------------------------------------------


     Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and distribution disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

Underwriting Commissions
------------------------

     The Distributor serves as the principal underwriter distributing securities of the Funds on a continuous basis.

     For the fiscal periods listed below, the aggregate amounts of underwriting commissions paid to and retained by the Distributor are as follows:


               YEAR ENDED                              YEAR ENDED                     YEAR ENDED
                10/31/09                                10/31/08                       10/31/07
                        AMOUNT RECEIVED                         AMOUNT RECEIVED
                         IN CONNECTION                           IN CONNECTION
                       WITH REDEMPTIONS                         WITH REDEMPTIONS
   PAID     RETAINED    AND REPURCHASES     PAID     RETAINED   AND REPURCHASES      PAID     RETAINED
 $              $              $          $99,077    $27,676        $77,825       $112,549       $0


Code of Ethics
--------------

     The Fund Complex, the Adviser, the Distributor and the Sub-Advisers each has adopted a code of ethics which contains policies on personal securities transactions by "access persons" as defined in each of the codes. These policies comply with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, as applicable. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. Such restrictions do not apply to purchases or sales of certain types of securities, including shares of open-end investment companies that are unaffiliated with the WELLS FARGO ADVANTAGE FUNDS family, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, the Adviser, the Distributor and the Sub-Advisers are on public file with, and are available from, the SEC.

                        DETERMINATION OF NET ASSET VALUE

     The NAV per share for each Fund is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of each Fund's shares.

     Each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. A Fund is required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we also use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security. With respect to any portion of a Fund's assets that are invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

     Money market instruments and debt instruments maturing in 60 days or less generally are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

     Fora Fund that invests directly in foreign securities, portfolio securities are generally valued on the basis of quotations from the primary market in which they are traded. However, if, in the judgment of the Board, a security's value has been materially affected by events occurring after the close of the exchange or the market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board believes accurately reflects fair value. A security's valuation may differ depending on the method used to determine its value.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds may be purchased on any day a Fund is open for business. Generally, each Fund is open for business each day the New York Stock Exchange is open for trading (a "Business Day"). The New York Stock Exchange is currently closed in observance of New Year's Day, Martin Luther King Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Purchase orders for a Fund received before such Fund's NAV calculation time, generally are processed at such time on that Business Day. Purchase orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the distribution, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation time described above.

     Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment, please contact the Distributor. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.


     Each Fund reserves the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Fund may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act. In addition, the Fund may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectuses.

                 THE DEALER REALLOWANCE FOR PURCHASES OF CLASS A SHARES IS AS
FOLLOWS:

                                FRONT-END SALES        FRONT-END SALES            DEALER
                                  CHARGE AS %            CHARGE AS %           REALLOWANCE
                                   OF PUBLIC            OF NET AMOUNT         AS % OF PUBLIC
AMOUNT OF PURCHASE               OFFERING PRICE            INVESTED           OFFERING PRICE
 Less than $50,000                    5.75%                  6.10%                 5.00%
 $50,000 to $99,999                   4.75%                  4.99%                 4.00%
 $100,000 to $249,999                 3.75%                  3.90%                 3.00%
 $250,000 to $499,999                 2.75%                  2.83%                 2.25%
 $500,000 to $999,999                 2.00%                  2.04%                 1.75%
 $1,000,000 and over/1/               0.00%                  0.00%                 1.00%

------
/1/ We will assess Class A purchases of $1,000,000 or more a contingent deferred sales charge ("CDSC") if they are redeemed within eighteen months from the date of purchase, unless the dealer of record waived its commission. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

     Purchases and Redemptions for Existing WELLS FARGO ADVANTAGE FUNDS Account
     --------------------------------------------------------------------------
Holders Via the Internet. All shareholders with an existing WELLS FARGO
------------------------
ADVANTAGE FUNDS account may purchase additional shares of funds or classes of funds within the Wells Fargo Advantage family of funds that they already own and redeem existing shares via the Internet. For purchases, such account holders must have a bank account linked to their WELLS FARGO ADVANTAGE FUNDS account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. Internet account access is available for institutional clients. Shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargo.com/ advantagefunds for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.

     Extraordinary Circumstances Affecting Redemptions. Under the extraordinary
     --------------------------------------------------
circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than seven days for each Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable or practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

     Purchases and Redemptions Through Brokers and/or Their Affiliates. A
     -----------------------------------------------------------------
broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

     Waiver of Minimum Initial Investment Amount for Investor Class Shares for
     -------------------------------------------------------------------------
Eligible Investors. An eligible investor (as defined below) may purchase
------------------
Investor Class shares of the WELLS FARGO ADVANTAGE FUNDS without meeting the minimum initial investment amount if the eligible investor participates in a $50 monthly automatic investment purchase plan. Eligible investors include:

  o Current and retired employees, directors/trustees and officers of: (i) WELLS FARGO ADVANTAGE FUNDS (including any predecessor funds) and (ii) Wells Fargo & Company and its affiliates; and

  o Family members, as defined in the prospectus, of any of the above.

     Reduced Sales Charges for Former C&B Portfolio Shareholders. Shareholders
     -----------------------------------------------------------
who purchased shares of the C&B Portfolios directly from the C&B Portfolios, and who became Wells Fargo Advantage Fund shareholders in the reorganization between the Advisors' Inner Circle Fund and the Trust effective July 26, 2004 will be permitted to purchase Class A shares of any Wells Fargo Advantage Fund and any unnamed shares of WealthBuilder Portfolios at NAV. Please see your account representative for details.

     Reduced Sales Charges for Former Montgomery Fund Shareholders. Former
     -------------------------------------------------------------
Montgomery Fund Class P and Class R shareholders who purchased their shares directly from the Montgomery Funds and became Wells Fargo Advantage Fund shareholders in the reorganization, may purchase Class A shares of any Wells Fargo Advantage Fund, and any unnamed shares of WealthBuilder Portfolios at NAV. Shareholders who did not purchase such shares directly may purchase additional shares in the respective acquiring Wells Fargo Advantage Fund at NAV.

     Reduced Sales Charges for Affiliated Funds. Any affiliated fund that
     ------------------------------------------
invests in a Wells Fargo Advantage Fund may purchase Class A shares of such fund at NAV.

     Reduced Sales Charges for Certain Holders of Class C Shares. No CDSC is
     -----------------------------------------------------------
imposed on redemptions of Class C shares where a fund did not pay a sales commission at the time of purchase.

     Investors Eligible to Acquire Class B Shares. Class B shares are closed to
     --------------------------------------------
new investors and additional investments from existing shareholders, except that existing shareholders of Class B shares may reinvest any distributions into Class B shares and exchange their Class B shares for Class B shares of other Wells Fargo Advantage Funds (as permitted by current exchange privilege rules). No new or subsequent investments, including through automatic investment plans, will be allowed in Class B shares of the Funds, except through a distribution reinvestment or permitted exchange.

     Investors Eligible to Purchase Closed Funds. The Small Cap Opportunities
     --------------------------------------------
Fund, the Small Cap Growth Fund, and the Small Cap Value Fund (the "Closed Funds") are closed to new investors. You may continue to purchase shares of the Closed Funds if:

  o You are an existing shareholder of the Closed Funds (either directly or through a financial intermediary) and you wish to:

     o add to your existing account through the purchase of additional shares of the Closed Funds, including the reinvestment of dividends and cash distributions from shares owned in the Closed Funds; or

     o open a new account that is registered in your name or has the same primary taxpayer identification or social security number (this includes accounts where you serve as custodian, such as UGMA/UTMA accounts). Please note: Selling agents who transact in the Closed Funds through an omnibus account are not permitted to purchase shares of the Closed Funds on behalf of clients that do not currently own shares of the Closed Funds.

  o You are the beneficiary of shares of the Closed Funds (I.E., through an IRA or transfer on death account) or are the recipient of shares of the Closed Funds through a transfer and wish to utilize the proceeds of such account to open up a new account in your name in the Closed Funds.

  o You are a participant in a qualified defined contribution plan, 403(b) plan or 457 plan that invests in the Closed Funds. Each such plan may open up new participant accounts within the Plan. In addition, rollovers from a plan can be used to open new accounts in the Closed Funds.

  o You sponsor a retirement plan or benefit plan that currently offers the Closed Fund as an investment option. The sponsor may offer the Closed Fund as an investment option in other retirement or benefit plans offered by the same company, its subsidiaries and affiliates.

  o You are a separately managed account client (either presently or within the last 60 days) of one of the Funds' sub-advisers in a similar style as that of the Closed Fund.

     Additional investments will not be accepted in the Closed Funds unless the investment falls within one of the above referenced categories. If you believe you are eligible to purchase shares of the Closed Funds, Funds Management may require you to provide appropriate proof of eligibility. Funds Management reserves the right to reject any purchase order into the Closed Funds if it believes that acceptance of such order would interfere with its ability to effectively manage the Closed Funds.

     Investors Eligible to Purchase the Small Cap Value Fund and the Small Cap
     -------------------------------------------------------------------------
Growth Fund:
------------

     THE SMALL CAP VALUE FUND IS CLOSED TO NEW INVESTORS. HOWEVER, THE FOLLOWING TYPES OF INVESTORS MAY QUALIFY TO PURCHASE THE FUND:

  o Certain institutional investors that meet the required minimum investment, employer-sponsored retirement or benefit plans (and their participants) for which Funds Management or the Funds' distributor, or an affiliate, has entered into an agreement to provide document of administrative services, and other retirement or benefit plans whose administrators or dealers have entered into an agreement with Funds Management of the Funds' distributor, or an affiliate, to perform services. Funds Management reserves the right to reject any purchase order into the Closed Fund if it believes that acceptance of such order would interfere with its ability to effectively manage the Closed Fund.

     THE SMALL CAP GROWTH FUND IS CLOSED TO NEW INVESTORS. HOWEVER, THE FOLLOWING TYPES OF INVESTORS MAY QUALIFY TO PURCHASE THE FUND:

  o Current investors in the Fund may continue to make subsequent purchases;

  o Investors who invest through existing fee-based investment products and/or existing mutual fund wrap programs (through a broker, dealer, financial planner, or consultant) that currently utilize the Fund in model portfolios may open new accounts within such existing models and products and thus invest in the Fund;


  o Registered investment advisers who currently utilize the Fund in model portfolios will be able to open new accounts and/
     or continue to invest in the Fund.


     Waiver of Minimum Initial Investment Amount for Institutional Class Shares
     --------------------------------------------------------------------------
for Eligible Investors. An eligible investor (as defined below) may purchase
-----------------------
Institutional Class shares of the WELLS FARGO ADVANTAGE FUNDS without meeting the minimum initial investment amount. Eligible investors include:

  o Clients of sub-advisers to those Funds which offer an Institutional Class who are clients of such sub-advisers at the time of their intended purchase of such Institutional Class shares;

  o Clients of Wells Capital Management who are clients of Wells Capital Management at the time of their intended purchase of Institutional Class shares; and

  o Clients of Wells Fargo Institutional Trust Services (ITS) who are clients of ITS at the time of their intended purchase of Institutional Class shares.

     Related shareholders or shareholder accounts may be aggregated in order to meet the minimum initial investment requirement for Institutional Class shares. The following are examples of relationships that may qualify for aggregation:

  o Related business entities, including;

     o Corporations and their subsidiaries;

     o General and limited partners; and

     o Other business entities under common ownership or control.

  o Shareholder accounts that share a common tax-id number.

  o Accounts over which the shareholder has individual or shared authority to buy or sell shares on behalf of the account (I.E., a trust account or a solely owned business account).

     All of the minimum initial investment waivers listed above may be modified or discontinued at any time.

     Waiver of Minimum Initial and Subsequent Investment Amounts for All Shares
     --------------------------------------------------------------------------
Classes for Special Operational Accounts. Shares of any and all share classes
----------------------------------------
of the Wells Fargo Advantage Funds may be acquired in special operational accounts (as defined below) without meeting the applicable minimum initial or subsequent investment amounts. Special operational accounts are designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions.

     Compensation to Dealers and Shareholder Servicing Agents. Set forth below
     ---------------------------------------------------------
is a list of the member firms of FINRA to which the Adviser, the Funds' Distributor or their affiliates made payments out of their revenues in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders in the year ending December 31, 2008 ("Additional Payments"). (Such payments are in addition to any amounts paid to such FINRA firms in the form of dealer reallowances or fees for shareholder servicing or distribution. The payments are discussed in further detail in the Prospectuses under the title "Compensation to Dealers and Shareholder Servicing Agents"). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2008, are not reflected:

     FINRA MEMBER FIRMS
     ------------------

  o 401(k) Investment Services, Inc.

  o ADP Broker-Dealer, Inc.

  o A.G. Edwards & Sons, Inc.

  o AIG Retirement Services Company

  o Ameriprise Financial Services, Inc.

  o Charles Schwab & Co., Inc.

  o Citigroup Global Markets, Inc.

  o CitiStreet Advisors LLC

  o DWS Investments Distributors, Inc.

  o Fidelity Brokerage Services LLC

  o Goldman, Sachs & Co.

  o GPC Securities, Inc.

  o GWFS Equities, Inc.

  o GunnAllen Financial, Inc.

  o H.D. Vest Financial Services

  o Hewitt Financial Services, LLC

  o J. P. Morgan Securities Inc.

  o LPL Financial Corp.

  o Mellon Financial Markets, LLC

  o Merrill Lynch, Pierce, Fenner & Smith, Inc.

  o Merriman Curhan Ford & Co. Inc.

  o Mid Atlantic Capital Corporation

  o Morgan Stanley DW Inc.

  o MSCS Financial Services, LLC

  o Nationwide Investment Services Corp.

  o Pershing LLC

  o Prudential Investment Management Services, LLC

  o Prudential Retirement Brokerage Services, Inc.

  o Raymond James & Associates, Inc.

  o RBC Dain Rauscher, Inc.

  o Robert W. Baird & Co.

  o Ross, Sinclaire & Associates, LLC

  o Security Distributors, Inc.

  o State Street Global Markets, LLC

  o TD Ameritrade Trust Company

  o UBS Financial Services, Inc.

  o VALIC Financial Advisors, Inc.

  o Wachovia Securities, LLC

  o Wells Fargo Investments

     In addition to member firms of FINRA, Additional Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list.

     Also not included on the list above are other subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds' Distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

                             PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of the Adviser, the Sub-Advisers are responsible for the Funds' portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Advisers to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While the Sub-Advisers generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of equity securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, affiliated broker-dealers. However, the Funds and Funds Management have adopted a policy pursuant to Rule 12b-1(h) under the 1940 Act that prohibits the Funds from directing portfolio brokerage to brokers who sell Fund shares as compensation for such selling efforts. In the over-the-counter market, securities are generally traded on a "net" basis with broker-dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the broker-dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.


     In placing orders for portfolio securities of the Fund, the Fund's Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the trade execution procedures of the Sub-Adviser to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

     The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer.

     The Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, a Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which a sub-adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

     Portfolio Turnover. The portfolio turnover rate is not a limiting factor
     ------------------
when a Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Fund's whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover may also result in adverse tax consequences to a Fund's shareholders.

     The table below shows the Fund's portfolio turnover rates for the two most recent fiscal years:


                                OCTOBER 31,        OCTOBER 31,
FUND                                2009              2008
C&B Mid Cap Value              %                        31%
Common Stock                   %                        81%
Discovery                      %                       153%
Enterprise                     %                       179%
Mid Cap Disciplined            %                       158%
Mid Cap Growth                 %                        86%
Opportunity                    %                        73%
Small Cap Disciplined          %                        77%
Small Cap Growth               %                        82%
Small Cap Opportunities        %                        72%
Small Cap Value                %                        27%
Small/Mid Cap Value            %                        43%

------
     Brokerage Commissions. For the three most recent fiscal years, the Funds
     ---------------------
listed below paid the following aggregate amounts of brokerage commissions on brokerage transactions:


                               TOTAL COMMISSIONS


                                 YEAR-ENDED         YEAR-ENDED          YEAR-ENDED
FUND                              10/31/09           10/31/08            10/31/07
 C&B Mid Cap Value                    $            $   766,987         $ 1,047,222
 Common Stock                         $            $ 1,495,064         $ 1,219,524
 Discovery                            $            $ 1,147,535         $   816,596
 Enterprise                           $            $842,844/1/         $   530,590
 Mid Cap Disciplined                  $            $ 2,169,955         $ 2,046,710
 Mid Cap Growth                       $            $   285,059         $   407,910
 Opportunity                          $            $ 2,289,934         $ 2,056,501
 Small Cap Disciplined                $            $470,531/2/         $   913,602
 Small Cap Growth                     $            $ 1,832,208         $ 1,404,637
 Small Cap Opportunities              $            $ 2,177,487         $ 1,546,175
 Small Cap Value                      $            $ 5,374,666         $10,179,961
 Small/Mid Cap Value                  $            $449,644/2/         $ 1,076,749


------
/1/ The increase in the total commission was due to increase in the turnover rate.
/2/ Due to market conditions, the Fund's assets decreased significantly, resulting in lower commissions for the fiscal year ended October 31, 2008.


     Directed Brokerage Commissions. For the fiscal year ended October 31,
     ------------------------------
2009, the Funds listed below directed brokerage transactions to a broker for research services provided, and paid the following commissions based on the stated total amount of transactions.



FUND                               COMMISSIONS PAID   TRANSACTIONS VALUE
       COOKE & BIELER
        C&B Mid Cap Value         $                  $
       SCHRODER
        Small Cap Opportunities Fu$                  $
       WELLS CAPITAL MANAGEMENT
        Common Stock              $                  $
        Discovery                 $                  $
        Enterprise                $                  $
        Mid Cap Disciplined       $                  $
        Mid Cap Growth            $                  $
        Opportunity               $                  $
        Small Cap Disciplined     $                  $
        Small Cap Growth          $                  $
        Small Cap Value           $                  $
        Small/Mid Cap Value       $                  $



     The Small Cap Opportunities Fund did not execute any transactions with affiliated brokers for the most recently completed fiscal year ended October 31, 2009.

     The Small Cap Opportunities Fund paid the following aggregate dollar amount of brokerage commissions to the following affiliated brokers for previous three fiscal periods, as indicated:


PERIOD                                 FUND                 BROKER        COMMISSIONS        RELATIONSHIP
 Year Ended 10/31/09         Small Cap Opportunities         None                 None               None
 Year Ended 10/31/08         Small Cap Opportunities         None                 None               None
 Year Ended 10/31/07         Small Cap Opportunities         None                 None               None



     Securities of Regular Broker-Dealers. The Funds are required to identify
     ------------------------------------
any securities of their "regular brokers or dealers" (as defined under the 1940
Act) or of their parents that the Funds may hold at the close of their most recent fiscal year. As of October 31, 2009, the following Funds held securities of their regular broker-dealers or of their parents as indicated in the amounts shown below:



FUND                            BROKER OR DEALER                        AMOUNT
 C&B Mid Cap Value Fund         Bank of America                           $
                                Barclays Capital                          $
                                Credit Suisse First Boston Corp.          $
                                Deutsche Bank                             $
                                Goldman Sachs                             $
                                Greenwich Capital                         $
                                JP Morgan Chase & Co.                     $
                                Morgan Stanley                            $
 Common Stock Fund              Bank of America                           $
                                Barclays Capital                          $
                                Credit Suisse First Boston Corp.          $
                                Deutsche Bank                             $
                                Goldman Sachs                             $
                                Greenwich Capital                         $
                                JP Morgan Chase & Co.                     $
                                Morgan Stanley                            $
 Discovery Fund                 Bank of America                           $
                                Barclays Capital                          $
                                Credit Suisse First Boston Corp.          $
                                Deutsche Bank                             $
                                Goldman Sachs                             $
                                Greenwich Capital                         $
                                JP Morgan Chase & Co.                     $
                                Morgan Stanley                            $
 Enterprise Fund                Bank of America                           $
                                Barclays Capital                          $
                                Credit Suisse First Boston Corp.          $
                                Deutsche Bank                             $
                                Goldman Sachs                             $
                                Greenwich Capital                         $
                                JP Morgan Chase & Co.                     $
                                Morgan Stanley                            $
 Mid Cap Disciplined Fund       Bank of America                           $
                                Barclays Capital                          $
                                Credit Suisse First Boston Corp.          $
                                Deutsche Bank                             $
                                Goldman Sachs                             $
                                Greenwich Capital                         $
                                JP Morgan Chase & Co.                     $
                                Morgan Stanley                            $

Mid Cap Growth Fund             Bank of America                           $
                                Barclays Capital                          $
                                Credit Suisse First Boston Corp.          $
                                Deutsche Bank                             $
                                Goldman Sachs                             $
                                Greenwich Capital                         $
                                JP Morgan Chase & Co.                     $
                                Morgan Stanley                            $
 Opportunity Fund               Bank of America                           $
                                Barclays Capital                          $
                                Credit Suisse First Boston Corp.          $
                                Deutsche Bank                             $
                                Goldman Sachs                             $
                                Greenwich Capital                         $
                                JP Morgan Chase & Co.                     $
                                Morgan Stanley                            $
 Small Cap Disciplined          Bank of America                           $
 Fund
                                Barclays Capital                          $
                                Credit Suisse First Boston Corp.          $
                                Deutsche Bank                             $
                                Goldman Sachs                             $
                                Greenwich Capital                         $
                                JP Morgan Chase & Co.                     $
                                Morgan Stanley                            $
 Small Cap Growth Fund          Bank of America                           $
                                Barclays Capital                          $
                                Credit Suisse First Boston Corp.          $
                                Deutsche Bank                             $
                                Goldman Sachs                             $
                                Greenwich Capital                         $
                                JP Morgan Chase & Co.                     $
                                Morgan Stanley                            $
 Small Cap Opportunities        Bank of America                           $
 Fund
                                Barclays Capital                          $
                                Credit Suisse First Boston Corp.          $
                                Deutsche Bank                             $
                                Goldman Sachs                             $
                                Greenwich Capital                         $
                                JP Morgan Chase & Co.                     $
                                Morgan Stanley                            $
 Small Cap Value Fund           NA                                        $
 Small/Mid Cap Value Fund       NA                                        $


                                 FUND EXPENSES

     From time to time, Funds Management may waive fees froma Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

     Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and distribution disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues (including membership dues in the Investment Company Institute allocable to a Fund); brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to a Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the series of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board deems equitable.

                              FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." Each Prospectus generally describes the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code of 1986, as amended (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.

     A shareholder's tax treatment may vary depending upon the shareholder's particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or IRAs), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

     The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in each Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult their own tax advisers and financial planners regarding the federal tax consequences of an investment in a Fund, the application of state, local or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.

     Qualification as a Regulated Investment Company. It is intended that each
     -----------------------------------------------
Fund qualify as a regulated investment company ("RIC") under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to RICs generally will apply separately to each Fund even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

     In order to qualify as a RIC under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future Treasury Regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund's principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC. However, 100% of the net income derived from an interest in a qualified publicly traded partnership will be treated as qualifying income.

     Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund's taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund's total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term "outstanding voting securities of such issuer" includes the equity securities of a qualified publicly traded partnership, and in the case of a Fund's investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

     In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income for the taxable year, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income earned for the taxable year, if any. If a Fund meets all of the RIC requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute, or be deemed to have distributed, a sufficient amount of its investment company taxable income (as described above) and net tax-exempt interest income, if any, in a timely manner to maintain its status as a RIC and eliminate fund-level federal income taxation of such distributed income. However, no assurance can be given that a Fund will not be subject to federal income tax.


     Moreover, the Funds may retain for investment all or a portion of its net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at corporate rates on the amount of net capital gain retained, but may designate the retained amount as undistributed capital gain in a notice to its shareholders, who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

     If, for any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund's current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable to shareholders as dividend income. To re-qualify to be taxed as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if a Fund which had previously qualified as a RIC were to fail to qualify as a RIC for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to tax on such built-in gain recognized for a period of ten years, in order to re-qualify as a RIC in a subsequent year.

     Equalization Accounting. Each Fund may use the so-called "equalization
     -----------------------
method" of accounting to allocate a portion of its "earnings and profits," which generally equals a Fund's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS has not expressly sanctioned the particular equalization method used by a Fund, and thus the Fund's use of this method may be subject to IRS scrutiny.

     Capital Loss Carry-Forwards. A Fund is permitted to carry forward a net
     ---------------------------
capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to fund-level federal income tax, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gains. The Funds cannot carry back or carry forward any net operating losses.


     As of October 31, 2009, the following Funds had capital loss carry-forwards approximating the amount indicated for federal income tax purposes, expiring in the year indicated:


                                          CAPITAL LOSS CARRY
FUND                       YEAR EXPIRES        FORWARDS
  C&B Mid Cap Value           2016           $ 85,280,093
  Common Stock                2016           $ 10,053,056
  Discovery                   2016           $ 21,827,443
  Enterprise                  2009           $121,695,782
                              2010           $ 64,764,000

                                          CAPITAL LOSS CARRY
FUND                       YEAR EXPIRES        FORWARDS
                              2016           $ 7,310,275
  Mid Cap Disciplined         2016           $35,952,326
  Mid Cap Growth              2009           $   139,021
                              2016           $ 3,293,594
  Opportunity                 2016           $22,830,648
  Small Cap Disciplined       2016           $15,661,688
  Small Cap Growth            2009           $ 9,893,484
                              2013           $ 6,714,729
  Small Cap Value             2010           $27,035,733
                              2011           $ 1,040,222
                              2016           $23,147,927
  Small/Mid Cap Value         2016           $ 1,722,615


     Ifa Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carry-forwards (if any), its unrealized losses (if any), and any such losses of other funds participating in the reorganization may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations in the past and/or may engage in reorganizations in the future.

     Excise Tax. If a Fund fails to distribute by December 31 of each calendar
     ----------
year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income, if any). Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and thus expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis by a Fund).

     Taxation of Investments. In general, realized gains or losses on the sale
     -----------------------
of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

     If a Fund purchases a debt obligation with original issue discount ("OID") (generally, a debt obligation with a purchase price less than its principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate discount obligations may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID income on debt obligations that is currently includible in income, even though the cash representing such income may not have been received by a Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by the Fund which a Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

     In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund holding such a security receives no interest payment in cash on the security during the year.

     If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

     If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise, or other disposition of an option may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.

     Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark-to-market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss (as described below). These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the "60%/40%" rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts and non-equity options.

     Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt obligations, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign currency loss exceeds a Fund's net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

     Offsetting positions held by a Fund involving certain derivative instruments, such as financial forward, futures, and options contracts, may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a "straddle" and at least one (but not all) of the Fund's positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a "mixed straddle." A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute qualified dividend income to fail to satisfy the applicable holding period requirements and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

     If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or
(iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the position and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

     The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code's constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

     In addition, a Fund's transactions in securities and certain types of derivatives (E.G., options, futures contracts, forward contracts, and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments to the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.

     Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares, and (iii) thereafter, as capital gain. If a Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income in order to qualify as a RIC.

     Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a 2006 IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Accordingly, while each Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a RIC might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in derivatives transactions.

     A Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.

     A Fund may invest directly or indirectly (e.g., through a REIT) in residual interests in real estate mortgage investment conduits ("REMICs") or in REITs or qualified REIT subsidiaries that are taxable mortgage pools ("REIT TMPs"). Under recent IRS guidance, a Fund must allocate "excess inclusion income" received directly or indirectly from REMIC residual interests or REIT TMPs to its shareholders in proportion to dividends paid to such shareholders, with the same consequences as if the shareholders had invested in the REMIC residual interests or REIT TMPs directly.

     In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes unrelated business taxable income ("UBTI") to Keogh, 401(k) and qualified pension plans, as well as IRAs and certain other tax exempt entities, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, does not qualify for any reduction, by treaty or otherwise, in the 30% federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal corporate income tax rate. To the extent permitted under the Investment Act of 1940, a Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in the Fund. The Funds have not yet determined whether such an election will be made.

     "Passive foreign investment companies" ("PFICs") are generally defined as foreign corporations with respect to which at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to federal income tax and interest charges on "excess distributions" received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.

     A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance that they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income.

     In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant non-cash income, such non-cash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

     Taxation of Distributions. Distributions paid out of a Fund's current and
     -------------------------
accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund's current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.


     For federal income tax purposes, distributions of investment income (except for exempt-interest dividends (defined below)) are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions properly designated by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income. Each Fund will designate capital gain dividends, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.



     Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

     Sales and Exchanges of Fund Shares. If a shareholder sells, pursuant to a
     ----------------------------------
cash or in-kind redemption, or exchanges the shareholder's Fund shares, subject to the discussion below, the shareholder generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and the shareholder's tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.

     If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different RIC, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previously incurred charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under the "wash sale" rules to the extent the shareholder purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

     If a shareholder receives, or is deemed to receive, a capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then Treasury Regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI.

     Federal Income Tax Rates. As of the date of this SAI, the maximum stated
     ------------------------
federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net long-term capital gain.

     Current federal income tax law also provides for a maximum individual federal income tax rate applicable to "qualified dividend income" equal to the highest net long-term capital gains rate, which generally is 15%. In general, "qualified dividend income" is income attributable to dividends received by a Fund in taxable years beginning on or before December 31, 2010, from certain domestic and foreign corporations, as long as certain holding period and other requirements are met by the Fund with respect to the dividend-paying corporation's stock and by the shareholders with respect to the Fund's shares. If 95% or more of a Fund's gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund's ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). In general, if less than 95% of a Fund's income is attributable to qualified dividend income, then only the portion of the Fund's distributions that is attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by a Fund from securities lending, repurchase, and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisers and financial planners.

     The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of federal income tax laws.


     Backup Withholding. A Fund is generally required to withhold and remit to
     ------------------
the U.S. Treasury, subject to certain exemptions (such as for certain corporate or foreign shareholders), an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if (i) the shareholder fails to furnish the Fund with a correct "taxpayer identification number" ("TIN"), (ii) the shareholder fails to certify under penalties of perjury that the TIN provided is correct, (iii) the shareholder fails to make certain other certifications, or (iv) the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is otherwise subject to backup withholding. These backup withholding rules may also apply to distributions that are properly designed as exempt interest dividends (defined below). Backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts withheld as a credit against the shareholder's federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010.


     Corporate Shareholders. Subject to limitation and other rules, a corporate
     ----------------------
shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisers and financial planners.

     A portion of the interest paid or accrued on certain high-yield discount obligations that the Fund owns may not be deductible to the issuer. If a portion of the interest paid or accrued on certain high-yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction if certain requirements are met. In such cases, if the issuer of the high-yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the dividend portion of such interest.

     Foreign Shareholders. For purposes of this discussion, "foreign
     --------------------
shareholders" include: (i) nonresident alien individuals, (ii) foreign trusts (I.E., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust),
(iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations. "Exempt foreign shareholders" are foreign shareholders from whom a Fund obtains a properly completed and signed certificate of foreign status.

     Generally, subject to certain exceptions described below, distributions made to foreign shareholders will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty, except in the case of excess inclusion income, which does not qualify for any treaty exemption or reduction), even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, for taxable years of a Fund beginning before January 1, 2010, distributions made to exempt foreign shareholders and properly designated by a Fund as "interest-related dividends" will be exempt from federal income tax withholding. Interest-related dividends are generally attributable to the Fund's net interest income earned on certain debt obligations and paid to foreign shareholders. In order to qualify as an interest-related dividend, the Fund must designate a distribution as such in a written notice mailed to its shareholders not later than 60 days after the close of the Fund's taxable year. Notwithstanding the foregoing, if any distribution described above is "effectively connected" with a U.S. trade or business (or, if an applicable income tax treaty so requires, is attributable to a permanent establishment) of the recipient foreign shareholder, neither federal income tax withholding nor the exemption for interest-related dividends will apply, the distribution will be subject to the tax, withholding, and reporting requirements generally applicable to U.S. shareholders and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation.


     In general, a foreign shareholder's capital gains realized on the disposition of Fund shares, and capital gain dividends, with respect to taxable years of a Fund beginning before January 1, 2010, "short-term capital gain dividends" (defined below) are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an applicable income tax treaty so requires, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the disposition of Fund shares or the receipt of capital gain dividends and certain other conditions are met; or (iii) the Fund shares on which the foreign shareholder realized gain constitute U.S. real property interests ("USRPIs," defined below) or, in certain cases, distributions are attributable to gain from the sale or exchange of a USRPI. If the requirements of clause (i) are met, the tax, withholding, and reporting requirements applicable to U.S. shareholders generally will apply to the foreign shareholder, and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation. If the requirements of clause (i) are not met but the requirements of clause (ii) are met, such gains and distributions will be subject to federal income tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). If the requirements of clause (iii) are met, the foreign shareholder may be subject to certain tax, withholding, and/or reporting requirements, depending in part on whether the foreign shareholder holds (or has held in the prior 12 months) more than a 5% interest in the Fund. "Short-term capital gain dividends" are distributions attributable to a Fund's net short-term capital gain in excess of its net long-term capital loss and designated as such by the Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.


     Subject to certain exceptions, a "USRPI" is generally defined as (i) an interest in real property located in the United States or the Virgin Islands, or (ii) any interest (other than solely as a creditor) in a domestic corporation that was a U.S. real property holding corporation (as defined in the Code) at any time during the shorter of the five-year period ending on the testing date or the period during which the interest was held.

     In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, a foreign shareholder must comply with applicable certification requirements relating to its foreign status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders should consult their tax advisers in this regard.

     In the case of shares held through an intermediary, even if a Fund makes a designation with respect to a payment, no assurance can be made that the intermediary will respect such a designation. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

     Even if permitted to do so, the Funds provide no assurance that they will designate any dividends as interest-related dividends or short-term capital gain dividends.

     Special tax rules apply to distributions that a qualified investment entity ("QIE") makes to foreign shareholders that are attributable to gain from the QIE's sale or exchange of a USRPI. Special tax rules also apply to the sale of shares in a U.S. real property holding corporation ("USRPHC"). However, the Funds do not expect such special tax rules to apply because the Funds do not expect to be QIEs or USRPHCs.

     Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

     As discussed above, distributions and redemption proceeds paid or credited to a foreign shareholder are generally exempt from backup withholding. However, a foreign shareholder may be required to establish that exemption by providing certification of foreign status on an appropriate IRS Form W-8.

     Tax-Deferred Plans. Shares of the Funds may be available for a variety of
     ------------------
tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

     Tax-Exempt Shareholders. Tax-exempt shareholders should contact their tax
     -----------------------
advisers and financial planners regarding the tax consequences to them of an investment in the Funds.

     Any investment in residual interests of a collateralized mortgage obligation that has elected to be treated as a REMIC can create complex tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.

     Special tax consequences apply to charitable remainder trusts ("CRTs") (as defined in Section 664 of the Code) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in REIT TMPs. CRTs are urged to consult their own tax advisers and financial planners concerning these special tax consequences.

     Tax Shelter Reporting Regulations. Under Treasury Regulations, if an
     ---------------------------------
individual shareholder recognizes a loss of $2 million or more or if a corporate shareholder recognizes a loss of $10 million or more, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.

                      PROXY VOTING POLICIES AND PROCEDURES

     The Trusts and Funds Management have adopted policies and procedures ("Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

     The responsibility for voting proxies relating to the Funds' portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While each Fund does not purchase securities to exercise control or to seek to effect corporate change through share ownership, it supports sound corporate governance practices within companies in which it invests and reflects that support through its proxy voting process.

     Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.


     The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently in the same matter when securities of an issuer are held by multiple Funds of the Trusts. However, proxies for securities held by the Social Sustainability Fund related to social and environmental proposals will be voted pursuant to RiskMetrics Group's ("RMG") then current SRI Proxy Voting Guidelines. Accordingly, the Social Sustainability Fund may vote its proxies related to social and environmental proposals differently than the other Funds.


     The Procedures set forth Funds Management's general position on various proposals, such as:

  o Routine Items - Funds Management will generally vote for uncontested
    -------------
    director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

  o Corporate Governance - Funds Management will generally vote for charter
    --------------------
    and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification or to comply with what management's counsel interprets as applicable law.

  o Anti-Takeover Matters - Funds Management generally will vote for proposals
    ---------------------
    that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.

  o Mergers/Acquisitions and Corporate Restructurings - Funds Management's
    -------------------------------------------------
    Proxy Committee will examine these items on a case-by-case basis.

  o Shareholder Rights - Funds Management will generally vote against
    ------------------
    proposals that may restrict shareholder rights.

     In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

     In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Fund's voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (i) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (ii) disclosing the conflict to the Board and obtaining their consent before voting; (iii) submitting the matter to the Board to exercise its authority to vote on such matter; (iv) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy; (v) consulting with outside legal counsel for guidance on resolution of the conflict of interest; (vi) erecting information barriers around the person or persons making voting decisions; (vii) voting in proportion to other shareholders; or (viii) voting in other ways that are consistent with each Fund's obligation to vote in the best interests of its shareholders. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

     While Funds Management uses its best efforts to vote proxies, in certain circumstances it may be impractical or impossible for Funds Management to vote proxies (E.G., limited value or unjustifiable costs). For example, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Due to these restrictions, Funds Management must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. As a result, Funds Management will generally not vote those proxies in the absence of an unusual, significant vote or compelling economic importance. Additionally, Funds Management may not be able to vote proxies for certain foreign securities if Funds Management does not receive the proxy statement in time to vote the proxies due to custodial processing delays.

     As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy). However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs the loss in lending revenue that would result from recalling the security (I.E., if there is a controversial upcoming merger or acquisition, or some other significant matter), the security will be recalled for voting.

     Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 may be obtained on the Funds' Web site at www.wellsfargo.com/advantagefunds or by accessing the SEC's Web site at www.sec.gov.

       POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

I. Scope of Policies and Procedures. The following policies and procedures (the
   ---------------------------------
"Procedures") govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust ("Funds Trust"), Wells Fargo Master Trust ("Master Trust") and Wells Fargo Variable Trust ("Variable Trust") (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the "Funds" or individually as the "Fund") now existing or hereafter created.

II. Disclosure Philosophy. The Funds have adopted these Procedures to ensure
    ----------------------
that the disclosure of a Fund's portfolio holdings is accomplished in a manner that is consistent with a Fund's fiduciary duty to its shareholders. For purposes of these Procedures, the term "portfolio holdings" means the stock, bond and derivative positions held by a non-money market Fund and does not include the cash investments held by the Fund. For money market funds, the term "portfolio holdings" includes cash investments, such as investments in repurchase agreements.

Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

III. Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and
     --------------------------------------
top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds' website until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

     A. Complete Holdings. The complete portfolio holdings for each Fund
        -----------------
(except for funds that operate as fund of funds) shall be made publicly available on the Funds' website (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. Money market Fund holdings shall be made publicly available on the Fund's website on a monthly, 7-day delayed basis.

     B. Top Ten Holdings. Top ten holdings information (excluding derivative
        ----------------
positions) for each Fund (except for funds that operate as fund of funds and money market funds) shall be made publicly available on the Funds' website on a monthly, seven-day or more delayed basis.

     C. Fund of Funds Structure.
        -----------------------
    1. The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds' website and included in fund fact sheets on a monthly, seven-day or more delayed basis.
    2. A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' website simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund, (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

IV. List of Approved Recipients. The following list describes the limited
    ----------------------------
circumstances in which a Fund's portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds' website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

     A. Sub-Advisers. Sub-advisers shall have full daily access to Fund
        ------------
holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities. A new Fund sub-adviser may periodically receive full portfolio holdings information for such Fund from the date of Board approval through the date upon which they take over day-to-day investment management activities. Such disclosure will be subject to confidential treatment.

     B. Money Market Portfolio Management Team. The money market portfolio
        --------------------------------------
management team at Wells Capital Management Incorporated ("Wells Capital Management") shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

     C. Funds Management/Wells Fargo Funds Distributor, LLC.
        ----------------------------------------------------
     1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/ or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PNC's Datapath system.
    2. Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.
    3. Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund's target allocations that result in a shift between or among its fixed-income and/or equity investments.

     D. External Servicing Agents. Appropriate personnel employed by entities
        --------------------------
that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds' accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of RMG and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both RMG and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

     E. Rating Agencies. Nationally Recognized Statistical Ratings
        ----------------
Organizations ("NRSROs") may receive full Fund holdings for rating purposes.

V. Additions to List of Approved Recipients. Any additions to the list of
   -----------------------------------------
approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

VI. Funds Management Commentaries. Funds Management may disclose any views,
    ------------------------------
opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund. The portfolio commentary and statistical information may be provided to members of the press, shareholders in the Funds, persons considering investment in the Funds or representatives of such shareholders or potential shareholders. The content and nature of the information provided to each of these persons may differ.

Certain of the information described above will be included in quarterly fund commentaries and will contain information that includes, among other things, top contributors/detractors from fund performance and significant portfolio changes during the calendar quarter. This information will be posted contemporaneously with their distribution on the Funds' website.

No person shall receive any of the information described above if, in the sole judgment of Funds Management, the information could be used in a manner that would be harmful to the Funds.

VII. Board Approval. The Board shall review and reapprove these Procedures,
     ---------------
including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and make any changes that they deem appropriate.


                                 CAPITAL STOCK


     The Funds are twelve series of the Trust in the Wells Fargo Advantage family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

     Most of the Trust's series are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a CDSC, that are offered to retail investors. Certain of the Trust's series also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a series represents an equal, proportionate interest in the series with all other shares. Shareholders bear their pro rata portion of a series' operating expenses, except for certain class-specific expenses (E.G., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other series or classes of shares offered.

     With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory agreement, since it affects only one Fund, is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

     As used in the Prospectus(es) and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of shares of a Fund means the vote of the lesser of (i) 67% of the shares of the class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

     Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.


     Set forth below as of February 4, 2010, is the name, address and share ownership of each person with record ownership of 5% or more of a class of a Fund and each person known by the Trust to have beneficial ownership of 25% or more of the voting securities of the Fund as a whole. Except as identified below, no person with record ownership of 5% or more of a class of a Fund is known by the Trust to have beneficial ownership of such shares.

                      5% OWNERSHIP AS OF FEBRUARY 4, 2010



FUND                        NAME AND ADDRESS                       PERCENTAGE
----------------------      --------------------------------      -----------
C&B MID CAP VALUE
 Fund Level                 CHARLES SCHWAB & CO INC                 %/2/
                            REINVEST ACCOUNT
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA94104-4151
 Class A                    AMERICAN ENTERPRISE INVESTMENT          %
                            SERVICES FBO
                            PO BOX 9446
                            MINNEAPOLIS MN 55440-9446
                            COUNSEL TRUST CO FBO                    %
                            336 FOURTH AVE 5TH FLOOR
                            THE TIMES BUILDING
                            PITTSBURGH PA 15222-2004
 Class B                    AMERICAN ENTERPRISE INVESTMENT          %
                            SERVICES FBO
                            PO BOX 9446
                            MINNEAPOLIS MN 55440-9446
 Class C                    AMERICAN ENTERPRISE INVESTMENT          %
                            SERVICES FBO
                            PO BOX 9446
                            MINNEAPOLIS MN 55440-9446
 Administrator Class        WELLS FARGO BANK NA FBO                 %
                            OMNIBUS ACCOUNT - CASH/CASH
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533

FUND                        NAME AND ADDRESS                           PERCENTAGE
----------------------      ------------------------------------      -----------
                            PATTERSON & CO                            %
                            FBO NECA-IBEW LOCAL UNION 35
                            PENSION FUND
                            NC-1151
                            1525 WEST WT HARRIS BLVD
                            CHARLOTTE NC 28288-0001
                            NATIONAL CITY BANK TTEE                   %
                            LEXINGTON THEOLOGICAL SEMINARY COLL
                            TRUST MUTUAL FUNDS
                            PO BOX 94984
                            CLEVELAND OH 44101-4984
                            THE NIGHTINGALE BAMFORD SCHOOL            %
                            PRIME BUCHHOLZ & ASSOC NBS
                            20 E 92ND ST
                            NEW YORK NY 10128-0660
                            SEI PRIVATE TRUST CO                      %
                            C/O MELLON BANK ID 225
                            FBO
                            ONE FREEDOM VALLEY DR
                            OAKS PA 19456
                            NFS LLC FEBO                              %
                            US BANK NATIONAL ASSOCIATION
                            1555 N RIVERCENTER DR STE 302
                            MILWAUKEE WI 53212-3958
 Institutional Class        MERCER TRUST COMPANY TTEE FBO             %
                            RIO TINTO AMERICA INC
                            SAVINGS PLAN
                            1 INVESTORS WAY MSC N-1-E
                            NORWOOD MA 02062-1599
                            COLORADO COUNTY OFFICIALS &               %
                            EMPLOYEE RETIREMENT ASSN TRUSTEE
                            FBO CCOERA 401A AND 457 PLAN
                            C/O GREAT WEST
                            8515 E ORCHARD RD 2T2
                            GREENWOOD VILLAGE CO 80111-5002
                            NFS LLC FEBO                              %
                            US BANK NATIONAL ASSOCIATION
                            1555 N RIVERCENTER DR STE 302
                            MILWAUKEE WI 53212-3958
                            NFS LLC FEBO                              %
                            FIIOC AS AGENT FOR
                            QUALIFIED EMPLOYEE BENEFIT
                            PLANS (401K) FINOPS-IC FUNDS
                            100 MAGELLAN WAY KW1C
                            COVINGTON KY 41015-1987
 Investor Class             CHARLES SCHWAB & CO INC                   %
                            REINVEST ACCOUNT
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
                            NATIONAL FINANCIAL SERV LLC               %
                            EXCLUSIVE BENEFIT OF OUR CUST
                            ATTN: MUTUAL FUNDS DEPT 5TH FL
                            200 LIBERTY ST
                            ONE WORLD FINANCIAL CENTER
                            NEW YORK NY 10281-1003

FUND                        NAME AND ADDRESS                           PERCENTAGE
----------------------      ------------------------------------      -----------
                            STATE STREET BANK & TRUST CO CUST         %
                            CITISTREET CORE MARKET
                            1 HERITAGE DR
                            QUINCY MA 02171-2105
COMMON STOCK
 Class A                    WELLS FARGO FUNDS MANAGEMENT LLC          %
                            EXCLUSIVE BENEFIT OF ITS CUSTOMERS
                            WELLS FARGO ADVISOR PROGRAM
                            100 HERITAGE RESERVE
                            MENOMONEE FLS WI 53051-4400
                            CHARLES SCHWAB & CO INC                   %
                            SPECIAL CUSTODY ACCOUNT
                            FOR EXCLUSIVE BENEFIT OF CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
                            NATIONWIDE TRUST COMPANY FSB              %
                            C/O IPO PORTFOLIO ACCOUNTING
                            PO BOX 182029
                            COLUMBUS OH 43218-2029
                            NATIONWIDE INSURANCE COMPANY              %
                            FBO QPVA
                            C/O IPO PORTFOLIO ACCOUNTING
                            PO BOX 182029
                            COLUMBUS OH 43218-2029
 Class B                    AMERICAN ENTERPRISE INVESTMENT            %
                            SERVICES FBO
                            PO BOX 9446
                            MINNEAPOLIS MN 55440-9446
 Class C                    AMERICAN ENTERPRISE INVESTMENT            %
                            SERVICES FBO
                            PO BOX 9446
                            MINNEAPOLIS MN 55440-9446
                            MERRILL LYNCH PIERCE FENNER &             %
                            SMITH INC
                            MERRILL LYNCH FIN DATA SERVICES
                            ATTN: SERVICE TEAM
                            4800 DEER LAKE DR E FL 3
                            JACKSONVILLE FL 32246-6484
 Investor Class             CHARLES SCHWAB & CO INC                   %
                            SPECIAL CUSTODY ACCT
                            FBO EXCLUSIVE BENEFIT OF CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
DISCOVERY
 Class A                    CHARLES SCHWAB & CO INC                   %
                            SPECIAL CUSTODY ACCT FBO CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151

FUND                        NAME AND ADDRESS                           PERCENTAGE
----------------------      ------------------------------------      -----------
                            RAYMOND JAMES & ASSOC INC                 %
                            FBO THOMAS J PENCE
                            8002 N PENNSYLVANIA ST
                            INDIANAPOLIS IN 46240-2563
 Class C                    MLPF&S FOR THE SOLE BENEFIT               %
                            OF ITS CUSTOMERS
                            ATTN: MUTUAL FUND ADMINISTRATION
                            4800 DEER LAKE DR E FL 3
                            JACKSONVILLE FL 32246-6484
                            CITIGROUP GLOBAL MARKETS INC              %
                            333 WEST 34TH STREET - 3RD FLOOR
                            NEW YORK NY 10001-2402
 Administrator Class        WELLS FARGO BANK NA FBO                   %
                            OMNIBUS REINVEST/REINVEST
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA FBO                   %
                            REINVEST/REINVEST
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            MARIL & CO FBO 98                         %
                            C/O MARSHALL & ILSLEY TRUST CO N A
                            11270 WEST PARK PLACE SUITE 400
                            PPW-08-WM
                            MILWAUKEE WI 53224-3638
                            CHARLES SCHWAB & CO INC                   %
                            SPECIAL CUSTODY ACCOUNT
                            EXCLUSIVELY FBO THE CUSTOMERS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
                            MITRA & CO FBO 98                         %
                            C/O M&I TRUST CO NA
                            ATTN: MF
                            11270 W PARK PL STE 400 # PPW-08-WM
                            MILWAUKEE WI 53224-3638
                            NFS LLC FEBO                              %
                            MARSHALL & ILSLEY TRUST CO NA
                            FBO BANK 98 DLY RCRDKPG
                            ATTN: MUTUAL FUNDS
                            11270 W PARK PL
                            STE 400
                            MILWAUKEE WI 53224-3638
 Institutional Class        WENDEL & CO                               %
                            C/O THE BANK OF NEW YORK MELLON
                            MUTUAL FUNDS REORG DEPARTMENT
                            PO BOX 1066 WALL ST STATION
                            NEW YORK NE 10268-1066
                            UNION BANK TR NOMENEE                     %
                            FBO AMERICAN PRESIDENT LINES
                            DEFINED BENEFIT PLAN COMMINGLED FDS
                            PO BOX 85484
                            SAN DIEGO CA 92186-5484

FUND                        NAME AND ADDRESS                           PERCENTAGE
----------------------      ------------------------------------      -----------
                            WENDEL & CO                               %
                            C/O THE BANK OF NEW YORK MELLON
                            MUTUAL FUNDS REORG DEPARTMENT
                            PO BOX 1066 WALL ST STATION
                            NEW YORK NE 10268-1066
                            NFS LLC FEBO                              %
                            FIIOC AS AGENT FOR
                            QUALIFIED EMPLOYEE BENEFIT
                            PLANS 401K FINOPS-IC FUNDS
                            100 MAGELLAN WAY KW1C
                            COVINGTON KY 41015-1987
                            STATE STREET BANK & TRUST CO CUST         %
                            CITISTREET CORE MARKET
                            1 HERITAGE DR
                            QUINCY MA 02171-2105
                            NFS LLC FEBO                              %
                            THE PRIVATE BANK AND TRUST CO
                            70 W MADISON ST STE 200
                            CHICAGO IL 60602-4218
                            WELLS FARGO BANK NA FBO                   %
                            TREADWELL NORA ECCLES CHARITABLE T
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            USB FINANCIAL SERVICES INC FBO            %
                            COMERICA BANK & TRUST NA
                            TTEE FOR THE MOHEGAN TRIBE OF
                            411 LAFAYETTE BOULEVARD
                            MC3462
                            DETROIT MI 48226-3120
 Investor Class             CHARLES SCHWAB & CO INC                   %
                            SPECIAL CUSTODY ACCOUNT
                            FOR EXCLUSIVE BENEFIT OF CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
ENTERPRISE
 Fund Level                 PATTERSON & CO                            %
                            OMNIBUS CASH/CASH ACCOUNT
                            1525 WEST W T HARRIS BLVD
                            CHARLOTTE NC 28288-0001
 Class A                    CHARLES SCHWAB & CO INC                   %
                            SPECIAL CUSTODY ACCOUNT
                            FOR EXCLUSIVE BENEFIT OF CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
                            AMERICAN ENTERPRISE INVESTMENT            %
                            SERVICES FBO
                            PO BOX 9446
                            MINNEAPOLIS MN 55440-9446

FUND                        NAME AND ADDRESS                           PERCENTAGE
----------------------      -------------------------------------     -----------
 Class C                    FIRST CLEARING LLC                        %
                            THOMPSON GRANDCHILDREN IRREVTR
                            DAVID & JOHN &
                            TTEE UA DTD 05/12/98
                            8111 WESTFIELD BLVD
                            FIRST CLEARING LLC                        %
                            BETTY M STRAHLA
                            7805 W 86TH ST
                            INDIANAPOLIS IN 46278-1151
                            FIRST CLEARING LLC                        %
                            ARTHUR L BURNS & FRANCES C
                            BURNS REV TRUST ARTHUR L
                            2987 PLANTATION RD
                            WINTER HAVEN FL 33884-1235
                            CITIGROUP GLOBAL MARKETS INC              %
                            333 WEST 34TH STREET - 3RD FLOOR
                            NEW YORK NY 10001-2402
 Administrator Class        WELLS FARGO BANK WEST TTEE FBO            %
                            VARIOUS FASCORE LLC RECORD KEPT PLA
                            8515 E ORCHARD RD 2T2
                            GREENWOOD VILLAGE CO 80111-5002
                            WELLS FARGO BANK NA FBO                   %
                            REINVEST/REINVEST
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
 Institutional Class        PATTERSON & CO                            %
                            OMNIBUS CASH/CASH ACCOUNT
                            1525 WEST W T HARRIS BLVD
                            CHARLOTTE NC 28288-0001
                            PATTERSON & CO                            %
                            OMNIBUS CASH/REIN
                            1525 WEST W T HARRIS BLVD
                            CHARLOTTE NC 28288-0001
                            PRUDENTIAL INVESTMENT MGMNT SERVICE       %
                            FBO MUTUAL FUND CLIENTS
                            ATTN: PRUCHOICE UNIT
                            MAIL STOP 194-201
                            194 WOOD AVENUE SOUTH
                            ISELIN NJ 08830-2710
 Investor Class             CHARLES SCHWAB & CO INC                   %
                            SPECIAL CUSTODY ACCOUNT
                            FOR EXCLUSIVE BENEFIT OF CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
MID CAP DISCIPLINED
 Class A                    CHARLES SCHWAB & CO INC                   %
                            SPECIAL CUSTODY ACCT FBO CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151

FUND                        NAME AND ADDRESS                           PERCENTAGE
----------------------      ------------------------------------      -----------
 Class C                    AMERICAN ENTERPRISE INVESTMENT            %
                            SERVICES FBO
                            PO BOX 9446
                            MINNEAPOLIS MN 55440-9446
                            RAYMOND JAMES & ASSOC INC                 %
                            FBO THOMAS L SEXTON
                            1221 S DUNN ST
                            BLOOMINGTON IN 47401-5931
                            NFS LLC FEBO                              %
                            VALERA O MCADOO REV TRUST
                            VALERA O MCADOO
                            1101 S 14TH AVE W
                            NEWTON IA 50208-5235
                            PERSHING LLC                              %
                            PO BOX 2052
                            JERSEY CITY NJ 07303-2052
                            WELLS FARGO INVESTMENTS LLC               %
                            625 MARQUETTE AVE S 13TH FLOOR
                            MINNEAPOLIS MN 55402-2323
                            RAYMOND JAMES & ASSOC INC                 %
                            FBO DEBRA K MCDANIEL &
                            TERRY P MCDANIEL JT/WROS
                            1030 BURKE SHILOH RD
                            SPENCER IN 47460-5835
                            RAYMOND JAMES & ASSOC INC                 %
                            FBO JOHN C RONCO &
                            MARY ANN T RONCO JT/WROS
                            4206 S OCEAN BLVD
                            HIGHLAND BEACH FL 33487-4253
 Administrator Class        WELLS FARGO FUNDS MANAGEMENT LLC          %
                            EXCLUSIVE BENEFIT OF ITS CUSTOMERS
                            WELLS FARGO ADVISOR PROGRAM
                            100 HERITAGE RESERVE
                            MENOMONEE FLS WI 53051-4400
                            MASSACHUSETTS MUTUAL INSURANCE CO         %
                            1295 STATE ST # C255
                            SPRINGFIELD MA 01111-0001
                            WELLS FARGO BANK WEST TTEE FBO            %
                            VAROUS FASCORE LLC RECORD KEPT PLA
                            8515 E ORCHARD RD 2T2
                            GREENWOOD VLG CO 80111-5002
                            NEW YORK LIFE TRUST COMPANY               %
                            169 LACKAWANNA AVE FL 2
                            PARSIPPANY NJ 07054-1007
                            NFS LLC FEBO                              %
                            STATE STREET BANK TRUST CO
                            TTEE VARIOUS RETIREMENT PLANS
                            4 MANHATTANVILLE RD
                            PURCHASE NY 10577-2139
 Institutional Class        WELLS FARGO BANK NA FBO                   %
                            EDVEST AGGRESSIVE PORTFOLIO (WISC)
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533

FUND                        NAME AND ADDRESS                           PERCENTAGE
----------------------      ------------------------------------      -----------
                            WELLS FARGO BANK NA FBO                   %
                            OTTER TAIL CORP RETIREMENT PLAN
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA FBO                   %
                            TOMORROW'S SCHOLAR 90% EQUITY PORTF
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA FBO                   %
                            TOMORROW'S SCHOLAR 75% EQUITY PORTF
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA FBO                   %
                            EDVEST MODERATE PORTFOLIO (WISC)
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA FBO                   %
                            TOMORROW'S SCHOLAR 50% EQUITY PORTF
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA FBO                   %
                            TOMORROW'S SCHOLAR 60% EQUITY PORTF
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
 Investor Class             CHARLES SCHWAB & CO INC                   %
                            SPECIAL CUSTODY ACCOUNT
                            FOR EXCLUSIVE BENEFIT OF CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
                            MASSACHUSETTS MUTUAL INSURANCE CO         %
                            1295 STATE ST #C255
                            SPRINGFIELD MA 01111-0001
MID CAP GROWTH
 Class A                    CHARLES SCHWAB & CO INC                   %
                            SPECIAL CUSTODY ACCOUNT
                            EXCLUSIVELY FBO THE CUSTOMERS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
                            NATIONWIDE INSURANCE COMPANY              %
                            FBO QPVA
                            C/O IPO PORTFOLIO ACCOUNTING
                            PO BOX 182029
                            COLUMBUS OH 43218-2029
 Class B                    AMERICAN ENTERPRISE INVESTMENT            %
                            SERVICES FBO
                            PO BOX 9446
                            MINNEAPOLIS MN 55440-9446
 Class C                    AMERICAN ENTERPRISE INVESTMENT            %
                            SERVICES FBO
                            PO BOX 9446
                            MINNEAPOLIS MN 55440-9446

FUND                        NAME AND ADDRESS                           PERCENTAGE
----------------------      ------------------------------------      -----------
                            MLPF&S FOR THE SOLE BENEFIT               %
                            OF ITS CUSTOMERS
                            ATTN: MUTUAL FUND ADMINISTRATION
                            4800 DEER LAKE DRIVE EAST 3RD FLOOR
                            JACKSONVILLE FL 32246-6484
                            WELLS FARGO INVESTMENTS LLC               %
                            608 SECOND AVENUE SOUTH 8TH FL
                            MINNEAPOLIS MN 55402-1927
 Administrator Class        WELLS FARGO FUNDS MANAGEMENT LLC          %
                            EXCLUSIVE BENEFIT OF ITS CUSTOMERS
                            WELLS FARGO ADVISOR PROGRAM
                            100 HERITAGE RESERVE
                            MENOMONEE FLS WI 53051-4400
 Institutional Class        WELLS FARGO FUNDS SEEDING ACCOUNT         %
                            MAC #A0103-091
                            525 MARKET ST 9TH FLOOR
                            SAN FRANCISCO CA 94015-2779
 Investor Class             CHARLES SCHWAB & CO INC                   %
                            SPECIAL CUSTODY ACCOUNT
                            FOR EXCLUSIVE BENEFIT OF CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
                            ING                                       %
                            GROUP TRUST
                            TRUSTEE: RELIANCE TRUST COMPANY
                            400 ATRIUM DRIVE
                            SOMERSET NJ 08873-4162
OPPORTUNITY
 Class A                    CHARLES SCHWAB & CO INC                   %
                            SPECIAL CUSTODY ACCOUNT
                            FOR EXCLUSIVE BENEFIT OF CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
                            MCB TRUST SERVICES TTEE                   %
                            FBO WESTERN STATES ENVELOPE CO 401K
                            700 17TH ST STE 300
                            DENVER CO 80202-3531
                            AMERICAN ENTERPRISE INVESTMENT            %
                            SERVICES FBO
                            PO BOX 9446
                            MINNEAPOLIS MN 55440-9446
 Class C                    WELLS FARGO FUNDS SEEDING ACCOUNT         %
                            MAC #A0103-091
                            525 MARKET STREET 9TH FLOOR
                            SAN FRANCISCO CA 94105-2779
                            WELLS FARGO INVESTMENTS LLC               %
                            625 MARQUETTE AVE S 13TH FLOOR
                            MINNEAPOLIS MN 55402-2323

FUND                        NAME AND ADDRESS                           PERCENTAGE
----------------------      ------------------------------------      -----------
 Administrator Class        WELLS FARGO BANK NA FBO                   %
                            EDVEST AGGRESSIVE PORTFOLIO (WISC)
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA FBO                   %
                            REINVEST/REINVEST
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA FBO                   %
                            TOMORROW'S SCHOLAR 90% EQUITY PORTF
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA FBO                   %
                            TOMORROW'S SCHOLAR 75% EQUITY PORTF
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA FBO                   %
                            EDVEST MODERATE PORTFOLIO (WISC)
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            NFS LLC FEBO                              %
                            FIIOC AS AGENT FOR
                            QUALIFIED EMPLOYEE BENEFIT
                            PLANS (401K) FINOPS-IC FUNDS
                            100 MAGELLAN WAY KW1C
                            COVINGTON KY 41015-1987
                            WELLS FARGO BANK NA FBO                   %
                            TOMORROW'S SCHOLAR 50% EQUITY PORTF
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA FBO                   %
                            TOMORROW'S SCHOLAR 60% EQUITY PORTF
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA FBO                   %
                            EDVEST BALANCED PORTFOLIO (WISC)
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
 Investor Class             CHARLES SCHWAB & CO INC                   %
                            SPECIAL CUSTODY ACCOUNT
                            FOR EXCLUSIVE BENEFIT OF CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
SMALL CAP DISCIPLINED
 Class A                    WELLS FARGO INVESTMENTS LLC               %
                            625 MARQUETTE AVE S 13TH FLOOR
                            MINNEAPOLIS MN 55402-2323
                            FIRST CLEARING LLC                        %
                            CONSTANCE J CRONIN ROTH IRA
                            FCC AS CUSTODIAN
                            48 BIRCH DR
                            HANOVER MA 02339-2502

FUND                        NAME AND ADDRESS                           PERCENTAGE
----------------------      ------------------------------------      -----------
                            WELLS FARGO INVESTMENTS LLC               %
                            625 MARQUETTE AVE S 13TH FLOOR
                            MINNEAPOLIS MN 55402-2323
                            WELLS FARGO INVESTMENTS LLC               %
                            608 SECOND AVENUE SOUTH 8TH FL
                            MINNEAPOLIS MN 55402-1927
                            FIRST CLEARING LLC                        %
                            MELODY A WALSH LIVING TRUST
                            MELODY WALSH & DAVID WALSH
                            18 DELANO WAY
                            S DARTMOUTH MA 02748-2104
                            AMERICAN ENTERPRISE INVESTMENT            %
                            SERVICES FBO
                            PO BOX 9446
                            MINNEAPOLIS MN 55440-9446
                            WELLS FARGO FUNDS SEEDING ACCOUNT         %
                            MAC #A0103-091
                            525 MARKET STREET 9TH FLOOR
                            SAN FRANCISCO CA 94015-2779
                            WELLS FARGO INVESTMENTS LLC               %
                            420 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-1207
 Class C                    RAYMOND JAMES & ASSOC INC                 %
                            FBO THOMAS L SEXTON
                            1221 S DUNN ST
                            BLOOMINGTON IN 47401-5931
                            AMERICAN ENTERPRISE INVESTMENT            %
                            SERVICES FBO
                            PO BOX 9446
                            MINNEAPOLIS MN 55440-9446
                            RAYMOND JAMES & ASSOC INC                 %
                            FBO DEBRA K MCDANIEL &
                            TERRY P MCDANIEL JT/WROS
                            1030 BURKE SHILOH RD
                            SPENCER IN 47460 -5835
                            WELLS FARGO FUNDS SEEDING ACCOUNT         %
                            MAC #A0103-091
                            525 MARKET ST 9TH FLOOR
                            SAN FRANCISCO CA 94105-2779
 Administrator              TAYNIK & CO                               %
                            C/O INVESTORS BANK & TRUST CO
                            ATTN: MUTUAL FUND PROCESSING
                            200 CLARENDON ST FPG 90
                            BOSTON MA 02116-5021
                            MASSACHUSETTS MUTUAL INSURANCE CO         %
                            1295 STATE ST #C255
                            SPRINGFIELD MA 01111-0001
                            WELLS FARGO BANK NA FBO                   %
                            OMNIBUS REINVEST/REINVEST
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533

FUND                        NAME AND ADDRESS                           PERCENTAGE
----------------------      -------------------------------------     -----------
                            WELLS FARGO FUNDS MANAGEMENT LLC          %
                            EXCLUSIVE BENEFIT OF ITS CUSTOMERS
                            WELLS FARGO ADVISOR PROGRAM
                            100 HERITAGE RESERVE
                            MENOMONEE FLS WI 53051-4400
                            MITRA & CO                                %
                            C/O MARSHALL & IISLEY TRUST CO NA
                            11270 W PARK PL STE 400
                            MILWAUKEE WI 53224-3638
                            WELLS FARGO BANK NA FBO                   %
                            REINVEST/REINVEST
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
 Institutional Class        MINNESOTA LIFE                            %
                            400 ROBERT ST N A6 4105
                            SAINT PAUL MN 55101
                            NFS LLC FEBO                              %
                            MARSHALL & ILSLEY TRUST CO NA
                            FBO BANK 98 DLY RCRDKPG
                            ATTN: MUTUAL FUNDS
                            11270 W PARK PL
                            STE 400
                            MILWAUKEE WI 53224-3638
 Investor Class             CHARLES SCHWAB & CO INC                   %
                            SPECIAL CUSTODY ACCOUNT
                            FOR EXCLUSIVE BENEFIT OF CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
SMALL CAP GROWTH
 Class A                    MERRILL LYNCH PIERCE FENNER & SMITH       %
                            MERRILL LYNCH FINANCIAL DATA SVCS
                            ATTN: SERVICE TEAM 97LJ4
                            4800 DEER LAKE DR EAST FL 2
                            JACKSONVILLE FL 32246-6484
                            CHARLES SCHWAB & CO INC                   %
                            SPECIAL CUSTODY ACCOUNT
                            EXCLUSIVELY FBO THE CUSTOMERS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
 Class B                    AMERICAN ENTERPRISE INVESTMENT            %
                            SERVICES FBO
                            PO BOX 9446
                            MINNEAPOLIS MN 55440-9446
 Class C                    MLPF&S FOR THE SOLE BENEFIT               %
                            OF ITS CUSTOMERS
                            ATTN: MUTUAL FUND ADMINISTRATION
                            4800 DEER LAKE DRIVE EAST 3RD FLOOR
                            JACKSONVILLE FL 32246-6484

FUND                        NAME AND ADDRESS                           PERCENTAGE
----------------------      ------------------------------------      -----------
 Administrator Class        PRUDENTIAL INVESTMENT MGMT SERV             %
                            FBO MUTUAL FUND CLIENTS
                            100 MULBERRY ST
                            3 GATEWAY CENTER FL 11
                            MAIL STOP NJ 05-11-20
                            NEWARK NJ 07102-4000
                            WELLS FARGO BANK NA FBO                     %
                            REINVEST/REINVEST
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            CHARLES SCHWAB & CO INC                     %
                            SPECIAL CUSTODY ACCOUNT
                            EXCLUSIVELY FBO THE CUSTOMERS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
                            WELLS FARGO BANK WEST TTEE FBO              %
                            VARIOUS FASCORE LLC RECORD KEPT PLA
                            8515 E ORCHARD RD 2T2
                            GREENWOOD VILLAGE CO 80111-5002
 Institutional Class        DWS TRUST CO TTEE                           %
                            DEUTSHE BANK MATCHED SAVINGS PLAN
                            PO BOX 1757
                            SALEM NH 03079-1143
                            WELLS FARGO BANK NA FBO                     %
                            WEALTHBUILDER TACTICAL EQUITY
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            CHARLES SCHWAB & CO INC                     %
                            SPECIAL CUSTODY ACCOUNT
                            EXCLUSIVE FBO THE CUSTOMERS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
                            STATE STREET BANK AND TRUST                 %
                            SUN MICROSYSTEMS INC TAX DEFERRED
                            105 ROSEMONT RD
                            WESTWOOD MA 02090-2318
                            WELLS FARGO BANK NA FBO                     %
                            WEALTHBUILDER GROWTH BALANCED
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
 Investor Class             NONE                                          NONE
SMALL CAP OPPORTUNITIES
 Fund Level                 STATE STREET BANK & TRUST CO                %
                            FOR BAE SYSTEMS 401K SAVINGS PLAN
                            105 ROSEMONT RD
                            WESTWOOD MA 02090-2318
                            WELLS FARGO BANK NA FBO                     %/1/
                            REINVEST/REINVEST
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533

FUND                        NAME AND ADDRESS                           PERCENTAGE
----------------------      ------------------------------------      -----------
 Administrator Class        WELLS FARGO BANK NA FBO                   %
                            REINVEST/REINVEST
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            STATE STREET BANK & TRUST CO TTEE         %
                            FOR BAE SYSTEMS 401K SAVINGS PLAN
                            105 ROSEMONT RD
                            WESTWOOD MA 02090-2318
                            WELLS FARGO BANK NA FBO                   %
                            SMALL CAP OPPORTUNITIES FUND I
                            C/O MUTUAL FUND PROCESSING
                            PO BOX 1533
                            MINNEAPOLIS MN 55485-0001
                            NFS LLC FEBO                              %
                            FIIOC AS AGENT FOR
                            QUALIFIED EMPLOYEE BENEFIT
                            PLANS (401K) FINOPS-IC FUNDS
                            100 MAGELLAN WAY KW1C
                            COVINGTON KY 41015-1987
SMALL CAP VALUE
 Class A                    CHARLES SCHWAB & CO INC                   %
                            SPECIAL CUSTODY ACCOUNT
                            FOR EXCLUSIVE BENEFIT OF CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
                            NFS LLC FEBO                              %
                            TRANSAMERICA LIFE INSURANCE
                            1150 S OLIVE ST STE 2700
                            LOS ANGELES CA 90015-2211
                            NATIONWIDE TRUST COMPANY FSB              %
                            C/O IPO PORTFOLIO ACCOUNTING
                            PO BOX 182029
                            COLUMBUS OH 43218-2029
 Class B                    AMERICAN ENTERPRISE INVESTMENT            %
                            SERVICES FBO
                            PO BOX 9446
                            MINNEAPOLIS MN 55440-9446
 Class C                    AMERICAN ENTERPRISE INVESTMENT            %
                            SERVICES FBO
                            PO BOX 9446
                            MINNEAPOLIS MN 55440-9446
                            MERRILL LYNCH PIERCE FENNER &             %
                            SMITH INC
                            MERRILL LYNCH FIN DATA SERVICES
                            ATTN: SERVICE TEAM
                            4800 DEER LAKE DR E FL 3
                            JACKSONVILLE FL 32246-6484
 Institutional Class        JP MORGAN CHASE BANK AS TTEE              %
                            FBO CISCO SYSTEMS INC 401K PLAN
                            C/O JP MORGAN RPS 5500 TEAM
                            9300 WARD PARKWAY
                            KANSAS CITY MO 64114-3317

FUND                        NAME AND ADDRESS                           PERCENTAGE
----------------------      ------------------------------------      -----------
                            NFS LLC FEBO                              %
                            FIIOC AS AGENT FOR
                            QUALIFIED EMPLOYEE BENEFIT
                            PLANS 401K FINOPS-IC FUNDS
                            100 MAGELLAN WAY KW1C
                            COVINGTON KY 41015-1987
 Investor Class             NFS LLC FEBO                              %
                            FIIOC AS AGENT FOR
                            QUALIFIED EMPLOYEE BENEFIT
                            PLANS (401K) FINOPS-IC FUNDS
                            100 MAGELLAN WAY KW1C
                            COVINGTON KY 41015-1987
                            WELLS FARGO BANK NA FBO                   %
                            RPS STRONG SMALL CAP VALUE #069
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            BANK OF NEW YORK TRUTEE                   %
                            NEW YORK STATE DEFERRED COMP
                            1 WALL ST FL 12
                            NEW YORK NE 10286-0001
                            CHARLES SCHWAB & CO INC                   %
                            SPECIAL CUSTODY ACCOUNT
                            FOR EXCLUSIVE BENEFIT OF CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
                            PRIAC AS TTEE/CUST                        %
                            FOR VARIOUS RETIREMENT PLANS
                            801 PENNSYLVANIA AVE
                            KANSAS CITY MO 64105-1307
SMALL/MID CAP VALUE
 Class A                    CHARLES SCHWAB & CO INC                   %
                            SPECIAL CUSTODY ACCT FBO CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
 Class C                    MLPF&S FOR THE SOLE BENEFIT               %
                            OF ITS CUSTOMERS
                            ATTN: MUTUAL FUND ADMINISTRATION
                            4800 DEER LAKE DR E FL 3
                            JACKSONVILLE FL 32246-6484
                            AMERICAN ENTERPRISE INVESTMENT            %
                            SERVICES FBO
                            PO BOX 9446
                            MINNEAPOLIS MN 55440-9446
 Administrator Class        WELLS FARGO BANK NA FBO                   %
                            OMNIBUS REINVEST/REINVEST
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            MASSACHUSETTS MUTUAL INSURANCE CO         %
                            1295 STATE ST #C255
                            SPRINGFIELD MA 01111-0001

FUND                        NAME AND ADDRESS                           PERCENTAGE
----------------------      ------------------------------------      -----------
                            MITRA & CO                                %
                            FBO 98
                            C/O M&I TRUST COMPANY NA
                            ATTN: MF
                            11270 WEST PARK PLACE STE 400
                            MILWAUKEE WI 53224-3638
                            WELLS FARGO BANK NA FBO                   %
                            OMNIBUS CASH/CASH
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
 Institutional Class        MITRA & CO FBO 98                         %
                            C/O M&I TRUST CO
                            11270 W PARK PL STE 400
                            PPW-04-WM
                            MILWAUKEE WI 53224-3638
                            WELLS FARGO BANK NA FBO                   %
                            TREADWELL NORA ECCLES CHARITABLE T
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA FBO                   %
                            BEAR RIVER MUTUAL - INT'L EQUITY
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA FBO                   %
                            NEWSPAPER AGENCY - MID CAP D
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA FBO                   %
                            COMMUNITY FIRST FOUNDATION
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA FBO                   %
                            BENNING ENDOWMENT FUND
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            NFS LLC FEBO                              %
                            WESBANCO
                            1 BANK PLZ
                            WHEELING WV 26003-3543
 Investor Class             CHARLES SCHWAB & CO INC                   %
                            SPECIAL CUSTODY ACCOUNT
                            FOR EXCLUSIVE BENEFIT OF CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151



------

/1/ Wells Fargo Bank, NA, is a California corporation and a subsidiary of Wells Fargo & Company.
/2/ Charles Schwab & Co Inc. is a Delaware corporation and a subsidiary of The Charles Schwab Corporation.

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a person identified in the foregoing table is identified as the beneficial owner of more than 25% of a Fund, or is identified as the record owner of more than 25% of a Fund and has voting and/or investment powers, it may be presumed to control such Fund. A controlling person's vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

                               OTHER INFORMATION

     The Trust's Registration Statement, including the Prospectus(es) and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the SEC, located at 100 "F" Street NE, in Washington, D.C., 20549-0102. Statements contained in the Prospectus(es) or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus(es) are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     KPMG LLP has been selected as the independent registered public accounting firm for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is 1601 Market Street, Philadelphia, PA 19103.

                             FINANCIAL INFORMATION


     The audited financial statements for the Funds for the fiscal year ended October 31, 2009, are hereby incorporated by reference to the Funds' Annual Reports.

                                    APPENDIX

     The ratings of Standard & Poor's ("S&P"), Moody's Investors Services ("Moody's"), Fitch Investor Services ("Fitch"), represent their opinion as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

     The following is a description of the ratings given by S&P, Fitch, and Moody's to corporate and municipal bonds and corporate and municipal commercial paper and variable rate demand obligations.

CORPORATE BONDS
---------------

     S&P
     ---

        S&P rates the long-term debt obligations issued by various entities in categories ranging from "AAA" to "D," according to quality, as described below. The first four ratings denote investment-grade securities. Plus (+) or minus(-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

        AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

        AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

        A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

        BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

        BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

        B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

        CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

        CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

        C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

        D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

     MOODY'S
     -------

     Moody's rates the long-term debt obligations issued by various entities in categories ranging from "Aaa" to "C," according to quality, as described below. The first four denote investment-grade securities.

        Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

        A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

        C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

     FITCH
     -----

     National Long-Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

     AAA(xxx) - 'AAA' national ratings denote the highest rating assigned in its national rating scale for that country. This rating is assigned to the "best" credit risk relative to all other issuers or issues in the same country and will normally be assigned to all financial commitments issued or guaranteed by the sovereign state.

     AA(xxx) - 'AA' national ratings denote a very strong credit risk relative to other issuers or issues in the same country. The credit risk inherent in these financial commitments differs only slightly from the country's highest rated issuers or issues.

     A(xxx) - 'A' national ratings denote a strong credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

     BBB(xxx) - 'BBB' national ratings denote an adequate credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment.

     BB(xxx) - 'BB' national ratings denote a fairly weak credit risk relative to other issuers or issues in the same country. Within the context of the country, payment of these financial commitments is uncertain to dome degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

     B(xxx) - 'B' national ratings denote a significantly weak credit risk relative to other issuers or issues in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payment is contingent upon a sustained, favorable business and economic environment.

     CCC(xxx), CC(xxx), C(xxx) - These categories of national ratings denote an extremely weak credit risk relative to other issuers or issues in the same country. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

     DDD(xxx), DD(xxx), D(xxx) - These categories of national ratings are assigned to entities or financial commitments which are currently in default.

     SHORT-TERM ISSUE CREDIT RATINGS (INCLUDING COMMERCIAL PAPER)
     ------------------------------------------------------------

        S&P:
        ----

        A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

        A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

        A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

        D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

        MOODY'S:
        --------

        Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

        Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

        Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of short-term deposit obligations.

        Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

     FITCH
     -----

     National Long-Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

     F1(xxx) - Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the"best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong , a "+" is added to the assigned rating.

     F2(xxx) - Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

     F3(xxx) - Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

     B(xxx) - Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

     C(xxx) - Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D(xxx) - Indicates actual or imminent payment default.

     Note to National Short-Term ratings: In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, our National Short-Term Ratings definitions for F1+(xxx), F1(xxx), F2(xxx) and F3(xxx) may be substituted by those regulatory scales, E.G. A1+, A1, A2 and A3.

Variable Rate Demand Obligations
--------------------------------

     S&P:

        SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

        SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

        SP-3 - Speculative capacity to pay principal and interest.

     MOODY'S:

        VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

        VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

        VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

        SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

                      STATEMENT OF ADDITIONAL INFORMATION


                                 March 1, 2010


                            WELLS FARGO FUNDS TRUST
                           Telephone: 1-800-222-8222

           WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND
               WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND

                  CLASS A, CLASS B, CLASS C AND INVESTOR CLASS

     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about two series of the Trust in the Wells Fargo Advantage family of funds - the above referenced Funds (each, a "Fund" and collectively, the "Funds"). The Specialized Financial Services Fund is considered diversified and the Specialized Technology Fund is considered non-diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Funds offer certain classes of shares as indicated in the chart below. This SAI relates to all such classes of shares. Class B shares of the Specialized Financial Services Fund and Specialized Technology Fund are closed to new investors and additional investments from existing shareholders, except in connection with reinvestment of any distributions and permitted exchanges of Class B shares for Class B shares of other WELLS FARGO ADVANTAGE FUNDS, subject to the limitations described in each Fund's prospectus.


                                                 CLASSES            INVESTOR
FUND TICKERS                                     A, B, C             CLASS
 Specialized Financial Services Fund        Class A - SIFEX
                                            Class B - SIFBX
                                            Class C - SIFCX
 Specialized Technology Fund                Class A - WFSTX          WFTZX
                                            Class B - WFTBX
                                            Class C - WFTCX



     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectuses (the "Prospectuses") dated March 1, 2010. The audited financial statements for the Funds, which include the portfolios of investments and report of the independent registered public accounting firm for the fiscal year ended October 31, 2009, are hereby incorporated by reference to the Funds' Annual Report. The Prospectuses and Annual Report may be obtained free of charge by visiting our Web site at www.wellsfargo.com/advantagefunds, calling 1-800-222-8222 or writing to WELLS FARGO ADVANTAGE FUNDS (Reg. TM), P.O. Box 8266, Boston, MA 02266-8266.
SPEC/FASAI06 (03/10)

                              TABLE OF CONTENTS


                                                                      PAGE
                                                                      -----
HISTORICAL FUND INFORMATION                                              2
 Fundamental Investment Policies                                         2
 Non-Fundamental Investment Policies                                     3
PERMITTED INVESTMENT ACTIVITIES AND CERTAIN ASSOCIATED RISKS             4
MANAGEMENT                                                              16
 Trustees and Officers                                                  16
 Investment Adviser                                                     20
 Investment Sub-Advisers                                                21
 Portfolio Managers                                                     21
 Administrator                                                          26
 Distributor                                                            27
 Shareholder Servicing Agent                                            28
 Custodian and Fund Accountant                                          28
 Transfer and Distribution Disbursing Agent                             28
 Underwriting Commissions                                               29
 Code of Ethics                                                         29
DETERMINATION OF NET ASSET VALUE                                        29
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                          30
PORTFOLIO TRANSACTIONS                                                  33
FUND EXPENSES                                                           35
FEDERAL INCOME TAXES                                                    35
PROXY VOTING POLICIES AND PROCEDURES                                    43
POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS       44
CAPITAL STOCK                                                           46
OTHER INFORMATION                                                       48
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                           48
FINANCIAL INFORMATION                                                   48
APPENDIX                                                               A-1

                          HISTORICAL FUND INFORMATION

     On August 29, 2001, the Board of Trustees of the SIFE Trust Fund approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of the SIFE Trust Fund into the Trust's Wells Fargo Advantage Specialized Financial Services Fund. The reorganization was effective at the close of business on February 22, 2002.

     The Specialized Financial Services Fund described in this SAI was created as part of the reorganization of the SIFE Trust Fund, advised by SIFE, into the WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND. The reorganization between the SIFE Trust Fund and the Specialized Financial Services Fund followed the acquisition of SIFE by a subsidiary of Wells Fargo & Company.

     The chart below indicates the predecessor SIFE Trust Fund that is the accounting survivor of the Wells Fargo Advantage Fund.

WELLS FARGO ADVANTAGE FUND                                  PREDECESSOR FUND
----------------------------------------------------------- -----------------
Wells Fargo Advantage Specialized Financial Services Fund   SIFE Trust Fund

     The Specialized Financial Services Fund (formerly named the SIFE Specialized Financial Services Fund) commenced operations on February 25, 2002 as the successor to the SIFE Trust Fund, a Delaware statutory trust. The SIFE Trust Fund was organized on February 28, 1997 as the successor-in-interest to the SIFE Trust Fund, a California trust, which was organized on September 26, 1960. The Fund, through its predecessor entities, has offered its shares to the public on a continuous basis since July 2, 1962. The predecessor fund offered Class A-I, Class A-II, Class B and Class C shares. The performance history and financial highlights shown for periods prior to February 25, 2002, are the performance history and financial highlights of the predecessor fund. The Class A-I shares are considered the accounting survivor for the Class A shares. The Specialized Financial Services Fund changed its name from the SIFE Specialized Financial Services Fund to the Specialized Financial Services Fund effective April 11, 2005.

     The Specialized Technology Fund Fund commenced operations on September 18, 2000.

Fundamental Investment Policies
-------------------------------

     Each Fund has adopted the following fundamental investment policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of each Fund.

     THE FUNDS MAY NOT:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, (iii) municipal securities, (iv) repurchase agreements, or (v) limit the Specialized Technology Fund's investment in securities of the technology sector, which can be a single industry or group of industries such as the computer, software, communications equipment and services, semiconductor, health care, biotechnology, or defense and aerospace industries, or (vi) limit the Specialized Financial Services Fund's investment in securities of companies that the adviser considers to be in the "financial services" sector, which includes commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate related companies, leasing companies and consumer and industrial finance companies;

     (2) except for the Specialized Technology Fund, purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

     (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

     (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

     (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

Non-Fundamental Investment Policies
-----------------------------------

     Each Fund has adopted the following non-fundamental policies; that is, they may be changed by the Trustees at any time without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

     (2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may invest in futures or options contracts consistent with its investment policies and the 1940 Act, including the rules, regulations and interpretations of the Securities and Exchange Commission (the "SEC") thereunder or any exemptive orders obtained thereunder, and consistent with investment in futures or options contracts that would allow the Fund to claim an exclusion from being a "commodity pool operator" as defined by the Commodity Exchange Act.

     (4) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (5) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

     (6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (7) Each Fund, except the Specialized Technology Fund, may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (8) Each Fund that is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

     Shareholders will receive at least 60 days notice of any change to a Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type:
"Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

General
-------

     Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

         PERMITTED INVESTMENT ACTIVITIES AND CERTAIN ASSOCIATED RISKS

     Set forth below are descriptions of permitted investment activities for the Funds and certain of their associated risks. The activities are organized into various categories. To the extent that an activity overlaps two or more categories, the activity is referenced only once in this section. The Funds are subject to the limitations as described in this section and elsewhere in this SAI and/or the Prospectus(es). Not all of the Funds participate in all of the investment activities described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets. Unless otherwise noted or required by applicable law, the percentage limitations and qualitative investment policies included in this SAI or the Prospectus apply at the time of purchase of a security. To the extent a security type is described in this SAI that is not referenced in its Prospectus(es), a Fund under normal circumstances will not invest more than 15% of its assets in the security type unless otherwise specified.

     The Prospectus(es) identify and summarize the types of securities and assets in which the Funds may invest as part of their principal investment strategies, and the principal risks associated with such investments. This SAI identifies and summarizes other types of securities and assets in which the Funds may invest, each of which is subject to the same kinds of risks as are described in the Prospectus(es). Certain additional risks associated with each type of investment are identified and described below.

DEBT SECURITIES
---------------

Bank Obligations
-----------------

     Bank obligations include certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund that invests only in debt obligations of domestic issuers. Such risks include possible future political, regulatory or economic developments, the possible imposition of foreign withholding and other taxes (at potentially confiscatory levels) on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different regulatory, accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

Commercial Paper
----------------

     Commercial paper (including variable amount master demand notes, see "Floating and Variable Rate Obligations" below), refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The Funds may only purchase commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) of issuers that are rated in one of the two highest rating categories by a Nationally Recognized Statistical

Ratings Organization ("NRSRO"), except that the Funds may purchase unrated commercial paper if, in the opinion of the adviser, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds.

     Commercial paper is also subject to the risks generally associated with debt securities discussed elsewhere in this SAI and the Prospectus(es).

Convertible Securities
----------------------

     Investing in convertible securities that have a strong earnings and credit record may provide current income. A Fund may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same issuer. Convertible securities, while usually subordinate to similar nonconvertible securities, are senior to common stocks in an issuer's capital structure. Convertible securities offer flexibility by providing the investor with a steady income stream (which generally yield a lower amount than similar nonconvertible securities and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer's common stock through the conversion feature. Fluctuations in the convertible security's price can reflect changes in the market value of the common stock or changes in market interest rates.

Custodial Receipts for Treasury Securities
------------------------------------------

     These securities are typically represented by participations in trusts that hold U.S. Treasury securities, such as Treasury Investors Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"), or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.


Letters of Credit
-----------------

     Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which a Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings banks and insurance companies which, in the opinion of the adviser, are of comparable quality to issuers of other permitted investments of the Fund, may be used for letter of credit-backed investments.


Loan Participations
-------------------

     A loan participation gives a Fund an undivided proportionate interest in a loan or instrument originated by a bank or other institution. Loan participations may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Loan participations, however, typically do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a loan participation. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the loan participation.

Money Market Instruments
------------------------


     Investments in the following types of high-quality money market instruments are permitted: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at date of purchase "Prime-1" by Moody's or "A-1" by S&P, or, if unrated, of comparable quality as determined by the adviser; and (iv) repurchase agreements. A Fund also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; and
(ii) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.


Synthetic Convertible Securities
--------------------------------

     "Synthetic" convertible securities, are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

U.S. Government Obligations
---------------------------


     U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies or U.S. Government-sponsored entities. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securities issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. The Government National Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government agencies or government-sponsored entities (I.E. not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.


     In addition to the securities discussed above, a Fund may also purchase debt guaranteed by the Federal Deposit Insurance Corporation (FDIC), an independent agency of the U.S. Government, through the FDIC's Temporary Liquidity Guarantee Program (TLGP). Under the TLGP, the FDIC guarantees newly issued senior unsecured debt issued on or before June 30, 2009 by FDIC-insured depository institutions, U.S. bank holding companies and financial holding companies and certain U.S. savings and loan holding companies (FDIC-backed debt). The expiration date of the FDIC's guarantee is the earlier of the maturity date of the FDIC-backed debt or June 30, 2012. FDIC-backed debt is backed by the full faith and credit of the U.S. Government, but is still subject to interest rate and market risk.

DERIVATIVES
-----------

Derivative Securities
---------------------

     Derivative securities are securities that derive their value, at least in part, from the price of another security or asset, or the level of an index, such as the S&P 500 Index, or a rate, such as the London Interbank Offered Rate ("LIBOR"), including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Futures contracts and options are also considered types of derivative securities, and are described more fully under the heading "Futures and Options Contracts" below. Other common types of derivatives include forward foreign currency exchange contracts, forward contracts on securities and securities indices, linked securities and structured products, collateralized mortgage obligations, stripped securities, warrants, swap agreements, and swaptions.

     An investment is often made in derivative securities as a "hedge" against fluctuations in the market value of the other securities in a Fund's portfolio due to currency exchange rate fluctuations or other factors in the securities markets, although a Fund may also invest in certain derivative securities for investment purposes only. Other reasons why a Fund may use derivative securities include protecting its unrealized gains reflected in the value of its portfolio of securities, facilitating the sale of such securities for investment purposes, reducing transaction costs, and/or managing the effective maturity or duration of its portfolio.

     While derivative securities are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative securities and the other investments in a Fund's portfolio does not follow the adviser's expectations. If the adviser's expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of a Fund's investments, but the Fund may also lose money on the derivative security itself. In addition, some derivative securities represent relatively recent innovations in the bond markets. The trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these derivative securities will perform under different economic interest-rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of securities and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or a Fund could be forced to sell a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the adviser will, consistent with a Fund's investment objective, policies, restrictions and quality standards, consider making investments in such new types of derivative securities.

     Additional risks of derivative securities include, but are not limited to: the risk of disruption of a Fund's ability to trade in derivative securities because of regulatory compliance problems or regulatory changes; credit risk of counterparties to derivative contracts, and market risk (I.E., exposure to adverse price changes).

     The adviser uses a variety of internal risk management procedures to ensure that derivatives are closely monitored and that their use is consistent with a particular Fund's investment objective, policies, restrictions and quality standards, and does not expose such Fund to undue risk.

     A Fund's use of derivatives also is subject to broadly applicable investment policies. For example, a Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. A Fund also may not use certain derivatives without establishing adequate "cover" in compliance with the SEC rules limiting the use of leverage.

     Derivatives, both equity and credit, include options, futures and options on futures, which may be used to hedge a Fund's portfolio, increase returns or maintain exposure to a market without buying individual securities. These investments may pose risks in addition to those associated with investing directly in securities or other investments. Such risks may include illiquidity of the derivative and imperfect correlation of the derivative with underlying investments for which it is being substituted or the Fund's other portfolio holdings. Accordingly, there is the risk that such practices may fail to serve their intended purposes, and may reduce returns or increase volatility. These practices also entail transactional expenses.

     Additionally, the use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. A Fund's use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain.


     The success of management's derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund's potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies, there is the risk that a Fund may not be able to find a suitable counterparty for the derivative transaction, and therefore may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount and accelerate the timing of taxes payable by shareholders.


Futures and Options Contracts
-----------------------------

     IN GENERAL. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date, while an option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts, however, are subject to market risk (I.E., exposure to adverse price changes).


     Initially, when purchasing or selling futures contracts, a Fund will be required to deposit with the Fund's custodian in the broker's name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded, and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.


     Although a Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting aFund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin.

     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer (I.E., seller) of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by both the writer and the holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account in the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily, and that change would be reflected in the net asset value ("NAV") of the Fund.

     A Fund may trade futures contracts and options on futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate cash or high-quality money-market instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

     Pursuant to a notice of eligibility claiming exclusion from the definition of Commodity Pool Operator filed with the National Futures Association on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a "commodity pool operator" under the Commodity Exchange Act ("CEA"), and, accordingly, they are not subject to registration or regulation as such under the CEA.

     A Fund may engage in futures contracts sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, a Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities they hold.


     Another risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in such portfolio (the portfolio securities will not be identical to the debt instruments underlying the futures contracts).


     OPTIONS TRADING. Options on individual securities or options on indices of securities may be purchased or sold. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

     A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

     The Specialized Financial Services Fund will write call options only if they are "covered." The Specialized Technology Fund will write call options that are "covered" or "uncovered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount are held in a segregated account by such Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds an offsetting call on the same instrument or index as the call written. A Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.

     A Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the adviser is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had if it had not written the option. If a Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

EQUITY SECURITIES
-----------------

     The following equity securities may be purchased by a Fund to the extent such purchase is consistent with the Fund's investment objective and strategies.

Smaller Company Securities
--------------------------

     Investments in smaller capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

     Securities owned by a Fund that are traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by a Fund of a portfolio security, to meet redemption requests by other investors or otherwise, may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time.

     Investments in smaller, less seasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which a Fund may purchase when they are offered to the public for the first time) may have a limited trading market that can adversely affect their sale by a Fund and can result in such securities being priced lower than otherwise might be the case. If other institutional investors were to engage in trading this type of security, a Fund may be forced to dispose of its holdings in this type of security at prices lower than might otherwise be obtained in the absence of institutional trading in such security.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS
---------------------------------------------

Foreign Obligations and Securities
-----------------------------------

Emerging Market Securities
--------------------------

     The Funds consider countries with emerging markets to include the following: (i) countries included in the MSCI Emerging Markets Index; and (ii) countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World
Bank). Additionally, the Funds consider the following countries to have emerging markets: Argentina, Brazil, Chile, China, the Czech Republic, Colombia, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Peru, Russia, Singapore, South Africa, Thailand, Taiwan, Turkey, and Venezuela. The Funds consider emerging market securities to be securities: (i) issued by companies with their principal place of business or principal office in an emerging market country; or (ii) issued by companies for which the principal securities trading market is an emerging market country. The adviser may invest in those emerging markets that have a relatively low gross national product per capita, compared to the world's major economies, and which exhibit potential for rapid economic growth. The adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.

     Equity securities of emerging market issuers may include common stock, preferred stocks (including convertible preferred stocks) and warrants, bonds, notes and debentures convertible into common or preferred stock, equity interests in foreign investment funds or trusts and real estate investment trust ("REIT") securities. The Funds may invest in American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and International Depositary Receipts ("IDRs") of such issuers.

     There are special risks involved in investing in emerging-market countries. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid. Most are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries may still have obsolete financial systems, economic problems or archaic legal systems. The currencies of certain emerging market countries, and therefore the value of securities denominated in such currencies, may be more volatile than currencies of developed countries. In addition, many of these nations are experiencing political and social uncertainties.

     Furthermore, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. Amounts realized on foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Applicable tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would otherwise be subject.

     The Funds consider equity securities of foreign issuers (or foreign securities) to be equity securities: (1) issued by companies with their principal place of business or principal office in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. Foreign company stocks may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment by a Fund in any single country, especially a less developed country, would make such Fund's value more sensitive to economic, currency and regulatory changes within that country.

     Investments in foreign obligations and securities include high-quality, short-term debt obligations of foreign issuers, including foreign branches of U.S. banks, U.S. branches of foreign banks, and short-term debt obligations of foreign governmental agencies and foreign companies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Amounts realized on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would otherwise be subject.

     Foreign securities include, among others, American Depositary Receipts
(ADRs) and similar investments, including Canadian Depositary Receipts (CDRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs). ADRs, CDRs, EDRs, GDRs, and IDRs are depositary receipts for foreign company stocks issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

     Foreign securities also include securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar.

     Because a Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within the Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by a wide range of political and economic factors, including the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention and stability, speculation and other factors also affect exchange rates.

     A Fund may engage in foreign currency transactions in order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions. If a fall in exchange rates for a particular currency is anticipated, a Fund may enter into a forward contract to protect against a decrease in the price of securities denominated in a particular currency a Fund intends to purchase. If it is anticipated that exchange rates will rise, a Fund may enter into a forward contract to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These forward contracts will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

     Foreign currency transactions, such as forward foreign currency exchange contracts, are contracts for the future delivery of a specified currency at a specified time and at a specified price. These transactions differ from futures contracts in that they are usually conducted on a principal basis instead of through an exchange, and therefore there are no brokerage fees, margin deposits are negotiated between the parties, and the contracts are settled through different procedures. The Adviser considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into foreign currency transactions.

     The use of foreign currency transactions involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of foreign currency transactions strategies also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate. The use of foreign currency transactions also exposes a Fund to the general risks of investing in futures contracts, including: the risk of an illiquid market for the foreign currency transactions and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its securities, and may cause a Fund to lose money on its investments in foreign currency transactions. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

Participation Notes
-------------------

     The Funds may purchase participation notes, also known as participation certificates. Participation notes are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by a Fund as an alternative means to access the securities market of a country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. There can be no assurance that the trading price of participation notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. Participation notes are generally traded over-the-counter. Participation notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, the counterparty, and the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. Participation notes involve transaction cost. Participation notes may be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities. Participation notes offer a return linked to a particular underlying equity, debt or currency.

     For temporary defensive purposes, the Funds may invest in fixed-income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

OTHER INVESTMENTS AND TECHNIQUES
---------------------------------

Initial Public Offerings
------------------------

     Smaller companies may offer initial public offerings which typically have additional risks including more limited product lines, markets and financial resources than larger, more seasoned companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Borrowing
----------

     Money may be borrowed for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if the Fund maintains a segregated account.

Closed-End Investment Companies
-------------------------------

     A Fund may invest in the securities of closed-end investment companies that invest primarily in foreign securities. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets.

     A Fund will invest in such companies when, in the adviser's judgment, the potential benefits of the investment justify the payment of any applicable premium or sales charge. Other investment companies incur their own fees and expenses.

Floating- and Variable-Rate Obligations
---------------------------------------

     Floating- and variable-rate obligations include obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a referenced lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.


     There generally is no established secondary market for certain variable-rate obligations, such as those not supported by letters of credit, SBPAs or other credit support arrangements, because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit, SBPAs or other credit support arrangements, a Fund is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations may not be rated by credit rating agencies and a Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of a Fund, monitors the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate and credit risks and other risks generally associated with debt securities.


     The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

Forward Commitments, When-Issued and Delayed-Delivery Transactions
------------------------------------------------------------------

     Securities may be purchased or sold on a when-issued or delayed-delivery basis and contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time may also be made. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

     The Funds have a segregated account in which they may maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is at least equal to the amount of such commitments.

Illiquid Securities
-------------------

     Securities not registered under the 1933 Act, and other securities subject to legal or other restrictions on resale may be less liquid than other investments and may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. No Fund may invest or hold more than 15% of its net assets in illiquid securities.

Loans of Portfolio Securities
-----------------------------


     Portfolio securities may be loaned pursuant to guidelines approved by the Board to brokers, dealers and financial institutions, provided: (i) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, initially in an amount at least equal to 100% of the value of the securities loaned plus any accrued interest or dividends, with the borrower being obligated, under certain circumstances, to post additional collateral on a daily marked-to-market basis, all as described in further detail in the following paragraph; although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification;
(iii) the Fund will receive any
interest or distributions paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed the limits established under the 1940 Act.

     The following provides additional detail on the requirement described in
(i) above. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest at the time when the Fund enters into the transaction. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked to at least 102% of the market value of the securities loaned (including any accrued interest) on a daily basis, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. Collateral supporting loans of U.S. Government Securities is remarked to 102% of the loaned securities' market value, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested, only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest.

     For lending its securities, a Fund will earn either a fee payable by the borrower on loans that are collateralized by U.S. Government securities or a letter of credit, or income on instruments purchased with cash collateral (after payment of a "broker rebate fee" to the borrower). Cash collateral is invested on behalf of the Fund by the Securities Lending Agent in securities that, at the time of investment, are considered high-quality, U.S. dollar-denominated short-term money market instruments and have been evaluated and approved by the Funds' investment adviser and are permissible investments for a Fund. Cash collateral is invested on behalf of a Fund through a joint account in a manner similar to the Funds' investment of its cash reserves and the Fund is entitled to the gains and bears the losses on such investments. The investments purchased with cash collateral on behalf of each Fund currently include holdings in the securities of certain structured investment vehicles or "SIVs" that, although considered high-quality, short-term money market instruments when originally purchased by the Securities Lending Agent through a joint account, are now in payment default or are otherwise impaired. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments purchased with cash collateral. Thus, the current net asset value of each Fund reflects the current valuations assigned to defaulted or impaired SIVs that were purchased on behalf of a Fund through the investment of cash collateral for securities loaned. If a Fund elects to discontinue its participation in the securities lending program at a time when the defaulted or impaired SIVs still comprise a portion of the cash collateral pool of investments, the Securities Lending Agent would seek to promptly liquidate the securities in the cash collateral investment pool, including the defaulted or impaired SIVs. In such an event, the ability to dispose of defaulted or impaired SIVs at an acceptable price or at all may be severely limited or not possible, in which case a Fund could be required to receive a distribution of the defaulted or impaired SIVs in kind or realize a loss on the entire portion of the cash collateral pool represented by the defaulted or impaired SIVs. The current valuation assigned to a security in the cash collateral pool by a Fund may differ from any valuation that the Securities Lending Agent may assign to the same security when held on behalf of another client or for its own account. Loans of securities also involve a risk that the borrower may fail to return the securities when due or when called for by a Fund or may fail to provide additional collateral when required. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, loans may be called at any time and generally will be called if a material event affecting the investment is expected to be presented to a shareholder vote so that securities may be voted by the Fund.

     Each lending Fund pays a portion of the net interest or fees earned from securities lending to a Securities Lending Agent. Wells Fargo Bank currently acts as Securities Lending Agent for the Funds, subject to the overall supervision of the Funds' investment adviser and has delegated its duties as Securities Lending Agent to an affiliated sub-agent for certain Funds and to an unaffiliated sub-agent for other Funds. Pursuant to an exemptive order granted by the SEC and subject to compliance with its conditions, Wells Fargo Bank under a contract is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard. Wells Fargo Bank pays all or a portion of the revenues generated by securities lending activities to the sub-agents as compensation for their services as sub-agents. The Securities Lending Agent may make payments to borrowers and placing brokers that are not affiliated, directly or indirectly, with the Trust, the adviser or the distributor.


Other Investment Companies
--------------------------

     A Fund may invest in shares of other open-end and closed-end management investment companies up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the fund's non-fundamental investment policies. Currently, under the 1940 Act, a fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions: (i) 3% of the total voting stock of any one investment company; (ii) 5% of such fund's total assets with respect to any one investment company; and (iii) 10% of such fund's total assets. Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund.

     Other investment companies may include exchange-traded funds ("ETFs"), which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track and to the risks of the specific sector or industry tracked by the ETF. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons. Although ETFs that track broad market indexes are typically large and their shares are fairly liquid, ETFs that track more specific indexes tend to be newer and smaller, and all ETFs have limited redemption features. Pursuant to certain exemptive relief granted by the SEC, the Fund's investments in certain ETFs may exceed certain of the limits described above.

     Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of other affiliated Funds, including the money market Funds, subject to certain conditions. Investing in affiliated Funds may present certain actual or potential conflicts of interest.

     ISHARES. iShares Trust and iShares, Inc. ("iShares") are registered investment companies that consist of numerous separate series (each, an "iShares Fund"), each of which seeks investment results similar to the performance of a single stock market or of a group of stock markets in a single geographic location. iShares combine characteristics of stocks with those of index funds. Like stocks, iShares are liquid and can be traded in any number of shares; like index funds, they provide diversification and market tracking. iShares trade on the American Stock Exchange, the Chicago Board of Options Exchange and the New York Stock Exchange in the same way as shares of a publicly held company.

Private Placement and Other Restricted Securities
-------------------------------------------------

     Private placement securities are not registered under the 1933 Act. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. However, private placement and other "restricted" securities typically cannot be resold without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A (a "Rule 144A Security")), and may not be readily marketable.

     Private placement and other restricted securities typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Investing in private placement and other restricted securities is subject to certain additional risks. They may be considered illiquid securities as they typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value due to the absence of an active trading market. Delay or difficulty in selling such securities may result in a loss to a Fund. Restricted securities, including Rule 144A Securities, that are "illiquid" are subject to a Fund's policy of not investing or holding more than 15% of its net assets in illiquid securities. The adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in its evaluation: (i) the frequency of trades and quotes for the Rule 144A Security; (ii) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (iii) dealer undertakings to make a market in the Rule 144A Security; and (iv) the nature of the Rule 144A Security and the nature of the marketplace trades (E.G., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer). The adviser will apply a similar process to evaluating the liquidity characteristics of other restricted securities. There can be no assurance that a restricted security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by a Fund.

Repurchase Agreements
---------------------

     Repurchase agreements are agreements wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. Repurchase agreements generally are subject to counterparty risk. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, a Fund's disposition of the underlying securities may be delayed or limited.


     A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days, and other illiquid securities. A Fund will only enter into repurchase agreements with broker-dealers and commercial banks that meet guidelines established by the Board and that are not affiliated with the Fund's adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

Reverse Repurchase Agreements
-----------------------------

     A reverse repurchase agreement is an agreement under which a Fund sells a portfolio security and agrees to repurchase it at an agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund's obligation to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

Short Sales
-----------

     A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. When a Fund makes a short sale, the proceeds it receives are retained by the broker until a Fund replaces the borrowed security. In order to deliver the security to the buyer, a Fund must arrange through a broker to borrow the security and, in so doing, a Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. Short sales "against the box" means that a Fund owns the securities, which are placed in a segregated account until the transaction is closed out, or has the right to obtain securities equivalent in kind and amount to the securities sold short. A Fund's ability to enter into short sales transactions is limited by the requirements of the 1940 Act.

     Short sales by a Fund that are not made "against the box" are limited to transactions in futures and options (such limitation does not apply to the Specialized Technology Fund). Such transactions create opportunities to increase a Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a Fund in effect profits from a decline in the price of the futures or options sold short without the need to invest the full purchase price of the futures or options on the date of the short sale, a Fund's NAV per share will tend to increase more when the futures or options it has sold short decrease in value, and to decrease more when the futures or options it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of futures or options sold short may continuously increase, although a Fund may mitigate such losses by replacing the futures or options sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing futures or options to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

     If a Fund makes a short sale "against the box," a Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the investment manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. Short sale transactions may have adverse tax consequences to the Fund and its shareholders.

     In the view of the SEC, a short sale involves the creation of a "senior security" as such term is defined under the 1940 Act, unless the sale is "against the box" and the securities sold are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by segregating (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.


     To avoid limitations under the 1940 Act on borrowing by investment companies, all short sales by the Specialized Technology Fund will be "against the box," or the Fund's obligation to deliver the securities sold short not "against the box" will be "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. Except for the Specialized Technology Fund, a Fund will not make short sales of futures or options not "against the box" or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund's total assets.

Warrants
--------


     Warrants are instruments, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price, usually during a specified period of time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. Warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the common stock to rise. A warrant becomes worthless if it is not exercised within the specified time period.


                                   MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Funds."

Trustees and Officers
---------------------

     The Board supervises each Fund's activities, monitors its contractual arrangements with various service providers, and decides upon matters of general policy.


     GENERAL. The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds which consists of, as of March 1, 2010, 133 series comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex" or the "Trusts"), except that the person occupying the office of Treasurer varies for specified Funds. The business address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 74.

     Information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("Independent Trustees"), appears below. In addition to the Officers listed below, the Funds have appointed an Anti-Money Laundering Compliance Officer.



                           POSITION HELD                                                                   OTHER PUBLIC
                                WITH                                                                        COMPANY OR
                            REGISTRANT/                                                                     INVESTMENT
                             LENGTH OF                       PRINCIPAL OCCUPATION(S)                         COMPANY
NAME AND AGE                 SERVICE/1/                        DURING PAST 5 YEARS                        DIRECTORSHIPS
------------------------ ----------------- ----------------------------------------------------------- -------------------
                                                    INDEPENDENT TRUSTEES
Peter G. Gordon, 67      Trustee, since    Co-Founder, Chairman, President and CEO of Crystal                  N/A
                         1998, Chairman,   Geyser Water Company.
                         since 2005
                         (Lead Trustee
                         since 2001)
Isaiah Harris, Jr., 56   Trustee, since    Retired. Prior thereto, President and CEO of BellSouth       CIGNA Corporation
                         2009, Advisory    Advertising and Publishing Corp from 2005 to 2007,           Deluxe Corporation
                         Board Member,     President and CEO of BellSouth Enterprises from 2004 to
                         from 2008 to      2005 and President of BellSouth Consumer Services from
                         2009              2000 to 2003. Currently a member of the Iowa State
                                           University Foundation Board of Governors and a member of
                                           the Advisory Board of Iowa State University School of
                                           Business.
Judith M. Johnson, 60    Trustee, since    Retired. Prior thereto, Chief Executive Officer and Chief           N/A
                         2008              Investment Officer of Minneapolis Employees Retirement
                                           Fund from 1996 to 2008. Ms. Johnson is a certified public
                                           accountant and a certified managerial accountant.

                            POSITION HELD                                                                   OTHER PUBLIC
                                WITH                                                                         COMPANY OR
                             REGISTRANT/                                                                     INVESTMENT
                              LENGTH OF                         PRINCIPAL OCCUPATION(S)                        COMPANY
NAME AND AGE                 SERVICE/1/                           DURING PAST 5 YEARS                       DIRECTORSHIPS
------------------------ ------------------ -------------------------------------------------------------- --------------
David F. Larcker, 59     Trustee, since     James Irvin Miller Professor of Accounting at the Graduate           N/A
                         2009, Advisory     School of Business, Stanford University, Director of
                         Board Member,      Corporate Governance Research Program and Co-Director of
                         from 2008 to       The Rock Center for Corporate Governance since 2006.
                         2009               From 2005 to 2008, Professor of Accounting at the Graduate
                                            School of Business, Stanford University. Prior thereto, Ernst
                                            & Young Professor of Accounting at The Wharton School,
                                            University of Pennsylvania from 1985 to 2005.
Olivia S. Mitchell, 56   Trustee, since     Professor of Insurance and Risk Management, Wharton                  N/A
                         2006               School, University of Pennsylvania. Director of the Boettner
                                            Center on Pensions and Retirement Research. Research
                                            associate and board member, Penn Aging Research Center.
                                            Research associate, National Bureau of Economic Research.
Timothy J. Penny, 57     Trustee, since     President and CEO of Southern Minnesota Initiative                   N/A
                         1996               Foundation, a non-profit organization, since 2007 and Senior
                                            Fellow at the Humphrey Institute Policy Forum at the
                                            University of Minnesota since 1995. Member of the Board
                                            of Trustees of NorthStar Education Finance, Inc., a
                                            non-profit organization, since 2007.
Donald C. Willeke, 69    Trustee, since     Principal of the law firm of Willeke & Daniels. General              N/A
                         1996               Counsel of the Minneapolis Employees Retirement Fund
                                            from 1984 to present.
                                                          OFFICERS
Karla M. Rabusch, 50     President, since   Executive Vice President of Wells Fargo Bank, N.A. and               N/A
                         2003               President of Wells Fargo Funds Management, LLC since
                                            2003. Senior Vice President and Chief Administrative
                                            Officer of Wells Fargo Funds Management, LLC from 2001
                                            to 2003.
David Berardi, 34        Assistant          Vice President of Evergreen Investment Management                    N/A
                         Treasurer, since   Company, LLC since 2008. Assistant Vice President of
                         2009               Evergreen Investment Services, Inc. from 2004 to 2008.
                                            Manager of Fund Reporting and Control for Evergreen
                                            Investment Management Company, LLC since 2004.
Jeremy DePalma, 35       Assistant          Senior Vice President of Evergreen Investment Management             N/A
                         Treasurer, since   Company, LLC since 2008. Vice President, Evergreen
                         2009               Investment Services, Inc. from 2004 to 2007. Assistant Vice
                                            President, Evergreen Investment Services, Inc. from 2000 to
                                            2004 and the head of the Fund Reporting and Control Team
                                            within Fund Administration since 2005.
C. David Messman, 49     Secretary, since   Senior Vice President and Secretary of Wells Fargo Funds             N/A
                         2000; Chief        Management, LLC since 2001. Vice President and Managing
                         Legal Officer,     Senior Counsel of Wells Fargo Bank, N.A. since 1996.
                         since 2003
Debra Ann Early, 45      Chief              Chief Compliance Officer of Wells Fargo Funds                        N/A
                         Compliance         Management, LLC since 2007. Chief Compliance Officer of
                         Officer, since     Parnassus Investments from 2005 to 2007. Chief Financial
                         2007               Officer of Parnassus Investments from 2004 to 2007 and
                                            Senior Audit Manager of PricewaterhouseCoopers LLP from
                                            1998 to 2004.

                            POSITION HELD                                                                   OTHER PUBLIC
                                WITH                                                                         COMPANY OR
                             REGISTRANT/                                                                     INVESTMENT
                              LENGTH OF                       PRINCIPAL OCCUPATION(S)                          COMPANY
NAME AND AGE                 SERVICE/1/                         DURING PAST 5 YEARS                         DIRECTORSHIPS
------------------------ ------------------ -------------------------------------------------------------- --------------
Kasey Phillips, 38       Treasurer, since   Senior Vice President of Evergreen Investment Management             N/A
                         2009               Company, LLC since 2006 and currently the Treasurer of the
                                            Evergreen Funds since 2005. Vice President and Assistant
                                            Vice President of Evergreen Investment Services, Inc. from
                                            1999 to 2006.



------
/1/ Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.


     COMMITTEES. The Independent Trustees are the members of the Trust's
     ----------
Governance Committee and Audit Committee.


     (1) GOVERNANCE COMMITTEE. Whenever a vacancy occurs on the Board, the Governance Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Governance Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only Independent Trustees may nominate and select persons to become Independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. The Governance Committee meets only as necessary and met three times during the Funds' most recently completed fiscal year. Peter Gordon serves as the chairman of the Governance Committee.

     The Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee's consideration, which are set forth in the Trusts' Governance Committee Charter. The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Governance Committee meeting at which the nominee would be considered. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the "candidate"),
(B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and
(f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the 1940 Act) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board.

     The Governance Committee may from time-to-time propose nominations of one or more individuals to serve as members of an "advisory board," as such term is defined in Section 2(a)(1) of the 1940 Act ("Advisory Trustees"). An individual may be eligible to serve as an Advisory Trustee only if that individual meets the requirements to be a "non-interested" Trustee under the 1940 Act and does not otherwise serve the Trust in any other capacity. Any Advisory Trustee shall serve at the pleasure of the Board and may be removed, at any time, with or without cause, by the Board. An Advisory Trustee may be nominated and elected as a Trustee, at which time he or she shall cease to be an Advisory Trustee. Advisory Trustees shall perform solely advisory functions. Unless otherwise specified by the Committee or the Board, Advisory Trustees are invited to attend meetings of the Board and all committees of the Board. Advisory Trustees shall participate in meeting discussions but do not have a vote upon any matter presented to the Board or any committee of the Board, nor do they have any power or authority to act on behalf of or to bind the Board, any committee of the Board or the Trust. Advisory Trustees shall not have any responsibilities or be subject to any liabilities imposed upon Trustees by law or otherwise. Advisory Trustees shall be entitled, to the maximum extent permitted by law, to be indemnified by the Trust and shall be covered by any liability insurance coverage that extends to Trustees and officers of the Trust. Advisory Trustees shall be paid the same meeting fees payable to Trustees and shall have their expenses reimbursed in accordance with existing Board expense reimbursement policies. Advisory Trustees shall not receive any retainer fees.


     (2) AUDIT COMMITTEE. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent registered public accounting firm on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met four times during the Funds' most recently completed fiscal year. Judith M. Johnson serves as the chairperson of the Audit Committee.


     COMPENSATION. For the calendar year ended December 31, 2008, each Trustee received an annual retainer (payable quarterly) of $160,000 from the Fund Complex. Each Trustee and Advisory Board Member also received a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at the first telephonic Fund Complex Board meeting and each telephonic Board meeting beyond five. In addition, the Chairperson of the Fund Complex Board received an additional $40,000 annual retainer and the Chairperson of the Audit Committee received an additional $20,000 annual retainer, for the additional work and time devoted by the Chairpersons. Prior to January 1, 2008, each Trustee received an annual retainer (payable quarterly) of $140,000 from the Fund Complex. Each Trustee also received a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairperson of the Fund Complex Board received an additional $40,000 annual retainer and the Chairperson of the Audit Committee received an additional $16,000 annual retainer, for the additional work and time devoted by the Chairpersons.

     Effective January 1, 2009, each Trustee receives an annual retainer (payable quarterly) of $160,000 from the Fund Complex. Each Trustee and Advisory Board Member receives a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairperson of the Fund Complex Board receives an additional $40,000 annual retainer and the Chairperson of the Audit Committee receives an additional $20,000 annual retainer, for the additional work and time devoted by the Chairpersons.


     The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other entity of the Fund Complex. The Officers are not compensated by the Trust for their services. For the fiscal year ended October 31, 2009, the Trustees received the following compensation:


                               COMPENSATION TABLE

                       FISCAL YEAR ENDED OCTOBER 31, 2009



                                                        INDEPENDENT TRUSTEES
                       PETER G.   ISAIAH HARRIS   JUDITH M.   DAVID F.     OLIVIA S.   TIMOTHY J.   DONALD C.
FUND                   GORDON     JR./1/          JOHNSON     LARCKER/1/   MITCHELL    PENNY        WILLEKE
Specialized Financial
Services Fund               $            $             $            $           $            $           $
Specialized
Technology Fund             $            $             $            $           $            $           $
Total Compensation
from the Fund
Complex/2/                  $            $             $            $           $            $           $


------

/1/ Isaiah Harris, Jr. and David F. Larcker became Independent Trustees effective April 17, 2009. From November 1, 2008 to April 17, 2009, Messrs. Harris and Larcker served as Advisory Board Members. The compensation reflected in the table above for Messrs. Harris and Larcker is for the period November 1, 2008 to October 31, 2009.
/2/ Includes Trustee compensation received by other funds within the entire Fund Complex as of the Funds' fiscal year end (consisting of 133 funds).

     BENEFICIAL EQUITY OWNERSHIP INFORMATION. As of the calendar year ended December 31, 2009, the Trustees, the Advisory Board Members and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the dollar value of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: $0; $1-$10,000; $10,001-$50,000; $50,001-$100,000; and over
$100,000.

           BENEFICIAL EQUITY OWNERSHIP IN THE FUNDS AND FUND COMPLEX
                     CALENDAR YEAR ENDED DECEMBER 31, 2009



                                      INDEPENDENT TRUSTEES                                INDEPENDENT TRUSTEES
                       PETER G.       ISAIAH HARRIS  JUDITH M.      DAVID F.       OLIVIA S.      TIMOTHY J.     DONALD C.
FUND                   GORDON         JR.            JOHNSON        LARCKER        MITCHELL       PENNY          WILLEKE
Specialized Financial
Services Fund          $              $              $              $              $              $              $
Specialized
Technology Fund        $              $              $              $              $              $              $
Aggregate Dollar
Range of
Equity Securities Of
Fund
Complex/1/             over $100,000  over $100,000  over $100,000  over $100,000  over $100,000  over $100,000  over $100,000


------

/1/ Includes Trustee ownership in shares of other funds within the entire Fund Complex (consisting of 133 funds as of December 31, 2009).

     OWNERSHIP OF SECURITIES OF CERTAIN ENTITIES. As of the calendar year ended December 31, 2009, none of the Independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity directly or indirectly controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.



Investment Adviser
------------------


     Wells Fargo Funds Management, LLC ("Funds Management"), an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the investment adviser for the Funds. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.


     AFFILIATED ADVISORY PROGRAMS. Funds Management, on behalf of participants
     -----------------------------
in programs managed by Funds Management, may invest a portion of the program's assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund's assets. In such an instance, Funds Management's decision to make changes to or rebalance the program's allocations may substantially impact the Fund's performance.

     The Funds are stand-alone Funds with an investment adviser and sub-adviser.

     As compensation for its advisory services for the following Funds, Funds Management is entitled to receive a monthly fee at the annual rates indicated below, as a percentage of each Fund's average daily net assets:

  FUND               FEE
        First $500M            0.95%
        lized
Fi      l
Se
         Next $500M            0.90%
          Next $2B             0.85%
          Next $2B            0.825%
          Over $5B             0.80%
        First $500M            1.05%
        lized
Te      gy
         Next $500M            1.00%
          Next $2B             0.95%
          Next $2B            0.925%
          Over $5B             0.90%


     Advisory Fees Paid. For the fiscal year ends shown in the table below, the
     ------------------
Funds paid the following advisory fees, and the investment adviser waived the indicated fees:


                            YEAR ENDED                              YEAR ENDED                             YEAR ENDED
                             10/31/09                                10/31/08                               10/31/07
                 MANAGEMENT    FEES     FEES PAID     MANAGEMENT     FEES      FEES PAID     MANAGEMENT     FEES     FEES PAID
FUND           FEES INCURRED  WAIVED  AFTER WAIVER  FEES INCURRED   WAIVED   AFTER WAIVER  FEES INCURRED   WAIVED   AFTER WAIVER
Specialized          $           $          $       $2,426,153     $126,321   $2,299,832    $2,337,899    $114,593   $2,223,306
Technology
Specialized          $           $          $       $1,768,541     $554,147   $1,214,394    $3,201,953    $810,611   $2,391,342
Financial
Services


     ------
     General. Each Fund's Advisory Agreement will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. A Fund's Advisory Agreement may be terminated on 60 days written notice by either party and will terminate automatically if assigned.

Investment Sub-Advisers
-----------------------

     Funds Management has engaged RCM Capital Management LLC ("RCM") and Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, to serve as investment sub-advisers to the Funds (each a "Sub-Adviser" and collectively, the "Sub-Advisers"). Subject to the direction of the Trust's Board and the overall supervision and control of Funds Management and the Trust, the Sub-Adviser makes recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Adviser furnishes to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Adviser also furnishes such additional reports and information as Funds Management and the Trust's Board and Officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management.

     For providing investment sub-advisory services to the Funds, the Sub-Advisers are entitled to receive monthly fees at the annual rates indicated below of each Fund's average daily net assets. These fees may be paid by Funds Management or directly by the Funds. If a sub-advisory fee is paid directly by a Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly.


FUND                                     SUB-ADVISER                     FEE
 Specialized Financial Services         Wells Capital       First $100M            0.45%
                                          Management         Next $100M            0.40%
                                                             Over $200M            0.30%
 Specialized Technology                      RCM             First $50M            1.00%
                                                              Next $50M            0.70%
                                                             Over $100M            0.55%


     Unaffiliated Sub-Adviser. Listed below is the aggregate dollar amount of
     ------------------------
sub-advisory fees paid by the Specialized Technology Fund to RCM for the fiscal periods indicated:


FUND                             YEAR ENDED 10/31/09             YEAR ENDED 10/31/08             YEAR ENDED 10/31/07
                                                 FEES                             FEES                             FEES
                               FEES PAID        WAIVED         FEES PAID         WAIVED         FEES PAID         WAIVED
Specialized Technology             $               $          $1,567,124           $0          $1,524,614           $0


Portfolio Managers
------------------


     The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Portfolio Managers." The information in this section is provided as of October 31, 2009, the most recent fiscal year end for the Funds managed by the portfolio managers listed below (each a "Portfolio Manager" and together, the "Portfolio Managers"). The Portfolio Managers manage the investment activities of the Funds on a day-to-day basis as follows.

FUND                             SUB-ADVISER                 PORTFOLIO MANAGERS
-------------------------------- --------------------------  --------------------------
Specialized Financial Services   Wells Capital Management    Allen J. Ayvazian
                                                             Allen E. Wisniewski, CFA
Specialized Technology           RCM                         Huachen Chen, CFA
                                                             Walter C. Price, Jr., CFA

     MANAGEMENT OF OTHER ACCOUNTS. The following table indicates the type of, number of, and total assets in accounts managed by the Portfolio Managers, not including the Funds. The accounts described include accounts that a Portfolio Manager manages in a professional capacity as well as accounts that a Portfolio Manager may manage in a personal capacity, if any, which are included under "Other Accounts."


                                  REGISTERED          OTHER POOLED
                             INVESTMENT COMPANIES INVESTMENT VEHICLES    OTHER ACCOUNTS
                               NUMBER     TOTAL     NUMBER     TOTAL     NUMBER     TOTAL
                                 OF       ASSETS      OF       ASSETS      OF      ASSETS
PORTFOLIO MANAGERS*           ACCOUNTS   MANAGED   ACCOUNTS   MANAGED   ACCOUNTS   MANAGED
RCM
 Huachen Chen, CFA                      $                    $                    $
 Walter C. Price, Jr., CFA              $                    $                    $
WELLS CAPITAL MANAGEMENT
 Allen J. Ayvazian                      $                    $                    $
 Allen E. Wisniewski, CFA               $                    $                    $


------
* If an account has one of the Portfolio Managers as a co-portfolio manager or an assistant portfolio manager, the total number of accounts and assets have been allocated to each respective Portfolio Manager. Therefore, some accounts and assets have been counted twice.

     The following table indicates the number and total assets managed of the above accounts for which the advisory fee is based on the performance of such accounts.


                                    REGISTERED INVESTMENT              OTHER POOLED
                                          COMPANIES                 INVESTMENT VEHICLES              OTHER ACCOUNTS
                                    NUMBER          TOTAL          NUMBER          TOTAL          NUMBER          TOTAL
                                      OF            ASSETS           OF            ASSETS           OF           ASSETS
PORTFOLIO MANAGERS                 ACCOUNTS        MANAGED        ACCOUNTS        MANAGED        ACCOUNTS        MANAGED
RCM
 Huachen Chen, CFA                                    $                              $                          $
 Walter C. Price, Jr., CFA                            $                              $                          $
WELLS CAPITAL MANAGEMENT
 Allen J. Ayvazian                                    $                              $                          $
 Allen E. Wisniewski, CFA                             $                              $                          $


     MATERIAL CONFLICTS OF INTEREST. The Portfolio Managers face inherent
     ------------------------------
conflicts of interest in their day-to-day management of the Funds and other accounts because the Funds may have different investment objectives, strategies and risk profiles than the other accounts managed by the Portfolio Managers. For instance, to the extent that the Portfolio Managers manage accounts with different investment strategies than the Funds, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for a Fund. Additionally, some of the accounts managed by the Portfolio Managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Funds. The differences in fee structures may provide an incentive to the Portfolio Managers to allocate more favorable trades to the higher-paying accounts.

     To minimize the effects of these inherent conflicts of interest, the Sub-Advisers have adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that they believe address the potential conflicts associated with managing portfolios for multiple clients and ensure that all clients are treated fairly and equitably. Additionally, some Sub-Advisers minimize inherent conflicts of interest by assigning the Portfolio Managers to accounts having similar objectives. Accordingly, security block purchases are allocated to all accounts with similar objectives in proportionate weightings. Furthermore, the Sub-Advisers have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940 (the "Advisers Act") to address potential conflicts associated with managing the Funds and any personal accounts the Portfolio Managers may maintain.

     RCM. Like other investment professionals with multiple clients, a portfolio manager for a fund may face certain potential conflicts of interest in connection with managing both a fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which RCM believes are faced by investment professionals at most major financial firms. RCM has adopted compliance policies and procedures that attempt to address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts.

     These potential conflicts may include, among others:

  o The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

  o The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

  o The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

     A potential conflict of interest may arise when a fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a fund as well as other accounts, RCM's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a fund or another account if one account is favored over another in allocating securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

     "Cross trades," in which one RCM account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. RCM has adopted compliance procedures that provide that any transaction between funds and another RCM-advised account are to be made at an independent current market price, as required by law.

     Another potential conflict of interest may arise based on the different investment objectives and strategies of a fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

     A fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

     A fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Funds. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(c) of the Securities Exchange Act of
1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

     A fund's portfolio managers may also face other potential conflicts of interest in managing a fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Funds and other accounts. In addition, a fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. RCM's investment personnel, including each fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions, pursuant to Codes of Ethics adopted by RCM, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds.

     PALLAS INVESTMENT PARTNERS, L.P. ("PALLAS") AND RELATED ENTITIES. Pallas is an investment adviser registered with the SEC. Pallas is owned by Walter Price. Mr. Price is dually employed by Pallas and by RCM.

     Pallas serves as investment manager to two unregistered investment companies (the "Pallas Hedge Funds") - Pallas Global Technology Hedge Fund, L.P. and Pallas Investments II, L.P., each a Delaware limited partnership. The general partner of Pallas Investments II, L.P. and Pallas Global Technology Hedge Fund, L.P. is Pallas Investments, LLC, a Delaware limited liability company (the "General Partner"). Mr. Price owns a majority of the interests in the General Partner. RCM has the right to a minority percentage of the profits of Pallas that are derived from the Pallas Hedge Funds. RCM has a minority ownership interest in the General Partner. Each of the Pallas Hedge Funds pays a management fee and an incentive fee (based on a percentage of profits) to either Pallas or the General Partner. The management fee is 1.25% for Pallas Investments II, L.P. and 1.50% for Pallas Global Technology Hedge Fund, L.P. Mr. Price acts as portfolio manager for certain RCM client accounts including, among others, the Wells Fargo Specialized Technology Fund.

     RCM and Pallas share common employees, facilities, and systems. Pallas may act as investment adviser to one or more of RCM's affiliates, and may serve as sub-adviser for accounts or clients for which RCM or one of its affiliates serves as investment manager or investment adviser. RCM also may provide other services, including but not limited to investment advisory services or administrative services, to Pallas.

     RCM, Pallas, and the Allianz Advisory Affiliates all engage in proprietary research and all acquire investment information and research services from broker-dealers. RCM and the Allianz Advisory Affiliates share such research and investment information.

     In addition, trades entered into by Pallas on behalf of Pallas' clients are executed through RCM's equity trading desk, and trades by Pallas on behalf of Pallas' clients (including the Pallas Hedge Funds) are aggregated with trades by RCM on behalf of RCM's clients. All trades on behalf of Pallas' clients that are executed through RCM's equity trading desk will be executed pursuant to procedures designed to ensure that all clients of both RCM and Pallas (including the Pallas Hedge Funds) is treated fairly and equitably over time. The General Partner and/or Pallas receive a participation in the profits of the Pallas Hedge Funds. Mr. Price also invested personally in one or more of the Pallas Hedge Funds. As a result, Mr. Price has a conflict of interest with respect to the management of the Pallas Hedge Funds and the other accounts that he manages, and he may have an incentive to favor the Pallas Hedge Funds over other accounts that he manages. RCM has adopted procedures reasonably designed to ensure that Mr. Price meets his fiduciary obligations to all clients for whom he acts as portfolio manager and treats all such clients fairly and equitably over time.

     WELLS CAPITAL MANAGEMENT. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

     COMPENSATION. The Portfolio Managers were compensated by their employing
     ------------
sub-adviser from the fees the Adviser paid the Sub-Adviser using the following compensation structure:

     RCM COMPENSATION. RCM compensates its portfolio managers using one of two compensation programs. The first program consists of a base salary, a variable bonus opportunity, and a benefits package (the "Bonus Program"). The other program consists of profit sharing relating to the profits generated by the mutual fund managed by a particular portfolio manager (the "Profit Program").

     Bonus Program
     -------------

     Base Salary - Each Portfolio Manager is paid a fixed base salary set at a
     -----------
competitive level, taking into consideration the Portfolio Manager's experience and responsibilities, as determined by RCM.

     Annual Bonus and Profit Sharing Opportunity - Each Portfolio Manager's
     -------------------------------------------
compensation is directly affected by the performance of the individual portfolios he or she manages, as well as the performance of the individual's portfolio management team and the overall success of the firm. A target bonus amount is established at the beginning of the year based on peer data. The target bonus is subject to an increase or decrease at year-end based on firm profitability and individual performance. The individual performance criterion is derived from a calculation using both quantitative and qualitative factors. Approximately 70% of the individual's performance rating is quantities, based on the pre-tax investment performance of the accounts managed by both the team and the individual, with 50% of the performance rating measured relative to the relevant Fund's benchmark and 50% of the rating measured relative to the performance of an appropriate peer group (either the relevant Fund's Lipper or institutional peer group). Performance is calculated over a three year trailing period. The remaining 30% of the bonus is based on a qualitative review of the individual's performance (with 10% from peer reviews and 20% from the appraisal by the individual's manager).

     Additional Incentives - RCM's key staff will benefit by the overall
     ---------------------
success of RCM's business in both the short term (incentive bonus) and the long term (LTIP), ensuring that monetary reward is competitive and reflective of the investment results received by RCM's clients over the various market cycles.

     Profit Program
     --------------

     In the Profit Program portfolio managers share in the profits generated by the mutual fund they manage. In this program, portfolio managers receive compensation based on the revenues produced by a mutual fund less designated expenses incurred by RCM to manage the fund. Under this program portfolio managers also are eligible to participate in the LTIP program and the benefits package referenced above.


     WELLS CAPITAL MANAGEMENT COMPENSATION. The compensation structure for Wells Capital Management's Portfolio Managers includes a competitive fixed base salary plus variable incentives (Wells Capital Management utilizes investment management compensation surveys as confirmation). Incentive bonuses are typically tied to pre-tax relative investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3- and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. This evaluation takes into account relative performance of the accounts to each account's individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style. In the case of each Fund, the benchmark(s) against which the performance of the Fund's portfolio may be compared for these purposes generally are indicated in the "Performance" sections of the Prospectuses.


     BENEFICIAL OWNERSHIP IN THE FUNDS. The following table shows for each
     ---------------------------------
Portfolio Manager the dollar value of Fund equity securities beneficially owned by the Portfolio Manager, stated as one of the following ranges:

     $0;
     $1 - $10,000;
     $10,001 - $50,000;
     $50,001 - $100,000;
     $100,001 - $500,000;
     $500,001 - $1,000,000; and
     over $1,000,000.


PORTFOLIO MANAGER                  FUND                                  BENEFICIAL OWNERSHIP
 RCM
  Huachen Chen, CFA                Specialized Technology                $
  Walter C. Price, Jr., CFA        Specialized Technology                $
 WELLS CAPITAL MANAGEMENT
  Allen J. Ayvazian                Specialized Financial Services        $
  Allen E. Wisniewski, CFA         Specialized Financial Services        $

Administrator
-------------

     The Trust has retained Funds Management (the "Administrator"), the investment adviser for the Funds, located at 525 Market Street, 12th Floor, San Francisco, CA 94105, as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds' operations, including communication, coordination, and supervision services with regard to the Funds' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services.

     In addition, Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Fund's average daily net assets:

                                                                   CLASS-LEVEL
                                 FUND-LEVEL ADMIN. FEE              ADMIN. FEE              TOTAL ADMIN. FEE
                                                    (% OF             (% OF                                  (% OF
                          AVERAGE DAILY NET     AVERAGE DAILY     AVERAGE DAILY       AVERAGE DAILY      AVERAGE DAILY
SHARE CLASS                     ASSETS           NET ASSETS)       NET ASSETS)         NET ASSETS         NET ASSETS)
 Class A, Class B,        First $5 billion           0.05%             0.28%       First $5 billion           0.33%
 Class C                   Next $5 billion           0.04%                          Next $5 billion           0.32%
                          Over $10 billion           0.03%                         Over $10 billion           0.31%
 Investor Class/1,2/      First $5 billion           0.05%             0.38%       First $5 billion           0.43%
                           Next $5 billion           0.04%                          Next $5 billion           0.42%
                          Over $10 billion           0.03%                         Over $10 billion           0.41%

------
/1/ Effective March 1, 2008, the class-level administration fee for the Investor Class was reduced by 0.05%. Prior to March 1, 2008, the class-level administration fee for the Investor Class was 0.45%, resulting in a total administration fee schedule based on the average daily net assets of the Fund as follows: 0.50% for the first $5 billion in assets, 0.49% for the next $5 billion in assets and 0.48% for assets over $10 billion.
/2/ Effective March 1, 2009, the class-level administration fee for the Investor Class was reduced by 0.02%. Prior to March 1, 2009 the class-level administration fee for the Investor Class was 0.40%, resulting in a total administration fee schedule based on the average daily net assets of each Fund as follows: 0.45% for the first $5 billion in assets, 0.44% for the next $5 billion in assets and 0.43% for assets over $10 billion.


     Administrative Fees Paid. For the fiscal year ends shown in the table
     ------------------------
below, the Funds paid the following administrative fees.



                                   YEAR ENDED                    YEAR ENDED                      YEAR ENDED
                                    10/31/09                      10/31/08                        10/31/07
                                                FEES                           FEES                            FEES
                                                PAID                           PAID                            PAID
                             FEES      FEES     AFTER     FEES      FEES      AFTER       FEES      FEES      AFTER
FUND                       INCURRED   WAIVED   WAIVER   INCURRED   WAIVED     WAIVER    INCURRED   WAIVED     WAIVER
 Specialized Technology   $          $        $        $115,531      $0    $115,531    $111,329   $0       $111,329
 (Fund Level)
  Class A                 $          $        $        $405,384      $0    $405,384    $322,974   $0       $322,974
  Class B                 $          $        $        $ 22,491      $0    $ 22,491    $ 62,617   $0       $ 62,617
  Class C                 $          $        $        $ 15,607      $0    $ 15,607    $ 14,772   $0       $ 14,772
  Investor Class/1/       $          $        $        $303,874      $0    $303,874    $358,516   $0       $358,516
 Specialized Financial    $          $        $        $ 93,081      $0    $ 93,081    $168,524   $0       $168,524
 Services (Fund Level)
  Class A                 $          $        $        $514,632      $0    $514,632    $931,856   $0       $931,856
  Class B                 $          $        $        $  4,666      $0    $  4,666    $  9,111   $0       $  9,111
  Class C                 $          $        $        $  1,956      $0    $  1,956    $  2,768   $0       $  2,768

------

/1/ Effective June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class.

Distributor
-----------

     Wells Fargo Funds Distributor, LLC ("Funds Distributor"), an affiliate of Funds Management located at 525 Market Street, San Francisco, California 94105, serves as the distributor to the Funds.

     The Funds that offer Class B and Class C shares have adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for their Class B and Class C shares. The Plan was adopted by the Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of these Funds pay the Distributor, on a monthly basis, an annual fee of 0.75% of the average daily net assets attributable to each class as compensation for distribution-related services or as reimbursement for distribution-related expenses. Class B shares are closed to new investors and additional investments (except in connection with reinvestment of any distributions and permitted exchanges). The Distributor may use the fees payable under the Plan to make payments to selling or servicing agents for past sales and distribution efforts, as well as for the provision of ongoing services to shareholders.


     The actual fee payable to the Distributor by these Funds and classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the Financial Industry Regulatory Authority ("FINRA") under the Conduct Rules. The Distributor's distribution-related revenues from the Plan may be more or less than distribution-related expenses incurred during the period. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (I.E., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor, or their affiliates in connection with the sale of Fund shares. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.


                               DISTRIBUTION FEES


     For the period November 1, 2008 through October 31, 2009, the Funds listed below paid to Wells Fargo Funds Distributor, LLC, pursuant to the Plan, the following fees for distribution-related expenses:



                                                                COMPENSATION
                                               PRINTING &            TO            COMP. TO         OTHER
FUND             TOTAL       ADVERTISING         MAILING        UNDERWRITERS        BR/DLRS       (EXPLAIN)
 SPECIALIZED FINANCIAL SERVICES
  Class B          $              $                 $                 $                $              $
  Class C          $              $                 $                 $                $              $
 SPECIALIZED TECHNOLOGY
  Class B          $              $                 $                 $                $              $
  Class C          $              $                 $                 $                $              $

------

     General. The Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of a Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of a Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Non-Interested Trustees.


     The Plan provides that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such Non-Interested Trustees.

     Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Funds' shares pursuant to selling agreements with the Distributor authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (I.E., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

Shareholder Servicing Agent
---------------------------

     The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing these services, a Shareholder Servicing Agent is entitled to an annual fee from the applicable Fund of up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Investor Class shares owned of record or beneficially by the customers of the Shareholder Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trustees and provide that a Fund shall not be obligated to make any payments under such plans or related agreements that exceed the maximum amounts payable under the Conduct Rules enforced by FINRA.

     General. The Shareholder Servicing Plan will continue in effect from year
     -------
to year if such continuance is approved by a majority vote of the Trustees and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Shareholder Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Shareholder Servicing Plan.


Custodian and Fund Accountant
-----------------------------

     State Street Bank and Trust Company ("State Street"), located at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, acts as Custodian and fund accountant for the Funds. As Custodian, State Street, among other things, maintains a custody account or accounts in the name of each Fund, handles the receipt and delivery of securities, selects and monitors foreign sub-custodians as the Funds' global custody manager, determines income and collects interest on each Fund's investments and maintains certain books and records. As fund accountant, State Street is responsible for calculating each Fund's daily net asset value per share and for maintaining its portfolio and general accounting records. For its services, State Street is entitled to receive certain transaction fees, asset-based fees and out-of-pocket costs.


Transfer and Distribution Disbursing Agent
------------------------------------------

     Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and distribution disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

Underwriting Commissions
------------------------

     The Distributor serves as the principal underwriter distributing securities of the Funds on a continuous basis.

For the fiscal periods listed below, the aggregate dollar amount of underwriting commissions paid to and retained by the Distributor on behalf of the Funds was as follows:


            YEAR ENDED 10/31/09                                YEAR ENDED 10/31/08                     YEAR ENDED 10/31/07
                               RECEIVED                                             RECEIVED
                             IN CONNECTION                                       IN CONNECTION
                           WITH REDEMPTIONS                                     WITH REDEMPTIONS
 PAID       RETAINED        AND REPURCHASES         PAID         RETAINED       AND REPURCHASES         PAID         RETAINED
 $              $                  $              $30,718        $17,827            $14,510           $21,456          $689


Code of Ethics
--------------

     The Fund Complex, the Adviser, the Distributor and the Sub-Advisers each has adopted a code of ethics which contains policies on personal securities transactions by "access persons" as defined in each of the codes. These policies comply with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, as applicable. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. Such restrictions do not apply to purchases or sales of certain types of securities, including shares of open-end investment companies that are unaffiliated with the WELLS FARGO ADVANTAGE FUNDS family, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, the Adviser, the Distributor and the Sub-Advisers are on public file with, and are available from, the SEC.

                        DETERMINATION OF NET ASSET VALUE

     The NAV per share for each Fund is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of each Fund's shares.

     Each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. A Fund is required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we also use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security. With respect to any portion of a Fund's assets that are invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

     The Specialized Technology Fund uses an independent service provider to review U.S. market moves after the close of foreign markets and assist with the decision whether to substitute fair values for foreign security market prices. This service provider applies a multi-factor methodology, which uses factors such as ADRs, sector indices and futures, to each foreign portfolio security as part of this process.

     Money market instruments and debt instruments maturing in 60 days or less generally are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

     Fora Fund that invests directly in foreign securities, portfolio securities are generally valued on the basis of quotations from the primary market in which they are traded. However, if, in the judgment of the Board, a security's value has been materially affected by events occurring after the close of the exchange or the market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board believes accurately reflects fair value. A security's valuation may differ depending on the method used to determine its value.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds may be purchased on any day a Fund is open for business. Generally, each Fund is open for business each day the New York Stock Exchange is open for trading (a "Business Day"). The New York Stock Exchange is currently closed in observance of New Year's Day, Martin Luther King Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Purchase orders for a Fund received before such Fund's NAV calculation time, generally are processed at such time on that Business Day. Purchase orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the distribution, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation time described above.

     Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment, please contact the Distributor. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.


     Each Fund reserves the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Fund may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act. In addition, the Fund may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectuses.


     THE DEALER REALLOWANCE FOR PURCHASES OF CLASS A SHARES IS AS FOLLOWS:

                                FRONT-END SALES        FRONT-END SALES            DEALER
                                  CHARGE AS %            CHARGE AS %           REALLOWANCE
                                   OF PUBLIC            OF NET AMOUNT         AS % OF PUBLIC
AMOUNT OF PURCHASE               OFFERING PRICE            INVESTED           OFFERING PRICE
 Less than $50,000                    5.75%                  6.10%                 5.00%
 $50,000 to $99,999                   4.75%                  4.99%                 4.00%
 $100,000 to $249,999                 3.75%                  3.90%                 3.00%
 $250,000 to $499,999                 2.75%                  2.83%                 2.25%
 $500,000 to $999,999                 2.00%                  2.04%                 1.75%
 $1,000,000 and over/1/               0.00%                  0.00%                 1.00%

------
/1/ We will assess Class A purchases of $1,000,000 or more a contingent deferred sales charge ("CDSC") if they are redeemed within eighteen months from the date of purchase, unless the dealer of record waived its commission. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

     Purchases and Redemptions for Existing WELLS FARGO ADVANTAGE FUNDS Account
     --------------------------------------------------------------------------
Holders Via the Internet. All shareholders with an existing WELLS FARGO
------------------------
ADVANTAGE FUNDS account may purchase additional shares of funds or classes of funds within the Wells Fargo Advantage family of funds that they already own and redeem existing shares via the Internet. For purchases, such account holders must have a bank account linked to their WELLS FARGO ADVANTAGE FUNDS account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. Internet account access is available for institutional clients. Shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargo.com/ advantagefunds for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.

     Extraordinary Circumstances Affecting Redemptions. Under the extraordinary
     --------------------------------------------------
circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than seven days for each Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable or practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

     Purchases and Redemptions Through Brokers and/or Their Affiliates. A
     -----------------------------------------------------------------
broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

     Waiver of Minimum Initial Investment Amount for Investor Class Shares for
     -------------------------------------------------------------------------
Eligible Investors. An eligible investor (as defined below) may purchase
------------------
Investor Class shares of the WELLS FARGO ADVANTAGE FUNDS without meeting the minimum initial investment amount if the eligible investor participates in a $50 monthly automatic investment purchase plan. Eligible investors include:

  o Current and retired employees, directors/trustees and officers of: (i) WELLS FARGO ADVANTAGE FUNDS (including any predecessor funds) and (ii) Wells Fargo & Company and its affiliates; and

  o Family members, as defined in the prospectus, of any of the above.

     Reduced Sales Charges for Former C&B Portfolio Shareholders. Shareholders
     -----------------------------------------------------------
who purchased shares of the C&B Portfolios directly from the C&B Portfolios, and who became Wells Fargo Advantage Fund shareholders in the reorganization between the Advisors' Inner Circle Fund and the Trust effective July 26, 2004 will be permitted to purchase Class A shares of any Wells Fargo Advantage Fund and any unnamed shares of WealthBuilder Portfolios at NAV. Please see your account representative for details.

     Reduced Sales Charges for Former Montgomery Fund Shareholders. Former
     -------------------------------------------------------------
Montgomery Fund Class P and Class R shareholders who purchased their shares directly from the Montgomery Funds and became Wells Fargo Advantage Fund shareholders in the reorganization, may purchase Class A shares of any Wells Fargo Advantage Fund, and any unnamed shares of WealthBuilder Portfolios at NAV. Shareholders who did not purchase such shares directly may purchase additional shares in the respective acquiring Wells Fargo Advantage Fund at NAV.

     Reduced Sales Charges for Affiliated Funds. Any affiliated fund that
     ------------------------------------------
invests in a Wells Fargo Advantage Fund may purchase Class A shares of such fund at NAV.

     Reduced Sales Charges for Certain Holders of Class C Shares. No CDSC is
     -----------------------------------------------------------
imposed on redemptions of Class C shares where a fund did not pay a sales commission at the time of purchase.

     Investors Eligible to Acquire Class B Shares. Class B shares are closed to
     --------------------------------------------
new investors and additional investments from existing shareholders, except that existing shareholders of Class B shares may reinvest any distributions into Class B shares and exchange their Class B shares for Class B shares of other Wells Fargo Advantage Funds (as permitted by current exchange privilege rules). No new or subsequent investments, including through automatic investment plans, will be allowed in Class B shares of the Funds, except through a distribution reinvestment or permitted exchange.

     Waiver of Minimum Initial and Subsequent Investment Amounts for All Shares
     --------------------------------------------------------------------------
Classes for Special Operational Accounts. Shares of any and all share classes
----------------------------------------
of the Wells Fargo Advantage Funds may be acquired in special operational accounts (as defined below) without meeting the applicable minimum initial or subsequent investment amounts. Special operational accounts are designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions.

     Compensation to Dealers and Shareholder Servicing Agents. Set forth below
     ---------------------------------------------------------
is a list of the member firms of FINRA to which the Adviser, the Funds' Distributor or their affiliates made payments out of their revenues in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders in the year ending December 31, 2008 ("Additional Payments"). (Such payments are in addition to any amounts paid to such FINRA firms in the form of dealer reallowances or fees for shareholder servicing or distribution. The payments are discussed in further detail in the Prospectuses under the title "Compensation to Dealers and Shareholder Servicing Agents"). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2008, are not reflected:

     FINRA MEMBER FIRMS
     ------------------

  o 401(k) Investment Services, Inc.

  o ADP Broker-Dealer, Inc.

  o A.G. Edwards & Sons, Inc.

  o AIG Retirement Services Company

  o Ameriprise Financial Services, Inc.

  o Charles Schwab & Co., Inc.

  o Citigroup Global Markets, Inc.

  o CitiStreet Advisors LLC

  o DWS Investments Distributors, Inc.

  o Fidelity Brokerage Services LLC

  o Goldman, Sachs & Co.

  o GPC Securities, Inc.

  o GWFS Equities, Inc.

  o GunnAllen Financial, Inc.

  o H.D. Vest Financial Services

  o Hewitt Financial Services, LLC

  o J. P. Morgan Securities Inc.

  o LPL Financial Corp.

  o Mellon Financial Markets, LLC

  o Merrill Lynch, Pierce, Fenner & Smith, Inc.

  o Merriman Curhan Ford & Co. Inc.

  o Mid Atlantic Capital Corporation

  o Morgan Stanley DW Inc.

  o MSCS Financial Services, LLC

  o Nationwide Investment Services Corp.

  o Pershing LLC

  o Prudential Investment Management Services, LLC

  o Prudential Retirement Brokerage Services, Inc.

  o Raymond James & Associates, Inc.

  o RBC Dain Rauscher, Inc.

  o Robert W. Baird & Co.

  o Ross, Sinclaire & Associates, LLC

  o Security Distributors, Inc.

  o State Street Global Markets, LLC

  o TD Ameritrade Trust Company

  o UBS Financial Services, Inc.

  o VALIC Financial Advisors, Inc.

  o Wachovia Securities, LLC

  o Wells Fargo Investments

     In addition to member firms of FINRA, Additional Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list.

     Also not included on the list above are other subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds' Distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

                             PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of the Adviser, the Sub-Advisers are responsible for the Funds' portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Advisers to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While the Sub-Advisers generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of equity securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, affiliated broker-dealers. However, the Funds and Funds Management have adopted a policy pursuant to Rule 12b-1(h) under the 1940 Act that prohibits the Funds from directing portfolio brokerage to brokers who sell Fund shares as compensation for such selling efforts. In the over-the-counter market, securities are generally traded on a "net" basis with broker-dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the broker-dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.


     In placing orders for portfolio securities of the Fund, the Fund's Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the trade execution procedures of the Sub-Adviser to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.


     The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer.

     The Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, a Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which a sub-adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

     Portfolio Turnover. The portfolio turnover rate is not a limiting factor
     ------------------
when a Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Fund's whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover may also result in adverse tax consequences to a Fund's shareholders.

     The table below shows the Fund's portfolio turnover rates for the two most recent fiscal years:


                                       OCTOBER 31,        OCTOBER 31,
FUND                                       2009              2008
Specialized Financial Services        %                         3%
Specialized Technology                %                       191%


     Brokerage Commissions. For the three most recent fiscal years, the Funds
     ---------------------
listed below paid the following aggregate amounts of brokerage commissions on brokerage transactions:

                               TOTAL COMMISSIONS


                                        YEAR-ENDED        YEAR-ENDED         YEAR-ENDED
FUND                                     10/31/09          10/31/08           10/31/07
 Specialized Financial Services              $             $ 74,574         $  116,966
 Specialized Technology                      $             $838,520         $1,030,091



     Directed Brokerage Commissions. For the fiscal year ended October 31,
     ------------------------------
2009, the Sub-Advisers listed below directed brokerage transactions to a broker for research services provided, and paid the following commissions based on the stated total amount of transactions.



SUB-ADVISER                   COMMISSIONS PAID   TRANSACTIONS VALUE
  RCM                        $                  $
  Wells Capital Management   $                  $



     Securities of Regular Broker-Dealers. The Funds are required to identify
     ------------------------------------
any securities of their "regular brokers or dealers" (as defined under the 1940
Act) or of their parents that the Funds may hold at the close of their most recent fiscal year. As of October 31, 2009, the following Funds held securities of their regular broker-dealers or of their parents as indicated in the amounts shown below:

     As of October 31, 2009, the following Funds held securities of their regular broker-dealers as indicated in the amounts shown:



FUND                                   BROKER DEALER                      AMOUNT
 Specialized Financial Services        Bank of America                   $
                                       Citigroup                         $
                                       JP Morgan Chase                   $
                                       Goldman Sachs                     $
                                       Merrill Lynch                     $
                                       Morgan Stanley                    $
                                       Barclays                          $
                                       Credit Suisse First Boston        $
                                       Deutsche Bank                     $
                                       Greenwich Capital                 $
 Specialized Technology                Bank of America                   $
                                       Barclays                          $
                                       Credit Suisse First Boston        $
                                       Deutsche Bank                     $
                                       Goldman Sachs                     $
                                       Greenwich Capital                 $
                                       JP Morgan Chase & Co.             $
                                       Morgan Stanley                    $


                                 FUND EXPENSES

     From time to time, Funds Management may waive fees froma Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

     Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and distribution disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues (including membership dues in the Investment Company Institute allocable to a Fund); brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to a Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the series of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board deems equitable.

                              FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." Each Prospectus generally describes the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code of 1986, as amended (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.

     A shareholder's tax treatment may vary depending upon the shareholder's particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or IRAs), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

     The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in each Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult their own tax advisers and financial planners regarding the federal tax consequences of an investment in a Fund, the application of state, local or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.

     Qualification as a Regulated Investment Company. It is intended that each
     -----------------------------------------------
Fund qualify as a regulated investment company ("RIC") under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to RICs generally will apply separately to each Fund even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

     In order to qualify as a RIC under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future Treasury Regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund's principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC. However, 100% of the net income derived from an interest in a qualified publicly traded partnership will be treated as qualifying income.

     Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund's taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund's total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term "outstanding voting securities of such issuer" includes the equity securities of a qualified publicly traded partnership, and in the case of a Fund's investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

     In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income for the taxable year, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income earned for the taxable year, if any. If a Fund meets all of the RIC requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute, or be deemed to have distributed, a sufficient amount of its investment company taxable income (as described above) and net tax-exempt interest income, if any, in a timely manner to maintain its status as a RIC and eliminate fund-level federal income taxation of such distributed income. However, no assurance can be given that a Fund will not be subject to federal income tax.


     Moreover, the Funds may retain for investment all or a portion of its net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at corporate rates on the amount of net capital gain retained, but may designate the retained amount as undistributed capital gain in a notice to its shareholders, who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

     If, for any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund's current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable to shareholders as dividend income. To re-qualify to be taxed as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if a Fund which had previously qualified as a RIC were to fail to qualify as a RIC for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to tax on such built-in gain recognized for a period of ten years, in order to re-qualify as a RIC in a subsequent year.

     Equalization Accounting. Each Fund may use the so-called "equalization
     -----------------------
method" of accounting to allocate a portion of its "earnings and profits," which generally equals a Fund's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS has not expressly sanctioned the particular equalization method used by a Fund, and thus the Fund's use of this method may be subject to IRS scrutiny.

     Capital Loss Carry-Forwards. A Fund is permitted to carry forward a net
     ---------------------------
capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to fund-level federal income tax, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gains. The Funds cannot carry back or carry forward any net operating losses.


     As of October 31, 2009, the following Fund had capital loss carry-forwards approximating the amount indicated for federal income tax purposes, expiring in the year indicated:



                                                             CAPITAL LOSS
FUND FOR FYE OCTOBER 31, 2009              YEAR EXPIRES     CARRY-FORWARDS
       Specialized Financial Services         2016           $24,232,178
       Specialized Technology                 2009           $49,977,485
                                              2010           $10,167,420
                                              2011           $   445,585



     Ifa Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carry-forwards (if any), its unrealized losses (if any), and any such losses of other funds participating in the reorganization may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations in the past and/or may engage in reorganizations in the future.

     Excise Tax. If a Fund fails to distribute by December 31 of each calendar
     ----------
year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income, if any). Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and thus expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis by a Fund).

     Taxation of Investments. In general, realized gains or losses on the sale
     -----------------------
of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

     If a Fund purchases a debt obligation with original issue discount ("OID") (generally, a debt obligation with a purchase price less than its principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate discount obligations may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID income on debt obligations that is currently includible in income, even though the cash representing such income may not have been received by a Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by the Fund which a Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

     In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund holding such a security receives no interest payment in cash on the security during the year.

     If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

     If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a

Fund in the sale, exchange, exercise, or other disposition of an option may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.

     Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark-to-market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss (as described below). These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the "60%/40%" rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts and non-equity options.

     Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt obligations, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign currency loss exceeds a Fund's net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

     Offsetting positions held by a Fund involving certain derivative instruments, such as financial forward, futures, and options contracts, may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a "straddle" and at least one (but not all) of the Fund's positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a "mixed straddle." A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute qualified dividend income to fail to satisfy the applicable holding period requirements and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

     If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or
(iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the position and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

     The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code's constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

     In addition, a Fund's transactions in securities and certain types of derivatives (E.G., options, futures contracts, forward contracts, and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments to the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.

     Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares, and (iii) thereafter, as capital gain. If a Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income in order to qualify as a RIC.

     Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a 2006 IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Accordingly, while each Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a RIC might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in derivatives transactions.

     A Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.

     A Fund may invest directly or indirectly (e.g., through a REIT) in residual interests in real estate mortgage investment conduits ("REMICs") or in REITs or qualified REIT subsidiaries that are taxable mortgage pools ("REIT TMPs"). Under recent IRS guidance, a Fund must allocate "excess inclusion income" received directly or indirectly from REMIC residual interests or REIT TMPs to its shareholders in proportion to dividends paid to such shareholders, with the same consequences as if the shareholders had invested in the REMIC residual interests or REIT TMPs directly.

     In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes unrelated business taxable income ("UBTI") to Keogh, 401(k) and qualified pension plans, as well as IRAs and certain other tax exempt entities, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, does not qualify for any reduction, by treaty or otherwise, in the 30% federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal corporate income tax rate. To the extent permitted under the Investment Act of 1940, a Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in the Fund. The Funds have not yet determined whether such an election will be made.

     "Passive foreign investment companies" ("PFICs") are generally defined as foreign corporations with respect to which at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to federal income tax and interest charges on "excess distributions" received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.

     A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance that they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income.

     In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant non-cash income, such non-cash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

     Taxation of Distributions. Distributions paid out of a Fund's current and
     -------------------------
accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund's current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.


     For federal income tax purposes, distributions of investment income (except for exempt-interest dividends (defined below)) are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions properly designated by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income. Each Fund will designate capital gain dividends, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.



     Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

     Sales and Exchanges of Fund Shares. If a shareholder sells, pursuant to a
     ----------------------------------
cash or in-kind redemption, or exchanges the shareholder's Fund shares, subject to the discussion below, the shareholder generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and the shareholder's tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.

     If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different RIC, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previously incurred charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under the "wash sale" rules to the extent the shareholder purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

     If a shareholder receives, or is deemed to receive, a capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then Treasury Regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI.

     Federal Income Tax Rates. As of the date of this SAI, the maximum stated
     ------------------------
federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net long-term capital gain.

     Current federal income tax law also provides for a maximum individual federal income tax rate applicable to "qualified dividend income" equal to the highest net long-term capital gains rate, which generally is 15%. In general, "qualified dividend income" is income attributable to dividends received by a Fund in taxable years beginning on or before December 31, 2010, from certain domestic and foreign corporations, as long as certain holding period and other requirements are met by the Fund with respect to the dividend-paying corporation's stock and by the shareholders with respect to the Fund's shares. If 95% or more of a Fund's gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund's ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). In general, if less than 95% of a Fund's income is attributable to qualified dividend income, then only the portion of the Fund's distributions that is attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by a Fund from securities lending, repurchase, and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisers and financial planners.

     The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of federal income tax laws.


     Backup Withholding. A Fund is generally required to withhold and remit to
     ------------------
the U.S. Treasury, subject to certain exemptions (such as for certain corporate or foreign shareholders), an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if (i) the shareholder fails to furnish the Fund with a correct "taxpayer identification number" ("TIN"), (ii) the shareholder fails to certify under penalties of perjury that the TIN provided is correct, (iii) the shareholder fails to make certain other certifications, or (iv) the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is otherwise subject to backup withholding. These backup withholding rules may also apply to distributions that are properly designed as exempt interest dividends (defined below). Backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts withheld as a credit against the shareholder's federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010.


     Corporate Shareholders. Subject to limitation and other rules, a corporate
     ----------------------
shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisers and financial planners.

     A portion of the interest paid or accrued on certain high-yield discount obligations that the Fund owns may not be deductible to the issuer. If a portion of the interest paid or accrued on certain high-yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction if certain requirements are met. In such cases, if the issuer of the high-yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the dividend portion of such interest.

     Foreign Shareholders. For purposes of this discussion, "foreign
     --------------------
shareholders" include: (i) nonresident alien individuals, (ii) foreign trusts (I.E., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust),
(iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations. "Exempt foreign shareholders" are foreign shareholders from whom a Fund obtains a properly completed and signed certificate of foreign status.

     Generally, subject to certain exceptions described below, distributions made to foreign shareholders will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty, except in the case of excess inclusion income, which does not qualify for any treaty exemption or reduction), even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, for taxable years of a Fund beginning before January 1, 2010, distributions made to exempt foreign shareholders and properly designated by a Fund as "interest-related dividends" will be exempt from federal income tax withholding. Interest-related dividends are generally attributable to the Fund's net interest income earned on certain debt obligations and paid to foreign shareholders. In order to qualify as an interest-related dividend, the Fund must designate a distribution as such in a written notice mailed to its shareholders not later than 60 days after the close of the Fund's taxable year. Notwithstanding the foregoing, if any distribution described above is "effectively connected" with a U.S. trade or business (or, if an applicable income tax treaty so requires, is attributable to a permanent establishment) of the recipient foreign shareholder, neither federal income tax withholding nor the exemption for interest-related dividends will apply, the distribution will be subject to the tax, withholding, and reporting requirements generally applicable to U.S. shareholders and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation.


     In general, a foreign shareholder's capital gains realized on the disposition of Fund shares, and capital gain dividends, with respect to taxable years of a Fund beginning before January 1, 2010, "short-term capital gain dividends" (defined below) are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an applicable income tax treaty so requires, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the disposition of Fund shares or the receipt of capital gain dividends and certain other conditions are met; or (iii) the Fund shares on which the foreign shareholder realized gain constitute U.S. real property interests ("USRPIs," defined below) or, in certain cases, distributions are attributable to gain from the sale or exchange of a USRPI. If the requirements of clause (i) are met, the tax, withholding, and reporting requirements applicable to U.S. shareholders generally will apply to the foreign shareholder, and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation. If the requirements of clause (i) are not met but the requirements of clause (ii) are met, such gains and distributions will be subject to federal income tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). If the requirements of clause (iii) are met, the foreign shareholder may be subject to certain tax, withholding, and/or reporting requirements, depending in part on whether the foreign shareholder holds (or has held in the prior 12 months) more than a 5% interest in the Fund. "Short-term capital gain dividends" are distributions attributable to a Fund's net short-term capital gain in excess of its net long-term capital loss and designated as such by the Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.


     Subject to certain exceptions, a "USRPI" is generally defined as (i) an interest in real property located in the United States or the Virgin Islands, or (ii) any interest (other than solely as a creditor) in a domestic corporation that was a U.S. real property holding corporation (as defined in the Code) at any time during the shorter of the five-year period ending on the testing date or the period during which the interest was held.

     In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, a foreign shareholder must comply with applicable certification requirements relating to its foreign status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders should consult their tax advisers in this regard.

     In the case of shares held through an intermediary, even if a Fund makes a designation with respect to a payment, no assurance can be made that the intermediary will respect such a designation. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

     Even if permitted to do so, the Funds provide no assurance that they will designate any dividends as interest-related dividends or short-term capital gain dividends.

     Special tax rules apply to distributions that a qualified investment entity ("QIE") makes to foreign shareholders that are attributable to gain from the QIE's sale or exchange of a USRPI. Special tax rules also apply to the sale of shares in a U.S. real property holding corporation ("USRPHC"). However, the Funds do not expect such special tax rules to apply because the Funds do not expect to be QIEs or USRPHCs.

     Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

     As discussed above, distributions and redemption proceeds paid or credited to a foreign shareholder are generally exempt from backup withholding. However, a foreign shareholder may be required to establish that exemption by providing certification of foreign status on an appropriate IRS Form W-8.

     Tax-Deferred Plans. Shares of the Funds may be available for a variety of
     ------------------
tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

     Tax-Exempt Shareholders. Tax-exempt shareholders should contact their tax
     -----------------------
advisers and financial planners regarding the tax consequences to them of an investment in the Funds.

     Any investment in residual interests of a collateralized mortgage obligation that has elected to be treated as a REMIC can create complex tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.

     Special tax consequences apply to charitable remainder trusts ("CRTs") (as defined in Section 664 of the Code) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in REIT TMPs. CRTs are urged to consult their own tax advisers and financial planners concerning these special tax consequences.

     Tax Shelter Reporting Regulations. Under Treasury Regulations, if an
     ---------------------------------
individual shareholder recognizes a loss of $2 million or more or if a corporate shareholder recognizes a loss of $10 million or more, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.

                      PROXY VOTING POLICIES AND PROCEDURES

     The Trusts and Funds Management have adopted policies and procedures ("Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

     The responsibility for voting proxies relating to the Funds' portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While each Fund does not purchase securities to exercise control or to seek to effect corporate change through share ownership, it supports sound corporate governance practices within companies in which it invests and reflects that support through its proxy voting process.

     Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.


     The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently in the same matter when securities of an issuer are held by multiple Funds of the Trusts. However, proxies for securities held by the Social Sustainability Fund related to social and environmental proposals will be voted pursuant to RiskMetrics Group's ("RMG") then current SRI Proxy Voting Guidelines. Accordingly, the Social Sustainability Fund may vote its proxies related to social and environmental proposals differently than the other Funds.


     The Procedures set forth Funds Management's general position on various proposals, such as:

  o Routine Items - Funds Management will generally vote for uncontested
    -------------
    director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

  o Corporate Governance - Funds Management will generally vote for charter
    --------------------
    and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification or to comply with what management's counsel interprets as applicable law.

  o Anti-Takeover Matters - Funds Management generally will vote for proposals
    ---------------------
    that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.

  o Mergers/Acquisitions and Corporate Restructurings - Funds Management's
    -------------------------------------------------
    Proxy Committee will examine these items on a case-by-case basis.

  o Shareholder Rights - Funds Management will generally vote against
    ------------------
    proposals that may restrict shareholder rights.

     In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

     In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Fund's voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (i) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (ii) disclosing the conflict to the Board and obtaining their consent before voting; (iii) submitting the matter to the Board to exercise its authority to vote on such matter; (iv) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy; (v) consulting with outside legal counsel for guidance on resolution of the conflict of interest; (vi) erecting information barriers around the person or persons making voting decisions; (vii) voting in proportion to other shareholders; or (viii) voting in other ways that are consistent with each Fund's obligation to vote in the best interests of its shareholders. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

     While Funds Management uses its best efforts to vote proxies, in certain circumstances it may be impractical or impossible for Funds Management to vote proxies (E.G., limited value or unjustifiable costs). For example, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Due to these restrictions, Funds Management must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. As a result, Funds Management will generally not vote those proxies in the absence of an unusual, significant vote or compelling economic importance. Additionally, Funds Management may not be able to vote proxies for certain foreign securities if Funds Management does not receive the proxy statement in time to vote the proxies due to custodial processing delays.

     As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy). However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs the loss in lending revenue that would result from recalling the security (I.E., if there is a controversial upcoming merger or acquisition, or some other significant matter), the security will be recalled for voting.

     Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 may be obtained on the Funds' Web site at www.wellsfargo.com/advantagefunds or by accessing the SEC's Web site at www.sec.gov.

       POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

I. Scope of Policies and Procedures. The following policies and procedures (the
   ---------------------------------
"Procedures") govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust ("Funds Trust"), Wells Fargo Master Trust ("Master Trust") and Wells Fargo Variable Trust ("Variable Trust") (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the "Funds" or individually as the "Fund") now existing or hereafter created.

II. Disclosure Philosophy. The Funds have adopted these Procedures to ensure
    ----------------------
that the disclosure of a Fund's portfolio holdings is accomplished in a manner that is consistent with a Fund's fiduciary duty to its shareholders. For purposes of these Procedures, the term "portfolio holdings" means the stock, bond and derivative positions held by a non-money market Fund and does not include the cash investments held by the Fund. For money market funds, the term "portfolio holdings" includes cash investments, such as investments in repurchase agreements.

Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

III. Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and
     --------------------------------------
top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds' website until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

     A. Complete Holdings. The complete portfolio holdings for each Fund
        -----------------
(except for funds that operate as fund of funds) shall be made publicly available on the Funds' website (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. Money market Fund holdings shall be made publicly available on the Fund's website on a monthly, 7-day delayed basis.

     B. Top Ten Holdings. Top ten holdings information (excluding derivative
        ----------------
positions) for each Fund (except for funds that operate as fund of funds and money market funds) shall be made publicly available on the Funds' website on a monthly, seven-day or more delayed basis.

     C. Fund of Funds Structure.
        -----------------------
    1. The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds' website and included in fund fact sheets on a monthly, seven-day or more delayed basis.
    2. A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' website simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund, (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

IV. List of Approved Recipients. The following list describes the limited
    ----------------------------
circumstances in which a Fund's portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds' website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

     A. Sub-Advisers. Sub-advisers shall have full daily access to Fund
        ------------
holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities. A new Fund sub-adviser may periodically receive full portfolio holdings information for such Fund from the date of Board approval through the date upon which they take over day-to-day investment management activities. Such disclosure will be subject to confidential treatment.

     B. Money Market Portfolio Management Team. The money market portfolio
        --------------------------------------
management team at Wells Capital Management Incorporated ("Wells Capital Management") shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

     C. Funds Management/Wells Fargo Funds Distributor, LLC.
        ----------------------------------------------------
     1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/ or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PNC's Datapath system.
    2. Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.
    3. Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund's target allocations that result in a shift between or among its fixed-income and/or equity investments.

     D. External Servicing Agents. Appropriate personnel employed by entities
        --------------------------
that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds' accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of RMG and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both RMG and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

     E. Rating Agencies. Nationally Recognized Statistical Ratings
        ----------------
Organizations ("NRSROs") may receive full Fund holdings for rating purposes.

V. Additions to List of Approved Recipients. Any additions to the list of
   -----------------------------------------
approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

VI. Funds Management Commentaries. Funds Management may disclose any views,
    ------------------------------
opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund. The portfolio commentary and statistical information may be provided to members of the press, shareholders in the Funds, persons considering investment in the Funds or representatives of such shareholders or potential shareholders. The content and nature of the information provided to each of these persons may differ.

Certain of the information described above will be included in quarterly fund commentaries and will contain information that includes, among other things, top contributors/detractors from fund performance and significant portfolio changes during the calendar quarter. This information will be posted contemporaneously with their distribution on the Funds' website.

No person shall receive any of the information described above if, in the sole judgment of Funds Management, the information could be used in a manner that would be harmful to the Funds.

VII. Board Approval. The Board shall review and reapprove these Procedures,
     ---------------
including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and make any changes that they deem appropriate.


                                 CAPITAL STOCK


     The Funds are two series of the Trust in the Wells Fargo Advantage family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

     Most of the Trust's series are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a CDSC, that are offered to retail investors. Certain of the Trust's series also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a series represents an equal, proportionate interest in the series with all other shares. Shareholders bear their pro rata portion of a series' operating expenses, except for certain class-specific expenses (E.G., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other series or classes of shares offered.

     With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory agreement, since it affects only one Fund, is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

     As used in the Prospectus(es) and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of shares of a Fund means the vote of the lesser of (i) 67% of the shares of the class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

     Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.


     Set forth below as of February 4, 2010, is the name, address and share ownership of each person with record ownership of 5% or more of a class of a Fund and each person known by the Trust to have beneficial ownership of 25% or more of the voting securities of the Fund as a whole. Except as identified below, no person with record ownership of 5% or more of a class of a Fund is known by the Trust to have beneficial ownership of such shares.

                      5% OWNERSHIP AS OF FEBRUARY 4, 2010



                                                              PERCENTAGE
FUND            NAME AND ADDRESS                               OF CLASS
----------      --------------------------------------       -----------
SPECIALIZED FINANCIAL SERVICES
 Class A                                                     %
 Class B        AMERICAN ENTERPRISE INVESTMENT               %
                SERVICES FBO
                PO BOX 9446
                MINNEAPOLIS MN 55440-9446
 Class C        AMERICAN ENTERPRISE INVESTMENT               %
                SERVICES FBO
                PO BOX 9446
                MINNEAPOLIS MN 55440-9446
                MLPF&S INC                                   %
                FOR THE SOLE BENEFIT OF ITS CUSTOMERS
                ATTN SERVICE TEAM
                4800 DEAR LAKE DR EAST 3RD FLOOR
                JACKSONVILLE FL 32246-6484
                CALMAN B BRODY &                             %
                LESLIE G BRODY JTWROS
                900 PALISADE AVE APT 20C
                FORT LEE NJ 07024-4140
                FIRST CLEARING LLC                           %
                SILKE MELVIN ENZ AND
                422 MARY ST
                DOWINGTOWN PA 19335-2520
SPECIALIZED TECHNOLOGY
 Class A        CHARLES SCHWAB & CO INC                      %
                SPECIAL CUSTODY ACCOUNT
                EXCLUSIVELY FBO THE CUSTOMERS
                ATTN: MUTUAL FUNDS
                101 MONTGOMERY ST
                SAN FRANCISCO CA 94104-4151

                                                              PERCENTAGE
FUND             NAME AND ADDRESS                              OF CLASS
-----------      --------------------------------------      -----------
                 WELLS FARGO BANK NA, FBO                    %
                 RETIREMENT PLAN SERVICES
                 WELLS FARGO BIN
                 PO BOX 1533
                 MINNEAPOLIS MN 55480-1533
 Class B         AMERICAN ENTERPRISE INVESTMENT              %
                 SERVICES FBO
                 PO BOX 9446
                 MINNEAPOLIS MN 55440-9446
 Class C         MLPF&S                                      %
                 FOR THE SOLE BENEFIT OF ITS CUSTOMERS
                 ATTN MUTUAL FUND ADMINSTRATION
                 4800 DEAR LAKE DRIVE EAST 3RD FLOOR
                 JACKSONVILLE FL 32246-6484
 Investor


     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a person identified in the foregoing table is identified as the beneficial owner of more than 25% of a Fund, or is identified as the record owner of more than 25% of a Fund and has voting and/or investment powers, it may be presumed to control such Fund. A controlling person's vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

                               OTHER INFORMATION

     The Trust's Registration Statement, including the Prospectus(es) and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the SEC, located at 100 "F" Street NE, in Washington, D.C., 20549-0102. Statements contained in the Prospectus(es) or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus(es) are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     KPMG LLP has been selected as the independent registered public accounting firm for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is 1601 Market Street, Philadelphia, PA 19103.

                             FINANCIAL INFORMATION


     The audited financial statements for the Funds for the fiscal year ended October 31, 2009, are hereby incorporated by reference to the Funds' Annual Report.

                                    APPENDIX

     The ratings of Standard & Poor's ("S&P"), Moody's Investors Services ("Moody's"), Fitch Investor Services ("Fitch"), represent their opinion as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

     The following is a description of the ratings given by S&P, Fitch, and Moody's to corporate and municipal bonds and corporate and municipal commercial paper and variable rate demand obligations.

CORPORATE BONDS
---------------

     S&P
     ---

        S&P rates the long-term debt obligations issued by various entities in categories ranging from "AAA" to "D," according to quality, as described below. The first four ratings denote investment-grade securities. Plus (+) or minus(-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

        AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

        AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

        A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

        BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

        BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

        B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

        CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

        CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

        C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

        D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

     MOODY'S
     -------

     Moody's rates the long-term debt obligations issued by various entities in categories ranging from "Aaa" to "C," according to quality, as described below. The first four denote investment-grade securities.

        Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

        A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

        C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

     FITCH
     -----

     National Long-Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

     AAA(xxx) - 'AAA' national ratings denote the highest rating assigned in its national rating scale for that country. This rating is assigned to the "best" credit risk relative to all other issuers or issues in the same country and will normally be assigned to all financial commitments issued or guaranteed by the sovereign state.

     AA(xxx) - 'AA' national ratings denote a very strong credit risk relative to other issuers or issues in the same country. The credit risk inherent in these financial commitments differs only slightly from the country's highest rated issuers or issues.

     A(xxx) - 'A' national ratings denote a strong credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

     BBB(xxx) - 'BBB' national ratings denote an adequate credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment.

     BB(xxx) - 'BB' national ratings denote a fairly weak credit risk relative to other issuers or issues in the same country. Within the context of the country, payment of these financial commitments is uncertain to dome degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

     B(xxx) - 'B' national ratings denote a significantly weak credit risk relative to other issuers or issues in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payment is contingent upon a sustained, favorable business and economic environment.

     CCC(xxx), CC(xxx), C(xxx) - These categories of national ratings denote an extremely weak credit risk relative to other issuers or issues in the same country. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

     DDD(xxx), DD(xxx), D(xxx) - These categories of national ratings are assigned to entities or financial commitments which are currently in default.

     SHORT-TERM ISSUE CREDIT RATINGS (INCLUDING COMMERCIAL PAPER)
     ------------------------------------------------------------

        S&P:
        ----

        A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

        A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

        A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

        D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

        MOODY'S:
        --------

        Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

        Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

        Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of short-term deposit obligations.

        Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

     FITCH
     -----

     National Long-Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

     F1(xxx) - Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the"best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong , a "+" is added to the assigned rating.

     F2(xxx) - Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

     F3(xxx) - Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

     B(xxx) - Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

     C(xxx) - Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D(xxx) - Indicates actual or imminent payment default.

     Note to National Short-Term ratings: In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, our National Short-Term Ratings definitions for F1+(xxx), F1(xxx), F2(xxx) and F3(xxx) may be substituted by those regulatory scales, E.G. A1+, A1, A2 and A3.

Variable Rate Demand Obligations
--------------------------------

     S&P:

        SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

        SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

        SP-3 - Speculative capacity to pay principal and interest.

     MOODY'S:

        VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

        VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

        VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

        SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

                            WELLS FARGO FUNDS TRUST
                         FILE NOS. 333-74295; 811-09253

                                     PART C
                               OTHER INFORMATION

Item 23. Exhibits.
         --------

 EXHIBIT
  NUMBER        DESCRIPTION
------------    ---------------------------------------------------------------------------------------
 (a)        -   Amended and Restated Declaration of Trust, incorporated by reference to Post-Effective
                Amendment No. 83, filed April 11, 2005.

 (b)        -   Not Applicable.

 (c)        -   Not Applicable.

 (d)  (1)   -   Investment Advisory Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Schedule A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28,
                2009.

      (2)   -   Amended and Restated Fee and Expense Agreement between Wells Fargo Funds Trust,
                Wells Fargo Master Trust and Wells Fargo Funds Management, LLC; Schedule A,
                incorporated by reference to Post-Effective Amendment No. 139, filed September 28,
                2009.

      (3)   -   Investment Sub-Advisory Agreement with Schroder Investment Management North
                America Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May
                1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

      (4)   -   Investment Sub-Advisory Agreement with Wells Capital Management Incorporated, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001;
                Schedule A, and Appendix A, incorporated by reference to Post-Effective Amendment No.
                139, filed September 28, 2009.

      (5)   -   Investment Sub-Advisory Agreement with RCM Capital Management, LLC (formerly
                Dresdner RCM Global Investors, LLC), incorporated by reference to Post-Effective
                Amendment No. 32, filed February 8, 2002; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.

      (6)   -   Investment Sub-Advisory Agreement with Global Index Advisors, Inc., incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006. Appendix A incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007.
                Appendix B, incorporated by reference to Post-Effective Amendment No. 139, filed
                September 28, 2009.

      (7)   -   Investment Sub-Advisory Agreement with LSV Asset Management, incorporated by reference to Post-Effective Amendment No. 69, filed January 30, 2004; Appendix A, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

      (8)   -   Investment Sub-Advisory Agreement with Cooke & Bieler, L.P., incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009.

      (9)   -   Investment Sub-Advisory Agreement with Artisan Partners Limited Partnership, incorporated by reference to Post-Effective Amendment No. 82, filed March 1, 2005;
                Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No.
                88, filed December 1, 2005.

     (10)   -   Investment Sub-Advisory Agreement with Matrix Asset Advisors, Inc., incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005; Appendix A and
                Schedule A, incorporated by reference to Post-Effective Amendment No. 119, filed March
                1, 2008.


     (11)   -   Sub-Advisory Agreement with Phocas Financial Corporation, incorporated by reference to
                Post-Effective Amendment No. 122, filed March 21, 2008.

     (12)   -   Sub-Advisory Agreement with Nelson Capital Management, LLC, incorporated by reference to Post-Effective Amendment No. 131, filed October 1, 2008.

     (13)   -   Sub-Advisory Agreement with Evergreen Investment Management Company, LLC
                ("Evergreen Investments"), incorporated by reference to Post-Effective Amendment No.
                136, filed April 30, 2009.

(e)         -   Distribution Agreement with Wells Fargo Funds Distributor, LLC, incorporated by reference to Post-Effective Amendment No. 84, filed July 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment No. 139, filed September 28,
                2009.

(f)         -   Not Applicable.

(g)   (1)   -   Amended and Restated Custody Agreement with Wells Fargo Bank, N.A. incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005; Appendix A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28,
                2009.

      (2)   -   Delegation Agreement (17f-5) with Wells Fargo Bank, N.A., incorporated by reference to
                Post-Effective Amendment No. 93, filed June 26, 2006. Exhibit A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

      (3)   -   Securities Lending Agency Agreement by and among Wells Fargo Funds Trust, Wells
                Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Funds Management, LLC
                and Wells Fargo Bank, N.A.,incorporated by reference to Post-Effective Amendment No.
                134, filed January 28, 2009. Schedule 4, incorporated by reference to Post-Effective
                Amendment No. 139, filed September 28, 2009.

      (4)   -   Master Custodian Agreement with State Street Bank and Trust Company, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(h)   (1)   -   Administration Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 65, filed August 15, 2003; Schedule A to
                Appendix A, incorporated by reference to Post-Effective Amendment No. 139, filed
                September 28, 2009.

      (2)   -   Accounting Services Agreement with PFPC Inc., along with Amended and Restated Letter
                Agreement, incorporated by reference to Post-Effective Amendment No. 83, filed April
                11, 2005; Amendment, incorporated by reference to Post-Effective Amendment No. 88, filed December 1, 2005; Exhibit A, incorporated by reference to Post-Effective
                Amendment No. 139, filed September 28, 2009.

      (3)   -   Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 92, filed May 1, 2006;
                Schedule A, incorporated by reference to Post-Effective Amendment No. 139, filed
                September 28, 2009.

      (4)   -   Shareholder Servicing Plan, incorporated by reference to Post-Effective Amendment No.
                16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective
                Amendment No. 139, filed September 28, 2009.

      (5)   -   Administrative and Shareholder Servicing Agreement, Form of Agreement, incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007.

(i)   (1)   -   Legal Opinion, to be filed.

      (2)   -   Not Applicable.

(j)   (A)   -   Consent of Independent Auditors, to be filed.

(j)   (1)   -   Power of Attorney, Peter G. Gordon, incorporated by reference to Post-Effective
                Amendment No. 72, filed June 30, 2004.

      (2)   -   Power of Attorney, J. Tucker Morse, incorporated by reference to Post-Effective
                Amendment No. 72, filed June 30, 2004.

      (3)   -   Power of Attorney, Timothy J. Penny, incorporated by reference to Post-Effective
                Amendment No. 72, filed June 30, 2004.

      (4)   -   Power of Attorney, Donald C. Willeke, incorporated by reference to Post-Effective
                Amendment No. 72, filed June 30, 2004.

      (5)   -   Power of Attorney, Karla M. Rabusch, incorporated by reference to Post-Effective
                Amendment No. 72, filed June 30, 2004.

      (6)   -   Power of Attorney, Olivia S. Mitchell, incorporated by reference to Post-Effective
                Amendment No. 90, filed March 1, 2006.

      (7)   -   Power of Attorney, Judith M. Johnson, incorporated by reference to Post-Effective
                Amendment No. 131, filed October 1, 2008.

      (8)   -   Power of Attorney, Isaiah Harris, Jr., incorporated by reference to Post-Effective
                Amendment No. 136, filed April 30, 2009.

      (9)   -   Power of Attorney, David F. Larcker, incorporated by reference to Post-Effective
                Amendment No. 136, filed April 30, 2009.

     (10)   -   Power of Attorney, David Berardi, incorporated by reference to Post-Effective
                Amendment No. 138, filed June 26, 2009.

     (11)   -   Power of Attorney, Jeremy DePalma, Jr.,incorporated by reference to Post-Effective
                Amendment No. 138, filed June 26, 2009.

     (12)   -   Power of Attorney, Kasey Phillips, incorporated by reference to Post-Effective
                Amendment No. 142, filed November 19, 2009.

(k)         -   Not Applicable.

(l)         -   Not Applicable.

(m)         -   Rule 12b-1 Plan, incorporated by reference to Post-Effective Amendment No. 87, filed
                November 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment
                No. 127, filed July 1, 2008; Appendix A, incorporated by reference to Post-Effective
                Amendment No. 139, filed September 28, 2009.

(n)         -   Rule 18f-3 Plan, incorporated by reference to Post-Effective Amendment No. 131, filed
                October 1, 2008; Appendix A, incorporated by reference to Post-Effective Amendment
                No. 134, filed January 28, 2009.

(o)         -   Not Applicable.

(p)   (1)   -   Joint Code of Ethics for Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells
                Fargo Variable Trust, filed herewith.

      (2)   -   Joint Code of Ethics for Wells Fargo Funds Management, LLC and Wells Fargo Funds
                Distributor, LLC, filed herewith.

      (3)   -   RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC) Code of Ethics, incorporated by reference to Post-Effective Amendment No. 143, filed
                November 25, 2009.

      (4)   -   Galliard Capital Management, Inc. Code of Ethics, incorporated by reference to Post-
                Effective Amendment No. 138, filed June 26, 2009.

      (5)   -   Peregrine Capital Management, Inc. Code of Ethics, incorporated by reference to Post-
                Effective Amendment No. 138, filed June 26, 2009.

      (6)   -   Schroder Investment Management North America Inc. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.

      (7)   -   Smith Asset Management Group, L.P. Code of Ethics, incorporated by reference to Post-
                Effective Amendment No. 111, filed June 29, 2007.

     (8)    -   Wells Capital Management Incorporated Code of Ethics, incorporated by reference to
                Post-Effective Amendment No. 127, filed July 1, 2008.

      (9)   -   Systematic Financial Management, L.P. Code of Ethics, incorporated by reference to Post-
                Effective Amendment No. 138, filed June 26, 2009.

     (10)   -   LSV Asset Management Code of Ethics and Personal Trading Policy, incorporated by reference to Post-Effective Amendment No. 138, filed June 26, 2009.

     (11)   -   Cooke & Bieler, L.P. Code of Ethics, incorporated by reference to Post-Effective
                Amendment No. 127, filed July 1, 2008.

     (12)   -   Artisan Partners Limited Partnership Code of Ethics, incorporated by reference to Post-
                Effective Amendment No. 129, filed September 26, 2008.

     (13)   -   Matrix Asset Advisors, Inc. Code of Ethics, incorporated by reference to Post-Effective
                Amendment No. 87, filed November 1, 2005.

     (14)   -   Global Index Advisors, Inc. Code of Ethics, incorporated by reference to Post-Effective
                Amendment No. 111, filed June 29, 2007.

     (15)   -   Phocas Financial Corporation Code of Ethics, incorporated by reference to Post-Effective
                Amendment No. 138, filed June 26, 2009.

     (16)   -   Nelson Capital Management, LLC, Code of Ethics, incorporated by reference to Post-
                Effective Amendment No. 139, filed September 28, 2009.

     (17)   -   Evergreen Investments Code of Ethics, filed herewith.


Item 24. Persons Controlled by or Under Common Control with the Fund.
         -----------------------------------------------------------

     Registrant believes that no person is controlled by or under common control with Registrant.

Item 25. Indemnification.
         ---------------

     Article IX of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's Trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Article III, Section 1(t) of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 26. Business and Other Connections of Investment Adviser.
         ----------------------------------------------------

     (a) Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

     To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

     (b) Global Index Advisors, Inc. ("GIA"), serves as a sub-adviser to various Funds of Wells Fargo Funds Trust (the "Trust") and as adviser or sub-adviser to certain other open-end management investment companies. The descriptions of GIA in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of GIA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (c) Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, serves as sub-adviser to various Funds of the Trust. The descriptions of Wells Capital Management in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Wells Capital Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (d) Peregrine Capital Management, Inc. ("Peregrine"), an indirect, wholly owned subsidiary of Wells Fargo & Company, serves as sub-adviser to various Funds of the Trust. The descriptions of Peregrine in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (e) Schroder Investment Management North America Inc. ("Schroder"), serves as sub-adviser to the Small Cap Opportunities Fund of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (f) Galliard Capital Management, Inc. ("Galliard"), an indirect, wholly owned subsidiary of Wells Fargo & Company serves as sub-adviser to various Funds of the Trust. The descriptions of Galliard in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Galliard is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (g) Smith Asset Management Group, L.P. ("Smith"), in which Wells Fargo Bank maintains an indirect, minority-ownership interest, serves as sub-adviser to various Funds of the Trust. The descriptions of Smith in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


     (h) RCM Capital Management, LLC (formerly Dresdner RCM Global Investors,
LLC) ("RCM"), a wholly owned subsidiary of RCM US Holdings LLC, serves as sub-adviser for the Specialized Technology Fund and Specialized Health Sciences Fund of the Trust. The descriptions of RCM in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of RCM is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (i) Systematic Financial Management, L.P. ("Systematic") serves as sub-adviser to the Large Cap Value Portfolio of Master Trust in which several Funds of the Trust invest. The descriptions of Systematic in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Systematic is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

     (j) LSV Asset Management ("LSV") serves as co-sub-adviser for the International Equity Fund of the Trust. The descriptions of LSV in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of LSV is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

     (k) Cooke & Bieler, L.P. ("Cooke & Bieler") serves as sub-adviser for the Wells Fargo C&B Mid Cap Value Fund and Wells Fargo C&B Tax-Managed Value Fund of the Trust and for the C&B Large Cap Value Portfolio of Master Trust in which the C&B Large Cap Value Fund invests. The descriptions of Cooke & Bieler in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cooke & Bieler is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

     (l) Artisan Partners Limited Partnership ("Artisan") serves as co-sub-adviser for the International Equity Fund of the Trust. The descriptions of Artisan in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Artisan is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

     (m) Matrix Asset Advisors, Inc. ("Matrix") serves as Sub-Adviser for the Growth and Income Fund and Large Company Core Fund of the Trust. The descriptions of Matrix in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Matrix is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

     (n) Phocas Financial Corporation ("Phocas") serves as Sub-Adviser for the Large Company Value Fund of the Trust. The descriptions of Phocas in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Phocas is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

     (o) Nelson Capital Management, LLC ("Nelson") serves as Sub-Adviser for the Social Sustainability Fund of the Trust. The descriptions of Nelson in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Nelson is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

     (p) Evergreen Investments serves as sub-adviser to the International Core Fund. The descriptions of Evergreen Investments in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Evergreen Investments is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Item 27. Principal Underwriters.
         ----------------------

     (a) Wells Fargo Funds Distributor, LLC, distributor for the Registrant, also acts as principal underwriter for Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Wells Fargo Master Trust, all of which are registered open-end management investment companies.

     (b) The following table provides information for each director and officer of Wells Fargo Funds Distributor, LLC.

(1)                                                  (2)                                (3)
NAME AND PRINCIPAL BUSINESS               POSITIONS AND OFFICES WITH         POSITIONS AND OFFICES WITH
ADDRESS                                          UNDERWRITER                            FUND
------------------------------------ ----------------------------------- ---------------------------------
Karla M. Rabusch                     Chairman of the Board               President
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105
Cara Peck                            Director, President and Secretary   None
Wells Fargo Funds Distributor, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

A. Erdem Cimen                       Director                            None
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

Kevin J. Scott                       Financial Operations Officer        None
Wells Fargo Funds Management, LLC    (FINOP)
100 Heritage Reserve
Menomonee Falls, WI 53051

Carol J. Lorts                       Chief Compliance Officer            Assistant Secretary
Wells Fargo Funds Distributor, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105
Samuel H. Hom                        Anti-Money Laundering Compliance    Anti-Money Laundering Compliance
Wells Fargo Funds Distributor, LLC   Officer                             Officer
525 Market Street, 12th Floor
San Francisco, CA 94105

Randy Henze                          Director                            None

Wells Fargo Funds Management, LLC
100 Heritage Reserve
Menomonee Falls, WI 53051

     (c) Not Applicable.

Item 28. Location of Accounts and Records.
         --------------------------------

     (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, CA 94105.

     (b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, 12th Floor, San Francisco, CA 94105.

     (c) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

     (d) Global Index Advisors, Inc. maintains all Records relating to their services as sub-adviser at 29 North Park Square NE, Suite 201, Marietta, GA 30060.

     (e) Wells Fargo Funds Distributor, LLC maintains all Records relating to its services as distributor at 525 Market Street, 12th Floor, San Francisco, CA 94105.

     (f) Wells Fargo Bank, N.A. (formerly Wells Fargo Bank Minnesota, N.A.) maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, MN 55479-0040.

     (g) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, CA 94105.

     (h) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 1850, Minneapolis, MN 55402.

     (i) Galliard Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 1100, Minneapolis, MN 55479.

     (j) Smith Asset Management Group, L.P. maintains all Records relating to its services as investment sub-adviser at 100 Crescent Court, Suite 1150, Dallas, TX 75201.

     (k) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 875 Third Avenue,
  22nd Floor, New York, New York 10022.

     (l) RCM Capital Management, LLC (formerly Dresdner RCM Global Investors,
LLC) maintains all Records relating to its services as investment sub-adviser at Four Embarcadero Center, San Francisco, California 94111.

     (m) Systematic Financial Management, L.P. maintains all Records relating to its services as investment sub-adviser at 300 Frank W. Burr Boulevard, Glenpointe East, Teaneck, NJ 07666.

     (n) LSV Asset Management maintains all Records relating to its services as investment sub-adviser at One North Wacker Drive, Suite 4000, Chicago, Illinois 60606.

     (o) Cooke & Bieler, L.P. maintains all Records relating to its services as investment sub-adviser at 1700 Market Street, Philadelphia, PA 19103.

     (p) Artisan Partners Limited Partnership maintains all Records relating to its services as investment sub-adviser at 875 East Wisconsin Avenue, Suite 800, Milwaukee, WI 53202.

     (q) Matrix Asset Advisors, Inc. maintains all Records relating to its services as investment sub-adviser at 747 Third Avenue, 31st Floor, New York, New York 10017.

     (r) Phocas Financial Corporation maintains all Records relating to its services as investment sub-adviser at 980 Atlantic Avenue, suite 106, Alameda, California 94501.

     (s) Nelson Capital Management, LLC maintains all Records relating to its services as investment sub-adviser at 1860 Embarcadero Road, Suite 140, Palo Alto California 94303.

     (t) Evergreen Investments maintains all Records relating to its services as investment sub-adviser at 200 Berkeley Street, Boston, MA 02116.

Item 29. Management Services.
         -------------------

     Other than as set forth under the captions "Organization and Management of the Funds" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings. Not Applicable.
         ------------

                                  SIGNATURES
                                   ---------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 21st day of December, 2009.


                                WELLS FARGO FUNDS TRUST


                                By:   /s/ Carol J. Lorts
                                      --------------------
                                      Carol J. Lorts
                                      Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 145 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:



SIGNATURE                           TITLE                          DATE
----------------------------------- ------------------------------ ---------


                  *                 Trustee
---------------------------------
Peter G. Gordon


                  *                 Trustee
---------------------------------
Isaiah Harris, Jr.


                  *                 Trustee
---------------------------------
Judith M. Johnson


                  *                 Trustee
---------------------------------
David F. Larcker


                  *                 Trustee
---------------------------------
Olivia S. Mitchell


                  *                 Trustee
---------------------------------
Timothy J. Penny


                  *                 Trustee
---------------------------------
Donald C. Willeke


                  *                 President
---------------------------------   (Principal Executive Officer)
Karla M. Rabusch


                  *                 Treasurer
---------------------------------
Kasey Phillips


                  *                 Assistant Treasurer
---------------------------------   (Principal Financial Officer)
David Berardi


                  *                 Assistant Treasurer            12/21/09
---------------------------------   (Principal Financial Officer)
Jeremy DePalma





* By:   /s/ Carol J. Lorts
        --------------------
        Carol J. Lorts
        As Attorney-in-Fact
        December 21, 2009

                            WELLS FARGO FUNDS TRUST
                         FILE NOS. 333-74295; 811-09253

                                 EXHIBIT INDEX


EXHIBIT
NUMBER          DESCRIPTION
--------------- --------------------------------------------------------------------------
EX-99.(p)(1)    Joint Code of Ethics - Trusts
EX-99.(p)(2)    Joint Code of Ethics, Wells Fargo Funds Trust, LLC, and Wells Fargo Funds
                Distributor, LLC
EX-99.(p)(17)   Code of Ethics - Evergreen Investments